             As filed with the Securities and Exchange Commission on May 1, 2007
                                                      Registration No. 333-70864
                                                                        811-4113

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 10

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                         POST-EFFECTIVE AMENDMENT NO. 1
                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
 (formerly, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
                           (Exact name of Registrant)

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
          (formerly, The Manufacturers Life Insurance Company (U.S.A.))
                               (Name of Depositor)

                              38500 Woodward Avenue
                        Bloomfield Hills, Michigan 48304
              (Address of Depositor's Principal Executive Offices)

                           Arnold R. Bergman, Esquire
                  John Hancock Life Insurance Company (U.S.A.)
                               601 Congress Street
                                Boston, MA 02210
                     (Name and Address of Agent for Service)

                                    Copy to:
                              John W. Blouch, Esq.
                               Dykema Gossett PLLC
                                 Suite 300 West
                                1300 I Street, NS
                            Washington, DC 20005-3306

Title of Securities Being Registered: Variable Annuity Insurance Contracts

It is proposed that this filing will become effective:

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

[X]  on May 1, 2007 pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on _______, 2007 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                           (Strategy Variable Annuity)
                            (prior contracts version)

                                                    Prospectus dated May 1, 2007


                               (JOHN HANCORK LOGO)

                            Strategy Variable Annuity

This Prospectus describes interests in STRATEGY flexible Purchase Payment deferred combination fixed and variable annuity contracts (singly, a "Contract" and collectively, the "Contracts") issued by JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) ("John Hancock USA") in all jurisdictions except New York.

VARIABLE INVESTMENT OPTIONS. You may allocate Contract Values or additional Purchase Payments, to the extent permitted under your Contract, in Variable Investment Options. If you do, we will measure your Contract Value (other than value allocated to a Fixed Investment Option) and Variable Annuity benefit payments according to the investment performance of applicable Sub-Accounts of JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H (the "Separate Account"). Each Sub-Account invests in one of the following Funds that corresponds to a Variable Investment Option that we make available on the date of this Prospectus.


JOHN HANCOCK TRUST
500 Index Trust(1)
Active Bond Trust(1)
All Cap Core Trust(1)
All Cap Growth Trust(1)
All Cap Value Trust(1)
American Asset Allocation Trust
American Blue Chip Income & Growth Trust(1)
American Bond Trust
American Global Growth Trust
American Global Small Cap Trust
American Growth Trust
American Growth-Income Trust
American High Income Trust
American International Trust
American New World Trust
Blue Chip Growth Trust
Capital Appreciation Trust
Classic Value Trust
Core Bond Trust(1)
Core Equity Trust
Dynamic Growth Trust(1)
Emerging Growth Trust(1)
Emerging Small Company Trust(1)
Equity-Income Trust
Financial Services Trust
Franklin Templeton Founding
Allocation Trust
Fundamental Value Trust
Global Trust(1)
Global Allocation Trust
Global Bond Trust
Health Sciences Trust
High Income Trust
High Yield Trust
Income & Value Trust
Index Allocation Trust
International Core Trust(formerly International Stock Trust)
International Equity Index Trust A(1)
International Opportunities Trust
International Small Cap Trust
International Value Trust
Investment Quality Bond Trust
Large Cap Trust(1)
Large Cap Value Trust(1)
Lifestyle Aggressive Trust
Lifestyle Balanced Trust
Lifestyle Conservative Trust
Lifestyle Growth Trust
Lifestyle Moderate Trust
Mid Cap Index Trust
Mid Cap Intersection Trust
Mid Cap Stock Trust
Mid Cap Value Trust(1)
Money Market Trust
Natural Resources Trust
Pacific Rim Trust
Quantitative All Cap Trust(1)
Quantitative Mid Cap Trust(1)
Quantitative Value Trust(1)
Real Estate Securities Trust
Real Return Bond Trust(1)
Science & Technology Trust
Small Cap Trust(1)
Small Cap Growth Trust
Small Cap Index Trust(1)
Small Cap Opportunities Trust
Small Cap Value Trust
Small Company Trust(1)
Small Company Value Trust
Special Value Trust(1)
Strategic Bond Trust
Strategic Income Trust(1)
Total Return Trust
Total Stock Market Index Trust(1)
U.S. Core Trust (formerly Growth & Income Trust)(1)
U.S. Global Leaders Growth Trust(1)
U.S. Government Securities Trust
U.S. High Yield Bond Trust(1)
U.S. Large Cap Trust
Utilities Trust(1)
Value Trust


PIMCO VARIABLE
INSURANCE TRUST
PIMCO VIT All Asset Portfolio


(1) Not available for Contracts issued on or after May 1, 2006.


CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED, GUARANTEED OR ENDORSED BY, ANY BANK, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE SEPARATE ACCOUNT AND THE VARIABLE PORTION OF THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING. THE CONTRACT HAS NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

            JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
      ANNUITIES SERVICE CENTER                     MAILING ADDRESS
        601 Congress Street                      Post Office Box 55230
     Boston, Massachusetts 02210-2805       Boston, Massachusetts 02205-5230
     (617) 663-3000 or (800) 344-1029        www.johnhancockannuities.com

                                Table of Contents


I. GLOSSARY OF SPECIAL TERMS...............................................    1
II. OVERVIEW...............................................................    3
III. FEE TABLES............................................................    8
  EXAMPLES.................................................................    8
IV. GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNT AND THE FUNDS.......   16
  THE COMPANY..............................................................   16
  THE SEPARATE ACCOUNT.....................................................   16
  THE FUNDS................................................................   17
  VOTING INTEREST..........................................................   26
V. DESCRIPTION OF THE CONTRACT.............................................   28
  ELIGIBLE PLANS...........................................................   28
  ELIGIBLE GROUPS..........................................................   28
  ACCUMULATION PERIOD PROVISIONS...........................................   28
    Purchase Payments......................................................   28
    Accumulation Units.....................................................   29
    Value of Accumulation Units............................................   29
    Net Investment Factor..................................................   29
    Transfers Among Investment Options.....................................   30
    Maximum Number of Investment Options...................................   31
    Telephone and Electronic Transactions..................................   31
    Special Transfer Services-Dollar Cost Averaging Program................   31
    Special Transfer Services-Asset Rebalancing Program....................   32
    Withdrawals............................................................   32
    Special Withdrawal Services - The Income Plan..........................   33
    Death Benefit During Accumulation Period...............................   33
  PAY-OUT PERIOD PROVISIONS................................................   34
    General................................................................   34
    Annuity Options........................................................   34
    Determination of Amount of the First Variable Annuity Benefit Payment..   35
    Annuity Units and the Determination of Subsequent Variable
    Annuity Benefit Payments...............................................   36
    Transfers During Pay-out Period........................................   36
    Death Benefit During Pay-out Period....................................   36
  OTHER CONTRACT PROVISIONS................................................   36
    Right to Review........................................................   36
    Ownership..............................................................   37
    Annuitant..............................................................   37
    Beneficiary............................................................   37
    Our Approval...........................................................   38
    Modification...........................................................   38
    Discontinuance of New Owners...........................................   38
    Misstatement and Proof of Age, Sex or Survival.........................   38
  FIXED INVESTMENT OPTIONS.................................................   38
VI. CHARGES AND DEDUCTIONS.................................................   40
  ASSET-BASED CHARGES..................................... ................   40
    Daily Administration Fees..............................................   40
    Mortality and Expense Risks Fee........................................   40
  REDUCTION OR ELIMINATION OF CHARGES AND DEDUCTIONS.......................   40
  PREMIUM TAXES............................................................   41
VII. FEDERAL TAX MATTERS...................................................   42
  INTRODUCTION.............................................................   42
  OUR TAX STATUS...........................................................   42
  NON-QUALIFIED CONTRACTS..................................................   42
  QUALIFIED CONTRACTS..................................... ................   45
  SEE YOUR OWN TAX ADVISER.................................................   47
VIII. GENERAL MATTERS..................................... ................   48
  ASSET ALLOCATION SERVICES............................... ................   48
  RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM.................   48
  DISTRIBUTION OF CONTRACTS................................................   48
  CONFIRMATION STATEMENTS................................. ................   48
  REINSURANCE ARRANGEMENTS.................................................   48
APPENDIX A:  QUALIFIED PLAN TYPES..........................................  A-1
APPENDIX B:  PRIOR CONTRACTS...............................................  B-1
APPENDIX U: TABLE OF ACCUMULATION UNIT VALUES..............................  U-1

We provide additional information about the Contract and the Separate Account, including information on our history, the accumulation unit value tables, services provided to the Separate Account and legal and regulatory matters, in a Statement of Additional Information. We filed the Statement of Additional Information with the SEC on the same date as this Prospectus, and incorporate it herein by reference. You may obtain a copy of the current Statement of Additional Information without charge by contacting us at the Annuities Service Center shown on the first page of this Prospectus. The SEC also maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information about us, the Contracts and the Separate Account. We list the table of contents of the Statement of Additional Information below.


JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
Statement of Additional Information
Table of Contents


General Information and History.........................................    3
Accumulation Unit Value Tables..........................................    3
Services................................................................    3
         Independent Registered Public Accountant.......................    3
         Servicing Agent................................................    3
         Principal Underwriter..........................................    3
         Special Compensation and Reimbursement Arrangements............    4
Legal and Regulatory Matters............................................    5
Appendix A: Audited Financial Statements................................  A-1

                          I. Glossary of Special Terms


The following terms as used in this Prospectus have the indicated meanings. We also define other terms in specific sections of this Prospectus.

ACCUMULATION PERIOD: The period between the issue date of the Contract and its Maturity Date.

ANNUITANT: Any natural person or persons to whom annuity benefit payments are made and whose life is used to determine the duration of annuity benefit payments involving life contingencies. If the Contract Owner names more than one person as an "Annuitant", the second person named is referred to as "co-Annuitant". The "Annuitant" and "co-Annuitant" are referred to collectively as "Annuitant". The "Annuitant" is as designated on the Contract specification page or in the application, unless changed. The Annuitant becomes the Owner of the Contract during the Pay-out Period.

ANNUITIES SERVICE CENTER: The mailing address of our service office is listed on the first page of this Prospectus. You can send overnight mail to us at 601 Congress Street Boston, MA 02210-2805.

ANNUITY OPTION: The method selected by the Contract Owner (or as specified in the Contract if no selection is made) for annuity benefit payments made by us.

ANNUITY UNIT: A unit of measure that is used after the election of an Annuity Option to calculate Variable Annuity benefit payments.

BENEFICIARY: The person, persons or entity entitled to the death benefit under the Contract upon the death of a Contract Owner or, in certain circumstances, an Annuitant. The Beneficiary is as specified in the application, unless changed.

BUSINESS DAY: Any day on which the New York Stock Exchange is open for business.

CODE: The Internal Revenue Code of 1986, as amended.

COMPANY: John Hancock USA.

CONTINGENT BENEFICIARY: The person, persons or entity to become the Beneficiary if the Beneficiary is not alive. The Contingent Beneficiary is as specified in the application, unless changed.

CONTRACT: The variable annuity contract offered by this Prospectus.

CONTRACT ANNIVERSARY: The anniversary of the Contract Date.

CONTRACT DATE: The date of issue of the Contract.

CONTRACT VALUE: The total of the Investment Account values and, if applicable, any amount in the Loan Account attributable to the Contract.

CONTRACT YEAR: The period of twelve consecutive months beginning on the date as of which the Contract is issued, or any anniversary of that date.

DEBT: Any amounts in the Loan Account attributable to the Contract plus any accrued loan interest. The loan provision is applicable to certain Qualified Contracts only.

FIXED ANNUITY: An Annuity Option with payments for a set dollar amount that we guarantee.

FIXED INVESTMENT OPTION: An Investment Option in which the Company guarantees the principal value and the rate of interest credited to the Investment Account for the term of any guarantee period.


FUND: A series of a registered open-end management investment company which corresponds to a Variable Investment Option.


GENERAL ACCOUNT: All of our assets, other than assets in the Separate Account and any other separate accounts we may maintain.

INVESTMENT ACCOUNT: An account we establish for you which represents your interests in an Investment Option during the Accumulation Period.

INVESTMENT OPTIONS: The investment choices available to Contract Owners.

JOHN HANCOCK USA: John Hancock Life Insurance Company (U.S.A.).

LOAN ACCOUNT: The portion of our General Account that we use for collateral for a loan under certain Qualified Contracts.

MATURITY DATE: The date on which the Pay-out Period commences and we begin to make annuity benefit payments to the Annuitant. The Maturity Date is the date specified on the Contract specifications page, unless changed.

NON-QUALIFIED CONTRACT: A Contract which is not issued under a Qualified Plan.

OWNER OR CONTRACT OWNER ("YOU"): The person, persons (co-Owner) or entity entitled to all of the Ownership rights under the Contract. References in this Prospectus to Contract Owners are typically by use of "you". The Owner has the legal right to make all changes in contractual designations where specifically permitted by the Contract. The Owner is as specified in the application, unless changed. The Annuitant becomes the Owner of the Contract during the Pay-out Period.

PAY-OUT PERIOD: The period when we make annuity benefit payments to you following the Maturity Date.

PROSPECTUS: This Prospectus that describes interests in the Contract.

PURCHASE PAYMENT: An amount you pay to us for the benefits provided by the Contract.

QUALIFIED CONTRACT: A Contract issued under a Qualified Plan.

QUALIFIED PLAN: A retirement plan that receives favorable tax treatment under
Section 401, 403, 408 (IRAs), 408A (Roth IRAs) or 457 of the Code.

RIDER: An optional benefit that you may elect for an additional charge.

SEPARATE ACCOUNT: John Hancock Life Insurance Company (U.S.A.) Separate Account
H. A separate account is a segregated asset account of a company that is not commingled with the general assets and obligations of the company.

SUB-ACCOUNT: A sub-account of the Separate Account. Each Sub-Account invests in shares of a specific Fund.

UNPAID LOANS: The unpaid amount (including any accrued interest) of loans a Qualified Contract Owner may have taken from us, using certain Contract Value as collateral.

VARIABLE ANNUITY: An Annuity Option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified Sub-Accounts.

VARIABLE INVESTMENT OPTION: An Investment Option corresponding to a Sub-Account of a Separate Account that invests in shares of a specific Fund.

                                  II. Overview


This overview tells you some key points you should know about the Contract. Because this is an overview, it does not contain all the information that may be important to you. You should read carefully this entire Prospectus, including its Appendices, your Contract and the Statement of Additional Information for more detailed information.

Insurance laws and regulations apply to us in every state in which our Contracts are sold. As a result, various terms and conditions of your Contract may vary from the terms and conditions described in this Prospectus, depending upon where you purchase the Contract. These variations will be reflected in your Contract or in a Rider attached to your Contract.

WHAT KINDS OF CONTRACTS ARE DESCRIBED IN THIS PROSPECTUS?

Each Contract is a flexible Purchase Payment deferred combination fixed and variable annuity contract between you and us. "Deferred payment" means payments by a Company begin on a future date under a Contract. "Variable" means your investment amounts in a Contract may increase or decrease in value daily based upon your investment choices. A Contract provides for the accumulation of your investment amounts and the payment of annuity benefits on a variable and/or fixed basis.

This Prospectus also describes a prior class of variable annuity Contracts which we sold from March 1998 until May 2000. The features described by this prior class of Contracts may not have been available to you when you purchased your Contract. For information concerning this prior class of Contract, see Appendix B.

In most states, we offered the Contract under a master group contract. However, we may have issued an individual contract in states where a group contract was not available. Specific accounts are maintained under a group contract for each member of an eligible group participating in the contract as evidenced by the issuance of a certificate.

WHO IS ISSUING MY CONTRACT?

John Hancock Life Insurance Company (U.S.A.) is the issuer of your Contract.

WHAT ARE SOME BENEFITS OF THE CONTRACT?

The Contract offers tax-deferred treatment of earnings, a death benefit and annuity benefit payments. In most cases, no income tax will have to be paid on your earnings under the Contract until these earnings are paid out. We will pay a death benefit to your Beneficiary if you die during the Accumulation Period. The amount of the death benefit will be the greater of: (a) the Contract Value, or (b) the sum of all Purchase Payments made, less any amounts deducted in connection with partial withdrawals.

If a contract is owned by more than one person, upon death of the Owner, the surviving Owner will be deemed the Beneficiary of the deceased Owner. No death benefit is payable on the death of any Annuitant (a natural person or persons to whom annuity benefit payments are made and whose life is used to determine the duration of annuity benefit payments involving life contingencies), except that if any Owner is not a natural person, the death of any Annuitant will be treated as the death of an Owner. The amount of the death benefit will be calculated as of the date on which our Annuities Service Center receives written notice and proof of death and all required claim forms from all beneficiaries.

If the Annuitant dies after the Maturity Date and annuity benefit payments have been selected based on an Annuity Option providing for payments for a guaranteed period, we will make the remaining guaranteed payments to the Beneficiary.

We offer a variety of Fixed Annuity and Variable Annuity payment options. Periodic annuity benefit payments will begin on the Maturity Date. You select the Maturity Date, the frequency of payment and the type of annuity benefit payment option. Annuity benefit payments are made to the Annuitant.

HOW DOES THE CONTRACT WORK?

Under the Contract, you make one or more Purchase Payments to the Company for a period of time, known as the Accumulation Period. Later, beginning on the Contract's Maturity Date, the Company makes one or more annuity benefit payments under the Contract, known as the Pay-out Period. Your Contract Value during the Accumulation Period and the amounts of annuity benefit payments during the Pay-out Period may either be variable or fixed, depending upon your investment choices.

HOW CAN I INVEST MONEY IN THE CONTRACT?

We call the investments you make in your Contract Purchase Payments. The below table shows the required minimum amount for the initial Purchase Payment. The table also shows the required minimum amount for subsequent Purchase Payments. Additional Purchase Payments generally may be made at any time.

   MINIMUM INITIAL PURCHASE             MINIMUM SUBSEQUENT
           PAYMENT                       PURCHASE PAYMENT

           $25,000                             $30

If a Purchase Payment causes your Contract Value to exceed $1,000,000 or your Contract Value already exceeds $1,000,000, you must obtain our approval in order to make the Purchase Payment.

WHAT ARE MY INVESTMENT CHOICES?

There are two main types of Investment Options: Variable Investment Options and Fixed Investment Options.

VARIABLE INVESTMENT OPTIONS. You may invest in any of the Variable Investment Options. Each Variable Investment Option is a Sub-Account of a Separate Account that invests in a corresponding Fund. The Fund prospectus contains a full description of a Fund. The amount you've invested in any Variable Investment Option will increase or decrease based upon the investment performance of the corresponding Fund. Except for certain charges we deduct, your investment experience will be the same as if you had invested in a Fund directly and reinvested all Fund dividends and distributions in additional shares. Your Contract Value during the Accumulation Period and the amounts of annuity benefit payments will depend upon the investment performance of the underlying Fund of the Variable Investment Option you select and/or upon the interest we credit on each Fixed Investment Option you select.

Allocating assets only to one or a small number of the Variable Investment Options (other than the Lifestyle or Index Allocation Trusts) should not be considered a balanced investment strategy. In particular, allocating assets to a small number of Variable Investment Options that concentrate their investments in a particular business or market sector will increase the risk that your Contract Value will be more volatile since these Variable Investment Options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology-related businesses, including internet-related businesses, (b) small cap securities and (c) foreign securities. We do not provide advice regarding appropriate investment allocations, and you should discuss this matter with your financial consultant.

FIXED INVESTMENT OPTIONS. Currently, we do not make any Fixed Investment Options available, other than a DCA Fixed Investment Option. If available, Fixed Investment Options will earn interest at the rate we have set for that Fixed Investment Option. The interest rate depends upon the length of the guarantee period of the Fixed Investment Option. Under a Fixed Investment Option, we guarantee the principal value of Purchase Payments and the rate of interest credited to your Investment Account for the term of any guarantee period we may make available.

HOW CAN I CHANGE MY INVESTMENT CHOICES?

ALLOCATION OF PURCHASE PAYMENTS. You designate how your Purchase Payments are to be allocated among the Investment Options. You may change this investment allocation for future Purchase Payments at any time.

TRANSFERS AMONG INVESTMENT OPTIONS. During the Accumulation Period, you may transfer your investment amounts among Investment Options without charge, subject to certain restrictions described below and in the section entitled "Transfers Among Investment Options". During the Pay-out Period, you may transfer your allocations among the Variable Investment Options, subject to certain restrictions described in the section entitled "Transfers During Pay-out Period." However, during the Pay-out Period, you may not transfer from a Variable Investment Option to a Fixed Investment Option, or from a Fixed Investment Option to a Variable Investment Option.

We have adopted a policy and procedures to restrict frequent transfers of Contract Value among Variable Investment Options

The Variable Investment Options can be a prime target for abusive transfer activity. Long-term investors in a Variable Investment Option can be harmed by frequent transfer activity since such activity may expose the Variable Investment Option's corresponding Fund to increased Fund transaction costs (affecting the value of the shares) and/or disruption to the corresponding Fund manager's ability to effectively manage such corresponding Fund, both of which may result in dilution with respect to interests held for long-term investment. To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict transfers to two per calendar month per Contract, with certain exceptions described in more detail in this Prospectus. We apply each Separate Account's policy and procedures uniformly to all Contract Owners.


In addition to the transfer restrictions that we impose, the John Hancock Trust, BlackRock Variable Series Funds, Inc. and PIMCO Variable Insurance Trust also have adopted policies under Rule 22c-2 of the 1940 Act to detect and deter abusive short term trading. Accordingly, a Fund may require us to impose trading restrictions if it discovers violations of its frequent short-term trading policy We will provide tax identification numbers and other Contract Owner transaction information to a Fund upon request, which it may use to identify any pattern or frequency of activity that violates its short-term trading policy.


CAN I TAKE OUT ANY OF MY MONEY?

During the Accumulation Period, you may withdraw all or a portion of your Contract Value. The amount you withdraw from any Investment Option must be at least $300 or, if less, your entire balance in that Investment Option. If a partial withdrawal plus any applicable withdrawal charge would reduce your Contract Value to less than $300, we will treat your withdrawal request as a request to withdraw all of your Contract Value. We will deduct any partial withdrawal proportionally from each of your Investment Options based on the value in each, unless you direct otherwise. A withdrawal may be subject to income tax and a 10% IRS penalty tax.

WHAT CHARGES DO I PAY UNDER THE CONTRACT?

Your Contract has asset-based charges to compensate us primarily for our administrative expenses and for the mortality and expense risks that we assume under the Contract. These charges do not apply to assets you have in a Fixed Investment Option. We take the deduction proportionally from each of your Variable Investment Options. We make deductions for any applicable taxes based on the amount of a Purchase Payment.

WHAT ARE THE TAX CONSEQUENCES OF OWNING THE CONTRACT?

In most cases, no income tax will have to be paid on amounts you earn under a Contract until these earnings are paid out. All or part of the following distributions from a Contract may constitute a taxable payout of earnings:

      - full or partial withdrawals (including surrenders and systematic withdrawals);

      -     payment of any death benefit proceeds; and

      -     periodic payments under one of our annuity payment options.

How much you will be taxed on distribution is based upon complex tax rules and depends on matters such as:

      -     the type of the distribution;

      -     when the distribution is made;

      - the nature of any Qualified Plan for which the contract is being used; and

      -     the circumstances under which the payments are made.

If your Contract is issued in connection with a Qualified Plan, all or part of your Purchase Payments may be tax-deductible.

Special 10% tax penalties apply in many cases to the taxable portion of any distributions taken from a Contract before you reach age 59-1/2. Also, most Qualified Plans require that distributions from a contract commence and/or be completed by a certain period of time. This effectively limits the period of time during which you can continue to derive tax deferral benefits from any tax-deductible Purchase Payments you paid or on any earnings under the Contract.

IF YOU ARE PURCHASING THE CONTRACT AS AN INVESTMENT VEHICLE FOR A QUALIFIED PLAN, YOU SHOULD CONSIDER THAT THE CONTRACT DOES NOT PROVIDE ANY ADDITIONAL TAX-DEFERRAL BENEFITS BEYOND THE TREATMENT PROVIDED BY THE QUALIFIED PLAN ITSELF. THE FAVORABLE TAX-DEFERRAL BENEFITS AVAILABLE FOR QUALIFIED PLANS THAT INVEST IN ANNUITY CONTRACTS ARE ALSO GENERALLY AVAILABLE IF THE QUALIFIED PLANS PURCHASE OTHER TYPES OF INVESTMENTS, SUCH AS MUTUAL FUNDS, EQUITIES AND DEBT INSTRUMENTS. HOWEVER, THE CONTRACT OFFERS FEATURES AND BENEFITS THAT OTHER INVESTMENTS MAY NOT OFFER. YOU AND YOUR FINANCIAL PROFESSIONAL SHOULD CAREFULLY CONSIDER WHETHER THE FEATURES AND BENEFITS, INCLUDING THE INVESTMENT OPTIONS AND PROTECTION THROUGH LIVING GUARANTEES, DEATH BENEFITS AND OTHER BENEFITS PROVIDED UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A QUALIFIED PLAN ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES AND ARE APPROPRIATE IN LIGHT OF THE EXPENSE.

We provide additional information on taxes in the "VII. Federal Tax Matters" section of this Prospectus. We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

CAN I RETURN MY CONTRACT?

In most cases, you have the right to cancel your Contract within 10 days (or longer in some states) after you receive it. In most states, you will receive a refund equal to the Contract Value on the date of cancellation, adjusted by any then-applicable market value adjustments and increased by any charges for premium taxes deducted by us to that date. In some states, or if your Contract is issued as an "IRA", you will receive a refund of any Purchase Payments you made. The date of cancellation is the date we receive the Contract.

WILL I RECEIVE A CONFIRMATION STATEMENT?

We will send you a confirmation statement for certain transactions in your Investment Account. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuities Service Center (at the address or phone number shown on the cover of this Prospectus). If you fail to notify our Annuities Service Center of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

                                 III. Fee Tables


The following tables describe the fees and expenses that you will pay when buying, owning and surrendering a Strategy Contract. The items listed under "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" are more completely described in this Prospectus under "Charges and Deductions" for Strategy Contracts. The items listed under "Total Annual Fund Operating Expenses" are described in detail in the Fund prospectuses. Unless otherwise shown, the tables entitled "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" show the maximum fees and expenses.

THE FOLLOWING TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.


CONTRACT OWNER TRANSACTION EXPENSES(1)
MAXIMUM WITHDRAWAL CHARGE (AS % OF PURCHASE PAYMENTS)                 NONE

ANNUAL CONTRACT FEE                                                   NONE
TRANSFER FEE(2)
         Maximum Fee                                                  $ 25
         Current Fee                                                  $  0



(1) State premium taxes may also apply to your Contract, which currently range from 0.50% to 4.00% of each Purchase Payment (See "General Matters - Premium Taxes").



(2) We reserve the right to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee will not exceed the lesser of $25 or 2% of the amount transferred.


THE FOLLOWING TABLE DESCRIBES FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THIS TABLE DOES NOT INCLUDE ANNUAL FUND OPERATING EXPENSES.


SEPARATE ACCOUNT ANNUAL EXPENSES(1)

Mortality and expense risks fee                                  0.30%
Administration fee- asset based                                  0.15%
                                                                -----
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                           0.45%



(1) A daily charge reflected as a percentage of the Variable Investment Options unless otherwise noted.


THE NEXT TABLE DESCRIBES THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE FUND'S PROSPECTUS.


TOTAL ANNUAL FUND OPERATING EXPENSES                      MINIMUM1      MAXIMUM
------------------------------------------------------    ---------     --------
Range of expenses that are deducted from Fund assets,
including management fees, Rule 12b-1 fees, and other
expenses for Contracts issued on and after May 13, 2002     0.01%         1.67%

Range of expenses that are deducted from Fund assets,
including management fees, Rule 12b-1 fees, and other
expenses for Contracts issued prior to May 13, 2002         0.01%         1.62%



(1) For Contracts issued prior to May 13, 2002, the range of expenses has a lower minimum because the Separate Account invests in Class 1 Fund shares for certain Variable Investment Options available under those Contracts.


EXAMPLES

The following two examples are intended to help you compare the costs of investing in the Contract with the costs of investing in other variable annuity contracts. These costs include Contract Owner expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses.

The following example assumes that you invest $10,000 in a Contract. The first example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

         Example 1. Maximum Fund operating expenses- Strategy Contract:


                                                        1 YEAR    3 YEARS   5 YEARS   10 YEARS
                                                        ------    -------   -------   --------
If you surrender the Contract at the end of the         $  215    $   663   $ 1,137   $  2,441
applicable time period:
If you annuitize, or do not surrender the Contract      $  215    $   663   $ 1,137   $  2,441
at the end of the applicable time period:


The next example assumes that you invest $10,000 in a Contract. This example also assumes that your investment has a 5% return each year and assumes the minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

          Example 2. Minimum Fund operating expenses Strategy Contract:


                                                        1 YEAR    3 YEARS   5 YEARS   10 YEARS
If you surrender the Contract at the end of the
applicable time period:                                 $  101    $   315   $   546   $  1,210
If you annuitize, or do not surrender the Contract
at the end of the applicable time period:               $  101    $   315   $   546   $  1,210






THE FOLLOWING TABLE DESCRIBES THE OPERATING EXPENSES FOR EACH OF THE FUNDS, AS A PERCENTAGE OF THE FUND'S AVERAGE NET ASSETS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2006. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE FUND'S PROSPECTUS AND IN THE NOTES FOLLOWING THE TABLE. YOU SHOULD DISREGARD ANY REFERENCE TO SERIES I SHARES OF THE JOHN HANCOCK TRUST IF YOUR CONTRACT WAS ISSUED AFTER MAY 13, 2002. FOR CONTRACTS ISSUED PRIOR TO THAT DATE, WE INVEST THE ASSETS OF EACH SUB-ACCOUNT CORRESPONDING TO A JOHN HANCOCK TRUST FUND IN SERIES I SHARES OF THAT FUND (EXCEPT IN THE CASE OF FUNDS THAT COMMENCED OPERATIONS ON OR AFTER MAY 13, 2002).



                                                                       ACQUIRED
                                                                       FUND FEES       TOTAL        CONTRACTUAL
Funds                           MANAGEMENT     12B-1       OTHER          AND        OPERATING        EXPENSE       NET OPERATING
                                   FEES        FEES      EXPENSES1     EXPENSES      EXPENSES2     REIMBURSEMENT      EXPENSES
500 INDEX
Series I Class                    0.46%         0.05%      0.03%          --           0.54%            --              0.54%
Series II Class                   0.46%         0.25%      0.03%          --           0.74%            --              0.74%
ACTIVE BOND
Series I Class                    0.60%         0.05%      0.04%          --           0.69%            --              0.69%
Series II Class                   0.60%         0.25%      0.04%          --           0.89%            --              0.89%
ALL CAP CORE
Series I Class                    0.78%         0.05%      0.05%          --           0.88%            --              0.88%
Series II Class                   0.78%         0.25%      0.05%          --           1.08%            --              1.08%
ALL CAP GROWTH
Series I Class                    0.85%         0.05%      0.05%          --           0.95%            --              0.95%
Series II Class                   0.85%         0.25%      0.05%          --           1.15%            --              1.15%
ALL CAP VALUE
Series I Class                    0.82%         0.05%      0.05%          --           0.92%            --              0.92%
Series II Class                   0.82%         0.25%      0.05%          --           1.12%            --              1.12%
BLUE CHIP GROWTH3
Series I Class                    0.81%         0.05%      0.02%          --           0.88%            --              0.88%
Series II Class                   0.81%         0.25%      0.02%          --           1.08%            --              1.08%
CAPITAL APPRECIATION
Series I Class                    0.75%         0.05%      0.03%          --           0.83%            --              0.83%
Series II Class                   0.75%         0.25%      0.03%          --           1.03%            --              1.03%
CLASSIC VALUE
Series I Class                    0.80%         0.05%      0.11%          --           0.96%            --              0.96%
Series II Class                   0.80%         0.25%      0.11%          --           1.16%            --              1.16%
CORE BOND

                                                                       ACQUIRED
                                                                       FUND FEES       TOTAL        CONTRACTUAL
Funds                           MANAGEMENT     12B-1       OTHER          AND        OPERATING        EXPENSE       NET OPERATING
                                   FEES        FEES      EXPENSES1     EXPENSES      EXPENSES2     REIMBURSEMENT       EXPENSES
Series I Class                    0.67%         0.05%      0.12%          --           0.84%            --              0.84%
Series II Class                   0.67%         0.25%      0.12%          --           1.04%            --              1.04%
CORE EQUITY
Series I Class                    0.78%         0.05%      0.05%          --           0.88%            --              0.88%
Series II Class                   0.78%         0.25%      0.05%          --           1.08%            --              1.08%
DYNAMIC GROWTH4
Series I Class                    0.90%         0.05%      0.06%          --           1.01%            --              1.01%
Series II Class                   0.90%         0.25%      0.06%          --           1.21%            --              1.21%
EMERGING GROWTH5
Series I Class                    0.80%         0.05%      0.77%          --           1.62%           0.52%            1.10%
Series II Class                   0.80%         0.25%      0.55%          --           1.60%           0.29%            1.31%
EMERGING SMALL COMPANY4
Series I Class                    0.97%         0.05%      0.05%          --           1.07%            --              1.07%
Series II Class                   0.97%         0.25%      0.05%          --           1.27%            --              1.27%
EQUITY-INCOME3
Series I Class                    0.81%         0.05%      0.03%          --           0.89%            --              0.89%
Series II Class                   0.81%         0.25%      0.03%          --           1.09%            --              1.09%
FINANCIAL SERVICES
Series I Class                    0.82%         0.05%      0.04%          --           0.91%            --              0.91%
Series II Class                   0.82%         0.25%      0.04%          --           1.11%            --              1.11%
FRANKLIN TEMPLETON FOUNDING
ALLOCATION TRUST6,7
Series II Class                   0.05%         0.25%      0.07%        0.97%          1.34%           0.09%            1.25%
FUNDAMENTAL VALUE
Series I Class                    0.77%         0.05%      0.04%          --           0.86%            --              0.86%
Series II Class                   0.77%         0.25%      0.04%          --           1.06%            --              1.06%
GLOBAL ALLOCATION
Series I Class                    0.85%         0.05%      0.13%          --           1.03%            --              1.03%
Series II Class                   0.85%         0.25%      0.13%          --           1.23%            --              1.23%
GLOBAL BOND
Series I Class                    0.70%         0.05%      0.10%          --           0.85%            --              0.85%
Series II Class                   0.70%         0.25%      0.10%          --           1.05%            --              1.05%
GLOBAL8,5
Series I Class                    0.82%         0.05%      0.14%          --           1.01%            --              1.01%
Series II Class                   0.82%         0.25%      0.14%          --           1.21%            --              1.21%
HEALTH SCIENCES3
Series I Class                    1.05%         0.05%      0.09%          --           1.19%            --              1.19%
Series II Class                   1.05%         0.25%      0.09%          --           1.39%            --              1.39%
HIGH INCOME
Series I Class6                   0.68%         0.05%      0.06%          --           0.79%            --              0.79%
Series II Class6                  0.68%         0.25%      0.06%          --           0.99%            --              0.99%
HIGH YIELD
Series I Class                    0.66%         0.05%      0.05%          --           0.76%            --              0.76%
Series II Class                   0.66%         0.25%      0.05%          --           0.96%            --              0.96%
INCOME & VALUE
Series I Class                    0.79%         0.05%      0.07%          --           0.91%            --              0.91%
Series II Class                   0.79%         0.25%      0.07%          --           1.11%            --              1.11%
INDEX ALLOCATION9
Series I Class6                   0.05%         0.05%      0.09%        0.53%          0.72%           0.12%            0.60%
Series II Class                   0.05%         0.25%      0.09%        0.53%          0.92%           0.12%            0.80%
INTERNATIONAL CORE
Series I Class                    0.89%         0.05%      0.10%          --           1.04%            --              1.04%
Series II Class                   0.89%         0.25%      0.10%          --           1.24%            --              1.24%
INTERNATIONAL EQUITY INDEX A

                                                                       ACQUIRED
                                                                       FUND FEES       TOTAL        CONTRACTUAL
Funds                           MANAGEMENT     12B-1       OTHER          AND        OPERATING        EXPENSE       NET OPERATING
                                   FEES        FEES      EXPENSES1     EXPENSES      EXPENSES2     REIMBURSEMENT      EXPENSES
Series I Class                    0.53%         0.05%      0.02%        0.01%          0.61%            --              0.61%
Series II Class                   0.53%         0.25%      0.02%        0.01%          0.81%            --              0.81%

INTERNATIONAL OPPORTUNITIES
Series I Class                    0.89%         0.05%      0.13%          --           1.07%            --              1.07%
Series II Class                   0.89%         0.25%      0.11%          --           1.25%            --              1.25%
INTERNATIONAL SMALL CAP
Series I Class                    0.92%         0.05%      0.19%          --           1.16%            --              1.16%
Series II Class                   0.92%         0.25%      0.19%          --           1.36%            --              1.36%
INTERNATIONAL VALUE8
Series I Class                    0.82%         0.05%      0.11%          --           0.98%            --              0.98%
Series II Class                   0.82%         0.25%      0.11%          --           1.18%            --              1.18%
INVESTMENT QUALITY BOND
Series I Class                    0.60%         0.05%      0.07%          --           0.72%            --              0.72%
Series II Class                   0.60%         0.25%      0.07%          --           0.92%            --              0.92%
LARGE CAP4
Series I Class                    0.72%         0.05%      0.01%          --           0.78%            --              0.78%
Series II Class                   0.72%         0.25%      0.04%          --           1.01%            --              1.01%
LARGE CAP VALUE4
Series I Class                    0.82%         0.05%      0.08%          --           0.95%            --              0.95%
Series II Class                   0.82%         0.25%      0.06%          --           1.13%            --              1.13%
LIFESTYLE AGGRESSIVE
Series I Class                    0.04%         0.05%      0.02%        0.90%          1.01%            --              1.01%
Series II Class                   0.04%         0.25%      0.02%        0.90%          1.21%            --              1.21%
LIFESTYLE BALANCED
Series I Class                    0.04%         0.05%      0.01%        0.84%          0.94%            --              0.94%
Series II Class                   0.04%         0.25%      0.01%        0.84%          1.14%            --              1.14%
LIFESTYLE CONSERVATIVE
Series I Class                    0.04%         0.05%      0.02%        0.78%          0.89%            --              0.89%
Series II Class                   0.04%         0.25%      0.02%        0.78%          1.09%            --              1.09%
LIFESTYLE GROWTH
Series I Class                    0.04%         0.05%      0.01%        0.87%          0.97%            --              0.97%
Series II Class                   0.04%         0.25%      0.01%        0.87%          1.17%            --              1.17%
LIFESTYLE MODERATE
Series I Class                    0.04%         0.05%      0.02%        0.81%          0.92%            --              0.92%
Series II Class                   0.04%         0.25%      0.02%        0.81%          1.12%            --              1.12%
MID CAP INDEX
Series I Class                    0.48%         0.05%      0.04%          --           0.57%            --              0.57%
Series II Class                   0.48%         0.25%      0.04%          --           0.77%            --              0.77%
MID CAP INTERSECTION6
Series I Class                    0.87%         0.05%      0.07%          --           0.99%            --              0.99%
Series II Class                   0.87%         0.25%      0.07%          --           1.19%            --              1.19%
MID CAP STOCK
Series I Class                    0.84%         0.05%      0.04%          --           0.93%            --              0.93%
Series II Class                   0.84%         0.25%      0.04%          --           1.13%            --              1.13%
MID CAP VALUE
Series I Class                    0.86%         0.05%      0.04%          --           0.95%            --              0.95%
Series II Class                   0.86%         0.25%      0.04%          --           1.15%            --              1.15%
MONEY MARKET
Series I Class                    0.48%         0.05%      0.03%          --           0.56%            --              0.56%
Series II Class                   0.48%         0.25%      0.03%          --           0.76%            --              0.76%

                                                                       ACQUIRED
                                                                       FUND FEES       TOTAL        CONTRACTUAL
Funds                           MANAGEMENT     12B-1       OTHER          AND        OPERATING        EXPENSE       NET OPERATING
                                   FEES        FEES      EXPENSES1     EXPENSES      EXPENSES2     REIMBURSEMENT      EXPENSES
NATURAL RESOURCES
Series I Class                    1.00%         0.05%      0.06%          --           1.11%            --              1.11%
Series II Class                   1.00%         0.25%      0.06%          --           1.31%            --              1.31%
PACIFIC RIM
Series I Class                    0.80%         0.05%      0.22%          --           1.07%            --              1.07%
Series II Class                   0.80%         0.25%      0.22%          --           1.27%            --              1.27%
QUANTITATIVE ALL CAP
Series I Class                    0.71%         0.05%      0.05%          --           0.81%            --              0.81%
Series II Class                   0.71%         0.25%      0.05%          --           1.01%            --              1.01%
QUANTITATIVE MID CAP
Series I Class6                   0.74%         0.05%      0.13%          --           0.92%            --              0.92%
Series II Class6                  0.74%         0.25%      0.13%          --           1.12%            --              1.12%
QUANTITATIVE VALUE
Series I Class                    0.68%         0.05%      0.05%          --           0.78%            --              0.78%
Series II Class                   0.68%         0.25%      0.05%          --           0.98%            --              0.98%
REAL ESTATE SECURITIES
Series I Class                    0.70%         0.05%      0.03%          --           0.78%            --              0.78%
Series II Class                   0.70%         0.25%      0.03%          --           0.98%            --              0.98%
REAL RETURN BOND10
Series I Class                    0.70%         0.05%      0.07%          --           0.82%            --              0.82%
Series II Class                   0.70%         0.25%      0.07%          --           1.02%            --              1.02%
SCIENCE & TECHNOLOGY3
Series I Class                    1.05%         0.05%      0.08%          --           1.18%            --              1.18%
Series II Class                   1.05%         0.25%      0.09%          --           1.39%            --              1.39%
SMALL CAP
Series I Class                    0.85%         0.05%      0.06%          --           0.96%            --              0.96%
Series II Class                   0.85%         0.25%      0.05%          --           1.15%            --              1.15%
SMALL CAP GROWTH
Series I Class                    1.07%         0.05%      0.11%          --           1.23%            --              1.23%
Series II Class                   1.07%         0.25%      0.08%          --           1.40%            --              1.40%
SMALL CAP INDEX
Series I Class                    0.48%         0.05%      0.04%          --           0.57%            --              0.57%
Series II Class                   0.48%         0.25%      0.04%          --           0.77%            --              0.77%
SMALL CAP OPPORTUNITIES
Series I Class                    0.99%         0.05%      0.03%          --           1.07%            --              1.07%
Series II Class                   0.99%         0.25%      0.03%          --           1.27%            --              1.27%
SMALL CAP VALUE
Series I Class                    1.06%         0.05%      0.08%          --           1.19%            --              1.19%
Series II Class                   1.06%         0.25%      0.06%          --           1.37%            --              1.37%
SMALL COMPANY
Series I Class                    1.04%         0.05%      0.27%          --           1.36%            --              1.36%
Series II Class                   1.04%         0.25%      0.27%          --           1.56%            --              1.56%
SMALL COMPANY VALUE3
Series I Class                    1.02%         0.05%      0.05%          --           1.12%            --              1.12%
Series II Class                   1.02%         0.25%      0.05%          --           1.32%            --              1.32%
SPECIAL VALUE4
Series I Class                    0.95%         0.05%      0.07%        0.02%          1.09%            --              1.09%
Series II Class                   0.95%         0.25%      0.07%        0.02%          1.29%            --              1.29%
STRATEGIC BOND
Series I Class                    0.68%         0.05%      0.07%          --           0.80%            --              0.80%
Series II Class                   0.68%         0.25%      0.07%          --           1.00%            --              1.00%
STRATEGIC INCOME
Series I Class                    0.71%         0.05%      0.14%          --           0.90%            --              0.90%

                                                             ACQUIRED
                                                              FUND FEES   TOTAL     CONTRACTUAL
                             MANAGEMENT    12B-1    OTHER       AND     OPERATING     EXPENSE     NET OPERATING
Funds                           FEES        FEES  EXPENSES1  EXPENSES   EXPENSES2  REIMBURSEMENT    EXPENSES
Series II Class                 0.71%      0.25%    0.14%       --        1.10%         --            1.10%
TOTAL RETURN
Series I Class                  0.70%      0.05%    0.06%       --        0.81%         --            0.81%
Series II Class                 0.70%      0.25%    0.06%       --        1.01%         --            1.01%
TOTAL STOCK MARKET INDEX
Series I Class                  0.49%      0.05%    0.03%       --        0.57%         --            0.57%
Series II Class                 0.49%      0.25%    0.03%       --        0.77%         --            0.77%
U.S. CORE
Series I Class                  0.76%      0.05%    0.06%       --        0.87%         --            0.87%
Series II Class                 0.76%      0.25%    0.06%       --        1.07%         --            1.07%
U.S. GLOBAL LEADERS GROWTH
Series I Class                  0.69%      0.05%    0.03%       --        0.77%         --            0.77%
Series II Class                 0.69%      0.25%    0.03%       --        0.97%         --            0.97%
U.S. GOVERNMENT SECURITIES4
Series I Class                  0.61%      0.05%    0.08%       --        0.74%         --            0.74%
Series II Class                 0.61%      0.25%    0.08%       --        0.94%         --            0.94%
U.S. HIGH YIELD BOND
Series I Class                  0.73%      0.05%    0.02%       --        0.80%         --            0.80%
Series II Class                 0.73%      0.25%    0.06%       --        1.04%         --            1.04%
U.S. LARGE CAP
Series I Class                  0.83%      0.05%    0.03%       --        0.91%         --            0.91%
Series II Class                 0.83%      0.25%    0.03%       --        1.11%         --            1.11%
UTILITIES
Series I Class                  0.83%      0.05%    0.12%       --        1.00%         --            1.00%
Series II Class                 0.83%      0.25%    0.12%       --        1.20%         --            1.20%
VALUE
Series I Class                  0.74%      0.05%    0.05%       --        0.84%         --            0.84%
Series II Class                 0.74%      0.25%    0.05%       --        1.04%         --            1.04%
PIMCO VARIABLE INSURANCE
TRUST (CLASS M):
VIT All Asset Portfolio        0.175%      0.25%    0.25%(11) 0.61%(12)  1.485%         --           1.485%



* See notes beginning after next table.




                                FEEDER FUNDS(13)                               MASTER FUND(13)
                                                                                                                      TOTAL
                                                                     TOTAL                                           MASTER &
                                  MANAGEMENT     12B-1     OTHER   OPERATING    MANAGEMENT      12B-1     OTHER       FEEDER
                                     FEES        FEES    EXPENSES   EXPENSES     FEES(14)       FEES    EXPENSES     EXPENSES
AMERICAN ASSET ALLOCATION(6)
Series I Class                        --         0.60%     0.03%     0.63%           0.32%        --      0.01%       0.96%
Series II Class                       --         0.75%     0.03%     0.78%           0.32%        --      0.01%       1.11%
AMERICAN BLUE CHIP INCOME AND
GROWTH

Series I Class                        --         0.35%     0.04%     0.39%           0.42%      0.25%     0.01%       1.07%
Series II Class                       --         0.50%     0.04%     0.54%           0.42%      0.25%     0.01%       1.22%
AMERICAN BOND
Series I Class                        --         0.35%     0.03%     0.38%           0.41%      0.25%     0.01%       1.05%
Series II Class                       --         0.50%     0.03%     0.53%           0.41%      0.25%     0.01%       1.20%
AMERICAN GLOBAL GROWTH(6)
Series I Class                        --         0.60%     0.03%     0.63%           0.55%        --      0.04%       1.22%

Series II Class                       --         0.75%     0.03%     0.78%           0.55%        --      0.04%       1.37%
AMERICAN GLOBAL SMALL
CAPITALIZATION(6)
Series I Class                        --         0.60%     0.03%     0.63%           0.72%        --      0.05%       1.40%
Series II Class                       --         0.75%     0.03%     0.78%           0.72%        --      0.05%       1.55%
AMERICAN GROWTH
Series I Class                        --         0.35%     0.03%     0.38%           0.32%      0.25%     0.02%       0.97%
Series II Class                       --         0.50%     0.03%     0.53%           0.32%      0.25%     0.02%       1.12%
AMERICAN GROWTH-INCOME
Series I Class                        --         0.35%     0.03%     0.38%           0.27%      0.25%     0.01%       0.91%
Series II Class                       --         0.50%     0.03%     0.53%           0.27%      0.25%     0.01%       1.06%
AMERICAN HIGH-INCOME BOND(6)
Series I Class                        --         0.60%     0.03%     0.63%           0.48%        --      0.01%       1.12%
Series II Class
Series II Class                       --         0.75%     0.03%     0.78%           0.48%        --      0.01%       1.27%
AMERICAN INTERNATIONAL
Series I Class                        --         0.35%     0.03%     0.38%           0.50%      0.25%     0.05%       1.18%
Series II Class                       --         0.50%     0.03%     0.53%           0.50%      0.25%     0.05%       1.33%
AMERICAN NEW WORLD(6)
Series I Class                        --         0.60%     0.03%     0.63%           0.81%        --      0.08%       1.52%
Series II Class                       --         0.75%     0.03%     0.78%           0.81%        --      0.08%       1.67%



FOOTNOTES TO EXPENSE TABLE:



(1) The Adviser has voluntarily agreed to limit Other Expenses as described under "Management of JHT -- Advisory Fee Waivers and Expense
     Reimbursements." The Adviser may terminate this limitation at any time upon notice to JHT.



(2) The "Total Operating Expenses" include fees and expenses incurred indirectly by a Fund as a result of its investment in other investment companies (each, an "Acquired Fund"). The Total Fund Annual Expenses shown may not correlate to the Fund's ratio of expenses to average net assets shown in the "Financial Highlights" section, which does not include Acquired Fund fees and expenses. Acquired Fund Fees and Expenses are estimated, not actual, amounts based on the Fund's current fiscal year.



(3) The Adviser has voluntarily agreed to waive a portion of its advisory fee for each of these T. Rowe Price subadvised funds as described under "Management of JHT -- Advisory Fee Waivers and Expense Reimbursements." The Adviser may terminate this waiver at any time upon notice to JHT.



(4) The advisory fees were changed during the previous fiscal year. Rates shown reflect what the advisory fees would have been during the fiscal year 2006 had the new rates been in effect for the whole year.



(5) The Adviser has contractually agreed to limit "Other Expenses" as described under "Management of JHT -- Adviser Fee Waivers and Reimbursement." The limit will remain in effect until May 1, 2008.



(6) For Funds that have not started operations or have operations of less than six months as of December 31, 2006, expenses are based on estimates of expenses are expected to be incurred over the next year.



(7) The Franklin Templeton Founding Allocation Trust is subject to an expense reimbursement as noted under "Management of JHT -- Advisory Fee Waivers and Expense Reimbursements." This contractual expense reimbursement will remain in effect until May 1, 2008, but may be terminated any time after May 1, 2008. If expenses were not reimbursed, expenses reflected in the table would be higher. The Franklin Templeton Founding Allocation Trust currently invests in the Global Trust, the Mutual Shares Trust and the Income Trust. The expenses of each of these funds are set forth above.



(8) The Adviser has voluntarily agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for the Global Trust and the International Value Trust Fund does not exceed 0.45% of the Fund's average net assets. For the year ended December 31, 2006, the effective annual advisory fees reflecting these waivers for the Global Trust and the International Value Trust were 0.80% and 0.80%, respectively. The Net Operating Expenses for Global Trust Series NAV, Series I, Series II reflecting these waivers were 0.94%, 0.99% and 1.19%, respectively; and for International Value Trust Series NAV, Series I and Series II reflecting these waivers were 0.91%, 0.96% and 1.16%, respectively. These advisory fee waivers may be rescinded at any time.



(9) The Adviser has contractually agreed to reimburse expenses of the Index Allocation Trust that exceed 0.02% of the average annual net assets of the Index Allocation Trust (other than Rule 12b-1 fees, class specific expenses (such as blue sky and transfer agency fees) and Underlying Fund expenses) until May 1, 2008.



(10) The Real Return Bond Trust is subject to a voluntary advisory fee waiver as noted under "Advisory Fee Waivers and Expense Reimbursement."



(11) "Other Expenses" reflect an administrative fee of 0.25%.

(12) Acquired Fund Fees and Expenses for the Portfolio are estimated based upon an allocation of the Portfolio's assets among the Underlying Funds and upon the total annual operating expenses of the Institutional shares of these Underlying Funds. Acquired Fund Fees and Expenses will vary with changes in the expenses of the Underlying Funds, as well as allocation of the Portfolio's assets, and may be higher or lower than those shown above.



(13) A "feeder fund" means that the Fund does not buy investment securities directly. Instead, it invests in a "master fund" which in turn purchases investment securities. The Prospectus of the master fund for each of these feeder funds will be delivered together with this Prospectus.



(14) Capital Research Management Company (the adviser to the master fund for each of the JHT feeder funds) is waiving a portion of its management fee. The fees shown do not reflect the waiver. Please see the financial highlights table in the American Funds prospectus or annual report for further information.


A Table of Accumulation Unit Values relating to the Contract is included in "Appendix U" to this Prospectus.

LOCATION OF FINANCIAL STATEMENTS OF REGISTRANT AND DEPOSITOR. Our financial statements and those of the Separate Account may be found in the Statement of Additional Information.

      IV. General Information About Us, The Separate Account and The Funds


THE COMPANY

We are a subsidiary of Manulife Financial Corporation.

John Hancock USA, formerly "The Manufacturers Life Insurance Company (U.S.A.)," is a stock life insurance company originally organized under the laws of Maine on August 20, 1955 by a special act of the Maine legislature. John Hancock USA redomesticated under the laws of Michigan on December 30, 1992. The ultimate parent of the Company is Manulife Financial Corporation, a publicly traded company, based in Toronto, Canada. Manulife Financial Corporation is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial. The Company changed its name to John Hancock Life Insurance Company (U.S.A.) on January 1, 2005 following Manulife Financial Corporation's acquisition of John Hancock Financial Services, Inc.

John Hancock USA is authorized to transact life insurance and annuity business in all states (except New York), the District of Columbia, Guam, Puerto Rico, and the Virgin Islands. Its principal office is located at 601 Congress Street, Boston, Massachusetts 02210-2805.

We have received the following ratings from independent rating agencies:


AAA                      Extremely strong financial security characteristics;
Standard & Poor's        1st category of 21

A++                      Superior companies have a very strong ability to meet
A.M. Best                their obligations; 1st category of 16

AA+                      Very strong capacity to meet policyholder and
Fitch                    contract obligations; 2nd category of 24

Aa2                      Excellent in financial strength; 3rd category of 21
Moody's


These ratings, which are current as of the date of this Prospectus and are subject to change, are assigned as a measure of John Hancock USA's ability to honor any guarantees provided by the Contract and any applicable optional Riders, but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any Fund.

With respect to the fixed portion of the Contracts issued by John Hancock USA, The Manufacturers Life Insurance Company unconditionally guarantees to make funds available to John Hancock USA for the timely payment of contractual claims under certain John Hancock USA fixed annuity contracts pursuant to a Guarantee Agreement dated March 31, 1996. The guarantee may be terminated by The Manufacturers Life Insurance Company upon notice to John Hancock USA. Termination will not affect The Manufacturers Life Insurance Company's continuing liability with respect to all fixed annuity contracts and Fixed Investment Options issued by John Hancock USA prior to the termination of the guarantee except if:

     - the liability to pay contractual claims under the contracts is assumed by another insurer; or

     - we are sold and the buyer's guarantee is substituted for The Manufacturers Life Insurance Company's guarantee.

THE SEPARATE ACCOUNT

We use our Separate Accounts to support the Variable Investment Options you choose.

You do not invest directly in the Funds made available under the Contracts. When you direct or transfer money to a Variable Investment Option, we will purchase shares of a corresponding Fund through one of our Separate Accounts. We hold the Fund's shares in a "Sub-Account" (usually with a name similar to that of the corresponding Fund) of the Separate Account. The Separate Account's assets (including the Fund's shares) belong to the Company.

We purchase and hold Fund shares in John Hancock Life Insurance Company (U.S.A.) Separate Account H. John Hancock USA, then known as "The Manufacturers Life Insurance Company (U.S.A.)," became the owner of this Separate Account in a merger transaction with The Manufacturers Life Insurance Company of North America ("Manulife North America") on January 1, 2002. Manulife North America initially established Separate

Account H on August 24, 1984 as a separate account under the laws of Delaware. When Manulife North America merged with John Hancock USA, John Hancock USA became the owner of Separate Account H and reestablished it as a Separate Account under the laws of Michigan. As a result of this merger, John Hancock USA became the owner of all of Manulife North America's assets, including the assets of Separate Account H, and assumed all of Manulife North America's obligations including those under its contracts. The merger had no other effects on the terms and conditions of contracts issued prior to January 1, 2002.

The income, gains and losses, whether or not realized, from assets of the Separate Account are credited to or charged against the Separate Account without regard to the Company's other income, gains, or losses. Nevertheless, all obligations arising under the Company's Contracts are general corporate obligations of the Company. Assets of the Separate Accounts may not be charged with liabilities arising out of any of the Company's business.

We reserve the right, subject to compliance with applicable law, to add other Sub-Accounts, eliminate existing Sub-Accounts, combine Sub-Accounts or transfer assets in one Sub-Account to another Sub-Account that we, or an affiliated company, may establish. We will not eliminate existing Sub-Accounts or combine Sub-Accounts without the prior approval of the appropriate state or federal regulatory authorities.


We registered the Separate Account with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as unit investment trusts. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Separate Account. If the Company determines that it would be in the best interests of persons having voting rights under the Contracts it issues, the Company's Separate Account may be operated as a management investment company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.


THE FUNDS

When you select a Variable Investment Option, we invest your money in a sub-account of our Separate Account and it invests in shares of a corresponding Fund of:

     -    the John Hancock Trust; or

     - the PIMCO Variable Insurance Trust with respect to the "PIMCO VIT All Asset Portfolio".

THE FUNDS IN THE SEPARATE ACCOUNT ARE NOT PUBLICLY TRADED MUTUAL FUNDS. The Funds are only available to you as Investment Options in the Contracts or, in some cases, through other variable annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the Funds also may be available through participation in certain qualified pension or retirement plans.


Investment Management



The Funds' investment advisers and managers (i.e., subadvisers) may manage publicly traded mutual funds with similar names and investment objectives. However, the Funds are NOT directly related to any publicly traded mutual fund. You should not compare the performance of any Fund described in this Prospectus with the performance of a publicly traded mutual fund. THE PERFORMANCE OF ANY PUBLICLY TRADED MUTUAL FUND COULD DIFFER SUBSTANTIALLY FROM THAT OF ANY OF THE FUNDS HELD IN OUR SEPARATE ACCOUNT.






The John Hancock Trust is a so-called "series" type mutual fund and is registered under the 1940 Act as an open-end management investment company. John Hancock Investment Management Services, LLC ("JHIMS LLC") provides investment advisory services to the John Hancock Trust and receives investment management fees for doing so. JHIMS LLC pays a portion of its investment management fees to other firms that manage the John Hancock Trust's Funds. JHIMS LLC is our affiliate and we indirectly benefit from any investment management fees JHIMS LLC retains.



The John Hancock Trust has obtained an order from the SEC permitting JHIMS LLC, subject to approval by the Board of Trustees, to change a Subadviser for a Fund or the fees paid to Subadvisers and to enter into new subadvisory agreements from time to time without the expense and delay associated with obtaining shareholder approval of the change. This order does not, however, permit JHIMS LLC to appoint a Subadviser that is an affiliate of JHIMS LLC or the John Hancock Trust (other than by reason of serving as Subadviser to a portfolio) (an "Affiliated Subadviser") or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.


The All Asset Fund of the PIMCO Trust receives investment advisory services from Pacific Investment Management Company LLC ("PIMCO") and pays investment management fees to PIMCO.

If shares of a Fund are no longer available for investment or in our judgment investment in a Fund becomes inappropriate, we may eliminate the shares of a Fund and substitute shares of another Fund, or of another open-end registered investment company. A substitution may be made with respect to both existing investments and the investment of future Purchase Payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).

Fund Expenses



The table in the Fee Tables section of the Prospectus shows the investment management fees, Rule 12b-1 fees and other operating expenses for these Fund shares as a percentage (rounded to two decimal places) of each Fund's average daily net assets for 2006, except as indicated in the footnotes appearing at the end of the table. Fees and expenses of the Funds are not fixed or specified under the terms of the Contracts and may vary from year to year. These fees and expenses differ for each Fund and reduce the investment return of each Fund. Therefore, they also indirectly reduce the return you will earn on any Separate Account Investment Options you select.



The Funds pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the Funds. The amount of this compensation is based on a percentage of the assets of the Fund attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from Fund to Fund and among classes of shares within a Fund. In some cases, the compensation is derived from the Rule 12b-1 fees which are deducted from a Fund's assets and paid for the services we or our affiliates provide to that Fund. In addition, compensation payments of up to 0.45% of assets may be made by a Fund's investment adviser or its affiliates. We pay American Funds Distributors, Inc., the principal underwriter for the American Fund Insurance Series, a percentage of some or all of the amounts allocated to the "American" Funds of the John Hancock Trust for the marketing support services it provides (see "V. Distribution of Contracts"). Any of these compensation payments do not, however, result in any charge to you in addition to what is shown in the Total Annual Fund Operating Expenses table.



Funds-of-Funds and Master-Feeder Funds



Each of the John Hancock Trust's Index Allocation, Franklin Templeton Founding Allocation, Lifestyle Aggressive, Lifestyle Balanced, Lifestyle Conservative, Lifestyle Growth and Lifestyle Moderate Funds ("JHT Funds of Funds") is a "fund-of funds" that invest in other underlying funds. Expenses for a fund-of-funds may be higher than that for other funds because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests. The prospectus for each of the JHT Funds of Funds contains a description of the underlying funds for that Fund, including expenses and associated investment risks.



Each of the John Hancock Trust's American Asset Allocation, American Bond, American Global Growth, American Global Small Cap, American Growth, American Growth-Income, American High Income, American International, and American New World Trust ("JHT American Funds") invests in Series 1 or Series 2 shares of the corresponding investment portfolio of a "master" fund. and are subject to an additional 0.25% 12b-1 fee. The JHT American Funds operate as "feeder funds," which means that the each Fund does not buy investment securities directly. Instead, it invests in a corresponding "master fund" which in turn purchases investment securities. Each of the JHT American Funds has the same investment objective and limitations as its corresponding master fund. The combined master and feeder 12b-1 fees for each JHT American Fund totals 0.75% of net assets. The prospectus for the American Fund master funds is included with the prospectuses for the JHT American Funds.



Fund Investment Objectives and Strategies


You bear the investment risk of any Fund you choose as a Variable Investment Option for your Contract. The following table contains a general description of the Funds that we make available under the Contracts. You can find a full description of each Fund, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Fund in the prospectus for that Fund. YOU CAN OBTAIN A COPY OF A FUND'S PROSPECTUS (INCLUDING THE PROSPECTUS FOR A MASTER FUND FOR ANY OF THE FUNDS THAT ARE OPERATED AS "FEEDER FUNDS"), WITHOUT CHARGE, BY CONTACTING US AT THE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.

                               JOHN HANCOCK TRUST


We show the Fund's manager (i.e. Subadviser) in bold above the name of the Fund and we list the Funds alphabetically by subadviser.



AIM CAPITAL MANAGEMENT, INC.
  All Cap Growth Trust                                    Seeks long-term capital appreciation. To do this, the Fund invests principally in common stocks of companies likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.

AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
  Small Company Trust                                     Seeks long-term  capital growth. To do this, the Fund will invest at least
                                                          80% of its net assets in stocks of small U.S. companies.

                               JOHN HANCOCK TRUST


We show the Fund's manager (i.e. Subadviser) in bold above the name of the Fund and we list the Funds alphabetically by subadviser.



BLACKROCK INVESTMENT MANAGEMENT, LLC
  Large Cap Value Trust                                   Seeks long-term growth of capital. To do this, the Fund invests at least
                                                          80% of its net assets in equity securities of large cap U.S. companies with strong relative earnings growth, earnings quality and good relative valuation.

CAPITAL GUARDIAN TRUST COMPANY
  Income & Value Trust                                    Seeks the balanced accomplishment of (a) conservation of principal and (b)
                                                          long-term growth of capital and income. To do this, the Fund invests its assets in both equity and fixed income securities based on the expected returns of the portfolios.

  U.S. Large Cap Trust                                    Seeks long-term  growth of capital and income. To do this, the Fund invests at least 80% of its net assets in equity and equity-related securities of quality large-cap U.S. companies that will outperform their peers over time.

CAPITAL RESEARCH AND MANAGEMENT COMPANY                   (Adviser to the American Fund Insurance Series)
  American Asset Allocation Trust                         Seeks to provide high total return (including income and capital gains)
                                                          consistent with preservation of capital over the long term. To do this, the Fund invests all of its assets in the master fund, Class 1 shares of the American Funds Insurance Series Asset Allocation Fund, which invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments.

  American Blue Chip Income & Growth Trust                Seeks to produce income  exceeding the average yield on U.S. stocks generally (as represented by the average yield on the Standard & Poor's
                                                          500 Composite Index1) and to provide an opportunity for growth of principal consistent with sound common stock investing. To do this, the
                                                          Fund invests all of its assets in the master fund, Class 2 shares of the
                                                          American Funds Insurance Series Blue Chip Income and Growth Fund, which invests primarily in common stocks of larger, more established companies based in the U.S.

  American  Bond Trust
                                                          Seeks to maximize current income and preserve capital. To do this, the
                                                          Fund invests all of its assets in the master fund, Class 2 shares of the
                                                          American Funds Insurance Series Bond Fund, which normally invests at least
                                                          80% of its assets in bonds, with at least 65% in investment-grade debt securities and up to 35% in lower rated fixed income securities.

  American Global Growth Trust
                                                          Seeks to provide high total return (including income and capital gains)
                                                          consistent with preservation of capital over the long term. To do this, the Fund invests all of its assets in the master fund, Class 1 shares of the American Funds Insurance Series Asset Allocation Fund, which invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments.

  American Global Small Cap Trust
                                                          Seeks to make the shareholders' investment grow over time. To do this, the
                                                          Fund invests all of its assets in the master fund, Class 1 shares of the
                                                          American Funds Insurance Series Global Small Capitalization Fund, which invests primarily in stocks of smaller companies located around the world.
                                                          Normally, the Fund invests at least 80% of its assets in equity securities of companies with small market capitalizations.

  American Growth Trust
                                                          Seeks to make the shareholders' investment grow. To do this, the Fund invests all of its assets in the master fund, Class 2 shares of the
                                                          American Funds Insurance Series Growth Fund, which invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

                               JOHN HANCOCK TRUST


We show the Fund's manager (i.e. Subadviser) in bold above the name of the Fund and we list the Funds alphabetically by subadviser.



  American Growth-Income Trust
                                                          Seeks to make the shareholders' investments grow and to provide the shareholder with income over time. To do this, the Fund invests all of its assets in the master fund, Class 2 shares of the American Funds Insurance
                                                          Series Growth-Income, which invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

  American High Income Trust
                                                          Seeks to provide a high level of current income and, secondarily, capital appreciation. To do this, the Fund invests all of its assets in the master fund, Class 1 shares of the American Funds Insurance Series High-Income
                                                          Bond Fund, which invests at least 65% of its assets in higher yielding and generally lower quality debt securities, and normally invests at least 80%
                                                          in bonds and up to 20% in equity securities.

  American International Trust
                                                          Seeks to make the shareholders' investment grow. To do this, the Fund invests all of its assets in the master fund, Class 2 shares of the
                                                          American Funds Insurance Series International Fund, which invests primarily in common stocks of companies located outside the United States.

  American New World Trust
                                                          Seeks to make the shareholders' investment grow over time. To do this, the
                                                          Fund invests all of its assets in the master fund, Class 1 shares of the
                                                          American Funds Insurance Series New World Fund, which invests primarily in stocks of companies with significant exposure to countries with developing economies and/or markets.

CLEARBRIDGE ADVISERS, LLC
  Special Value Trust                                     Seeks long-term capital growth. To do this, the Fund invests at least 80%
                                                          of the value of its net assets in common stocks and other equity securities of small capitalization U.S. companies. The subadviser emphasizes individual security selection while spreading the Fund's investments among industries and sectors.

DAVIS SELECTED ADVISERS, L.P.
  Financial Services Trust                                Seeks growth of capital.  To do this,  the Fund  invests at least 80% of its net assets in companies that are principally engaged in financial services.

  Fundamental Value Trust
                                                          Seeks growth of capital. To do this, the Fund invests in common stocks of
                                                          U.S. companies with durable business models that can be purchased at attractive valuations relative to their intrinsic value.

DECLARATION MANAGEMENT & RESEARCH COMPANY AND MFC GLOBAL INVESTMENT MANAGEMENT (U.S.), LLC
  Active Bond Trust (2)                                   Seeks income and capital appreciation. To do this, the Fund invests at least 80% of its net assets in a diversified mix of debt securities and instruments with maturity durations of approximately 4 to 6 years.

DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.  ("DIMA")
  All Cap Core Trust                                      Seeks long-term growth of capital. To do this, the Fund invests in common stocks and other equity securities within all asset classes (small, mid and large cap), which may be listed on securities exchanges, traded in various over-the-counter markets or have no organized markets. The Fund may also invest in U.S. Government securities.

  Dynamic Growth Trust                                    Seeks long-term growth of capital. To do this, the Fund invests at least
                                                          80% of its net assets in stocks and other equity securities of medium-sized U.S. companies with strong growth potential.

  Real Estate Securities Trust                            Seeks to achieve a combination of long-term capital appreciation and current income. To do this, the Fund invests at least 80% of its net assets in equity


                               JOHN HANCOCK TRUST


We show the Fund's manager (i.e. Subadviser) in bold above the name of the Fund and we list the Funds alphabetically by subadviser.



                                                          securities of REITs and real estate companies.

GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC
  U.S. Core Trust                                         Seeks a high total return. To do this, the Fund invests at least 80% of its net assets in investments tied (formerly, Growth & Income Trust)
                                                          economically to the U.S., and which are undervalued or have improving fundamentals.

  International Core Trust                                Seeks high total return. To do this, the Fund typically invests at least
  (formerly, International Stock Trust)                   80% of its total assets in a  diversified portfolio of equity investments from a number of developed markets outside the U.S.

INDEPENDENCE INVESTMENT LLC
  Small Cap Trust                                         Seeks maximum capital appreciation consistent with reasonable risk to principal. To do this, the Fund invests at least 80% of its net assets in equity securities of small-cap companies.

JENNISON ASSOCIATES LLC
  Capital Appreciation Trust                              Seeks long-term growth of capital. To do this, the Fund invests at least
                                                          65% of its total assets in equity and equity-related securities of companies that exceed $1 billion in market capitalization and have above-average growth prospects.

LEGG MASON CAPITAL MANAGEMENT, INC.
  Core Equity Trust                                       Seeks long-term capital growth. To do this, the Fund invests at least 80%
                                                          of its net assets in equity securities that offer the potential for capital growth by purchasing securities at large discounts relative to their intrinsic value.

LORD ABBETT & CO. LLC
  All Cap Value Trust                                     Seeks capital appreciation. To do this, the Fund invests at least 50% of its net assets in equity securities of large, seasoned U.S. and multinational companies that are believed to be undervalued. The Fund invests the remainder of its assets in undervalued mid-sized and small company securities.


  Mid Cap Value Trust                                     Seeks capital appreciation. To do this, the Fund  invests  at least  80%
                                                          of its net assets in stocks of mid-sized companies that have the potential for significant market appreciation due to growing recognition of improvement in their financial results or anticipation of such improvement.

MARSICO CAPITAL MANAGEMENT, LLC
  International Opportunities Trust                       Seeks long-term growth of capital. To do this, the Fund invests at least
                                                          65% of its total assets in common stocks of at least three different foreign companies of any size that are selected for their long-term growth potential.

MASSACHUSETTS FINANCIAL SERVICES COMPANY
  Utilities Trust                                         Seeks capital growth and current income (income above that available from a Fund invested entirely in equity securities). To do this, the Fund invests at least 80% of its net assets in equity and debt securities of domestic and foreign companies (including emerging markets) in the utilities industry.

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED
  500 Index Trust                                         Seeks to approximate the aggregate total return of abroad U.S. domestic equity market index. To do this, the Fund invests at least 80% of its net assets in the common stocks in the S&P 500 Index1 and securities that as a group will behave in a manner similar to the index.

  Franklin Templeton Founding Allocation Trust            Seeks long-term growth of capital. To do this, the Fund invests primarily in three JHT portfolios: Global Trust, Income Trust and Mutual Shares
                                                          Trust. The Fund is

                               JOHN HANCOCK TRUST


We show the Fund's manager (i.e. Subadviser) in bold above the name of the Fund and we list the Funds alphabetically by subadviser.



                                                          a fund of funds and is also authorized to invest in NAV shares of many other JHT portfolios and other investment companies.

  Index Allocation Trust                                  Seeks long term  growth of  capital. Current income is also a consideration. To do this, the Fund invests approximately 70% of its total assets in John Hancock index portfolios which invest primarily in equity securities and approximately 30% of its total assets in JH portfolios which invest primarily in fixed income securities.

  Lifestyle Aggressive(3)                                 Seeks long-term growth of capital. Current income is not a consideration.
                                                          To do this, the Fund invests 100% of its assets in JHT Funds which invest primarily in equity securities.

  Lifestyle Balanced(3)                                   Seeks a balance between a high level of current  income and growth of capital, with a greater emphasis on growth of capital. To do this, the
                                                          Fund invests approximately 40% of its assets in JHT Funds which invest primarily in fixed income securities and approximately 60% in Funds which invest primarily in equity securities.

  Lifestyle Conservative(3)                               Seeks a high level of current income with some consideration  given to growth of capital. To do this, the Fund invests approximately 80% of its assets in JHT Funds which invest primarily in fixed income securities and approximately 20% in Funds which invest primarily in equity securities.

  Lifestyle Growth(3)                                     Seeks long-term growth of capital. Current income is also a consideration.
                                                          To do this, the Fund invests approximately 20% of its assets in JHT Funds which invest primarily in fixed income securities and approximately 80% in
                                                          Funds which invest primarily in equity securities.

  Lifestyle Moderate(3)                                   Seeks a balance  between a high level of current income and growth of capital, with a greater emphasis on income. To do this, the Fund invests approximately 60% of its assets in JHT Funds which invest primarily in fixed income securities and approximately 40% in Funds which invest primarily in equity securities.

  Mid Cap Index Trust                                     Seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index. To do this, the Fund invests at least 80% of its net assets in the common stocks in the S&P Mid Cap 400 Index1 and securities that as a group behave in a manner similar to the index.

  Money Market Trust                                      Seeks to obtain maximum current income consistent with preservation of principal and liquidity. To do this, the Funds invest in high quality,
                                                          U.S. dollar denominated money market instruments.

  Pacific Rim Trust                                       Seeks to achieve long-term growth ofcapital. To do this, the Fund invests at least 80% of its net assets in common stocks and equity-related securities of established, larger-capitalization non-U.S. companies located in the Pacific Rim region, including emerging markets.

  Quantitative All Cap Trust                              Seeks long-term growth of capital. To do this, the Fund invests at least
                                                          65% of its total assets in equity securities of large, mid and small-cap
                                                          U.S. companies with strong industry position, leading market share, proven management and strong financials.

  Quantitative Mid Cap Trust                              Seeks long-term capital growth. To do this, the Fund invests at least 80%
                                                          of its net assets in U.S. mid-cap and large-cap companies' securities with strong industry positions, leading market shares, proven managements and strong balance sheets.

                               JOHN HANCOCK TRUST


We show the Fund's manager (i.e. Subadviser) in bold above the name of the Fund and we list the Funds alphabetically by subadviser.



  Quantitative Value Trust                                Seeks long-term  capital appreciation. To do this, the Fund invests at least 65% of its total assets in large-cap U.S. securities with the potential for long-term growth of capital.

  Small Cap Index Trust                                   Seeks to approximate the aggregate total return of as mall cap U.S.
                                                          domestic equity market index. To do this, the Fund invests at least 80% of its net assets in the common stocks in the Russell 2000 Index4 and securities that as a group behave in a manner similar to the index.

  Total Stock Market Index Trust                          Seeks to approximate the aggregate total return of abroad U.S. domestic equity market index. To do this, the Fund invests at least 80% of its net assets in the common stocks in the Dow Jones Wilshire 5000 Index5 and securities that as a group will behave in a manner similar to the index.

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.), LLC
  Emerging Growth Trust                                   Seeks superior long-term rates of return through capital appreciation. To do this, the Fund invests primarily in high quality securities of small-cap U.S. companies whose growth prospects are better than average because they have a unique product or a technology/service edge or an expanding market share.

  High Income Trust                                       Seeks a high level of current income; capital appreciation is a secondary goal. To do this, the Fund invests at least 80% of its net assets in U.S.
                                                          and foreign fixed-income securities that are rated BB/Ba or lower or are unrated equivalents.

  Strategic Income Trust                                  Seeks a high level of  current income. To do this, the Fund invests at least 80% of its assets in foreign government and corporate debt securities from developed and emerging markets, U.S. Government and agency securities and domestic high yield bonds.

MUNDER CAPITAL MANAGEMENT
  Small Cap Opportunities Trust                           Seeks long-term capital appreciation. To do this, the Fund invests at least 80% of its net assets in equity securities of small-capitalization companies.

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC
  Global Bond Trust                                       Seeks maximum total return, consistent with preservation of capital and prudent investment management. To do this, the Fund invests at least 80%
                                                          of its net assets in fixed income instruments, futures contracts
                                                          (including related options) with respect to such securities and options on such securities.

  Real Return Bond Trust                                  Seeks maximum real return, consistent with preservation of real capital and prudent investment management. To do this, the Fund invests at least
                                                          80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations.

  Total Return Trust                                      Seeks maximum total return, consistent with preservation of capital and prudent investment management. To do this, the Fund invests at least 65%
                                                          of its total assets in a diversified fund of fixed income instruments of varying maturities.

PZENA INVESTMENT MANAGEMENT, LLC
  Classic Value Trust                                     Seeks long-term growth of capital. To do this, the Fund invests at least
                                                          80% of its assets in domestic equity securities of companies that are currently undervalued relative to the market, based on estimated future earnings and cash flow.

RCM CAPITAL MANAGEMENT LLC
  Emerging Small Company Trust                            Seeks long term capital appreciation. To do this, the Fund invests at least 80% of

                               JOHN HANCOCK TRUST


We show the Fund's manager (i.e. Subadviser) in bold above the name of the Fund and we list the Funds alphabetically by subadviser.



                                                          its net assets in common stocks and other equity securities of U.S.
                                                          companies that have a small market capitalization. EFFECTIVE MAY 28, 2007, the Investment Strategy is: The Fund invests at least 80% of its net assets in securities of small cap companies. The subadviser seeks to create an investment portfolio of growth stocks across major industry groups.

SSGA FUNDS MANAGEMENT, INC.
  International Equity Index Trust A                      Seeks to track the  performance of abroad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging market countries. To do this, the Fund invests at least 80% of its assets in securities listed in the Morgan Stanley Capital
                                                          International All CountryWorld Excluding U.S. Index.6

SUSTAINABLE GROWTH ADVISERS, L.P.
  U.S. Global Leaders Growth Trust                        Seeks long-term growth of capital. To do this, the Fund invests least 80%
                                                          of its net assets in stocks of companies determined to have a high degree of predictability and above average sustainable long-term growth.

RCM CAPITAL MANAGEMENT LLC.
T. ROWE PRICE ASSOCIATES, INC.
  Science & Technology Trust(7)                           Seeks long-term growth of capital. Current income is incidental to the
                                                          Fund's objective. To do this, the Fund invests at least 80% of its net assets in the common stocks of companies expected to benefit from the development, advancement, and/or use of science and technology.

T. ROWE PRICE ASSOCIATES, INC.
  Blue Chip Growth Trust                                  Seeks to provide long-term growth of capital. Current income is a secondary objective. To do this, the Fund invests at least 80% of its net assets in the common stocks of large and medium-sized blue chip growth companies that are well established in their industries.

  Equity-Income Trust                                     Seeks to provide substantial dividend income and also long-term capital appreciation. To do this, the Fund invests at least 80% of its net assets in equity securities, with 65% in common stocks of well-established companies paying above-average dividends.

  Health  Sciences Trust                                  Seeks long-term capital appreciation. To do this, the Fund invests at least 80% of its net assets in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences.

  Small Company Value Trust                               Seeks long-term growth of capital. To do this, the Fund will invest at least 80% of its net assets in small companies whose common stocks are believed to be undervalued.

TEMPLETON GLOBAL ADVISORS LIMITED
  Global Trust                                            Seeks long-term capital appreciation. To do this, the Fund invests primarily in the equity securities of companies located throughout the world, including emerging markets.

TEMPLETON INVESTMENT COUNSEL, LLC
  International Small Cap Trust                           Seeks long-term capital appreciation. To do this, the Fund invests at least 80% of its net assets in securities issued by foreign small-cap companies in emerging markets.

                               JOHN HANCOCK TRUST


We show the Fund's manager (i.e. Subadviser) in bold above the name of the Fund and we list the Funds alphabetically by subadviser.



  International Value Trust                               Seeks long-term growth  of capital. To do this,  the Fund invests at least
                                                          65% of its total assets in equity securities of companies located outside the U.S., including in emerging markets, and generally up to 25% of its total assets in debt securities of companies and governments located anywhere in the world.

UBS GLOBAL ASSET MANAGEMENT (AMERICAS) INC.
  Global Allocation Trust                                 Seeks total return, consisting of long-term capital appreciation and current income. To do this, the Fund invests in equity and fixed income securities of issuers located within and outside the U.S. based on prevailing market conditions.

  Large Cap Trust                                         Seeks to maximize total return, consisting of capital appreciation and current income. To do this, the Fund invests at least 80% of its net assets in equity securities of U.S. large capitalization companies whose estimated fundamental value is greater than its market value at any given time.

VAN KAMPEN
  Value                                                   Trust Seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk. To do this, the
                                                          Fund invests at least 65% of its total assets in equity securities which are believed to be undervalued relative to the stock market in general.

WELLINGTON MANAGEMENT COMPANY, LLP
  Investment                                              Quality Bond Trust Seeks to provide a high level of current income consistent with the maintenance of principal and liquidity. To do this, the Fund invests at least 80% of its net assets in bonds rated investment grade. The Fund will tend to focus on corporate bonds and U.S. government bonds with intermediate to longer term maturities.

  Mid Cap Stock Trust                                     Seeks long-term growth of capital. To do this, the Fund invests at least
                                                          80% of its net assets in equity securities of medium-sized companies with significant capital appreciation potential.

  Mid Cap Intersection Trust                              Seeks long-term growth of capital. To do this, the Fund invests at least
                                                          80% of its net assets in equity securities of medium-sized companies with significant capital appreciation potential.

  Natural Resources Trust                                 Seeks long-term total return. To do this, the Fund will invest at least
                                                          80% of its net assets in equity and equity-related securities of natural resource-related companies worldwide, including emerging markets.

  Small Cap Growth Trust                                  Seeks long-term capital appreciation. To do this, the Fund will invest at least 80% of its net assets in small-cap companies that are believed to offer above-average potential for growth in revenues and earnings.

  Small Cap Value Trust                                   Seeks long-term capital appreciation. To do this, the Fund will  invest at least 80% of its net assets in small-cap companies that are believed to be undervalued.

WELLS FARGO FUND MANAGEMENT, LLC
  Core Bond Trust                                         Seeks total return consisting of income and capital appreciation. To do this, the Fund invests at least 80% of its net assets in a broad range of investment grade debt securities, including U.S. Government obligations, corporate bonds, mortgage- and other asset-backed securities and money market instruments, that offer attractive yields and are undervalued relative to issues of similar credit quality and interest rate sensitivity.

  U.S. High Yield Bond Trust                              Seeks total return with a high level of current income. To do this, the
                                                          Fund invests at least 80% of its net assets in corporate debt securities that are below

                               JOHN HANCOCK TRUST


We show the Fund's manager (i.e. Subadviser) in bold above the name of the Fund and we list the Funds alphabetically by subadviser.



                                                          investment grade, including preferred and other convertible high yield securities.

WESTERN ASSET MANAGEMENT COMPANY
  High Yield Trust                                        Seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk. To do this, the Fund invests at least 80% of its net assets in high yield securities, including corporate bonds, preferred stocks and U.S. Government and foreign securities.

  Strategic Bond Trust                                    Seeks a high level of total return consistent with preservation of capital. To do this, the Fund invests at least 80% of its net assets in fixed income securities across a range of credit qualities and may invest a substantial portion of its assets in obligations rated below investment grade.

  U.S.Government Securities Trust                         Seeks to obtain a high level of current income consistent with preservation of capital and maintenance of liquidity. To do this, the Fund invests at least 80% of its net assets in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

PIMCO VARIABLE INSURANCE TRUST
PACIFIC INVESTMENT MANAGEMENT COMPANY
  PIMCO VIT All Asset Portfolio                           The Fund invests primarily in a diversified  mix of: (a) common stocks of large and mid sized U.S. companies, and (b) bonds with an overall intermediate term average maturity.



(1) "Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" are trademarks of The McGraw-Hill Companies, Inc. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by The McGraw-Hill Companies, Inc., nor does it make any representation regarding the advisability of investing in the Trust. As of February 28, 2007, the mid cap range for Standard & Poor's(R) was from $1.42 billion to $410.66 billion; for the Standard & Poor's 500(R) $1.42 billion to $410.66 billion and; for the S&P Mid Cap 400(R) $590 million to $12.5 billion.



(2) The Active Bond Trust is subadvised by Declaration Management & Research LLC and MFC Global Investment Management (U.S.), LLC.


(3) Deutsche Asset Management Inc. provides subadvisory consulting services to MFC Global Investment Management (U.S.A.) Limited for the Lifestyle Funds.


(4) Russell 2000(R) and "Russell Midcap(R)" are trademarks of Frank Russell Company. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by the Frank Russell Company, nor does Frank Russell Company make any representation regarding the advisability of investing in the Trust. As of February 28, 2007, the mid cap range for Russell 2000(R) was from $38 million to $3.75 billion.



(5) "Dow Jones Wilshire 5000(R)" is a trademark of Wilshire Associates. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by Wilshire Associates, nor does Wilshire Associates make any representation regarding the advisability of investing in the Trust. As of February 28, 2007, the mid cap range for Wilshire 5000 was from $38 million to $410.66 billion.



(6) "MSCI All Country World ex-US IndexSM" is a service mark of Morgan Stanley Capital International Inc. and its affiliates ("MSCI"). None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by MSCI, nor does MSCI make any representation regarding the advisability of investing in the Trust. As of February 28, 2007 the mid cap range was from $37 million to $244.4 billion.



(7) The Science & Technology Trust is subadvised by T. Rowe Price Associates, Inc. and RCM Capital Management LLC.


VOTING INTEREST

You instruct us how to vote Fund shares.

We will vote Fund shares held in the Separate Account at any Fund shareholder meeting in accordance with voting instructions received from the persons having the voting interest under the Contract. We will determine the number of Fund shares for which voting instructions may be given not more than 90 days prior to the meeting. We will arrange for proxy materials to be distributed to each person having the voting interest under the Contract together with appropriate forms for giving voting instructions. We will vote all Fund shares that we hold (including our own shares and those we hold in the Separate Account for Contract Owners) in proportion to the instructions so received. The effect of this proportional voting is that a small number of Contract Owners can determine the outcome of a vote.

During the Accumulation Period, the Contract Owner has the voting interest under a Contract. We determine the number of votes for each Fund for which voting instructions may be given by dividing the value of the Investment Account corresponding to the Sub-Account in which such Fund shares are held by the net asset value per share of that Fund.

During the Pay-out Period, the Annuitant has the voting interest under a Contract. We determine the number of votes as to each Fund for which voting instructions may be given by dividing the reserve for the Contract allocated to the Sub-Account in which such Fund shares are held by the net asset value per share of that Fund. Generally, the number of votes tends to decrease as annuity benefit payments progress since the amount of reserves attributable to a Contract will usually decrease after commencement of annuity benefit payments. We will determine the number of Fund shares for which voting instructions may be given not more than 90 days prior to the meeting.

We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations, or interpretations thereof.

                         V. Description of the Contract


ELIGIBLE PLANS

The Contract may be issued to fund plans qualifying for special income tax treatment under the Code such as individual retirement accounts and annuities, pension and profit-sharing plans for corporations and sole proprietorships/partnerships ("H.R. 10"and "Keogh" plans), tax-sheltered annuities, and state and local government deferred compensation plans (see Appendix A: "Qualified Plan Types"). The Contract is also designed so that it may be used with Non-Qualified retirement plans, such as payroll savings plans and such other groups (with or without a trustee) as may be eligible under applicable law.

ELIGIBLE GROUPS

Usually, a group certificate will be issued. An individual Contract is intended for use where a group contract is not available. Group contracts have been issued to the Venture Trust as group holder for groups consisting of persons who have brokerage accounts with brokers having selling agreements with John Hancock Distributors, LLC, the principal underwriter of the Contracts.

An eligible member of a group to which a group contract has been issued may become an Owner under the Contract, or a person may purchase an individual Contract, where available, by submitting a completed application and a minimum Purchase Payment. A certificate summarizing the rights and benefits of the Owner under the group contract, or an individual Contract, may be issued to an applicant acceptable to us. We reserve the right to decline to issue a certificate or Contract to any person in our sole discretion. All rights and privileges under a group contract may be exercised by each Owner as to his or her interest unless expressly reserved to the group holder. Provisions of any plan in connection with which the Contract was issued may restrict an Owner's ability to exercise contractual rights and privileges.

ACCUMULATION PERIOD PROVISIONS

We may impose restrictions on your ability to make initial and subsequent Purchase Payments.

Purchase Payments

You may make Purchase Payments to us at our Annuities Service Center at any time. The minimum initial Purchase Payment is $25,000. Subsequent Purchase Payments must be at least $30. All Purchase Payments must be in U.S. dollars. We may provide for Purchase Payments to be automatically withdrawn from your bank account on a periodic basis. If a Purchase Payment would cause your Contract Value to exceed $1,000,000 or your Contract Value already exceeds $1,000,000, you must obtain our approval in order to make the payment.

We may reduce or eliminate the minimum initial Purchase Payment requirement, upon your request, in the following circumstances:

- You purchase your Contract through a 1035 exchange or a Qualified Plan transfer of an existing Contract(s) issued by another carrier(s) AND at the time of application, the value of your existing Contract(s) meets or exceeds the applicable minimum initial Purchase Payment requirement AND prior to John Hancock USA's receipt of such 1035 monies, the value drops below the applicable minimum initial Purchase Payment requirement due to market conditions;

- You purchase more than one new Contract and such Contracts cannot be combined AND the average initial Purchase Payment for these new Contracts is equal to or greater than $50,000;

- You and your spouse each purchase at least one new Contract AND the average initial Purchase Payment for the new Contract(s) is equal to or greater than $50,000;

- You purchase multiple Contracts issued in conjunction with a written Retirement Savings Plan (either qualified or non-qualified), for the benefit of plan participants AND the Annuitant under each Contract is a plan participant AND the average initial Purchase Payment for these new Contracts is equal to or greater than $50,000.

If permitted by state law, we may cancel a Contract at the end of any two consecutive Contract Years in which no Purchase Payments have been made, if both:

- the total Purchase Payments made over the life of the Contract, less any withdrawals, are less than $2,000; and

-    the Contract Value at the end of such two year period is less than $2,000.


As a matter of administrative practice, the Company will attempt to notify you prior to any such cancellation in order to allow you to make the necessary Purchase Payment to keep your Contract in force. The cancellation of Contract provisions may vary in certain states to comply with the requirements of insurance laws and regulations in such states. If we cancel your Contract, we will pay you the Contract Value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% penalty tax (see "VII. Federal Tax Matters").

Purchase Payments are allocated among the Investment Options in accordance with the percentages you designate. You may change the allocation of subsequent Purchase Payments at any time by notifying us in writing (or by telephone or internet if you comply with our telephone and electronic transactions procedures described below).

For information relating to the minimum initial Purchase Payment under prior Contracts, see Appendix B.

Accumulation Units

During the Accumulation Period, we establish an Investment Account for you for each Variable Investment Option to which you allocate a portion of your Contract Value. We credit amounts to those Investment Accounts in the form of "accumulation units" to measure the value of the variable portion of your Contract during the Accumulation Period. We calculate and credit the number of accumulation units in each of your Investment Accounts by dividing (i) the amount allocated to that Investment Account by (ii) the value of an accumulation unit for that Investment Account we next compute after a purchase transaction is complete.

We will usually credit initial Purchase Payments received by mail on the Business Day on which they are received at our Annuities Service Center, and no later than two Business Days after our receipt of all information necessary for issuing the Contract. We will inform you of any deficiencies preventing processing if your Contract cannot be issued. If the deficiencies are not remedied within five Business Days after receipt, we will return your Purchase Payment promptly, unless you specifically consent to our retaining your Purchase Payment until all necessary information is received. We will credit initial Purchase Payments received by wire transfer from broker-dealers on the Business Day received by us if the broker-dealers have made special arrangements with us. We will credit subsequent Purchase Payments on the Business Day they are received at our Annuities Service Center.

We will deduct accumulation units based on the value of an accumulation unit we next compute each time you make a withdrawal or transfer amounts from an Investment Option, and when we deduct certain Contract charges, pay proceeds, or apply amounts to an Annuity Option.

We measure the value of an Investment Account in accumulation units, which vary in value with the performance of the underlying Fund.

Value of Accumulation Units

The value of your accumulation units will vary from one Business Day to the next depending upon the investment results of the Investment Options you select. We arbitrarily set the value of an accumulation unit for each Sub-Account at $10 or $12.50 on the first Business Day the Sub-Account was established. We determine the value of an accumulation unit for any subsequent Business Day by multiplying
(i) the value of an accumulation unit for the immediately preceding Business Day by (ii) the "net investment factor" for that Sub-Account (described below) for the Business Day for which the value is being determined. We value accumulation units as of the end of each Business Day. We deem a Business Day to end, for these purposes, at the time a Fund determines the net asset value of its shares.

We will use a Fund share's net asset value at the end of a Business Day to determine accumulation unit value for a Purchase Payment, withdrawal or transfer transaction only if:

- your Purchase Payment transaction is complete before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) for that Business Day, or

- we receive your request for a withdrawal or transfer of Contract Value at the Annuities Service Center before the close of the New York Stock Exchange for that Business Day.

Net Investment Factor

The net investment factor is an index used to measure the investment performance of a Sub-Account from one valuation period to the next. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. The net investment factor for each Sub-Account for any valuation period is determined by dividing
(a) by (b) and subtracting (c) from the result:

Where (a) is:

- the net asset value per share of a Fund share held in the Sub-Account determined at the end of the current valuation period; plus

- the per share amount of any dividend or capital gain distributions made by the Fund on shares held in the Sub-Account if the "ex-dividend" date occurs during the current valuation period.

Where (b) is the net asset value per share of a Fund share held in the Sub-Account determined as of the end of the immediately preceding valuation period.

Where (c) is a factor representing the charges deducted from the Sub-Account on a daily basis for Separate Account Annual Expenses. See Appendix B for the mortality and Expense risk fees for prior Contracts.

Transfers Among Investment Options

During the Accumulation Period, you may transfer amounts among the Variable Investment Options and from those Investment Options to the Fixed Investment Options, subject to the restrictions set forth below.

You may make a transfer by providing written notice to us, by telephone or by other electronic means that we may provide through the internet (see "Telephone and Electronic Transactions"). We will cancel accumulation units from the Investment Account from which you transfer amounts and we will credit to the Investment Account to which you transfer amounts. Your Contract Value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the Investment Account. If after the transfer the amount remaining in the Investment Account is less than $100, then we will transfer the entire amount instead of the requested amount.

Currently, we do not impose a charge for transfer requests. The first twelve transfers in a Contract Year are free of any transfer charge. For each additional transfer in a Contract Year, we do not currently assess a charge but reserve the right (to the extent permitted by your Contract) to assess a reasonable charge (not to exceed the lesser of $25 or 2% of the amount transferred) to reimburse us for the expenses of processing transfers.

Investment options in variable annuity and variable life insurance products can be a prime target for abusive transfer activity because these products value their Investment Options on a daily basis and allow transfers among Investment Options without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of Variable Investment Options in reaction to market news or to exploit some perceived pricing inefficiency. Whatever the reason, frequent transfer activity can harm long-term investors in a Variable Investment Option since such activity may expose a variable Investment option's underlying fund to increased fund transaction costs and/or disrupt the fund manager's ability to effectively manage a fund in accordance with its investment objective and policies, both of which may result in dilution with respect to interests held for long-term investment.

We have adopted a policy and procedures to restrict frequent transfers of Contract Value among Variable Investment Options.


To discourage disruptive frequent trading activity, we have adopted a policy for the Separate Account to restrict transfers to two per calendar month per Contract, with certain exceptions, and procedures to count the number of transfers made under a Contract. Under the current procedures of the Separate Accounts, we count all transfers made during each Business Day that the net asset value of the shares of a Fund are determined ending at the close of day-time trading of the New York Stock Exchange (usually 4 p.m.) as a SINGLE transfer. We do NOT count: (a) scheduled transfers made pursuant to our Dollar Cost Averaging Program or our Asset Rebalancing Program, (b) transfers from a Fixed Investment Option at the end of its guarantee period, (c) transfers made within a prescribed period before and after a substitution of underlying Funds and (d) transfers made during the Pay-out Period (these transfers are subject to a 30-day notice requirement, however, as described in the "Transfers During Pay-out Period" section of this Prospectus). Under the Separate Account's policy and procedures, Contract Owners may transfer to a Money Market Investment Option even if a Contract Owner reaches the two transfer per month limit if 100% of the Contract Value in all Variable Investment Options is transferred to that Money Market Investment Option. If such a transfer to a Money Market Investment Option is made, for a 30-calendar day period after such transfer, a Contract Owner may not make any subsequent transfers from that Money Market Investment Option to another Variable Investment Option. We apply each Separate Account's policy and procedures uniformly to all Contract Owners.


We reserve the right to take other actions to restrict trading, including, but not limited to:

     -    restricting the number of transfers made during a defined period;

     -    restricting the dollar amount of transfers;

     - restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail); and

     -    restricting transfers into and out of certain Sub-Account(s).

In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Funds. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).

While we seek to identify and prevent disruptive frequent trading activity, it is not always possible to do so. Therefore, we cannot provide assurance that the restrictions we impose will be successful in restricting disruptive frequent trading activity and avoiding harm to long-term investors.


In addition to the transfer restrictions that we impose, the John Hancock Trust, BlackRock Variable Series Funds, Inc. and PIMCO Variable Insurance Trust also have adopted policies under Rule 22c-2 of the 1940 Act to detect and deter abusive short term trading. Accordingly, a Fund may require us to impose trading restrictions if it discovers violations of its frequent short-term trading policy. We will provide tax identification numbers and other Contract Owner transaction information to a Fund upon request, which it may use to identify any pattern or frequency of activity that violates its short-term trading policy.

Maximum Number of Investment Options

There is no limit on the number of Investment Options to which you may allocate Purchase Payments.

We permit you to make certain types of transactions by telephone or electronically through the internet.


Telephone and Electronic Transactions


When you purchase a Contract, we will automatically permit you to request transfers and withdrawals by telephone. We will also permit you to access information about your Contract, request transfers and perform some transactions (other than withdrawals) electronically through the internet. You can contact us at the telephone number or internet address shown on the first page of this Prospectus.

To access information and perform electronic transactions through our website, you will be required to create an account with a username and password, and maintain a valid e-mail address. You may also authorize other people to make certain transaction requests by telephone or electronically through the internet by sending us instructions in a form acceptable to us.

We will not be liable for following instructions communicated by telephone or electronically that we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we will record all conversations with you. When someone contacts us by telephone and follows our procedures, we will assume that you are authorizing us to act upon those instructions. For electronic transactions through the internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of:

     -    Any loss or theft of your password; or

     -    Any unauthorized use of your password.

We may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly.

All transaction instructions we receive by telephone or electronically will be followed by a confirmation statement of the transaction. Transaction instructions we receive by telephone or electronically before the close of the New York Stock Exchange, which is usually 4:00 p.m. Eastern Time on any Valuation Day, will usually be effective at the end of that day. Your ability to access or transact business electronically may be limited due to circumstances beyond our control, such as system outages, or during periods when our telephone lines or our website may be busy. We may, for example, experience unusual volume during periods of substantial market change.

We may suspend, modify or terminate our telephone or electronic transaction procedures at any time. We may, for example, impose limits on the maximum withdrawal amount available to you through a telephone transaction. Also, as stated earlier in this Prospectus, we have imposed restrictions on transfers and reserve the right to take other actions to restrict trading, including the right to restrict the method used to submit transfers (e.g., by requiring transfer requests to be submitted in writing via U.S. mail). We also reserve the right to suspend or terminate the transfer privilege altogether with respect to anyone who we feel is abusing the privilege to the detriment of others.

Special Transfer Services-Dollar Cost Averaging Program

We make available Dollar Cost Averaging and Asset Rebalancing Programs.

We administer a Dollar Cost Averaging ("DCA") Program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any Variable Investment Option, or from a Fixed Investment Option we permit for this purpose to other Variable Investment Options until the amount in the Investment Option from which the transfer is made is exhausted. You may establish a DCA Fixed Investment Option under the DCA Program to make automatic transfers. You may allocate only Purchase Payments (and not existing Contract Values) to the DCA Fixed Investment Option. If you elect the DCA Fixed Investment Option, we will credit the amounts allocated to this option with interest at the guaranteed interest rate in effect on the date of such allocation.

From time to time, we may offer special DCA Programs where the rate of interest credited to a Fixed Investment Option exceeds our actual earnings on the supporting assets, less appropriate risk and expense adjustments. In such case, we will recover any amounts we credit to your account in excess of amounts earned by us on the assets in the General Account from existing charges described in your Contract. Your Contract charges will not increase as a result of electing to participate in any special DCA Program.

The DCA Program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA Program allows investments to be made in equal installments over time in an effort to reduce that risk. Therefore, you may achieve a lower purchase price over the long-term by purchasing more accumulation units of a particular Sub-Account when the unit value is low; less when the unit value is high. However, the DCA Program does not guarantee profits or prevent losses in a declining market and requires regular investment regardless of fluctuating price levels. Contract Owners interested in the DCA Program should consider their financial ability to continue purchases through periods of low price levels. If you are interested in the DCA Program, you may elect to participate in the Program on the appropriate application or you may obtain a separate authorization form and full information concerning the Program and its restrictions from your registered representative or our Annuities Service Center. There is no charge for participation in the DCA Program.

Special Transfer Services-Asset Rebalancing Program

We administer an Asset Rebalancing Program which enables you to specify the percentage levels you would like to maintain in particular Funds. We will automatically rebalance your Contract Value pursuant to the schedule described below to maintain the indicated percentages by transfers among the Funds. (Fixed Investment Options are not eligible for participation in the Asset Rebalancing Program.) You must include your entire value in the Variable Investment Options in the Asset Rebalancing Program. Other investment Programs, such as the DCA Program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other Programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate authorization form and full information concerning the Program and its restrictions from your registered representative or our Annuities Service Center. There is no charge for participation in the Asset Rebalancing Program.

We will permit asset rebalancing only on the following time schedules:

     - quarterly on the 25th day of the last month of the calendar quarter (or the next Business Day if the 25th is not a Business Day),

     - semi-annually on June 25th and December 26th (or the next Business Day if these dates are not Business Days), or

     - annually on December 26th (or the next Business Day if December 26th is not a Business Day).

You may withdraw all or a portion of your Contract Value, but may incur tax liability as a result.

Withdrawals

During the Accumulation Period, you may withdraw all or a portion of your Contract Value upon written request (complete with all necessary information) to our Annuities Service Center. You may make withdrawals by telephone as described above under "Telephone and Electronic Transactions". For certain Qualified Contracts, exercise of the withdrawal right may require the consent of the Qualified Plan participant's spouse under the Code. In the case of a total withdrawal, we will pay the Contract Value as of the date of receipt of the request at our Annuities Service Center less any Unpaid Loans, and the Contract will be canceled. In the case of a partial withdrawal, we will pay the amount requested and cancel that number of accumulation units credited to each Investment Account equal in value to the amount withdrawn from that Investment Account.

When making a partial withdrawal, you should specify the Investment Options from which the withdrawal is to be made. The amount requested from an Investment Option may not exceed the value of that Investment Option. If you do not specify the Investment Options from which a partial withdrawal is to be taken, the withdrawal will be taken from the Variable Investment Options until exhausted and then from the Fixed Investment Option Investment Options. If the partial withdrawal is less than the total value in the Variable Investment Options, the withdrawal will be taken proportionately from all of your Variable Investment Options. For rules governing the order and manner of withdrawals from the Fixed Investment Option, see "Fixed Investment Options".

There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the Investment Option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the Investment Option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the Investment Option. If a partial withdrawal plus any applicable withdrawal charge would reduce the Contract Value to less than $300, we will treat the partial withdrawal as a total withdrawal of the Contract Value.

The amount of any withdrawal from the Variable Investment Options will be paid promptly, and in any event within seven calendar days of receipt of the request, complete with all necessary information at our Annuities Service Center, except that we reserve the right to defer the right of withdrawal or postpone payments for any period when:

     - the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     -    trading on the New York Stock Exchange is restricted;

     - an emergency exists, as determined by the SEC, as a result of which disposal of securities held in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets; or

     - the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.


IMPACT OF DIVORCE. In the event that you and your spouse become divorced after you purchase a Contract, we will consider any request to reduce or divide benefits under a Contract as a request for a withdrawal of Contract Value. The transaction may be subject to any applicable tax, withdrawal charges and, for Contracts issued with an optional minimum guaranteed withdrawal benefit Rider, Reset provisions (see "VI. Optional Benefits"). If you determine to divide a Contract with an optional benefit Rider, we will permit you to continue the existing Rider under one, but not both, resulting Contracts. We will also permit the owner of the new Contract to purchase any optional benefit rider then available.



TAX CONSIDERATIONS. Withdrawals from the Contract may be subject to income tax and a 10% penalty tax (see "VII. Federal Tax Matters" below). Withdrawals are permitted from Contracts or certificates issued in connection with Section 403(b) Qualified Plans only under limited circumstances (see Appendix A:
"Qualified Plan Types" below).


You may make Systematic "Income Plan" withdrawals.

Special Withdrawal Services - The Income Plan


We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified Investment Options on a periodic basis. The total of IP withdrawals in a Contract Year is limited to not more than 20% of the Purchase Payments made. If additional withdrawals, outside the IP Program, are taken from a Contract in the same Contract Year in which an IP Program is in effect, IP withdrawals taken after the free withdrawal amount has been exceeded are subject to a withdrawal charge. The IP is not available to Contracts participating in the dollar cost averaging Program or for which Purchase Payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals will be free of market value charges. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% penalty tax (see "VII. Federal Tax Matters"). If you are interested in an IP, you may obtain a separate authorization form and full information concerning the Program and its restrictions from your securities dealer or our Annuities Service Center. There is no charge for participation in the IP Program.


If you die during the Accumulation Period, your Beneficiary will receive a death benefit that might exceed your Contract Value.

Death Benefit During Accumulation Period

IN GENERAL. The following discussion applies principally to Contracts that are not issued in connection with Qualified Plans, i.e., "Non-Qualified Contracts". Tax law requirements applicable to Qualified Plans, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your Contract is to be used in connection with a Qualified Plan, you should seek competent legal and tax advice regarding the suitability of the Contract for the situation involved and the requirements governing the distribution of benefits, including death benefits, from a Contract used in the plan.

AMOUNT OF DEATH BENEFIT. If any Contract Owner dies during the Accumulation Period, the death benefit will be the greater of the Contract Value or the minimum death benefit. The minimum death benefit is equal to the sum of all Purchase Payments made by or on behalf of you minus a reduction for any partial withdrawals made by or on behalf of you. The amount of the reduction is the greater of:

     -    the amount of the partial withdrawal; or

     - the amount obtained by multiplying the minimum death benefit prior to the withdrawal by the ratio of the partial withdrawal to the Contract Value prior to the withdrawal.

Partial withdrawals include amounts applied under an Annuity Option under the Contract. If you have any Debt under the Contract, the death benefit otherwise payable is reduced by such Debt.

The determination of the death benefit will be made on the date written notice and proof of death, as well as all required claims forms from all beneficiaries, are received at our Annuities Service Center. No person is entitled to the death benefit until this time. Proof of death occurs when we receive one of the following at our Annuities Service Center:

          -    a certified copy of a death certificate; or

          - a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

          -    any other proof satisfactory to us.

PAYMENT OF DEATH BENEFIT. We will pay the death benefit to the Beneficiary if any Contract Owner dies before the Maturity Date.

The death benefit may be taken in the form of a lump sum immediately. If not taken immediately, the Contract will continue subject to the following:

          -    The Beneficiary will become the Owner.

          - Any excess of the death benefit over the Contract Value will be allocated to the Investment Accounts in proportion to their relative values on the date of receipt at our Annuities Service Center of due proof of the Owner's death.

          -    No additional Purchase Payments may be made.

          - If the deceased Owner's spouse is the Beneficiary, the spouse continues the Contract as the new Owner. In such a case, the distribution rules applicable when a Contract Owner dies will apply when the spouse, as the Owner, dies. In addition, a death benefit will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse, the death benefit paid upon the first Owner's death will be treated as a Purchase Payment to the Contract and all Purchase Payments and all Purchase Payments and withdrawals made prior to the death of the first Owner will be ignored.

          - If the Beneficiary is not the deceased Owner's spouse, distribution of the Owner's entire interest in the Contract must be made within five years of the Owner's death, or alternatively, distribution may be made as an annuity, under one of the Annuity Options described below under "Annuity Options", which begins within one year of the Owner's death and is payable over the life of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. If the distribution is not made as an annuity, upon the death of the Beneficiary, the death benefit will equal the Contract Value and must be distributed immediately in a single sum.

          - Alternatively, if the Contract is not a Qualified Contract and if the Beneficiary is not the deceased Owner's spouse, distribution of the Owner's entire interest in the Contract may be made as a series of withdrawals over the Beneficiary's life expectancy. If this form of distribution is selected, the Beneficiary may not reduce or stop the withdrawals but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial Beneficiary dies while value remains in the Contract, a successor Beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial Beneficiary's life expectancy.

Death benefits will be paid within seven days of the date the amount of the death benefit is determined, as described above, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "Withdrawals" above).

A substitution or addition of any Owner may result in resetting the death benefit to an amount equal to the Contract Value as of the date of the change. For purposes of subsequent calculations of the death benefit prior to the Maturity Date, the Contract Value on the date of the change will be treated as a payment made on that date. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in Ownership or if Ownership is transferred to the Owner's spouse.

In designating Beneficiaries you may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this Prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if you choose not to restrict death benefits under the Contract. If you impose restrictions, those restrictions will govern the payment of the death benefit.

PAY-OUT PERIOD PROVISIONS

You have a choice of several different ways of receiving annuity benefit payments from us.

General


Generally, we will begin paying annuity benefits to the Annuitant under the Contract on the Contract's Maturity Date (the first day of the Pay-out Period). The Maturity Date is the date specified on your Contract's specifications page, unless you change that date. If no date is specified, the Maturity Date is the first day of the month following the later of the 85th birthday of the oldest Annuitant or the tenth Contract Anniversary. You may specify a different Maturity Date at any time by written request at least one month before both the previously specified and the new Maturity Date. The new Maturity Date may not be later than the previously specified Maturity Date unless we consent. Maturity Dates which occur when the Annuitant is at an advanced age, e.g., past age 90, may have adverse income tax consequences (see "VII. Federal Tax Matters"). Distributions from Qualified Contracts may be required before the Maturity Date.


You may select the frequency of annuity benefit payments. However, if the Contract Value at the Maturity Date is such that a monthly payment would be less than $20, we may pay the Contract Value, minus any Unpaid Loans, in one lump sum to the Annuitant on the Maturity Date.

Annuity Options

Annuity benefit payments are available under the Contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the Contract, and at any time during the Accumulation Period, you may select one or more of the Annuity Options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an Annuity Option is not selected, we will provide as a default, a Fixed Annuity option in the form of a life annuity with payments guaranteed for 10 years as described below. Annuity benefit payments will be determined based on the Investment Account Value of each Investment Option at the Maturity Date. Treasury Department regulations may preclude the availability of certain Annuity Options in connection with certain Qualified Contracts including Contracts used in connection with IRAs. Thus, for example, in the case of Contracts or certificates issued as IRAs, the co-Annuitant referred to in options 2(a) and 2(b) must be your spouse, the life expectancy of the Annuitant in option 1(b) and of the joint Annuitants in option 2(b) must be at least ten years, and options 3, 4, and 5 are available only with our consent.

The following Annuity Options are guaranteed in the Contract. Please read the description of each Annuity Option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an Annuitant may receive only one payment if the Annuitant dies prior to the date the second payment is due. Annuities with payments guaranteed for a certain number of years may also be elected but the amount of each payment will be lower than that available under the non-refund life Annuity Option.

     OPTION 1(A): Non-Refund Life Annuity - An annuity with payments during the lifetime of the Annuitant. No payments are due after the death of the Annuitant. Because there is no guarantee that any minimum number of payments will be made, an Annuitant may receive only one payment if the Annuitant dies prior to the date the second payment is due.

     OPTION 1(B): Life Annuity with Payments Guaranteed for 10 Years - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the Annuitant. Because payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if the Annuitant dies prior to the end of the tenth year.

     OPTION 2(A): Joint & Survivor Non-Refund Life Annuity - An annuity with payments during the lifetimes of the Annuitant and a designated co-Annuitant. No payments are due after the death of the last survivor of the Annuitant and co-Annuitant. Because there is no guarantee that any minimum number of payments will be made, an Annuitant or co-Annuitant may receive only one payment if the Annuitant and co-Annuitant die prior to the date the second payment is due.

     OPTION 2(B): Joint & Survivor Life Annuity with Payments Guaranteed for 10 Years - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the Annuitant and a designated co-Annuitant. Because payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if both the Annuitant and the co-Annuitant die prior to the end of the tenth year.

In addition to the foregoing Annuity Options (which we are contractually obligated to offer at all times), we currently offer the following Annuity Options. We may cease offering the following Annuity Options at any time and may offer other Annuity Options in the future.

     OPTION 3: Life Annuity with Payments Guaranteed for 5, 15 or 20 Years - An Annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the Annuitant. Because payments are guaranteed for the specific number of years, annuity benefit payments will be made to the end of the last year of the 5, 15 or 20 year period.

     OPTION 4: Joint & Two-Thirds Survivor Non-Refund Life Annuity - An annuity with full payments during the joint lifetime of the Annuitant and a designated co-Annuitant and two-thirds payments during the lifetime of the survivor. Because there is no guarantee that any minimum number of payments will be made, an Annuitant or co-Annuitant may receive only one payment if the Annuitant and co-Annuitant die prior to the date the second payment is due.

     OPTION 5: Period Certain Only Annuity for 10, 15 or 20 Years - An annuity with payments for a 10, 15 or 20 year period and no payments thereafter.

FULL SURRENDERS DURING THE PAY-OUT PERIOD. You may surrender your Contract, after the Pay-out Period has begun, only if you have selected variable pay-out under Option 5: Period Certain Only Annuity for 10, 15, or 20 years. Under this option, we will pay you the present value of any remaining guaranteed annuity benefit payments ("Commuted Value") of your Contract. The Commuted Value is determined on the day we receive your written request for Surrender.

If you elect to take the entire Commuted Value of the remaining annuity benefit payments due in the Period Certain, no future annuity benefit payments will be made.

PARTIAL SURRENDERS DURING THE PAY-OUT PERIOD. Partial Surrenders are permitted after the Pay-out Period has begun, only if you have selected variable pay-out under Option 5: Period Certain Only Annuity for 10, 15, or 20 years. You make take partial surrenders of amounts equal to the Commuted Value of the payments that we would have made during the Period Certain. The Commuted Value is determined on the day we receive your written request for Surrender.


If you elect to take only the Commuted Value of some of the remaining annuity benefit payments due in the Period Certain, we will reduce the Remaining annuity benefit payments during the remaining period certain.


Determination of Amount of the First Variable Annuity Benefit Payment

The first Variable Annuity benefit payment is determined by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase a Variable Annuity to the annuity tables contained in the Contract. The amount of the Contract Value will be determined as of a date not more than ten Business Days prior to the Maturity Date. Contract Value used to determine annuity benefit payments will be reduced by any applicable premium taxes.

The rates contained in the annuity tables vary with the Annuitant's sex and age and the Annuity Option selected. However, for Contracts issued in connection with certain employer-sponsored retirement plans sex-distinct tables may not be used. Under such tables, the longer the life expectancy of the Annuitant under any life Annuity Option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly Variable Annuity benefit payment will be.

Annuity Units and the Determination of Subsequent Variable Annuity Benefit Payments

Variable Annuity benefit payments subsequent to the first will be based on the investment performance of the Variable Investment Options selected during the Pay-out Period. The amount of subsequent payments is determined by dividing the amount of the first annuity benefit payment from each Variable Investment Option by the Annuity Unit value of that Variable Investment Option (as of the same date the Contract Value to effect the annuity was determined) to establish the number of Annuity Units which will thereafter be used to determine payments. This number of Annuity Units for each Variable Investment Option is then multiplied by the appropriate Annuity Unit value as of a uniformly applied date not more than ten Business Days before the annuity benefit payment is due, and the resulting amounts for each Variable Investment Option are then totaled to arrive at the amount of the payment to be made. The number of Annuity Units generally remains constant during the annuity benefit payment period.

The value of an Annuity Unit for each Sub-Account for any valuation period is determined by multiplying the Annuity Unit value for the immediately preceding valuation period by the net investment factor for that Sub-Account (see "Net Investment Factor" above) for the valuation period for which the Annuity Unit value is being calculated and by a factor to neutralize the assumed interest rate. Generally, if the net investment factor is greater than the assumed interest rate, the payment amount will increase. If the net investment factor is less than the assumed interest rate, the payment amount will decrease.

We build a 3% assumed interest rate into the annuity tables in the Contract used to determine the first Variable Annuity payment.

Some transfers are permitted during the Pay-out Period, but subject to different limitations than during the Accumulation Period.

Transfers During Pay-out Period

Once Variable Annuity benefit payments have begun, you may transfer all or part of the investment upon which those payments are based from one Variable Investment Option to another. You must submit your transfer request to our Annuities Service Center at least 30 DAYS BEFORE the due date of the first annuity benefit payment to which your transfer will apply. Transfers after the Maturity Date will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Variable Investment Option to which the transfer is made, so that the next annuity benefit payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity benefit payments will reflect changes in the value of the Annuity Units for the new Variable Investment Option selected. We reserve the right to limit, upon notice, the maximum number of transfers a Contract Owner may make per Contract Year to four. Once annuity benefit payments have commenced, no transfers may be made from a Fixed Annuity Option to a Variable Annuity Option or from a Variable Annuity Option to a Fixed Annuity Option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of a Fund. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

Death Benefit During Pay-out Period

If an Annuity Option providing for payments for a guaranteed period has been selected, and the Annuitant dies during the Pay-out Period, we will make the remaining guaranteed payments to the Beneficiary. Any remaining payments will be made at least as rapidly as under the method of distribution being used as of the date of the Annuitant's death. If no Beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the Annuitant and the Beneficiary.

OTHER CONTRACT PROVISIONS

You have a right to cancel your Contract.

Right to Review

The Owner may cancel the Contract or certificate by returning it to our Annuities Service Center or agent at any time within ten days after receiving it or such other period as required by law. Within seven days of receiving a returned Contract or certificate, we will pay the Owner, the Contract Value less any Debt, computed at the end of the valuation period during which we receive the returned Contract.

No charge is imposed upon return of the Contract within the ten-day right to review period. The ten-day right to review may vary in certain states in order to comply with the requirements of state insurance laws and regulations. When the Contract is issued as an individual retirement annuity under the Code Sections 408 and 408A, during the first seven days of the ten-day period, we will return all Purchase Payments if this is greater than the amount otherwise payable.

(Applicable to Residents of California Only) Residents in California age 60 and greater may cancel the Contract by returning it to our Annuities Service Center or agent at any time within 30 days after receiving it. We will allocate your Purchase Payments to the Money Market Investment Option during this period. We will, however, permit you to elect to allocate your Purchase Payments during this 30 day period to a Fixed Investment Option (if available), or to one or more of the Variable Investment Options. If you cancel the Contract during this 30 day period and your Purchase Payments were allocated to a Fixed Investment Option or the Money-Market Investment Option, we will pay you the original amount of your Purchase Payments. If your Purchase Payments were allocated to a Variable Investment Option (other than the Money Market Fund), we will pay you the Contract Value, (minus any Unpaid Loans), computed at the end of the Business Day on which we receive your returned Contract.

You are entitled to exercise all rights under the Contract. In the case of a group contract, you are entitled to exercise all rights under your certificate not reserved to the group holder.

Ownership

In the case of a group annuity contract, the Contract is owned by the group holder; however, all Contract rights and privileges not expressly reserved to the group holder may be exercised by each Owner as to his or her interest as specified in his or her certificate. Prior to the Maturity Date, the Owner is the person designated in the Contract or certificate specifications page or as subsequently named. On and after the Maturity Date, the Annuitant is the Owner. If amounts become payable to any Beneficiary under the Contract, the Beneficiary is the Owner.


In the case of Non-Qualified Contracts, the Owner's interest in a Contract may be changed, or a certificate or individual Contract may be collaterally assigned, at any time prior to the Maturity Date, subject to the rights of any irrevocable Beneficiary. Ownership of a group contract may be assigned at any time by the group holder. Changing the Ownership of a Contract may be treated as a (potentially taxable) distribution from the Contract for federal tax purposes. A collateral assignment will be treated as a distribution from the Contract and will be tax reported as such (see "VII. Federal Tax Matters"). An addition or substitution of any Owner may result in resetting the death benefit to an amount equal to the Contract Value as of the date of the change and treating such value as a Purchase Payment made on that date for purposes of computing the amount of the death benefit.


Any change of Ownership or assignment must be made in writing. We must approve any change. Any assignment and any change, if approved, will be effective as of the date we receive the request at our Annuities Service Center. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable Beneficiary.

In the case of Qualified Contracts, Ownership of the Contract or an Owner's interest in the Contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under
Section 401 of the Code or as otherwise permitted by applicable Treasury Department regulations. Subject to the foregoing, an Owner's interest in a Qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.

The Annuitant is either you or someone you designate.

Annuitant

The Annuitant is any natural person or persons whose life is used to determine the duration of annuity benefit payments involving life contingencies. The Annuitant is entitled to receive all annuity benefit payments under the Contract. If the Owner names more than one person as an "Annuitant," the second person named shall be referred to as "co-Annuitant." The Annuitant is as designated on the Contract specifications page or in the application, unless changed. Any change of Annuitant must be made in writing in a form acceptable to us. We must approve any change.

On the death of the Annuitant prior to the Maturity Date, the co-Annuitant, if living, becomes the Annuitant. If there is no living co-Annuitant, the Owner becomes the Annuitant. In the case of certain Qualified Contracts, there are limitations on the ability to designate and change the Annuitant and the co-Annuitant.

If any Annuitant is changed and any Contract Owner is not a natural person, the entire interest in the Contract must be distributed to the Contract Owner within five years. The amount distributed will be reduced by charges which would otherwise apply upon withdrawal.

The Beneficiary is the person you designate to receive the death benefit if you die.

Beneficiary

The Beneficiary is the person, persons or entity designated in the Contract or certificate specifications page (or as subsequently changed). However, if there is a surviving Contract Owner, that person will be treated as the Beneficiary. The Beneficiary may be changed subject to the rights of any irrevocable Beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no Beneficiary is living, the Contingent Beneficiary will be the Beneficiary. The interest of any Beneficiary is subject to that of any assignee. If no Beneficiary or Contingent Beneficiary is living, the Beneficiary is the estate of the deceased Contract Owner. In the case of certain Qualified Contracts or certificates, Treasury Department regulations may limit designations of beneficiaries.

Our Approval

We reserve the right to accept or reject any Contract application at our sole discretion.

Modification

We may not modify your Contract or certificate without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency. However, in the case of group contracts, on 60 days' notice to the group holder, we may change the administration fees, mortality and expense risks charges, annuity purchase rates and the market value charge as to any certificates issued after the effective date of the modification.

Discontinuance of New Owners

In the case of group contracts, on thirty days' notice to the group holder, we may limit or discontinue acceptance of new applications and the issuance of new certificates.

Misstatement and Proof of Age, Sex or Survival

We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the Annuitant has been misstated, the benefits will be those that would have been provided for the Annuitant's correct age and sex. If we have made incorrect annuity benefit payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity benefit payments.

FIXED INVESTMENT OPTIONS

Interests in a Fixed Investment Option are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and our General Account is not registered as an investment company under the 1940 Act. Neither interests in a Fixed Investment Option nor our General Account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Nonetheless, Federal securities laws may require disclosures relating to interests in a Fixed Investment Option and the General Account to be accurate.

INTEREST RATES AND AVAILABILITY. Currently, we do not make available any Fixed Investment Options, other than a DCA Fixed Investment Option under the DCA Program (see "Special Transfer Services-Dollar Cost Averaging Program" for details). However, we may make available Fixed Investment Options under the Contract in the future. A Fixed Investment Option provides for the accumulation of interest on Purchase Payments at guaranteed rates for the duration of the guarantee period. We determine the guaranteed interest rates on amounts allocated or transferred to a Fixed Investment Option from time-to-time. In no event will the guaranteed rate of interest be less than guaranteed minimum interest rate stated in your Contract. Once an interest rate is guaranteed for a Fixed Investment Option, it is guaranteed for the duration of the guarantee period, and we may not change it.

If you purchased a Contract between May 1, 2000 and October 7, 2002, you may have elected a one-year Fixed Investment Option. You may no longer make new Purchase Payments to the one-year Fixed Investment Option, but you may transfer money from your Variable Investment Options to the one-year Fixed Investment Option. If you purchased a Contract on or after October 7, 2002, you may not make Purchase Payments or transfers to the one-year Fixed Investment Option.

For Fixed Investment Options available with our prior Contracts issued from May 1998 - May 2000, please see Appendix B. Certain states may impose restrictions on the availability of Fixed Investment Options under your Contract.

TRANSFERS. During the Accumulation Period, you normally may transfer amounts from a Fixed Investment Option to the Variable Investment Options only at the end of a guaranteed period. You may, however, transfer amounts from Fixed to Variable Investment Options prior to the end of the guarantee period pursuant to the DCA Program. Where there are multiple Investment Accounts within a Fixed Investment Option, amounts must be transferred from that Fixed Investment Option on a first-in-first-out basis.

You may also make transfers from Variable Investment Options to a Fixed Investment Option, if available, at any time prior to the Maturity Date, as permitted by applicable law. We establish a separate Investment Account each time you allocate or transfer amounts to a Fixed Investment Option, except that for amounts allocated or transferred the same day, we will establish as single Investment Account. You may not allocate amounts to a Fixed Investment Option that would extend the guarantee period beyond the Maturity Date.

Subject to certain regulatory limitations, we may determine to restrict payments and transfers to Fixed Investment Options at any time the declared interest rate in effect equals the minimum interest rate specified in your Contract.

RENEWALS. At the end of a guarantee period, you may establish a new Investment Account with the same guarantee period at the then current interest rate, if available, or transfer the amounts to a Variable Investment Option, all without the imposition of any charge. In the case of renewals in the last year of the Accumulation Period, the only Fixed Investment Option available is to have interest accrued for the remainder of the Accumulation Period at the then current interest rate for one-year guarantee period.

WITHDRAWALS. You may make total and partial withdrawals of amounts held in a Fixed Investment Option at any time during the Accumulation Period. Withdrawals from a Fixed Investment Option will be made in the same manner and be subject to the same limitations as set forth under "Withdrawals".

We reserve the right to defer payment of amounts withdrawn from a Fixed Investment Option for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or a higher rate if required by applicable law).

If you do not specify the Investment Options from which a partial withdrawal is to be taken, the partial withdrawal will be taken from the Variable Investment Options until exhausted and then from the Fixed Investment Options. Such withdrawals will be made from the Investment Options beginning with the shortest guarantee period. Within such a sequence, where there are multiple Investment Accounts within a Fixed Investment Option, withdrawals will be made on a first-in-first-out basis. For this purpose, the DCA Fixed Investment Option is considered to have a shorter guarantee period than the one-year Fixed Investment Option.


Withdrawals from the Contract may be subject to income tax and a 10% penalty tax. See "VII. Federal Tax Matters" below. Withdrawals are permitted from Contracts issued in connection with Section 403(b) qualified plans only under limited circumstances. See Appendix A "Qualified Plan Types".



LOANS. We offer a loan privilege only to owners of Contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a Contract, you may borrow from us, using your Contract as the only security for the loan, in the same manner and subject to the same limitations as described under "Loans." (See "VII. Federal Tax Matters").


CHARGES. No asset based charges are deducted from Fixed Investment Options.


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                           VI. Charges and Deductions


Charges and deductions under the Contracts are assessed against Purchase Payments, Contract Values or annuity benefit payments. Currently, there are no deductions made from Purchase Payments. In addition, there are deductions from and expenses paid out of the assets of the Funds that are described in the Fund prospectuses.

For information on certain charges and deductions under prior Contracts, see Appendix B.

ASSET-BASED CHARGES

We deduct asset-based charges totaling 0.45% on an annual basis for administration, and mortality and expense risks.

Daily Administration Fees

Fees may be deducted under a Contract to compensate us for our costs of providing all administrative services attributable to the Contracts and the operations of the Separate Account.

A daily charge in an amount equal to 0.15% of the value of each Variable Investment Option on an annual basis is deducted from each Sub-Account as an administration fee. This asset-based administration fee will not be deducted from the Fixed Investment Option Investment Option. The charge will be reflected in the Contract Value as a proportionate reduction in the value of each Variable Investment Option. Because this portion of the administrative fee is a percentage of assets rather than a flat amount, larger Contract Values will in effect pay a higher proportion of this portion of the administrative expense than smaller Contract Values.

Even though administrative expenses may increase, we guarantee that we will not increase the amount of the administration fees as to any outstanding individual Contracts or any certificates under group contracts issued prior to the effective date of the modification of those fees.

Mortality and Expense Risks Fee

The mortality risk we assume is the risk that Annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity rates incorporated into the Contract which cannot be changed in the case of individual Contracts or with respect to existing certificates in the case of group contracts. This assures each Annuitant that his or her longevity will not have an adverse effect on the amount of annuity benefit payments. We also assume mortality risks in connection with our guarantee that, if the Contract Owner dies during the Accumulation Period, we will pay a death benefit (see "Death Benefit During Accumulation Period"). The expense risk we assume is the risk that the administration charges may be insufficient to cover actual expenses.

To compensate us for assuming these risks, we deduct from each of the Sub-Accounts a daily charge in an amount equal to 0.30% of the value of the Variable Investment Options on an annual basis. The charge will be reflected in your Contract Value as a proportionate reduction in the value of each Variable Investment Option. The rate of the mortality and expense risks charge cannot be increased under an individual Contract. The rate can be increased under a group contract, but only as to certificates issued after the effective date of the increase and upon 60 days' prior written notice to the group holder.

REDUCTION OR ELIMINATION OF CHARGES AND DEDUCTIONS

The amount of the charges and deductions may be reduced or eliminated for certain Contracts. These Contracts would involve sales that are made to individuals or to a group of individuals in a manner that results in savings of sales or maintenance expenses or that we expect may result in reduction of other risks that are normally associated with the Contracts. We will determine entitlement to such a reduction in the charges or deductions in the following manner:

          - The size and type of group to which sales are to be made will be considered. Generally, sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

          - The total amount of Purchase Payments to be received will be considered. Per-dollar sales expenses are likely to be less on larger Purchase Payments than on smaller ones.

          - The nature of the group or class for which the Contracts are being purchased will be considered including the expected persistency, mortality or morbidity risks associated with the group or class of Contracts.

          - Any prior or existing relationship with us will be considered. Per-Contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

          - The level of commissions paid to selling broker-dealers will be considered. Certain broker-dealers may offer the Contract in connection with financial planning Programs offered on a fee-for-service basis. In view of the financial planning fees, such broker-dealers may elect to receive lower commissions for sales of the Contracts, thereby reducing our sales expenses.

There may be other circumstances of which we are not presently aware, which could result in reduced expenses.

If after consideration of the foregoing factors, we determine that there will be a reduction in expenses, we will provide a reduction in the charges or deductions. The withdrawal charge will be eliminated when a Contract is issued to officers, trustees, directors or employees (or a relative thereof) of us or of Manulife, the John Hancock Trust or any of their affiliates. In no event will reduction or elimination of the charges or deductions be permitted where that reduction or elimination will be unfairly discriminatory to any person. For further information, contact your registered representative.

PREMIUM TAXES

We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.

We make deductions for any applicable premium or similar taxes based on the amount of a Purchase Payment. Currently, certain local jurisdictions assess a tax of up to 4% of each Purchase Payment.

In most cases, we deduct a charge in the amount of the tax from the total value of the Contract only at the time of annuitization, death, surrender, or withdrawal. We reserve the right, however, to deduct the charge from each Purchase Payment at the time it is made. We compute the amount of the charge by multiplying the applicable premium tax percentage times the amount you are withdrawing, surrendering, annuitizing or applying to a death benefit.

                                          PREMIUM TAX RATE
STATE OR                      QUALIFIED                      NON-QUALIFIED
TERRITORY                     CONTRACTS                        CONTRACTS
CA                              0.50%                             2.35%
GUAM                            4.00%                             4.00%
ME(A)                           0.00%                             2.00%
NV                              0.00%                             3.50%
PR                              3.00%                             3.00%
SD(A)                           0.00%                             1.25%(B)
WV                              1.00%                             1.00%
WY                              0.00%                             1.00%


(1) We pay premium tax upon receipt of Purchase Payment.



(2) 0.80% on Purchase Payments in excess of $500,000.

                            VII. Federal Tax Matters


INTRODUCTION

The following discussion of the Federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The Federal income tax treatment of an annuity contract is unclear in certain circumstances, and you should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address state or local tax consequences associated with the purchase of a Contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS


We are taxed as a life insurance company. Under current tax law rules, we include the investment income (exclusive of capital gains) of a Separate Account in our taxable income and take deductions for investment income credited to our "policyholder reserves." We are also required to capitalize and amortize certain costs instead of deducting those costs when they are incurred. We do not currently charge a Separate Account for any resulting income tax costs. We also claim certain tax credits or deductions relating to foreign taxes paid and dividends received by the Funds. These benefits can be material. We do not pass these benefits through to a Separate Account, principally because: (i) the deductions and credits are allowed to the Company and not the Contract owners under applicable tax law; and (ii) the deductions and credits do not represent investment return on a Separate Account assets that is passed through to Contract owners.



The Contracts permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the Contracts or a Separate Account. Currently, we do not anticipate making a charge for such taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future.



NON-QUALIFIED CONTRACTS
(Contracts Not Purchased to Fund an Individual Retirement Account or Other Qualified Plan)


Undistributed Gains

Except where the Owner is not an individual, we expect our Contracts to be considered annuity contracts under Section 72 of the Code. This means that, ordinarily, you pay no federal income tax on any gains in your Contract until we actually distribute assets to you.

However, a Contract held by an Owner other than a natural person (for example, a corporation, partnership, limited liability company or other such entity) does not generally qualify as an annuity contract for tax purposes. Any increase in value therefore would constitute ordinary taxable income to such an Owner in the year earned. Notwithstanding this general rule, a Contract will ordinarily be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the Contract as an agent for a natural person.

Taxation of Annuity Payments

When we make payments under a Contract in the form of an annuity, normally a portion of each annuity payment is taxable as ordinary income. The taxable portion of an annuity payment is equal to the excess of the payment over the exclusion amount.

In the case of variable annuity payments, the exclusion amount is the investment in the Contract when payments begin to be made divided by the number of payments expected to be made (taking into account the Annuitant's life expectancy and the form of annuity benefit selected). In the case of Fixed Annuity payments, the exclusion amount is based on the investment in the Contract and the total expected value of Fixed Annuity payments for the term of the Contract (determined under IRS regulations). In general, your investment in the Contract equals the aggregate amount of premium payments you have made over the life of the Contract, reduced by any amounts previously distributed from the Contract that were not subject to tax. A simplified method of determining the taxable portion of annuity benefit payments applies to Contracts issued in connection with certain Qualified Plans other than IRAs.

Once you have recovered your total investment in the Contract tax-free, further annuity payments will be fully taxable. If annuity payments cease because the Annuitant dies before all of the investment in the Contract is recovered, the unrecovered amount generally will be allowed as a deduction on the Annuitant's last tax return or, if there is a beneficiary entitled to receive further payments, will be distributed to the beneficiary as described more fully below under "Taxation of Death Benefit Proceeds."

As mentioned above, amounts received in a partial withdrawal are taxable to the extent that the Contract Value exceeds the investment in the Contract. There is some uncertainty regarding the effect a Fixed Investment Option's market value adjustment might have on the amount treated as "Contract Value" for this purpose. As a result, the taxable portion of amounts received in a partial withdrawal could be greater or less depending on how the market value adjustment is treated.


Surrenders, Withdrawals and Death Benefits


When we make a single sum payment consisting of the entire value of your Contract, you have ordinary taxable income to the extent the payment exceeds your investment in the Contract (discussed above). Such a single sum payment can occur, for example, if you surrender your Contract before the Maturity Date or if no extended payment option is selected for a death benefit payment.


When you take a partial withdrawal from a Contract before the Maturity Date, including a payment under a systematic withdrawal plan or guaranteed withdrawal benefit, all or part of the payment may constitute taxable ordinary income to you. If, on the date of withdrawal, the total value of your Contract exceeds the investment in the Contract, the excess will be considered gain and the withdrawal will be taxable as ordinary income up to the amount of such gain. Taxable withdrawals may also be subject to a penalty tax for premature withdrawals as explained below. When only the investment in the Contract remains, any subsequent withdrawal made before the Maturity Date will be a tax-free return of investment. If you assign or pledge any part of your Contract's value, the value so pledged or assigned is taxed the same way as if it were a partial withdrawal.

For purposes of determining the amount of taxable income resulting from a single sum payment or a partial withdrawal, all annuity contracts issued by us or our affiliates to the Owner within the same calendar year will be treated as if they were a single contract.

As mentioned above, amounts received in a partial withdrawal are taxable to the extent that the Contract Value exceeds the investment in the Contract. There is some uncertainty regarding the effect a Fixed Investment Option's market value adjustment might have on the amount treated as "Contract Value" for this purpose. As a result, the taxable portion of amounts received in a partial withdrawal could be greater or less depending on how the market value adjustment is treated.


There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to each other. A tax adviser should be consulted in those situations.


Taxation of Death Benefit Proceeds

All or part of any death benefit proceeds may constitute a taxable payout of earnings. A death benefit payment generally results in taxable ordinary income to the extent such payment exceeds your investment in the Contract.

Amounts may be distributed from a Contract because of the death of an Owner or the Annuitant. During the Accumulation Period, death benefit proceeds are includible in income as follows:

          - if distributed in a single sum payment under our current administrative procedures, they are taxed in the same manner as a full withdrawal, as described above; or

          - if distributed under an Annuity Option, they are taxed in the same manner as annuity payments, as described above; or

          - if distributed as a series of withdrawals over the Beneficiary's life expectancy, they are taxable to the extent the Contract Value exceeds the investment in the Contract.

After a Contract matures and annuity payments begin, if the Contract guarantees payments for a stated period and the Owner dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in the Beneficiary's income as follows:

          - if received in a single sum under our current administrative procedures, they are includible in income to the extent that they exceed the unrecovered investment in the Contract at that time; or

          - if distributed in accordance with the existing Annuity Option selected, they are fully excludable from income until the remaining investment in the Contract has been recovered, and all annuity benefit payments thereafter are fully includible in income.

Penalty Tax on Premature Distributions

There is a 10% IRS penalty tax on the taxable portion of any payment from a Non-Qualified Contract. Exceptions to this penalty tax include distributions:

          - received on or after the date on which the Contract Owner reaches age 59 1/2;

          - attributable to the Contract Owner becoming disabled (as defined in the tax law);

          - made to a Beneficiary on or after the death of the Contract Owner or, if the Contract Owner is not an individual, on or after the death of the primary Annuitant;

          - made as a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and designated individual Beneficiary;

          -    made under a single-premium immediate annuity contract; or

          - made with respect to certain annuities issued in connection with structured settlement agreements.


Note that when a series of substantially equal periodic payments is used to avoid the penalty, if the Contract Owner then modifies the payment pattern (other than by reason of death or disability) before the LATER of the Contract Owner's attaining age 59 1/2 and the passage of five years after the date of the first payment, such modification will cause retroactive imposition of the penalty plus interest on it.


Puerto Rico Non-Qualified Contracts


Distributions from Puerto Rico annuity contracts issued by us are subject to federal income taxation, withholding and reporting requirements as well as Puerto Rico tax laws. Both jurisdictions impose a tax on distributions. Under federal requirements, distributions are deemed to be income first. Under the Puerto Rico tax laws, however, distributions from a Contract not purchased to fund a Qualified Plan ("Non-Qualified Contract") are generally treated as a non-taxable return of principal until the principal is fully recovered. Thereafter, all distributions under a Non-Qualified Contact are fully taxable. Puerto Rico does not currently impose an early withdrawal penalty tax. The Internal Revenue Code, however, does impose such a penalty and bases it on the amount that is taxable under federal rules.


Distributions under a Non-Qualified Contract after annuitization are treated as part taxable income and part non-taxable return of principal. The amount excluded from gross income after annuitization under Puerto Rico tax law is equal to the amount of the distribution in excess of 3% of the total Purchase Payments paid, until an amount equal to the total Purchase Payments paid has been excluded. Thereafter, the entire distribution from a Non-Qualified Contract is included in gross income. For federal income tax purposes, however, the portion of each annuity payment that is subject to tax is computed on the basis of investment in the Contract and the Annuitant's life expectancy. Generally Puerto Rico does not require income tax to be withheld from distributions of income. Although Puerto Rico allows a credit against its income tax for taxes paid to the federal government, you may not be able to use the credit fully. If you are a resident of Puerto Rico, you should consult a tax adviser before purchasing an annuity contract.

Diversification Requirements

Your Contract will not qualify for the tax benefits of an annuity contract unless the Separate Account follows certain rules requiring diversification of investments underlying the Contract. In addition, the rules require that the Contract Owner not have "investment control" over the underlying assets.


In certain circumstances, the owner of a variable annuity contract may be considered the owner, for federal income tax purposes, of the assets of the separate account used to support the contract. In those circumstances, income and gains from the separate account assets would be includible in the contract owner's gross income. The Internal Revenue Service ("IRS") has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. A Treasury Decision issued in 1986 stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable life insurance or annuity contract despite the owner's ability to allocate funds among as many as twenty sub-accounts.



The ownership rights under your Contract are similar to, but different in certain respects from, those described in IRS rulings in which it was determined that contract owners were not owners of separate account assets. Since you have greater flexibility in allocating premiums and Contract Values than was the case in those rulings, it is possible that you would be treated as the owner of your Contract's proportionate share of the assets of the Separate Account.



We do not know what future Treasury Department regulations or other guidance may require. We cannot guarantee that an underlying Fund will be able to operate as currently described in its prospectus, or that a Fund will not have to change any of its investment objectives or policies. We have reserved the right to modify your Contract if we believe doing so will prevent you from being considered the owner of your Contract's proportionate share of the assets of the Separate Account, but we are under no obligation to do so.

QUALIFIED CONTRACTS
(Contracts Purchased for a Qualified Plan)

The Contracts are also available for use in connection with certain types of retirement plans, including IRAs, which receive favorable treatment under the Code ("Qualified Plans"). Numerous special tax rules apply to the participants in Qualified Plans and to the Contracts used in connection with these plans. We provide a brief description of types of Qualified Plans in Appendix A of this Prospectus, but make no attempt to provide more than general information about use of the Contracts with the various types of Qualified Plans in this Prospectus. We may limit the availability of the Contracts to certain types of Qualified Plans and may discontinue making Contracts available to any Qualified Plan in the future. If you intend to use a Contract in connection with a Qualified Plan you should consult a tax adviser.

We have no responsibility for determining whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular employee is eligible for inclusion under a plan. In general, the Code imposes limitations on the amount of annual compensation that can be contributed into a Qualified Plan, and contains rules to limit the amount you can contribute to all of your Qualified Plans. Trustees and administrators of Qualified Plans may, however, generally invest and reinvest existing plan assets without regard to such Code imposed limitations on contributions. Certain distributions from Qualified Plans may be transferred directly to another plan, unless funds are added from other sources, without regard to such limitations.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity benefit payments under certain Qualified Contracts, there may be no "investment in the Contract" and the total amount received may be taxable. Also, loans from Qualified Contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax adviser and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution are limited under Qualified Plans.

Under the tax rules, the Owner and the Annuitant may not be different individuals if a Contract is used in connection with a Qualified Plan. If a co-Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a co-Annuitant is named who is not the Annuitant's spouse, the Annuity Options which are available may be limited, depending on the difference in ages between the Annuitant and co-Annuitant. Additionally, for Contracts issued in connection with Qualified Plans subject to the Employee Retirement Income Security Act, the spouse or ex-spouse of the Owner will have rights in the Contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change Annuity Options or make a withdrawal from the Contract.


Special minimum distribution requirements govern the time at which distributions to the Owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. They also affect the restrictions that the Owner may impose on the timing and manner of payment of death benefits to beneficiaries or the period of time over which a Beneficiary may extend payment of the death benefits under the Contract. In addition, the presence of the death benefit or a benefit provided under an optional rider may affect the amount of the required minimum distributions that must be made under the Contract. Failure to comply with minimum distribution requirements will result in the imposition of an excise tax, generally 50% of the amount by which the amount required to be distributed exceeds the actual distribution. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) to the Owner must generally commence by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. In the case of certain other Qualified Plans, such distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain Qualified Plans, including IRAs and Roth IRAs, after the Owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated Beneficiary is an individual, and, if so, the Owner's spouse, or an individual other than the Owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your Beneficiary wishes to extend over a period of time the payment of the death benefits under your Contract, please consult your tax adviser.

Penalty Tax on Premature Distributions

There is also a 10% IRS penalty tax on the taxable amount of any payment from certain Qualified Contracts (but not Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a SIMPLE retirement account during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of Qualified Plan. In the case of an Individual Retirement Annuity or an IRA, including a SIMPLE IRA, the penalty tax does not apply to a payment:

          - received on or after the date on which the Contract Owner reaches age 59 1/2;

          - received on or after the Owner's death or because of the Owner's disability (as defined in the tax law); or

          - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and "designated beneficiary" (as defined in the tax law).


Note that when a series of substantially equal periodic payments is used to avoid the penalty, if the Contract Owner then modifies the payment pattern (other than by reason of death or disability) before the LATER of the Contract Owner's attaining age 59-1/2 and the passage of five years after the date of the first payment, such modification will cause retroactive imposition of the penalty plus interest on it.




These exceptions generally apply to taxable distributions from other Qualified Plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the Owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs which are used for first time home purchases or for higher education expenses, or for distributions made to certain eligible individuals called to active duty after September 11, 2001 and before December 31, 2007. Special conditions must be met to qualify for these three exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax adviser.



When we issue a Contract in connection with a Qualified Plan, we will amend the Contract as necessary to conform to the requirements of the plan. However, your rights to any benefits under the plan may be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contracts. We will not be bound by terms and conditions of Qualified Plans to the extent those terms and conditions contradict a Contract, unless we consent.


Tax-Free Rollovers


If permitted under your plan, you may make a tax-free rollover:




          -    from a traditional IRA to another traditional IRA;



          - from a traditional IRA to a retirement plan qualified under Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code;



          - from any Qualified Plan (other than a Section 457 deferred compensation plan maintained by a tax-exempt organization) to a traditional IRA;



          - between a retirement plan qualified under Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code and any such plans;



          - from a Section 457 deferred compensation plan maintained by a tax-exempt organization to another Section 457 deferred compensation plan maintained by a tax-exempt organization (by means of a direct trustee-to-trustee transfer only); and



          - from a traditional IRA to a Roth IRA, subject to special withholding restrictions discussed below.



In addition, if your spouse survives you, he or she is permitted to rollover your tax-qualified retirement account to another tax-qualified retirement account in which your surviving spouse participates, to the extent permitted by your surviving spouse's plan. Beginning in 2007, a beneficiary who is not your surviving spouse may directly roll over the amount distributed to the beneficiary under a Contract that is held as part of a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code to a traditional IRA. The IRA is treated as an inherited IRA of the non-spouse beneficiary.



Also effective in 2008, distributions that you receive from a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code may be rolled over directly to a Roth IRA if (i) your adjusted gross income is not in excess of $100,000, and (ii) you are not a married taxpayer filing a separate return.


WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS. If a Contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, or a governmental deferred compensation plan described in Section 457(b) of the Code, any eligible rollover distribution from the Contract will be subject to mandatory withholding. An eligible rollover distribution generally is any taxable distribution from such plans except (i) minimum distributions required under Section 401(a)(9) of the Code,

(ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) if applicable, certain hardship withdrawals.


Federal income tax of 20% will be withheld from an eligible rollover distribution. The withholding is mandatory, and you cannot elect to have it not apply. This 20% withholding will not apply, however, if instead of receiving the eligible rollover distribution, you choose to have it directly transferred to an applicable plan or a traditional IRA. Before you receive an eligible rollover distribution, we will provide a notice explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.


Loans


A loan privilege is available only to Owners of Contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of the Employee Retirement Income Security Act of 1974 (ERISA). The rules governing the availability of loans, including the maximum Loan Amount, are prescribed in the Code, Treasury regulations, IRS rulings, and our procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) Contracts are complicated, you should consult your tax adviser before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.


Federal tax law generally requires loans to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of a plan participant), with repayments made at least quarterly and in level payments over the term of the loan. Interest will be charged on your Loan Amount. Failure to make a loan repayment when due will result in adverse tax income tax consequences to you.

The amount of any Unpaid Loans will be deducted from the death benefit otherwise payable under the Contract. In addition, loans, whether or not repaid, will have a permanent effect on the Contract Value because the investment results of the Investment Accounts will apply only to the unborrowed portion of the Contract Value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable.

Puerto Rico Contracts Issued to Fund Retirement Plans

The tax laws of Puerto Rico vary significantly from the provisions of the Internal Revenue Code of the United States that are applicable to various Qualified Plans. Although we may offer variable annuity contracts in Puerto Rico in connection with Puerto Rican "tax qualified" retirement plans, the text of this Prospectus addresses federal tax law only and is inapplicable to the tax laws of Puerto Rico.

SEE YOUR OWN TAX ADVISER

The foregoing description of Federal income tax topics and issues is only a brief summary and is not intended as tax advice. It does not include a discussion of federal estate and gift tax or state tax consequences. The rules under the Code governing Qualified Plans are extremely complex and often difficult to understand. Changes to the tax laws may be enforced retroactively. Anything less than full compliance with the applicable rules, all of which are subject to change from time to time, can have adverse tax consequences. The taxation of an Annuitant or other payee has become so complex and confusing that great care must be taken to avoid pitfalls. For further information you should always consult a qualified tax adviser.

                              VIII. General Matters


ASSET ALLOCATION SERVICES

We are aware that certain third parties are offering asset allocation services ("Asset Allocation Services") in connection with the Contract through which a third party may transfer amounts among Investment Options from time to time on your behalf. In certain cases we have agreed to honor transfer instructions from such Asset Allocation Services where we have received powers of attorney, in a form acceptable to us, from the Contract Owners participating in the service and where the Asset Allocation Service has agreed to the trading restrictions imposed by us. These trading restrictions include adherence to a Separate Account's policies that we have adopted to discourage disruptive frequent trading activity. (See "Transfers Among Investment Options.") WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a Variable Annuity contract issued under the ORP only upon:

          - termination of employment in the Texas public institutions of higher education;

          -    retirement;

          -    death; or

          -    the participant's attainment of age 70 1/2.

Accordingly, before any amounts may be distributed from the Contract, proof must be furnished to us that one of these four events has occurred. The foregoing restrictions on withdrawal do not apply in the event a participant in the ORP transfers the Contract Value to another Contract or another qualified custodian during the period of participation in the ORP. Loans are not available under Contracts subject to the ORP.

DISTRIBUTION OF CONTRACTS

Since the Contracts are designed primarily as funding vehicles for "asset based fee arrangements" offered by brokerage firms which may charge an additional fee for their services, no compensation is paid to selling brokers for sales of the Contract.

CONFIRMATION STATEMENTS

You will be sent confirmation statements for certain transactions in your Investment Account. You should carefully review these statements to verify their accuracy. Any mistakes should immediately be reported to our Company's Annuities Service Center. If you fail to notify our Annuities Service Center of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

REINSURANCE ARRANGEMENTS

From time to time we may utilize reinsurance as part of our risk management Program. Under any reinsurance agreement, we remain liable for the contractual obligations of the Contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no Contract Owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that may be reinsured include living benefits, guaranteed death benefits, Fixed Investment Option guarantees or other obligations.

                        Appendix A: Qualified Plan Types

TRADITIONAL IRAS

Individual Retirement Annuities


Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity or IRA (sometimes referred to as a traditional IRA to distinguish it from the Roth IRA discussed below). IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be rolled over on a tax-deferred basis into an IRA. The Contract may not, however, be used in connection with an Education IRA under Section 530 of the Code.



The Contract may be issued with a death benefit. The presence of such benefit may increase the amount of any required minimum distributions for IRAs and other Contracts subject to the required minimum distribution rules.


Distributions


In general, unless you have made non-deductible contributions to your IRA, all amounts paid out from a traditional IRA contract (in the form of an annuity, a single sum, death benefits or partial withdrawal), are taxable to the payee as ordinary income. As in the case of a Contract not purchased under a Qualified Plan, you may incur an additional 10% penalty tax if you make a surrender or withdrawal before you reach age 59 1/2 (unless certain exceptions apply as specified in Code section 72(t)). If you have made any non-deductible contributions to an IRA contract, all or part of any withdrawal or surrender proceeds, single sum death benefit or annuity payment, may be excluded from your taxable income when you receive the proceeds.


The tax law requires that annuity payments under a traditional IRA contract begin no later than April 1 of the year following the year in which the Owner attains age 70 1/2. The amount that must be distributed each year is computed on the basis of the Owner's age and the value of the Contract, taking into account both the account balance and, in 2006 and subsequent years, the actuarial present value of other benefits provided under the Contract.

ROTH IRAS

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a Roth IRA. Roth IRAs are generally subject to the same rules as non-Roth IRAs, but they differ in certain respects.

Among the differences are that contributions to a Roth IRA are not deductible and qualified distributions from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the Owner was made. Second, the distribution must be:

-    made after the Owner attains age 59 1/2;

-    made after the Owner's death;

-    attributable to the Owner being disabled; or

- a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code.


In addition, distributions from Roth IRAs need not commence when the Owner attains age 70 1/2. A Roth IRA may accept a "qualified rollover contribution" from a traditional IRA or another Roth IRA. A Roth IRA, however, may not accept rollover contributions from other Qualified Plans, except (and only to the extent) that such rollover consists of designated Roth contributions to the rollover.


If the Contract is issued with certain death benefits, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which include Roth IRAs) and other Contracts subject to the minimum distribution rules. Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA. If you intend to use the Contract in connection with a Roth IRA, you should seek independent tax advice.


Conversion or Direct Rollover to a Roth IRA



You can convert a traditional IRA to a Roth IRA or, beginning in 2008, directly roll over distributions that you receive from a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code to a Roth IRA unless:


-    you have adjusted gross income over $100,000; or

-    you are a married taxpayer filing a separate return.


The Roth IRA annual contribution limit does not apply to converted or rollover amounts.

You must, however, pay tax on any portion of the converted or rollover amount that would have been taxed if you had not converted or rolled over to a Roth IRA. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA. Please note that the amount deemed to be the "converted amount" for tax purposes may be higher than the Contract Value because of the deemed value of guarantees. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA.


SIMPLE IRA PLANS


In general, under Section 408(p) of the Code a small business employer may establish a SIMPLE IRA retirement plan if the employer employed 100 or fewer employees earning at least $5,000 during the preceding year. Under a SIMPLE IRA plan both employees and the employer make deductible contributions. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. If the Contract is issued with certain death benefits or benefits provided by an optional rider, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SIMPLE IRAs) and other Contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SIMPLE IRA retirement plan are generally the same as those discussed above for distributions from a traditional IRA. The rules on taxation of distributions are also similar to those that apply to a traditional IRA, except that (i) tax free rollovers may be made from a SIMPLE IRA plan only to another SIMPLE IRA plan during the first two years of participation in the plan; and (ii) the penalty tax on early distribution from a SIMPLE IRA plan that occurs during the first two years of participation is 25%, instead of 10%. Employers intending to use the Contract in connection with such plans should seek independent tax advice.


SIMPLIFIED EMPLOYEE PENSIONS (SEP-IRAS)

Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. If the Contract is issued with certain death benefits, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SEP-IRAs) and other Contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SEP-IRA, and rules on taxation of distributions from a SEP-IRA, are generally the same as those discussed above for distributions from a traditional IRA.

TAX-SHELTERED ANNUITIES


Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the Purchase Payments from gross income for tax purposes. These Contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the Contracts for such purposes should seek competent advice as to eligibility, limitations on Purchase Payments, and other tax consequences. In particular, purchasers should note that the Contract provides death benefit options that may exceed the greater of the Purchase Payments and Contract Value. It is possible that the presence of the death benefit could be characterized by the IRS as an "incidental death benefit" and result in currently taxable income to the Owner. There also are limits on the amount of incidental benefits that may be provided under a tax-sheltered annuity. If a Contract is issued with a death benefit, the presence of these benefits may increase the amount of any required minimum distributions that must be made.


Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

- contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;

-    earnings on those contributions; and

- earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of 1988.


These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions for elective contributions made after 1988; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a Section 403(b)(7) custodial account).





CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS


Sections 401(a) and 403(a) of the code permit corporate employers to establish various types of tax-deferred retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh", permits self-employed individuals to establish tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans. The Contract provides death benefit options that in certain circumstances may exceed the greater of the Purchase Payments and Contract Value. It is possible that the presence of the death benefit could be characterized by the IRS as an "incidental death benefit" and result in currently taxable income to the participant. There also are limits on the amount of incidental benefits that may be provided under pension and profit sharing plans. If the Contract is issued with certain death benefits or benefits provided under an optional rider, the presence of these benefits may increase the amount of any required minimum distributions that must be made. Employers intending to use the Contract in connection with such plans should seek independent advice.



Minimum distribution to the employee under an employer's pension and profit sharing plan qualified under Section 401(a) of the Code must begin no later than April 1 of the year following the calendar year in which the employee reaches age 70 1/2 or, if later, retires. In the case of an employee who is a 5 percent Owner as defined in Code section 416, the required beginning date is April 1 of the year following the calendar year in which employee reaches age 70 1/2.


DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for Federal income tax purposes.


A Section 457 plan must satisfy several conditions, including the requirement that it must not permit distributions prior to your separation from service (except in the case of an unforeseen emergency).





When we make payments under your Contract, the payment is taxed as ordinary income. Minimum distributions under a Section 457 plan must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires.

                           Appendix B: Prior Contracts

We have a class of variable annuity Contracts which is no longer being issued, but under which Purchase Payments may continue to be made ("prior Contacts"). Prior Contracts were sold from March, 1998 until May 1, 2000.

The prior Contracts were designed as funding vehicles for amounts that are "rolled over" from employee benefit plans. The Contracts serve primarily as Individual Retirement Annuities under Section 408 of the Code although they were also used to fund other plans qualifying for special income tax treatment under the Code or plans not entitled to such special income tax treatment under the Code.

The principal differences between the Contract offered by this Prospectus and the prior Contracts relate to:

     - the availability of additional Fixed Investment Options under prior Contracts;

     -    the minimum initial Purchase Payment; and

     -    certain charges made by us.


     -    Fixed Investment Options.


Availability. Under the prior Contracts there were five Fixed Investment
Options: one, three, five and seven year Fixed Investment Options and a DCA Fixed Investment Option.

Currently, we do not make available any Fixed Investment Options, other than a DCA Fixed Investment Option (see "Special Transfer Services-Dollar Cost Averaging Program" for details). New Purchase Payments under the prior Contracts may not be allocated to the 1 or 3 year Fixed Investment Options on or after October 7, 2002, but transfers from the Variable Investment Options will be permitted. In addition, new Purchase Payments under the prior Contracts may not be allocated to the 5 or 7 year Fixed Investment Options on or after December 20, 2002, but transfers from the Variable Investment Options will be permitted.

Renewals. Under the prior contracts, at the end of a guarantee period, you may establish a new investment account with the same guarantee period at the then current interest rate, select a different fixed account investment option or transfer the amounts to a variable account investment option, all without the imposition of any charge. You may not select a guarantee period that would extend beyond the maturity date. In the case of renewals within one year of the maturity date, the only fixed account investment option available is to have interest accrued up to the maturity date at the then current interest rate for one year guarantee periods.

If you do not specify the renewal option desired, we will select the same guarantee period as has just expired, so long as such period does not extend beyond the maturity date. In the event a renewal would extend beyond the maturity date, we will select the longest period that will not extend beyond such date, except in the case of a renewal within one year of the maturity date in which case we will credit interest up to the maturity date at the then current interest rate for one year guarantee periods.

Market Value Charge. Under the prior Contracts, any amount withdrawn, transferred or borrowed from a Fixed Investment Option prior to the end of the guarantee period may be subject to a market value charge. A market value charge is assessed only when current interest rates are higher than the guaranteed interest rate on the account. The purpose of the charge is to compensate us for our investment losses on amounts withdrawn, transferred or borrowed prior to the maturity date. The formula for calculating this charge is set forth below. A market value charge will be calculated separately for each investment account affected by a transaction to which a market value charge may apply. The market value charge for an investment account will be calculated by multiplying the amount withdrawn or transferred from the investment account by the adjustment factor described below. In the case of group contracts we reserve the right to modify the market value charge as to any certificates issued after the effective date of a change specified in written notice to the group holder.

The adjustment factor is determined by the following formula: 0.75x(B-A)xC/12 where:

     A-   The guaranteed interest rate on the investment account.

     B- The guaranteed interest rate available, on the date the request is processed, for amounts allocated to a new investment account with the same length of guarantee period as the investment account from which the amounts are being withdrawn.

     C- The number of complete months remaining to the end of the guarantee period.

For purposes of applying this calculation, the maximum difference between "B" and "A" will be 3%. The adjustment factor may never be less than zero.

The total market value charge will be the sum of the market value charges for each investment account being withdrawn. Where the guaranteed rate available on the date of the request is less than the rate guaranteed on the investment account from which the amounts are being withdrawn (B-A in the adjustment factor is negative), there is no market value charge. There is only a market value charge when interest rates have increased (B-A in the adjustment factor is positive).

We make no market value charge on withdrawals from the Fixed Investment Options in the following situations:

     -    death of the owner;

     -    amounts withdrawn to pay fees or charges;

     - amounts applied at the maturity date to purchase an annuity at the guaranteed rates provided in the Contract;

     - amounts withdrawn from investment accounts within one month prior to the end of the guarantee period;

     -    amounts withdrawn from a one-year Fixed Investment Option;

     - amounts withdrawn in any Contract year that do not exceed 10% of (i) total purchase payments less (ii) any prior partial withdrawals in that Contract year.

Notwithstanding application of the foregoing formula, in no event will the market value charge

     - be greater than the amount by which the earnings attributable to the amount withdrawn or transferred from an investment account exceed an annual rate of 3%;

     -    be greater than 10% of the amount transferred or withdrawn; or

     - reduce the amount payable on withdrawal or transfer below the amount required under the non forfeiture laws of the state with jurisdiction over the Contract.

The cumulative effect of the market value and withdrawal charges could result in a Contract owner receiving total withdrawal proceeds of less than the Contract owner's purchase payments.

Withdrawals. Under the prior Contracts, the market value charge described above may apply to withdrawals from any Fixed Investment Option, except for a one year Fixed Investment Option. In the event a market value charge applies to a withdrawal from a Fixed Investment Option, it will be calculated with respect to the full amount in the investment account and deducted from the amount payable in the case of a total withdrawal. In the case of a partial withdrawal, the market value charge will be calculated on the amount requested and deducted, if applicable, from the remaining investment account value.

If you request a partial withdrawal in excess of your amount in the variable account investment options and do not specify the fixed account investment options from which the withdrawal is to be made, such withdrawal will be made from your investment options beginning with the shortest guarantee period. Within such sequence, where there are multiple investment accounts within a fixed account investment option, withdrawals will be made on a first-in-first-out basis.

Loans. We offer a loan privilege only to owners of contracts or certificates issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a contract, you may borrow from us, using your contract as the only security for the loan, in the same manner and subject to the same limitations as set forth under "LOANS." The market value charge described above may apply to amounts transferred from the Fixed Investment Options to the loan account in connection with such loans and, if applicable, will be deducted from the amount so transferred.

Dollar Cost Averaging ("DCA"). If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any variable account investment option, the one year fixed account investment option, or the DCA fixed account investment option to other variable account investment option until the amount in the investment option from which the transfer is made is exhausted. Under the prior contracts, in states where available, a special DCA fixed account investment option may be established under the DCA Program to make automatic transfers. Only purchase payments (and not existing contract values) may be allocated to the DCA fixed account investment option. The DCA fixed account investment option is not available under the contract described in the prospectus.

INITIAL PURCHASE PAYMENT. The minimum initial purchase payment was $3,500 under the prior contracts.

CERTAIN CHARGES AND DEDUCTIONS. Certain charges and deductions under prior contracts differ from the charges and deductions under the contract described in the prospectus.

Annual Administration Fee. For prior contracts, the annual administration fee is $30, and we will waive this fee if, during the accumulation period, the contract value is equal to or greater than $99,000 at the time of assessment of the fee.

A daily charge in an amount equal to 0.15% of the value of each variable investment account on an annual basis is deducted from each sub-account as an administration fee under both the contract described in this prospectus and the prior contracts.

Mortality and Expense Risks Charge. Under the contract described in the prospectus, the mortality and expense risks charge which we assess is 0.30%. Under the prior contracts, this charge was 0.85% until May 1, 2000, at which time it was lowered to 0.30%.

We summarize the expenses for the prior Contracts in the table below:


ANNUAL ADMINISTRATION FEE                                                                   $  30(1)
SEPARATE ACCOUNT ANNUAL EXPENSES                   Mortality and expense risks fee           0.30%(2)
(as a percentage of average account value)
                                                   Administration fee                        0.15%
                                                   Total Separate Account Annual Expense     0.45%(3)



(1) The $30 annual administration fee will not be assessed prior to the maturity date if at the time of its assessment the sum of all investment accounts is greater than or equal to $99,000.



(2)  0.85% of average account value prior to May 1, 2000



(3)  1.00% of average account value prior to May 1, 2000

                  Appendix U: Table of Accumulation Unit Values

The following table provides information about Variable Investment Options available under the Contracts described in this Prospectus. We present this information in columns that compare the value of accumulation units for each Variable Investment Option during the periods shown.

We use Accumulation Units to measure the value of your investment in a particular Variable Investment Option. Each accumulation unit reflects the value of underlying shares of a particular Fund (including dividends and distributions made by that Fund), as well as the charges we deduct on a daily basis for Separate Account Annual Expenses (see the Fee Tables section of the Prospectus for additional information on these charges).

Strategy

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
               ACCUMULATION UNIT VALUES- STRATEGY VARIABLE ANNUITY

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED     ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98  12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
500 INDEX TRUST - SERIES I SHARES (units first credited 5-01-2000)

Contracts with no Optional Benefits
Value at Start of Year         -- $10.606250 $ 9.662834 $ 7.582718 $ 9.831721 $11.270447 $12.500000         --         --       --
Value at End of Year           --  11.011398  10.606250   9.662834   7.582718   9.831721  11.270447         --         --       --
No. of Units                   --        282         --      1,752      1,752      1,752         --         --         --       --

ACTIVE BOND TRUST - SERIES II SHARES (units first credited 4-29-2005)

Contracts with no Optional Benefits
Value at Start of Year  12.647791  12.500000         --         --         --         --         --         --         --       --
Value at End of Year    13.120935  12.647791         --         --         --         --         --         --         --       --
No. of Units                1,098      1,098         --         --         --         --         --         --         --       --

ACTIVE BOND TRUST - SERIES I SHARES (units first credited 4-29-2005)

Contracts with no Optional Benefits
Value at Start of Year  12.660815  12.500000         --         --         --         --         --         --         --       --
Value at End of Year    13.160823  12.660815         --         --         --         --         --         --         --       --
No. of Units                  558        535         --         --         --         --         --         --         --       --

AGGRESSIVE GROWTH TRUST (MERGED INTO MID CAP STOCK TRUST EFF 5-1-2005) - SERIES I SHARES (units first credited 3-30-1998)

Contracts with no Optional Benefits
Value at Start of Year         --         --  11.889081   8.921003  11.942407  16.207424  15.834780  12.027610  12.500000       --
Value at End of Year           --         --  12.931761  11.889081   8.921003  11.942407  16.207424  15.834780  12.027610       --
No. of Units                   --         --        196        284      4,912     11,256     17,003        325        216       --

ALL CAP CORE TRUST (FORMERLY GROWTH TRUST) - SERIES I SHARES (units first credited 3-30-1998)

Contracts with no Optional Benefits
Value at Start of Year  12.860423  11.843025  10.226699   7.809394  10.492183  13.403429  18.549262  13.655376  12.500000       --
Value at End of Year    14.690937  12.860423  11.843025  10.226699   7.809394  10.492183  13.403429  18.549262  13.655376       --
No. of Units                2,960      2,976         --      3,294      3,299      5,774      5,743      6,215        521       --

ALL CAP GROWTH TRUST - SERIES I SHARES (units first credited 3-30-1998)

Contracts with no Optional Benefits
Value at Start of Year  14.926437  13.756777  12.972733  10.083098  13.398914  17.657078  19.917321  13.903872  12.500000       --
Value at End of Year    15.836612  14.926437  13.756777  12.972733  10.083098  13.398914  17.657078  19.917321  13.903872       --
No. of Units                3,809      3,807        883      5,157      5,166      5,533      3,032      3,240      3,648       --

ALL CAP VALUE TRUST - SERIES I SHARES (units first credited 4-30-2001)

Contracts with no Optional Benefits
Value at Start of Year         --         --  12.442718   9.033519  12.574149  12.500000         --         --         --       --
Value at End of Year           --         --  14.363222  12.442718   9.033519  12.574149         --         --         --       --
No. of Units                   --         --         --         --      2,318         --         --         --         --       --

AMERICAN BLUE-CHIP INCOME AND GROWTH TRUST - SERIES II SHARES (units first credited 5-05-2003)

Contracts with no Optional Benefits
Value at Start of Year         --  12.500000         --         --         --         --         --         --         --       --
Value at End of Year           --  17.759478         --         --         --         --         --         --         --       --
No. of Units                   --        177         --         --         --         --         --         --         --       --

AMERICAN GROWTH TRUST - SERIES II SHARES (units first credited 5-05-2003)

Contracts with no Optional Benefits
Value at Start of Year  19.697204  17.117467  16.610885  12.500000         --         --         --         --         --       --
Value at End of Year    21.500079  19.697204  17.117467  16.610885         --         --         --         --         --       --
No. of Units                1,114        871      2,991      2,757         --         --         --         --         --       --

AMERICAN GROWTH-INCOME TRUST - SERIES II SHARES (units first credited 5-05-2003)

Contracts with no Optional Benefits
Value at Start of Year  17.744905  16.929780  15.484195  12.500000         --         --         --         --         --       --
Value at End of Year    20.247581  17.744905  16.929780  15.484195         --         --         --         --         --       --
No. of Units                  859        859        859         --         --         --         --         --         --       --

Strategy

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED     ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98  12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
AMERICAN INTERNATIONAL TRUST - SERIES II SHARES (units first credited 5-05-2003)

Contracts with no Optional Benefits
Value at Start of Year $23.626235 $19.635294 $15.364552 $12.500000         --         --         --         --         --       --
Value at End of Year    27.830209  23.626235  19.635294  15.364552         --         --         --         --         --       --
No. of Units                  982        790      1,211         --         --         --         --         --         --       --

BLUE CHIP GROWTH TRUST - SERIES I SHARES (units first credited 3-30-1998)

Contracts with no Optional Benefits
Value at Start of Year  15.176602  14.436882  13.300510  10.343348  13.717702  16.137290  16.700133  14.123586  12.500000       --
Value at End of Year    16.556766  15.176602  14.436882  13.300510  10.343348  13.717702  16.137290  16.700133  14.123586       --
No. of Units                9,004      8,048      1,077     13,103     10,290      9,558     13,247     10,829      8,341       --

CAPITAL APPRECIATION TRUST - SERIES I SHARES (units first credited 11-01-2000)

Contracts with no Optional Benefits
Value at Start of Year   9.789674   8.626549   7.926177   6.149660   8.903110  10.962135  12.500000         --         --       --
Value at End of Year     9.966366   9.789674   8.626549   7.926177   6.149660   8.903110  10.962135         --         --       --
No. of Units                   26         --         --         --         --         --         --         --         --       --

CLASSIC VALUE TRUST - SERIES II SHARES (units first credited 5-03-2004)

Contracts with no Optional Benefits
Value at Start of Year         --         --  12.500000         --         --         --         --         --         --       --
Value at End of Year           --         --  13.855191         --         --         --         --         --         --       --
No. of Units                   --         --         --         --         --         --         --         --         --       --

CORE EQUITY TRUST - SERIES II SHARES (units first credited 5-03-2004)

Contracts with no Optional Benefits
Value at Start of Year         --         --  12.500000         --         --         --         --         --         --       --
Value at End of Year           --         --  14.167683         --         --         --         --         --         --       --
No. of Units                   --         --         --         --         --         --         --         --         --       --

DIVERSIFIED BOND TRUST (MERGED INTO ACTIVE BOND TRUST EFF 5-1-05) - SERIES I SHARES (units first credited 3-30-1998)

Contracts with no Optional Benefits
Value at Start of Year         --         --  17.109818  16.430511  15.337803  14.387750  13.123588  13.161158  12.500000       --
Value at End of Year           --         --  17.688961  17.109818  16.430511  15.337803  14.387750  13.123588  13.161158       --
No. of Units                   --         --        369        348        316        729          6        544        140       --

DYNAMIC GROWTH TRUST - SERIES I SHARES (units first credited 5-01-2000)

Contracts with no Optional Benefits
Value at Start of Year         --         --   4.335841   3.375416   4.733016   7.956456  12.500000         --         --       --
Value at End of Year           --         --   4.747960   4.335841   3.375416   4.733016   7.956456         --         --       --
No. of Units                   --         --      1,259      6,799      1,259      1,275      1,259         --         --       --

EMERGING GROWTH TRUST - SERIES II SHARES (units first credited 5-05-2003)

Contracts with no Optional Benefits
Value at Start of Year  18.483025  17.290406  16.286591  12.500000         --         --         --         --         --       --
Value at End of Year    20.494753  18.483025  17.290406  16.286591         --         --         --         --         --       --
No. of Units                3,749      4,575         --      3,572         --         --         --         --         --       --

EMERGING SMALL COMPANY TRUST - SERIES I SHARES  (units first credited 3-30-1998)

Contracts with no Optional Benefits
Value at Start of Year         --  15.573354  14.027696  10.084415  14.308293  18.484616  19.436616  11.312902  12.500000       --
Value at End of Year           --  16.285592  15.573354  14.027696  10.084415  14.308293  18.484616  19.436616  11.312902       --
No. of Units                   --          8         --         84      3,770      5,431      5,716      1,703      6,458       --

EQUITY-INCOME TRUST - SERIES II SHARES (units first credited 5-13-2002)

Contracts with no Optional Benefits
Value at Start of Year  15.430517  12.500000         --         --         --         --         --         --         --       --
Value at End of Year    18.243578  15.430517         --         --         --         --         --         --         --       --
No. of Units                1,169        920         --         --         --         --         --         --         --       --

EQUITY-INCOME TRUST - SERIES I  SHARES (units first credited 3-30-1998)

Contracts with no Optional Benefits
Value at Start of Year  18.435062  17.819150  15.590633  12.471491  14.446503  14.327119  12.759601  12.464044  12.500000       --
Value at End of Year    21.843455  18.435062  17.819150  15.590633  12.471491  14.446503  14.327119  12.759601  12.464044       --
No. of Units                2,883     20,421         --     21,459     21,640     25,366     25,293     27,275     27,051       --

Strategy

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED     ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98  12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
FINANCIAL SERVICES TRUST - SERIES I SHARES (units first credited 4-30-2001)

Contracts with no Optional Benefits
Value at Start of Year         --         -- $12.608019 $ 9.481123 $11.598060 $12.500000         --         --         --       --
Value at End of Year           --         --  13.853969  12.608019   9.481123  11.598060         --         --         --       --
No. of Units                   --         --         --         --         --         --         --         --         --       --

FUNDAMENTAL VALUE TRUST - SERIES I SHARES (units first credited 4-30-2001)

Contracts with no Optional Benefits
Value at Start of Year  15.206104  14.033624  12.609175   9.755458  11.694569  12.500000         --         --         --       --
Value at End of Year    17.335041  15.206104  14.033624  12.609175   9.755458  11.694569         --         --         --       --
No. of Units                1,950      1,950      1,950      3,427      3,427      2,181         --         --         --       --

GLOBAL ALLOCATION TRUST (FORMERLY TACTICAL ALLOCATION TRUST) - SERIES I SHARES (units first credited 5-01-2000)

Contracts with no Optional Benefits
Value at Start of Year  11.876298  11.232795  10.009257   7.952792  10.402759  12.064740  12.500000         --         --       --
Value at End of Year    13.419557  11.876298  11.232795  10.009257   7.952792  10.402759  12.064740         --         --       --
No. of Units                1,508      1,409      2,137      2,171      2,125        846        928         --         --       --

GLOBAL BOND TRUST - SERIES I SHARES (units first credited 3-30-1998)

Contracts with no Optional Benefits
Value at Start of Year  17.142345  18.424713  16.788281  14.614053  12.220839  12.212091  12.085889  13.080198  12.500000       --
Value at End of Year    17.964783  17.142345  18.424713  16.788281  14.614053  12.220839  12.212091  12.085889  13.080198       --
No. of Units                  857        846        813      1,825      1,820        420         --         --         --       --

GLOBAL TRUST (FORMERLY, GLOBAL EQUITY TRUST) - SERIES I SHARES (units first credited 3-30-1998)

Contracts with no Optional Benefits
Value at Start of Year  14.996694  13.605597  11.909879   9.386197  11.655792  13.953918  12.516028  12.195410  12.500000       --
Value at End of Year    17.963522  14.996694  13.605597  11.909879   9.386197  11.655792  13.953918  12.516028  12.195410       --
No. of Units                  381        346        185        368        395        749        299        553        673       --

GREAT COMPANIES-AMERICA TRUST (REPLACED BY U.S. GLOBAL LEADERS TRUST EFF 4-29-05) - SERIES II SHARES
(units first credited 8-04-2003)

Contracts with no Optional Benefits
Value at Start of Year         --         --  13.983394  12.500000         --         --         --         --         --       --
Value at End of Year           --         --  14.171708  13.983394         --         --         --         --         --       --
No. of Units                   --         --         --         --         --         --         --         --         --       --

HEALTH SCIENCES TRUST - SERIES I SHARES (units first credited 4-30-2001)

Contracts with no Optional Benefits
Value at Start of Year  17.068079  15.220514  13.259362   9.777931  13.499140  12.500000         --         --         --       --
Value at End of Year    18.414515  17.068079  15.220514  13.259362   9.777931  13.499140         --         --         --       --
No. of Units                1,386      1,690         --      1,742      1,742      1,742         --         --         --       --

HIGH YIELD TRUST - SERIES I SHARES (units first credited 1-01-1997)

Contracts with no Optional Benefits
Value at Start of Year         --  14.192807  12.837065  10.361914  11.176956  11.878374  13.130722  12.279967  12.500000       --
Value at End of Year           --  14.651677  14.192807  12.837065  10.361914  11.176956  11.878374  13.130722  12.279967       --
No. of Units                   --         15         --         14        168        968      1,643      2,176      2,098       --

INCOME & VALUE TRUST - SERIES I SHARES (units first credited 3-30-1998)

Contracts with no Optional Benefits
Value at Start of Year  17.584243  16.787055  15.666059  12.441617  14.865986  14.788189  14.181104  13.179250  12.500000       --
Value at End of Year    19.021973  17.584243  16.787055  15.666059  12.441617  14.865986  14.788189  14.181104  13.179250       --
No. of Units                  456        489         --         14        147      1,249      1,432      1,702      1,855       --

INTERNATIONAL CORE TRUST (FORMERLY, INTERNATIONAL STOCK TRUST) - SERIES I SHARES (units first credited 3-30-1998)

Contracts with no Optional Benefits
Value at Start of Year  14.134034  12.245433  10.641582   8.205423  10.525001  13.475212  16.253406  12.656070  12.500000       --
Value at End of Year    17.556105  14.134034  12.245433  10.641582   8.205423  10.525001  13.475212  16.253406  12.656070       --
No. of Units                1,751      2,138         --         --         --        264        240        390         --       --

INTERNATIONAL EQUITY INDEX TRUST A - SERIES I SHARES (units first credited 5-03-2004)

Contracts with no Optional Benefits
Value at Start of Year         --         --  12.500000         --         --         --         --         --         --       --
Value at End of Year           --         --  14.761597         --         --         --         --         --         --       --
No. of Units                   --         --         --         --         --         --         --         --         --       --

Strategy

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED     ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98  12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
INTERNATIONAL OPPORTUNITIES TRUST - SERIES II SHARES(units first credited 5-01-2005)

Contracts with no Optional Benefits
Value at Start of Year $15.463866 $12.499846         --         --         --         --         --         --         --       --
Value at End of Year    19.074334  15.463866         --         --         --         --         --         --         --       --
No. of Units                2,038         --         --         --         --         --         --         --         --       --

INTERNATIONAL SMALL CAP TRUST - SERIES I SHARES (units first credited 3-30-1998)

Contracts with no Optional Benefits
Value at Start of Year  18.222956  16.625198  13.794653   8.943226  10.787968  15.728111  22.341682  12.202690  12.500000       --
Value at End of Year    23.171380  18.222956  16.625198  13.794653   8.943226  10.787968  15.728111  22.341682  12.202690       --
No. of Units                  139        593        791      1,299      4,066      6,083      6,808      6,651        335       --

INTERNATIONAL VALUE TRUST - SERIES I SHARES (units first credited 5-01-1999)

Contracts with no Optional Benefits
Value at Start of Year  17.528104  15.928027  13.163951   9.128390  11.160168  12.452449  13.372512  12.916466         --       --
Value at End of Year    22.612491  17.528104  15.928027  13.163951   9.128390  11.160168  12.452449  13.372512         --       --
No. of Units                1,385      1,401        983      1,004      1,038         --         --         --         --       --

INVESTMENT QUALITY BOND TRUST - SERIES I SHARES (units first credited 3-30-1998)

Contracts with no Optional Benefits
Value at Start of Year  18.615199  18.285192  17.524765  16.402910  14.987723  14.027435  12.902584  13.269922  12.500000       --
Value at End of Year    19.192957  18.615199  18.285192  17.524765  16.402910  14.987723  14.027435  12.902584  13.269922       --
No. of Units                  690        764         --        691      3,084        755        693      1,630         87       --

LARGE CAP TRUST - SERIES II SHARES (units first credited 5-01-2005)

Contracts with no Optional Benefits
Value at Start of Year  13.881474  12.499846         --         --         --         --         --         --         --       --
Value at End of Year    15.775298  13.881474         --         --         --         --         --         --         --       --
No. of Units                2,324         --         --         --         --         --         --         --         --       --

LARGE CAP GROWTH TRUST (MERGED INTO CAPITAL APPRECIATION TRUST EFF 4-28-2006) - SERIES I SHARES (units first credited 3-30-1998)

Contracts with no Optional Benefits
Value at Start of Year         --  11.627326  11.000472   8.817038  11.477445  14.028600  16.461980  13.271688  12.500000       --
Value at End of Year           --  11.603527  11.627326  11.000472   8.817038  11.477445  14.028600  16.461980  13.271688       --
No. of Units                   --         23         --         26         34        161      2,050        329        310       --

LARGE CAP VALUE TRUST - SERIES II SHARES (units first credited 5-05-2003)

Contracts with no Optional Benefits
Value at Start of Year  22.057766  19.223148  15.888873  12.500000         --         --         --         --         --       --
Value at End of Year    25.423002  22.057766  19.223148  15.888873         --         --         --         --         --       --
No. of Units                2,619      1,446         --         --         --         --         --         --         --       --

LIFESTYLE AGGRESSIVE TRUST (FORMERLY, LIFESTYLE AGGRESSIVE 1000 TRUST) - SERIES I SHARES (units first credited 3-30-1998)

Contracts with no Optional Benefits
Value at Start of Year  14.756543  13.397856  11.596360   8.634242  10.938337  12.728218  13.497935  11.895710  12.500000       --
Value at End of Year    16.961649  14.756543  13.397856  11.596360   8.634242  10.938337  12.728218  13.497935  11.895710       --
No. of Units                  716        717         --        719        721        762      1,966      1,566        364       --

LIFESTYLE BALANCED TRUST (FORMERLY, LIFESTYLE BALANCED 640 TRUST) - SERIES I SHARES (units first credited 3-30-1998)

Contracts with no Optional Benefits
Value at Start of Year  17.563319  16.506155  14.609643  11.837471  13.204737  13.929909  13.671696  12.282889  12.500000       --
Value at End of Year    19.711029  17.563319  16.506155  14.609643  11.837471  13.204737  13.929909  13.671696  12.282889       --
No. of Units                6,487      6,487      6,487      7,358     10,362     16,391     16,882     11,202      6,978       --

LIFESTYLE CONSERVATIVE TRUST (FORMERLY, LIFESTYLE CONSERVATIVE 280 TRUST) - SERIES I SHARES (units first credited 3-30-1998)

Contracts with no Optional Benefits
Value at Start of Year  18.612786  18.172578  16.811358  15.138171  14.949047  14.547877  13.593172  13.175636  12.500000       --
Value at End of Year    20.092643  18.612786  18.172578  16.811358  15.138171  14.949047  14.547877  13.593172  13.175636       --
No. of Units                2,024      2,021         --      1,958      1,898      1,910      2,196      2,572      2,241       --

LIFESTYLE GROWTH TRUST (FORMERLY, LIFESTYLE GROWTH 820 TRUST) - SERIES I SHARES (units first credited 3-30-1998)

Contracts with no Optional Benefits
Value at Start of Year  16.333731  15.099277  13.236569  10.263411  12.251081  13.529644  14.033145  12.159849  12.500000       --
Value at End of Year    18.455881  16.333731  15.099277  13.236569  10.263411  12.251081  13.529644  14.033145  12.159849       --
No. of Units               27,846      7,106        817      5,110      5,115      5,435      5,139      5,144      5,303       --

Strategy

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED     ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98  12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
LIFESTYLE MODERATE TRUST (LIFESTYLE MODERATE 460 TRUST) - SERIES I SHARES (units first credited 3-30-1998)

Contracts with no Optional Benefits
Value at Start of Year $18.009656 $17.369483 $15.713175 $13.396098 $14.022897 $14.242240 $13.746687 $12.868825 $12.500000       --
Value at End of Year    19.796389  18.009656  17.369483  15.713175  13.396098  14.022897  14.242240  13.746687  12.868825       --
No. of Units               11,267     15,961        668     10,389      8,342      9,322     10,112     11,142      5,853       --

MID CAP CORE TRUST (MERGED INTO MID CAP INDEX TRUST EFF 12-01-2006) - SERIES II SHARES (units first credited 5-05-2003)

Contracts with no Optional Benefits
Value at Start of Year         --         --  15.254859  12.500000         --         --         --         --         --       --
Value at End of Year           --         --  17.332496  15.254859         --         --         --         --         --       --
No. of Units                   --         --         --         --         --         --         --         --         --       --

MID CAP INDEX TRUST - SERIES I SHARES  (units first credited 5-01-2000)

Contracts with no Optional Benefits
Value at Start of Year         --         --  14.779952  11.032915  13.063516  13.354538  12.500000         --         --       --
Value at End of Year           --         --  17.042134  14.779952  11.032915  13.063516  13.354538         --         --       --
No. of Units                   --         --         --         --         --         --         --         --         --       --

MID CAP STOCK TRUST - SERIES I SHARES  (units first credited 5-01-1999)

Contracts with no Optional Benefits
Value at Start of Year  16.329464  14.316969  12.081437   8.526782  11.060968  12.483407  13.057764  12.992850         --       --
Value at End of Year    18.458261  16.329464  14.316969  12.081437   8.526782  11.060968  12.483407  13.057764         --       --
No. of Units                3,918      2,325      4,208      5,189      3,675      3,037      9,744         --         --       --

MID CAP VALUE TRUST - SERIES I SHARES (units first credited 4-30-2001)

Contracts with no Optional Benefits
Value at Start of Year  19.414601  18.056979  14.573841  11.678238  13.049955  12.500000         --         --         --       --
Value at End of Year    21.699082  19.414601  18.056979  14.573841  11.678238  13.049955         --         --         --       --
No. of Units                  787      1,908      1,914      1,933      1,941        211         --         --         --       --

MONEY MARKET TRUST - SERIES I SHARES (units first credited 3-30-1998)

Contracts with no Optional Benefits
Value at Start of Year  14.961161  14.638758  14.587075  14.568162  14.463814  14.026504  13.331106  12.872909  12.500000       --
Value at End of Year    15.555621  14.961161  14.638758  14.587075  14.568162  14.463814  14.026504  13.331106  12.872909       --
No. of Units               53,305     50,686      6,353     53,015     55,417     54,928     54,560     78,627      4,306       --

NATURAL RESOURCES TRUST - SERIES II SHARES (units first credited 5-05-2003)

Contracts with no Optional Benefits
Value at Start of Year         --         --  17.926997  12.500000         --         --         --         --         --       --
Value at End of Year           --         --  22.137598  17.926997         --         --         --         --         --       --
No. of Units                   --         --         --         --         --         --         --         --         --       --

OVERSEAS TRUST (MERGED INTO INTERNATIONAL VALUE TRUST EFF 5-1-2005) - SERIES I SHARES (units first credited 3-30-1998)

Contracts with no Optional Benefits
Value at Start of Year         --         --  11.593961   8.096980  10.353401  13.181065  16.319479  11.720466  12.500000       --
Value at End of Year           --         --  12.902422  11.593961   8.096980  10.353401  13.181065  16.319479  11.720466       --
No. of Units                   --         --         --         --          7          8          8        216        331       --

PACIFIC RIM TRUST (FORMERLY, PACIFIC RIM EMERGING MARKETS TRUST) - SERIES I SHARES (units first credited 3-30-1998)

Contracts with no Optional Benefits
Value at Start of Year         --         --  13.501576   9.637969  11.069002  13.655344  18.168886  11.267395  12.500000       --
Value at End of Year    21.745102         --  15.712416  13.501576   9.637969  11.069002  13.655344  18.168886  11.267395       --
No. of Units                  608         --         --         --         --         --         99        224         --       --

PIMCO VIT ALL ASSET PORTFOLIO - CLASS M SHARES (units first credited 5-01-2004)

Contracts with no Optional Benefits
Value at Start of Year         --  13.959146  12.500000         --         --         --         --         --         --       --
Value at End of Year           --  14.722152  13.959146         --         --         --         --         --         --       --
No. of Units                   --        969         --         --         --         --         --         --         --       --

QUANTITATIVE ALL CAP TRUST - SERIES II SHARES (units first credited 5-05-2003)

Contracts with no Optional Benefits
Value at Start of Year         --         --  15.501820  12.500000         --         --          --         --        --      --
Value at End of Year           --         --  17.696580  15.501820         --         --          --         --        --      --
No. of Units                   --         --         --         --         --         --          --         --        --      --

Strategy

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED     ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98  12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
QUANTITATIVE MID CAP TRUST - SERIES I SHARES (units first credited 4-30-2001)

Contracts with no Optional Benefits
Value at Start of Year         --         -- $10.799281 $ 7.830749 $10.169149 $12.500000         --         --         --       --
Value at End of Year           --         --  12.708032  10.799281   7.830749  10.169149         --         --         --       --
No. of Units                   --         --         --         --         --         --         --         --         --       --

QUANTITATIVE VALUE TRUST - SERIES II SHARES (units first credited 5-03-2004)

Contracts with no Optional Benefits
Value at Start of Year         --         --  12.500000         --         --         --         --         --         --       --
Value at End of Year           --         --  14.616340         --         --         --         --         --         --       --
No. of Units                   --         --         --         --         --         --         --         --         --       --

REAL ESTATE SECURITIES TRUST - SERIES I SHARES (units first credited 3-30-1998)

Contracts with no Optional Benefits
Value at Start of Year  25.200952  22.632400  17.218191  12.429938  12.171588  11.853453   9.488883  10.417728  12.500000       --
Value at End of Year    34.647637  25.200952  22.632400  17.218191  12.429938  12.171588  11.853453   9.488883  10.417728       --
No. of Units                  256        268         --        162        171        803        747      1,068      1,081       --

REAL RETURN BOND TRUST - SERIES II SHARES (units first credited 5-05-2003)

Contracts with no Optional Benefits
Value at Start of Year         --         --  13.061280  12.500000         --         --         --         --         --       --
Value at End of Year           --         --  14.137482  13.061280         --         --         --         --         --       --
No. of Units                   --         --         --         --         --         --         --         --         --       --

SCIENCE & TECHNOLOGY TRUST - SERIES I SHARES (units first credited 3-30-1998)

Contracts with no Optional Benefits
Value at Start of Year  10.573348  10.404334  10.360749   6.920027  11.734960  20.064987  30.621118  15.503436  12.500000       --
Value at End of Year    11.107296  10.573348  10.404334  10.360749   6.920027  11.734960  20.064987  30.621118  15.503436       --
No. of Units                4,152      4,923      1,436     13,051      7,627      7,860      8,507     15,089      4,016       --

SMALL CAP INDEX TRUST - SERIES I SHARES (units first credited 5-01-2000)

Contracts with no Optional Benefits
Value at Start of Year         --         --  13.376422   9.216678  11.790054  11.668507  12.500000         --         --       --
Value at End of Year           --         --  15.623571  13.376422   9.216678  11.790054  11.668507         --         --       --
No. of Units                   --         --         --         --         --         --         --         --         --       --

SMALL CAP OPPORTUNITIES TRUST - SERIES II SHARES (units first credited 5-05-2003)

Contracts with no Optional Benefits
Value at Start of Year         --         --  17.428487  12.500000         --         --         --         --         --       --
Value at End of Year           --         --  21.771180  17.428487         --         --         --         --         --       --
No. of Units                   --         --         --         --         --         --         --         --         --       --

SMALL COMPANY BLEND TRUST (MERGED INTO SMALL CAP OPPORTUNITIES TRUST EFF 5-1-2005) - SERIES SHARES I
(units first credited 5-01-1999)

Contracts with no Optional Benefits
Value at Start of Year         --         --   9.577023   6.885995   9.291556   9.554061  11.957303   9.328414         --       --
Value at End of Year           --         --  10.219680   9.577023   6.885995   9.291556   9.554061  11.957303         --       --
No. of Units                   --         --      1,110      1,110      4,023      1,110      5,325         --         --       --

SMALL COMPANY TRUST - SERIES II SHARES (units first credited 5-03-2004)

Contracts with no Optional Benefits
Value at Start of Year         --         --  12.500000         --         --         --         --         --         --       --
Value at End of Year           --         --  15.164719         --         --         --         --         --         --       --
No. of Units                   --         --         --         --         --         --         --         --         --       --

SMALL COMPANY VALUE TRUST - SERIES I SHARES (units first credited 3-30-1998)

Contracts with no Optional Benefits
Value at Start of Year  21.528560  20.204290  16.211600  12.183157  13.009205  12.266242  11.652144  10.897925  12.500000       --
Value at End of Year    24.736809  21.528560  20.204290  16.211600  12.183157  13.009205  12.266242  11.652144  10.897925       --
No. of Units                  632      2,597      3,829      3,829      5,706      1,233      1,233         --         --       --

SPECIAL VALUE TRUST - SERIES II SHARES (units first credited 5-05-2003)

Contracts with no Optional Benefits
Value at Start of Year         --         --  15.753409  12.500000         --         --         --         --         --       --
Value at End of Year           --         --  18.810991  15.753409         --         --         --         --         --       --
No. of Units                   --         --         --         --         --         --         --         --         --       --

Strategy

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED     ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98  12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
STRATEGIC BOND TRUST - SERIES I SHARES (units first credited 3-30-1998)

Contracts with no Optional Benefits
Value at Start of Year $18.599917 $18.192848 $17.133192 $15.215056 $14.026945 $13.262545 $12.428556 $12.280627 $12.500000       --
Value at End of Year    19.822996  18.599917  18.192848  17.133192  15.215056  14.026945  13.262545  12.428556  12.280627       --
No. of Units                  638        141         --         --          6          7          7        316        148       --

STRATEGIC GROWTH TRUST (MERGED INTO U.S. GLOBAL LEADERS GROWTH TRUST EFF 5-1-2005) - SERIES I SHARES
(units first credited 4-30-2001)

Contracts with no Optional Benefits
Value at Start of Year         --         --   9.939683   7.870443  10.986679  12.500000         --         --         --       --
Value at End of Year           --         --  10.544108   9.939683   7.870443  10.986679         --         --         --       --
No. of Units                   --         --      1,911      1,911      1,911        748         --         --         --       --

STRATEGIC INCOME TRUST - SERIES II SHARES (units first credited 5-03-2004)

Contracts with no Optional Benefits
Value at Start of Year         --         --  12.500000         --         --         --         --         --         --       --
Value at End of Year           --         --  13.568000         --         --         --         --         --         --       --
No. of Units                   --         --         --         --         --         --         --         --         --       --

STRATEGIC OPPORTUNITIES TRUST - SERIES I SHARES (units first credited 3-30-1998)

Contracts with no Optional Benefits
Value at Start of Year  11.206783  10.259541   9.175822   7.324508  12.015572  14.242740  15.307946  12.103394  12.500000       --
Value at End of Year    12.512874  11.206783  10.259541   9.175822   7.324508  12.015572  14.242740  15.307946  12.103394       --
No. of Units                  157        157         --      1,860      1,194      1,853      1,569        877      4,815       --

STRATEGIC VALUE TRUST (FORMERLY, CAPITAL OPPORTUNITIES TRUST) (MERGED INTO LARGE CAP VALUE TRUST EFF 12-01-2006) - SERIES I SHARES
(units first credited 4-30-2001)

Contracts with no Optional Benefits
Value at Start of Year         --         --   9.911813   7.731486  10.667641  12.500000         --         --         --       --
Value at End of Year           --         --  11.641633   9.911813   7.731486  10.667641         --         --         --       --
No. of Units                   --         --         --         --         --         --         --         --         --       --

TOTAL RETURN TRUST - SERIES I SHARES (units first credited 5-01-1999)

Contracts with no Optional Benefits
Value at Start of Year  17.855739  17.502768  16.751628  16.023311  14.697020  13.634669  12.349038  12.516112         --       --
Value at End of Year    18.415213  17.855739  17.502768  16.751628  16.023311  14.697020  13.634669  12.349038         --       --
No. of Units                1,092      1,074      1,417      3,000      4,372      1,321         --         --         --       --

TOTAL STOCK MARKET INDEX TRUST - SERIES I SHARES (units first credited 5-01-2000)

Contracts with no Optional Benefits
Value at Start of Year         --         --  10.068221   7.747649   9.887504  11.211599  12.500000         --         --       --
Value at End of Year           --         --  11.199656  10.068221   7.747649   9.887504  11.211599         --         --       --
No. of Units                   --         --         --         --         --         --         --         --         --       --

U.S. CORE TRUST (FORMERLY, GROWTH & INCOME TRUST) - SERIES I SHARES (units first credited 3-30-1998)

Contracts with no Optional Benefits
Value at Start of Year  13.690534  13.478429  12.680561  10.062499  13.358356  15.124927  16.387611  13.924321   12.500000      --
Value at End of Year    14.879682  13.690534  13.478429  12.680561  10.062499  13.358356  15.124927  16.387611   13.924321      --
No. of Units                2,632      2,829      2,693      8,201      8,145     13,506     14,169     12,932       6,874      --

U.S. GLOBAL LEADERS GROWTH TRUST - SERIES II SHARES (units first credited 5-03-2004)

Contracts with no Optional Benefits
Value at Start of Year         --         --  12.500000         --         --         --         --         --          --      --
Value at End of Year           --         --  13.171171         --         --         --         --         --          --      --
No. of Units                   --         --         --         --         --         --         --         --          --      --

U.S. GLOBAL LEADERS GROWTH TRUST - SERIES I SHARES (units first credited 5-01-2004)

Contracts with no Optional Benefits
Value at Start of Year         --         --         --         --         --         --         --         --          --      --
Value at End of Year    13.389775         --         --         --         --         --         --         --          --      --
No. of Units                1,569         --         --         --         --         --         --         --          --      --

U.S. GOVERNMENT SECURITIES TRUST - SERIES I SHARES (units first credited 3-18-1998)

Contracts with no Optional Benefits
Value at Start of Year  17.208746  17.017453  16.614837  16.405373  15.259551  14.321813  12.999097  13.159699  12.500000       --
Value at End of Year    17.883127  17.208746  17.017453  16.614837  16.405373  15.259551  14.321813  12.999097  13.159699       --
No. of Units                  316        303        295        276        390        539        603      4,333      4,841       --

Strategy

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED     ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98  12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
U.S. LARGE CAP TRUST (FORMERLY U.S. LARGE CAP VALUE TRUST) - SERIES I SHARES (units first credited 5-01-1999)

Contracts with no Optional Benefits
Value at Start of Year $13.852125 $13.149585 $12.074961 $ 8.849591 $11.881980 $12.247584 $11.969517 $11.687400         --       --
Value at End of Year    15.259578  13.852125  13.149585  12.074961   8.849591  11.881980  12.247584  11.969517         --       --
No. of Units                7,123      8,281      6,610      5,861      5,886      6,598         --         --         --       --

UTILITIES TRUST - SERIES I SHARES (units first credited 4-30-2001)

Contracts with no Optional Benefits
Value at Start of Year         --         --   9.498736   7.092601   9.318742  12.500000         --         --         --       --
Value at End of Year           --         --  12.238293   9.498736   7.092601   9.318742         --         --         --       --
No. of Units                   --         --         --         --         --         --         --         --         --       --

VALUE TRUST - SERIES I SHARES (units first credited 3-30-1998)

Contracts with no Optional Benefits
Value at Start of Year  18.748900  16.732042  14.592992  10.564199  13.746382  13.351990  10.786297  11.207507  12.500000       --
Value at End of Year    22.593160  18.748900  16.732042  14.592992  10.564199  13.746382  13.351990  10.786297  11.207507       --
No. of Units                  144        145      1,319      1,465      1,474      1,632      1,554        291        406       --

                                     PART B

                            INFORMATION REQUIRED IN A
                       STATEMENT OF ADDITIONAL INFORMATION

                                             Statement of Additional Information
                          [JOHN HANCOCK ANNUITIES LOGO]        dated May 1, 2007

                       Statement of Additional Information
         John Hancock Life Insurance Company (U.S.A.) Separate Account H

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. This Statement of Additional Information should be read in conjunction with the Prospectuses dated the same date as this Statement of Additional Information. This Statement of Additional Information describes additional information regarding the variable portion of the flexible purchase payment deferred combination fixed and variable annuity contracts (singly, a "Contract and collectively, the "Contracts" issued by JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) ("John Hancock USA") in all jurisdictions except New York as follows:

                     PROSPECTUSES ISSUED BY JOHN HANCOCK USA
           ( to be read with this Statement of Additional Information)
                            Venture Variable Annuity
                           Wealthmark Variable Annuity
                          Venture III Variable Annuity
                         Wealthmark ML3 Variable Annuity
                        Venture Vantage Variable Annuity
                         Venture Vision Variable Annuity
                            Strategy Variable Annuity

You may obtain a copy of the Prospectuses listed above by contacting us at the following addresses:

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
        Annuity Service Center                  Mailing Address
        601 Congress Street                     Post Office Box 55230
        Boston, Massachusetts 02210-2805        Boston, Massachusetts 02205-5230
        (617) 663-3000 or (800) 344-1029        www.jhannuities.com


JHUSA SEP ACCT H SAI 5/07

                                Table of Contents

GENERAL INFORMATION AND HISTORY                                           3
ACCUMULATION UNIT VALUE TABLES                                            3
SERVICES                                                                  3
  Independent Registered Public Accounting Firm                           3
  Servicing Agent                                                         3
  Principal Underwriter                                                   3
  Special Compensation and Reimbursement Arrangements                     4
  Sales and Asset Based Payments.                                         6
  Administrative and Processing Support Payments.                         6
  Other Payments.                                                         7
LEGAL AND REGULATORY MATTERS                                              7
APPENDIX A:  AUDITED FINANCIAL STATEMENTS.............................  A-1

                         General Information and History

John Hancock Life Insurance Company (U.S.A.) Separate Account H, (the "Separate Account") (formerly, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H) is a separate investment account of John Hancock Life Insurance Company (U.S.A.), ("we," "us," "the Company," or "John Hancock USA") (formerly, The Manufacturers Life Insurance Company (U.S.A.)). We are a stock life insurance company organized under the laws of Delaware in 1979. Our principal office is located at 38500 Woodward Avenue Bloomfield Hills, Michigan 48304. We also have an Annuity Service Center located at 601 Congress Street, Boston, Massachusetts 02210. Our ultimate parent is Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

The Separate Account was established on August 24, 1984 as a separate account of The Manufacturers Life Insurance Company of North America ("Manulife North America"), another wholly-owned subsidiary of MFC which on January 1, 2002 merged into the Company. As a result of this merger, the Company became the owner of all of Manulife North America's assets, including the assets of the Separate Account and assumed all of Manulife North America's obligations including those under the contracts. The merger had no other effect on the terms and conditions of the contracts or on your allocations among investment options.

Our financial statements which are included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                         Accumulation Unit Value Tables

The Accumulation Unit Value Tables are located in Appendix U of the product prospectus.

                                    Services

Independent Registered Public Accounting Firm

The consolidated financial statements of John Hancock Life Insurance Company (U.S.A.) at December 31, 2006 and 2005 and for each of the three years in the period ended December 31, 2006, and the financial statements of John Hancock Life Insurance Company (U.S.A.) Separate Account H at December 31, 2006, and for each of the two years in the period ended December 31, 2006, appearing in this Statement of Additional Information of the Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

Servicing Agent

Computer Sciences Corporation Financial Services Group ("CSC FSG") provides to us a computerized data processing recordkeeping system for variable annuity administration. CSC FSG provides various daily, semimonthly, monthly, semiannual and annual reports including:

- daily updates on accumulation unit values, variable annuity participants and transactions, and agent production and commissions;
-     semimonthly commission statements;
-     monthly summaries of agent production and daily transaction reports;
-     semiannual statements for contract owners; and
-     annual contract owner tax reports.

We pay CSC FSG approximately $7.80 per policy per year, plus certain other fees for the services provided.

Principal Underwriter

John Hancock Distributors, LLC, ("JH Distributors"), an indirect wholly owned subsidiary of MFC, serves as principal underwriter of the contracts. Contracts are offered on a continuous basis. The aggregate dollar amounts of underwriting commissions paid to JH

Distributors in 2006, 2005, and 2004 were $516,555,523, $510,874,858 and
$403,619,081, respectively.

Special Compensation and Reimbursement Arrangements

The Contracts are primarily sold through selected firms. The Contracts' principal distributor, JH Distributors, and its affiliates (collectively, "JHD") pay compensation to broker-dealers (firms) for the promotion and sale of the Contracts. The compensation JHD pays may vary depending on each firm's selling agreement, but compensation (inclusive of wholesaler overrides and expense allowances) paid to the firms for sale of the Contracts (not including riders) is not expected to exceed the standard compensation amounts referenced in the product prospectuses. The amount and timing of this compensation may differ among firms.

The registered representative through whom your Contract is sold will be compensated pursuant to that registered representative's own arrangement with his or her broker-dealer. The registered representative and the firm may have multiple options on how they wish to allocate their commissions and/or compensation. We are not involved in determining your registered representative's compensation. You are encouraged to ask your registered representative about the basis upon which he or she will be personally compensated for the advice or recommendations provided in connection with the sale of your Contract.

Compensation to firms for the promotion and sale of the Contracts is not paid directly by Contract owners, but we expect to recoup it through the fees and charges imposed under the Contract.

We may, directly or through JHD, make, either from 12b-1 distribution fees received from the Contracts' underlying investment funds or out of our own resources, additional payments to firms. These payments are sometimes referred to as "revenue sharing." Revenue sharing expenses are any payments made to broker-dealers or other intermediaries to either (i) compensate the intermediary for expenses incurred in connection with the promotion and/or sale of John Hancock investment products or (ii) obtain promotional and/or distribution services for John Hancock investment products. Many firms that sell the Contracts receive one or more types of these cash payments.

We are among several insurance companies that pay additional payments to certain firms to receive "preferred" or recommended status. These privileges include: additional or special access to sales staff; opportunities to provide and/or attend training and other conferences; advantageous placement of our products on customer lists ("shelf-space arrangements"); and other improvements in sales by featuring our products over others.

The categories of payments that we provide, directly or through JHD, to firms are described below. These categories are not mutually exclusive and we may make additional types of revenue sharing payments in the future. The same firms may receive payments under more than one or all categories. These payments assist in our efforts to promote the sale of the Contracts. We agree with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. We determine which firms to support and the extent of the payments it is willing to make. We generally choose to compensate firms that have a strong capability to distribute the Contracts and that are willing to cooperate with our promotional efforts. We do not make an independent assessment of the cost of providing such services.

The following list includes the names of member firms of the NASD (or their affiliated broker-dealers) that we are aware (as of December 1, 2007) received a revenue sharing payment of more than $5,000 with respect to annuity business during the last calendar year. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract:

NAME OF FIRM

                                   DISTRIBUTOR

                            1st Global Capital Corp.
                           A. G. Edwards & Sons, Inc.
                       AIG - Advantage Capital Corporation
                        AIG - FSC Securities Corporation
                      AIG - Royal Alliance Associates, Inc.

                                   DISTRIBUTOR

                    American General Securities Incorporated
                  American Portfolios Financial Services, Inc.
               Berthal, Fisher & Company Financial Services, Inc.
                            Centaurus Financial, Inc.
                          Citicorp Investment Services
                         Citigroup Global Markets, Inc.
                               Comerica Securities
                         Commonwealth Financial Network
                             Compass Brokerage, Inc.
                         Crown Capital Securities, L.P.
                          CUSO Financial Services, L.P.
                       Founders Financial Securities, LLC
                         Geneos Wealth Management, Inc.
                          H.D. Vest Investment Services
                            Harbour Investments, Inc.
                           HSBC Securities (USA) Inc.
                 ING - Financial Network Investment Corporation
                  ING - Multi-Financial Securities Corporation
                    ING - Primevest Financial Services, Inc.
                          ING Financial Partners, Inc.
                              InterSecurities, Inc.
                                Investacorp, Inc.
                         Investment Professionals, Inc.
                        J.J.B. Hilliard, W.L. Lyons, Inc.
                     Jefferson Pilot Securities Corporation
                          LaSalle St Securities, L.L.C.
                     Lincoln Financial Advisors Corporation
                           Linsco/Private Ledger Corp.
                           M Holdings Securities, Inc.
                           Main Street Securities, LLC
                            McDonald Investments Inc.
                   Merrill Lynch, Pierce, Fenner & Smith Inc.
                           Money Concepts Capital Corp
                          Morgan Keegan & Company, Inc.
                           Next Financial Group, Inc.
                              NFP Securities, Inc.
                           NPH - SII Investments, Inc.
                       NPH - Invest Financial Corporation
                    NPH - Investment Centers of America, Inc.
                       NPH - National Planning Corporation
                          Ohio Savings Securities, Inc.
                  PAC of America - Associated Securities Corp.
                   PAC of America - Mutual Service Corporation
              PAC of America - United Planners' Financial Services
                PAC of America - Waterstone Financial Group, Inc.
                       Packerland Brokerage Services, Inc.
                        Pension Planners Securities, Inc.
                          Prime Capital Services, Inc.
                                ProEquities, Inc.
                        Prospera Financial Services, Inc.
                           Questar Capital Corporation
                        Raymond James & Associates, Inc.
                     Raymond James Financial Services, Inc.
                             RBC Dain Rauscher, Inc.

                                   DISTRIBUTOR

                         Sammons Securities Company, LLC
                           Scott & Stringfellow, Inc.
                            Securities America, Inc.
                           Sigma Financial Corporation
                            Signator Investors, Inc.
                          (subsidiary of John Hancock)
                             SWS Financial Services
                        The Huntington Investment Company
                          Tower Square Securities, Inc.
                      Transamerica Financial Advisors, Inc.
                          UBS Financial Services, Inc.
                               US Advisors Network
                         US Bancorp Piper Jaffray & Co.
                            USAllianz Securites, Inc.
                      Uvest Financial Services Group, Inc.
                            Wachovia Securities, LLC
                         Walnut Street Securities, Inc.
                        Webster Investment Services, Inc.
                        Woodbury Financial Services, Inc.

Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by NASD Conduct Rule 2830(l)(4). We will endeavor to update this listing annually; interim arrangements may not be reflected. We assume no duty to notify any investor whether his or her registered representative is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.

We may, directly or through JHD, also have arrangements with intermediaries that are not members of the NASD.

Sales and Asset Based Payments. We may, directly or through JHD, make revenue sharing payments as incentives to certain firms to promote and sell the Contracts. We hope to benefit from revenue sharing by increasing Contract sales. In consideration for revenue sharing, a firm may feature the Contracts in its sales system or give us additional access to members of its sales force or management. In addition, a firm may agree to participate in our marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the firm's sales force. Although a firm may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have purchased the Contracts, the firm may earn a profit on these payments. Revenue sharing payments may provide a firm with an incentive to favor the Contracts in its sales efforts.

The revenue sharing payments we make may be calculated on sales of our products by the firm ("Sales-Based Payments"). These payments are based upon a percentage of the total amount of money received, or anticipated to be received, for sales through a firm of some or all of the insurance products that we and/or our affiliates offer. We make these payments on a periodic basis.

Such payments also may be calculated based upon the "assets under management" attributable to a particular firm ("Asset-Based Payments"). These payments are based upon a percentage of the contract value of some or all of our (and/or our affiliates') insurance products that were sold through the firm. We make these payments on a periodic basis.

Sales-Based Payments primarily create incentives to make new sales of our insurance products and Asset-Based Payments primarily create incentives to service and maintain previously sold Contracts. We may pay a firm either or both Sales-Based Payments and Asset-Based Payments.

Administrative and Processing Support Payments. We may, directly or through JHD, also make payments to certain firms that sell our products for certain administrative services, including record keeping and sub-accounting Contract owner accounts, and in connection with account maintenance support, statement preparation and transaction processing. The types of payments that we may make under this category include, among others, payment of ticket charges per purchase or exchange order placed by a firm, payment of networking fees in connection with certain mutual fund trading systems, or one-time payments for ancillary services such as setting up funds on a firm's mutual fund trading system.

Other Payments. We may, directly or through JHD, also provide, either from the12b-1 distribution fees received from the funds underlying the Contracts or out of our own resources, additional compensation to firms that sell or arrange for the sale of Contracts. Such compensation may include seminars for the public, advertising and sales campaigns regarding the Contracts to assist a firm in connection with its systems, operations and marketing expenses, or for other activities of a selling firm or wholesaler. We may contribute to, as well as sponsor, various educational programs, sales contests and/or promotions in which participating firms and their sales persons may receive prizes such as merchandise, cash, or other awards.

Other compensation may be offered to the extent not prohibited by federal or state laws or any self-regulatory agency, such as the NASD. We make payments for entertainment events we deem appropriate, subject to our guidelines and applicable law. These payments may vary widely, depending upon the nature of the event or the relationship. We may make these payments upon the initiation of a relationship with a firm, and at any time thereafter.

We may have other relationships with firms relating to the provisions of services to the Contacts, such as providing omnibus account services, transaction processing services, or effecting portfolio transactions for funds. If a firm provides these services, we may compensate the firm for these services. In addition, a firm may have other compensated or uncompensated relationships with us that are not related to the Contracts.

Signator Investors, Inc. may pay their respective registered representatives additional cash incentives in the form of bonus payments, expense payments, employment benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts that they would not receive in connection with the sale of contracts issued by unaffiliated companies.

                          Legal and Regulatory Matters

There are no legal proceedings to which we, the Separate Account or the principal underwriter is a party, or to which the assets of the Separate Account are subject, that are likely to have a material adverse effect on:

-     the Separate Account; or
- the ability of the principal underwriter to perform its contract with the Separate Account; or
- on our ability to meet our obligations under the variable annuity contracts funded through the Separate Account.

                    APPENDIX A: Audited Financial Statements

AUDITED CONSOLIDATED FINANCIAL STATEMENTS

John Hancock Life Insurance Company (U.S.A.)
Years Ended December 31, 2006, 2005, and 2004

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

              INDEX TO AUDITED CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm.................... F-2

Audited Consolidated Financial Statements:

Consolidated Balance Sheets as of December 31, 2006 and 2005............... F-3

Consolidated Statements of Income for the years ended December 31, 2006,
  2005, and 2004........................................................... F-4

Consolidated Statements of Changes in Shareholder's Equity and
  Comprehensive Income for the years ended December 31, 2006, 2005, and
  2004..................................................................... F-5

Consolidated Statements of Cash Flows for the years ended December 31,
  2006, 2005, and 2004..................................................... F-6

Notes to Consolidated Financial Statements................................. F-7

            Report of Independent Registered Public Accounting Firm

The Board of Directors
John Hancock Life Insurance Company (U.S.A.)

We have audited the accompanying consolidated balance sheets of John Hancock Life Insurance Company (U.S.A) ("The Company") as of December 31, 2006 and 2005, and the related consolidated statements of income, changes in shareholder's equity and other comprehensive income, and cash flows for each of the three years in the period ended December 31, 2006. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of John Hancock Life Insurance Company (U.S.A.) at December 31, 2006 and 2005 and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2006 in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, in 2006 the Company changed its method of accounting for defined benefit pension and other post retirement plans. Also as discussed in Note 1 to the consolidated financial statements, in 2004 the Company changed its method of accounting for certain nontraditional long duration contracts and for separate accounts.

                                                   /s/ ERNST & YOUNG LLP

Boston, Massachusetts
April 20, 2007

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

                          CONSOLIDATED BALANCE SHEETS

                                                                December 31,
                                                              -----------------
                                                                2006     2005
                                                              -------- --------
                                                                (in millions)
Assets

Investments
Fixed maturities:
   Available-for-sale - at fair value (cost: 2006 - $11,231;
     2005 - $11,215)......................................... $ 11,629 $ 11,770
Equity securities:
   Available-for-sale - at fair value (cost: 2006 - $857;
     2005 - $478)............................................    1,034      584
Mortgage loans on real estate................................    2,446    2,410
Real estate..................................................    1,401    1,449
Policy loans.................................................    2,340    2,187
Short term investments.......................................      645      549
Other invested assets........................................      132       61
                                                              -------- --------
   Total Investments.........................................   19,627   19,010

Cash and cash equivalents....................................    4,112    2,591
Accrued investment income....................................      247      246
Deferred acquisition costs...................................    4,701    4,112
Deferred sales inducements...................................      235      231
Amounts due from affiliates..................................    2,657    2,520
Reinsurance recoverable......................................    1,295    1,201
Other assets (Goodwill: 2006-$54; 2005-$54)..................    1,276    1,184
Separate account assets......................................   90,462   70,565
                                                              -------- --------
   Total Assets.............................................. $124,612 $101,660
                                                              ======== ========
Liabilities and Shareholder's Equity

Liabilities:

Future policy benefits....................................... $ 22,379 $ 20,930
Policyholders' funds.........................................      226      161
Unearned revenue.............................................      766      811
Unpaid claims and claim expense reserves.....................      776      579
Dividends payable to policyholders...........................      200      203
Amounts due to affiliates....................................    2,767    2,396
Deferred income tax liability................................      762      610
Other liabilities............................................    1,492    1,278
Separate account liabilities.................................   90,462   70,565
                                                              -------- --------
   Total Liabilities.........................................  119,830   97,533

Shareholder's Equity:

Capital stock................................................       76        5
Additional paid in capital...................................    2,145    2,045
Retained earnings............................................    1,922    1,410
Accumulated other comprehensive income.......................      639      667
                                                              -------- --------
   Total Shareholder's Equity................................    4,782    4,127
                                                              -------- --------
   Total Liabilities and Shareholder's Equity................ $124,612 $101,660
                                                              ======== ========

The accompanying notes are an integral part of these consolidated financial statements.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

                       CONSOLIDATED STATEMENTS OF INCOME

                                                           For the years ended
                                                               December 31,
                                                           --------------------
                                                            2006   2005   2004
                                                           ------ ------ ------
                                                              (in millions)
Revenues
   Premiums............................................... $1,014 $  870 $  943
   Fee income.............................................  2,483  1,769  1,374
   Net investment income..................................  1,163  1,169  1,148
   Net realized investment gains..........................      5    209    285
                                                           ------ ------ ------
       Total revenues.....................................  4,665  4,017  3,750

Benefits and expenses

   Benefits to policyholders..............................  1,889  1,579  1,687
   Other operating costs and expenses.....................  1,117    921    737
   Amortization of deferred acquisition costs and
     deferred sales inducements...........................    529    322    358
   Dividends to policyholders.............................    395    400    389
                                                           ------ ------ ------
       Total benefits and expenses........................  3,930  3,222  3,171

Income before income taxes and cumulative effect of
  accounting change.......................................    735    795    579
Income taxes..............................................    223    247    168
                                                           ------ ------ ------
Income before cumulative effect of accounting change......    512    548    411
Cumulative effect of accounting change, net of tax........     --     --     48
                                                           ------ ------ ------
Net income................................................ $  512 $  548 $  459
                                                           ====== ====== ======

The accompanying notes are an integral part of these consolidated financial statements.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

          CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                           AND COMPREHENSIVE INCOME

                                                                         Accumulated
                                                    Additional              Other         Total
                                            Capital  Paid In   Retained Comprehensive Shareholder's Outstanding
                                             Stock   Capital   Earnings    Income        Equity       Shares
                                            ------- ---------- -------- ------------- ------------- -----------
                                                 (in millions, except for shares outstanding)       (thousands)
Balance at January 1, 2004.................   $ 5     $2,024    $  753      $ 793        $3,575        4,829
   Comprehensive income:
       Net income..........................                        459                      459
       Other comprehensive income,
         net of tax:
          Net unrealized losses............                                   (25)          (25)
          Net gains on cash flow
            hedges.........................                                     6             6
          Minimum pension liability........                                    (1)           (1)
          Foreign currency
            translation adjustment.........                                    55            55
                                                                                         ------
   Comprehensive income....................                                                 494
Dividend paid to parent....................                       (150)                    (150)
                                              ---     ------    ------      -----        ------        -----
Balance at December 31, 2004...............   $ 5     $2,024    $1,062      $ 828        $3,919        4,829
                                              ===     ======    ======      =====        ======        =====
Balance at January 1, 2005.................   $ 5     $2,024    $1,062      $ 828        $3,919        4,829
   Comprehensive income:
       Net income..........................                        548                      548
       Other comprehensive income,
         net of tax:
          Net unrealized losses............                                  (139)         (139)
          Net losses on cash flow
            hedges.........................                                    (1)           (1)
          Minimum pension liability........                                   (21)          (21)
                                                                                         ------
   Comprehensive income....................                                                 387
Capital contribution from parent...........               13                                 13
Transactions with affiliates...............                8                                  8
Dividend paid to parent....................                       (200)                    (200)
                                              ---     ------    ------      -----        ------        -----
Balance at December 31, 2005...............   $ 5     $2,045    $1,410      $ 667        $4,127        4,829
                                              ===     ======    ======      =====        ======        =====
Balance at January 1, 2006.................   $ 5     $2,045    $1,410      $ 667        $4,127        4,829
   Comprehensive income:
       Net income..........................                        512                      512
       Other comprehensive income,
         net of tax:.......................
          Net unrealized losses............                                   (38)          (38)
          Minimum pension liability........                                     5             5
          Foreign currency
            translation adjustment.........                                     7             7
                                                                                         ------
   Comprehensive income....................                                                 486
SFAS 158 transition adjustment.............                                    (2)           (2)
Common stock issued to parent..............    71                                            71
Transaction with affiliate.................               87                                 87
Stock options..............................               13                                 13
                                              ---     ------    ------      -----        ------        -----
Balance at December 31, 2006...............   $76     $2,145    $1,922      $ 639        $4,782        4,829
                                              ===     ======    ======      =====        ======        =====

The accompanying notes are an integral part of these consolidated financial statements.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                           For the years ended December 31,
                                                                           -------------------------------
                                                                             2006        2005       2004
                                                                            --------    -------   -------
                                                                                  (in millions)
Cash flows provided by (used in) operating activities:
   Net income............................................................. $    512    $   548    $   459
       Adjustments to reconcile net income to net cash provided by operating activities:
       Net realized investment gains......................................       (5)      (209)      (285)
       Change in accounting principle.....................................       --         --        (48)
       Amortization of premium/discount - fixed maturities................       13         27        (18)
       Deferral of acquisition costs and sales inducements................   (1,154)      (976)      (901)
       Amortization of deferred acquisition costs and deferred sales
         inducements......................................................      529        322        358
       Depreciation and amortization......................................       26         27         21
       (Increase) decrease in accrued investment income...................       (1)        58          7
       Decrease (increase) in other assets and other liabilities, net.....      104       (378)       145
       Increase (decrease) in policyholder liabilities and accruals,
         net..............................................................      479       (397)       432
       Increase in deferred income tax liability..........................      122        118        128
                                                                            --------    -------   -------
       Net cash provided by (used in) operating activities................      625       (860)       298

Cash flows used in investing activities:
   Sales, maturities, prepayments and scheduled redemptions of:
       Fixed maturities available-for-sale................................   10,315      8,523      9,218
       Equity securities available-for-sale...............................      355        153        209
       Mortgage loans on real estate......................................    1,105        508        335
       Real estate........................................................       27          9          3
       Other invested assets..............................................        1          1         --
   Purchases of:
       Fixed maturities available-for-sale................................  (10,327)    (9,294)    (9,277)
       Equity securities available-for-sale...............................     (690)      (261)      (159)
       Real estate........................................................      (16)       (35)      (212)
       Other invested assets..............................................      (75)        (7)        --
   Mortgage loans on real estate issued...................................   (1,128)      (529)      (481)
   Net purchases of short-term investments................................     (162)      (112)      (170)
   Policy loans (advanced) repaid, net....................................     (154)       480       (149)
                                                                            --------    -------   -------
       Net cash used in investing activities..............................     (749)      (564)      (683)

Cash flows provided by financing activities:
   Common stock issued to parent..........................................       71         --         --
   Capital contribution from parent.......................................       --         13         --
   Cash received on sale of real estate to affiliate......................      150         --         --
   Net cash transferred related to Taiwan operations......................       --        (24)        --
   Universal life and investment-type contract deposits...................    2,832      2,144    $ 2,250
   Universal life and investment-type contract maturities and
     withdrawals..........................................................   (1,266)      (938)    (1,327)
   Net transfers to separate accounts from policyholders funds............     (433)      (341)      (414)
   Unearned revenue on financial reinsurance..............................      (49)        49        120
   Increase in amounts due to/from affiliates, net........................      289      1,810        155
   Excess tax benefits related to share based payments....................        2         --         --
   Net reinsurance recoverable............................................       49         20        261
   Dividend paid to parent................................................       --       (200)      (150)
                                                                            --------    -------   -------
   Net cash provided by financing activities..............................    1,645      2,533        895

   Net increase in cash and cash equivalents..............................    1,521      1,109        510
Cash and cash equivalents at beginning of year............................    2,591      1,482        972
                                                                            --------    -------   -------
Cash and cash equivalents at end of year.................................. $  4,112    $ 2,591    $ 1,482
                                                                            ========    =======   =======

The accompanying notes are an integral part of these consolidated financial statements.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Note 1 - Summary of Significant Accounting Policies

Business

John Hancock Life Insurance Company (U.S.A.) ("JH USA" or "The Company") is a wholly owned subsidiary of The Manufacturers Investment Corporation ("MIC"). MIC is an indirect, wholly owned subsidiary of The Manufacturers Life Insurance Company ("MLI"). MLI, in turn, is a wholly owned subsidiary of Manulife Financial Corporation ("MFC"), a Canadian-based publicly traded company. MFC and its subsidiaries are collectively known as "Manulife Financial".

JH USA was formerly known as The Manufacturers Life Insurance Company (U.S.A.). As a result of the 2004 merger between MFC and John Hancock Financial Services, Inc., ("JHFS"), the Company changed its name effective January 1, 2005.

The Company offers and issues individual and group annuity contracts, and individual life insurance and group pension contracts. All of these contracts (collectively, the "contracts") are sold primarily in the United States. Amounts invested in the fixed portion of the contracts are allocated to the general account of the Company. Amounts invested in the variable portion of the contracts are allocated to the separate accounts of the Company. Each of these separate accounts invest in either the shares of various portfolios of the John Hancock Trust ("JHT"), a no-load, open-end investment management company organized as a Massachusetts business trust, or in various portfolios of open-end investment management companies offered and managed by unaffiliated third parties.

John Hancock Investment Management Services, LLC ("JHIMS"), a subsidiary of the Company, is the investment advisor to JHT. On November 1, 2005, JHIMS amended its Limited Liability Company Agreement to admit a new member. This amendment decreased the Company's consolidated ownership interest in JHIMS from 100% to 95%. JH USA directly owns 57% of JHIMS, while it's wholly owned subsidiary, John Hancock Life Insurance Company of New York, owns 38%. The remaining 5% of JHIMS is owned by an affiliate, John Hancock Funds, LLC.

Basis of Presentation

The accompanying consolidated financial statements include the accounts of the Company and its majority owned and or controlled subsidiaries. All significant intercompany transactions and balances have been eliminated.

The accompanying consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Partnerships, joint venture interests and other equity investments in which the Company does not have a controlling financial interest, but has significant influence, are recorded using the equity method of accounting and are included in other invested assets.

Reclassifications

Certain prior year balances have been reclassified to conform to the current year's presentation.

Investments

The Company classifies its fixed maturity securities as available-for-sale and records these securities at fair value. Interest income is generally recognized on the accrual basis. The cost of fixed maturity securities is adjusted for amortization of premiums and accretion of discounts which are calculated using the effective interest method. Such amortization is included in net investment income. The amortized cost of fixed maturity investments is adjusted for impairments in value deemed to be other than temporary, and such adjustments are reported as a component of net realized investment gains.

For the mortgage-backed securities, the Company recognizes amortization using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the yield is recalculated to reflect actual payments to date and anticipated future payments.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Realized gains and losses on sales of securities classified as available-for-sale are recognized in income using the specific identification method. A decline in the value of a specific security that is considered other-than-temporary results in a write-down of the cost basis of the security and a charge to income in the period of recognition. Unrealized gains and losses, other than unrealized losses that are considered to be other-than-temporary, are reflected directly in accumulated other comprehensive income after adjustments for deferred income taxes, deferred acquisition costs, deferred sales inducements, and participating group annuity contracts.

Equity securities include common stock and preferred stock. Equity securities that have readily determinable fair values are carried at fair value. For equity securities that the Company classifies as available-for-sale, unrealized gains and losses are reflected in shareholders' equity, as described above for fixed maturity securities. Impairments in value deemed to be other than temporary are reported as a component of net realized investment gains.

In evaluating whether a decline in fair value is other-than-temporary, the Company considers various factors, including the time and extent to which the fair value has been less than cost, the financial condition and near term prospects of the issuer, the intent and ability to hold the security until it recovers in value or matures, and whether the debtor is current on contractually obligated interest and principal payments.

Mortgage loans on real estate are carried at unpaid principal balances and are adjusted for amortization of premium or discount, less allowance for probable losses. Premiums or discounts are amortized over the life of the mortgage loan contract in a manner that results in a constant effective yield. Interest income and amortization amounts and other costs that are recognized as an adjustment of yield are included as components of net investment income. When it is probable that the Company will be unable to collect all amounts of principal and interest due according to the contractual terms of the mortgage loan agreement, the loan is deemed to be impaired and a valuation allowance for probable losses is established. The valuation allowance is based on the present value of the expected future cash flows, discounted at the loan's original effective interest rate, or is based on the collateral value of the loan if the loan is collateral dependent. The Company estimates this level to be adequate to absorb estimated probable credit losses that exist at the balance sheet date. Any change to the valuation allowance for mortgage loans on real estate is reported as a component of net realized investment gains. Interest received on impaired mortgage loans on real estate is included in interest income in the period received. If foreclosure becomes probable, the measurement method used is based on the collateral value. Foreclosed real estate is recorded at the collateral's fair value at the date of foreclosure, which establishes a new cost basis.

Investment real estate, which the Company has the intent to hold for the production of income, is carried at depreciated cost, using the straight-line method of depreciation, less adjustments for impairments in value. In those cases where it is determined that the carrying amount of investment real estate is not recoverable, an impairment loss is recognized based on the difference between the depreciated cost and fair value of the asset. The Company reports impairment losses as part of net realized investment gains.

Policy loans are reported at aggregate unpaid balances, which approximate fair value.

Short-term investments, which include investments with maturities greater than 90 days and less than one year, are reported at fair value.

Interest on fixed maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premiums or accretion of discounts. Interest on restructured mortgage loans is recorded as income based on the rate to be paid; interest on delinquent mortgage loans is recorded as income on a cash basis. Dividends are recorded as income on the ex-dividend date.

Derivative Financial Instruments

All derivative instruments are reported on the consolidated balance sheets at fair value, with changes in fair value recorded in income or equity, depending on the nature of the derivative instrument. Changes in the fair value of derivatives not designated as hedges are recognized in income.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

For fair value hedges, the Company is hedging changes in the fair value of assets, liabilities or firm commitments with changes in fair values of the derivative instruments. Changes in the fair value of derivatives are recorded in income, and changes in the fair value of hedged items are recorded in income to the extent the hedge is effective. For cash flow hedges, the Company is hedging the variability of cash flows related to forecasted transactions. The effective portion of changes in the fair value of cash flow hedges is initially recorded in accumulated other comprehensive income and is subsequently reflected into income in the same period or periods during which the hedged transaction affects earnings.

Cash and Cash Equivalents

Cash and cash equivalents include cash and all highly liquid debt investments with a remaining maturity of three months or less. Cash equivalents are stated at cost plus accrued interest, which approximates fair value.

Deferred Acquisition Costs ("DAC") and Deferred Sales Inducements ("DSI")

Commissions and other expenses that vary with, and are primarily related to, the production of new business are deferred to the extent recoverable and included as an asset. Acquisition costs associated with annuity contracts and group pension contracts are being amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins. The amortization is adjusted retrospectively when estimates of current or future gross profits are revised. Assuming the unrealized gains or losses on securities had been realized at year-end, DAC is adjusted for the impact on estimated future gross profits for such unrealized gains (losses). The impact of any such adjustments is included in net unrealized gains (losses) in accumulated other comprehensive income. DAC associated with traditional non-participating individual insurance contracts is amortized over the premium-paying period of the related policies. DAC is reviewed annually to determine recoverability from future income and, if not recoverable, is immediately expensed. As of December 31, 2006, the Company's DAC was deemed recoverable.

The Company currently offers enhanced crediting rates or bonus payments to contract holders on certain of its individual annuity products (Deferred Sales Inducements). Those inducements that are incremental to amounts the Company credits on similar contracts without sales inducements and are higher than the contracts' expected ongoing crediting rates for periods after the inducements are capitalized at inception. The capitalized amounts are then amortized over the life of the underlying contracts consistent with the methodology used to amortize DAC. DSI is reviewed annually to determine recoverability from future income, and if not recoverable, is immediately expensed. As of December 31, 2006, the Company's DSI was deemed recoverable.

Reinsurance

The Company utilizes reinsurance agreements to provide for greater diversification of business, allowing management to control exposure to potential losses arising from large risks and provide additional capacity for growth.

Assets and liabilities related to reinsurance ceded contracts are reported on a gross basis. The accompanying statements of income reflect premiums, benefits and settlement expenses net of reinsurance ceded. Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to its policyholders to the extent that counterparties to reinsurance ceded contracts do not meet their contractual obligations.

Separate Accounts

Separate account assets and liabilities reported in the Company's consolidated balance sheets represent funds that are administered and invested by the Company to meet specific investment objectives of the contract holders. Net investment income and net realized investment gains or losses generally accrue directly to such contract holders who bear the investment risk, subject, in some cases, to principal guarantees and minimum guaranteed rates of income. The assets of each separate account are legally segregated and are not subject to claims that arise out of any other business of the Company. Separate account assets are reported at fair value. Deposits, net investment income and net realized investment gains or losses of separate accounts are not included in the revenues of the Company. Fees charged to contract holders, principally mortality, policy administration and surrender charges, are included in the revenues of the Company.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Future Policy Benefits and Policyholders' Funds

Policyholder liabilities for traditional non-participating life insurance policies, reinsurance policies, and accident and health policies are computed using the net level premium method. The calculations are based upon estimates as to future mortality, morbidity, persistency, maintenance expenses, and interest rate yields that were applicable in the year of issue. The assumptions include a provision for the risk of adverse deviation.

For payout annuities in loss recognition, policyholder liabilities are computed using estimates of expected mortality, expenses, and investment yields as determined at the time these contracts first moved into loss recognition. Payout annuity reserves are adjusted for the impact of net realized investment gains associated with the underlying assets.

For fixed and variable annuities, group pension contracts, variable life contracts, and universal life insurance contracts with no substantial mortality or morbidity risk, policyholder liabilities equal the policyholder account values. Account values are increased for deposits received and interest credited and are reduced by withdrawals, mortality charges, and administrative expenses charged to the policyholders.

Benefits for fixed and variable annuities, variable life contracts, universal life insurance contracts, and group pension contracts include interest credited to policyholder account values and benefit claims incurred during the period in excess of policyholder account values.

For traditional participating life insurance policies, policyholder liabilities are computed using the net level premium reserve for death and endowment policy benefits. Mortality and interest assumptions are the same as the non-forfeiture benefit assumptions at the time the policy was issued. For the years 2004 through 2006, interest rate assumptions used in the calculation of the liabilities for traditional participating life insurance policies ranged from 2.5% to 7.8%. As of December 31, 2006 and 2005, participating insurance liabilities expressed as a percentage of total actuarial reserves and account values were 39.2% and 41.2%, respectively.

Participating Insurance

For those participating policies in force as of September 23, 1999 and as a result of the demutualization of MLI, separate sub-accounts were established within the participating accounts of the Company. These sub-accounts permit this participating business to be operated as a separate "closed block" of business. As of December 31, 2006 and 2005, $8,894 million and $8,743 million of policyholder liabilities and accruals related to the participating policyholders' accounts were included in the closed block.

JH USA's Board of Directors approves the amount of policyholder dividends to be paid annually. The aggregate amount of policyholder dividends is calculated based on actual interest, mortality, morbidity and expense experience for the year, and on management's judgment as to the appropriate level of equity to be retained by the Company. The carrying value of the policyholder dividend liability approximated the earned amount and fair value as of December 31, 2006 and 2005.

Revenue Recognition

Premiums on long-duration life insurance and reinsurance contracts are recognized as revenue when due. Premiums on short-duration contracts are earned over the related contract period. Net premiums on limited-payment contracts are recognized as revenue and the difference between the gross premium received and the net premium is deferred and recognized in income based on either a constant relationship to insurance in force or the present value of annuity benefits, depending on the product type.

Fee income from annuity contracts, pension contracts, and insurance contracts consists of charges for mortality, expense, surrender and administration that have been assessed against the policyholder account balances. To the extent such charges compensate the Company for future services, they are deferred and will be recognized in income over the period earned using the same assumptions as those associated with the amortization of DAC.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Federal Income Taxes

Income taxes have been provided for in accordance with SFAS 109, "Accounting for Income Taxes". Under this method, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities, and are measured using the enacted tax rates and laws that likely will be in effect when the differences are expected to reverse. The measurement of deferred tax assets is reduced by a valuation allowance if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

Share Based Payments

The Company adopted SFAS 123(R), "Share Based Payment", on January 1, 2006. This standard requires that the costs resulting from share based payment transactions with employees be recognized in the financial statements using a fair value based measurement method. The Company had previously adopted the fair value recognition provisions of SFAS 123, "Accounting for Stock Options", effective January 1, 2003 prospectively for all options granted to employees on or after January 1, 2002.

Certain Company employees are provided compensation in the form of stock options, deferred share units and restricted share units in MFC. Effective January 1, 2002, MFC prospectively changed its accounting policy for employee stock options from the intrinsic value method to the fair value method for awards granted on or after January 1, 2002. As a result, the fair value of the stock options granted by MFC to the Company's employees is recorded by the Company over the vesting periods. The fair value of the deferred share units granted by MFC to Company employees is recognized in the accounts of the Company over the vesting periods of the units. The intrinsic fair value of the restricted share units granted by MFC to JH USA employees is recognized in the accounts of the Company over the vesting periods of the units. The stock-based compensation is a legal obligation of MFC, but in accordance with U.S generally accepted accounting principles, is recorded in the accounts of the Company in other operating costs and expenses.

Upon adoption of SFAS 123(R), the Company was required to determine the portion of additional paid in capital that was generated from the realization of excess tax benefits prior to the adoption of SFAS 123(R) available to offset deferred tax assets that may need to be written off in future periods had the Company adopted the SFAS 123 fair value recognition provisions in 2001. The Company elected to calculate this "pool" of additional paid in capital using the shortcut method as permitted by FASB Staff Position ("FSP") 123(R)-3, "Transition Election to Accounting for the Tax Effects of Share Based Payment Awards".

SFAS 123(R) also requires the benefits of tax deductions in excess of recognized compensation expense to be reported as a financing cash flow, rather than as an operating cash flow. This requirement will reduce net operating cash flows and increase net financing cash flows in periods after adoption. Financing cash flows for 2006 of $2 million related to the benefits of excess tax deductions have been reported in the Consolidated Statements of Cash Flows.

Foreign Currency Translation

The consolidated balance sheets of the Company's foreign operations and the Company's non-U.S. dollar investments are translated into U.S. dollars using translation rates in effect at the consolidated balance sheet dates. The consolidated statements of income of the Company's foreign operations are translated into U.S. dollars using average translation rates prevailing during the respective periods. Translation adjustments are included in accumulated other comprehensive income.

Recent Accounting Pronouncements

   Statement of Financial Accounting Standards No.159, The Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159")

In February 2007, the Financial Accounting Standards Board (the "FASB") issued SFAS 159. SFAS 159's objective is to enable companies to mitigate the earnings volatility caused by measuring related assets and liabilities differently, without having to apply complex hedge accounting provisions. SFAS 159 provides the option to use fair value accounting for most financial assets and financial liabilities, with changes in fair value reported in earnings. Selection of the fair value option is irrevocable, and can be applied on a partial basis, i.e., to some but not all similar financial assets or liabilities.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

SFAS 159 will be effective for the Company beginning January 1, 2008, and will then be prospectively applicable. The Company is currently evaluating the impact SFAS 159 will have on its consolidated financial statements.

   Statement of Financial Accounting Standards No.158, Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans, an amendment of FASB Statements No. 87, 88, 106 and 123(R) ("SFAS 158")

On December 31, 2006, the Company adopted SFAS 158. SFAS 158 requires the Company on a prospective basis to recognize in its consolidated balance sheet either an asset for a defined benefit postretirement plan's overfunded status or a liability for its underfunded status. Changes in the funded status of a defined benefit postretirement plan are recognized in comprehensive income in the year the changes occur.

As a result of the adoption of SFAS 158 as of December 31, 2006, the Company recorded a loss of ($2) million, net of tax benefit of $1 million, to accumulated other comprehensive income to recognize the funded status of its defined benefit pension and other post-retirement benefit plans.

Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157")

On September 15, 2006, the FASB issued SFAS 157. This standard, which provides guidance on how to measure fair values of assets and liabilities, applies whenever other standards require or permit assets or liabilities to be measured at fair value, but does not discuss when to use fair value accounting. SFAS 157 establishes a fair value measurement hierarchy that gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data, and requires fair value measurements to be separately disclosed by level within the hierarchy.

SFAS 157 will be effective for the Company beginning January 1, 2008 and will then be prospectively applicable. The Company is currently evaluating the impact SFAS 157 will have on its consolidated financial statements.

   FASB Financial Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48")

The FASB issued FIN 48 in June 2006. FIN 48 prescribes recognition and measurement model for impact of tax positions taken or expected to be taken in a tax return, and provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 requires evaluation of whether a tax position taken on a tax return is more likely than not to be sustained if challenged, and if so, evaluation of the largest benefit that is more than 50% likely of being realized on ultimate settlement. Differences between these benefits and actual tax positions result in either (A) an increase in a liability for income taxes payable or a reduction of an income tax refund receivable, (B) a reduction in a deferred tax asset or an increase in a deferred tax liability, or both A and B. FIN 48 requires recording a cumulative effect of adoption in retained earnings as of beginning of year of adoption.

FIN 48 will be effective for the Company's consolidated financial statement beginning January 1, 2007 and will be prospectively applied. Adoption of FIN 48 is not expected to result in a material impact on the Company's consolidated financial statements.

   Statement of Financial Accounting Standards No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155")

On February 16, 2006, the FASB issued SFAS 155, amending FASB Statements 133 and 140, bringing consistency to accounting and reporting for certain hybrid financial instruments by simplifying and eliminating exceptions to the accounting for them. SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole (eliminating the need to bifurcate the derivative from its host) if the holder elects to account for the whole instrument on a fair value basis. SFAS 155 also clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133, establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation, clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives, and amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument.

SFAS 155 will be effective for the Company's financial statements beginning on January 1, 2007 and will be applied to financial instruments created or modified after that date. Adoption of SFAS 155 is not expected to result in a material impact on the Company's consolidated financial statements.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

   Statement of Position 05-1 - "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" ("SOP 05-1")

In September 2005, the Accounting Standards Executive Committee ("AcSEC") of the American Institute of Certified Public Accountants ("AICPA") issued SOP 05-1. SOP 05-1 provides guidance on accounting for deferred acquisition costs of internal replacements of insurance and investment contracts. An internal replacement that is determined to result in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized deferred acquisition costs, unearned revenue liabilities, and deferred sales inducement assets from extinguished contracts should no longer be deferred and instead be charged off to expense.

SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. Retrospective adoption is not permitted. In connection with the Company's adoption of SOP 05-1 as of January 1, 2007, there was no cumulative effect adjustment recorded to the Company's consolidated financial statements.

   Emerging Issues Task Force Issue No. 04-5 "Investor's Accounting for an Investment in a Limited Partnership When the Investor Is the Sole General Partner and the Limited Partners Have Certain Rights" ("EITF 04-5")

In July 2005, the Emerging Issues Task Force of the FASB issued EITF 04-5. EITF 04-5 mandates a rebuttable presumption that the general partner of a partnership (or managing member of a limited liability company) controls the partnership and should consolidate it, unless limited partners have either substantive kickout rights (defined as the ability to remove the general partner without cause by action of simple majority) or have substantive participating rights (defined as the ability to be actively involved in managing the partnership) or the partnership is a Variable Interest Entity ("VIE"), in which case VIE consolidated accounting rules should instead be followed. The Company's adoption of EITF 04-5 in 2006 resulted in no impact to the Company's consolidated financial statements.

   Statement of Financial Accounting Standards No. 154 - Accounting Changes and Error Corrections- a replacement of APB Opinion No. 20 and Statement of Financial Accounting Standards No. 3 ("SFAS 154")

In May 2005, the FASB issued SFAS 154, which replaces Accounting Principles Board ("APB") Opinion 20, "Accounting Changes", and SFAS 3, "Reporting Accounting Changes in Interim Financial Statements", and which changes the requirements for the accounting for and reporting of a change in accounting principle. This Statement applies to all voluntary changes in accounting principle. It also applies to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions.

SFAS 154 requires retrospective application to prior periods' financial statements of changes in accounting principle. SFAS 154 carries forward without change the guidance contained in Opinion 20 for reporting the correction of an error in previously issued financial statements and reporting a change in accounting estimate, and also carries forward requirements for justification of a change in accounting principle on the basis of preferability.

The adoption of SFAS 154 on January 1, 2006 had no immediate impact on the Company's consolidated financial statements.

   SFAS No. 123 (revised 2004) - Share Based Payment ("SFAS 123(R)")

In December 2004, the FASB issued SFAS 123R, which is a revision of SFAS 123, "Accounting for Stock-Based Compensation". SFAS 123(R) supersedes APB Opinion No. 25, "Accounting for Stock Issued to Employees", and amends SFAS 95, "Statement of Cash Flows". Generally, the approach in SFAS 123(R) is similar to the approach described in SFAS 123. However, SFAS 123(R) requires all share-based payments to employees, including grants of employee stock options, to be recognized in the statements of income based on their fair values. Pro forma disclosure is no longer an alternative.

The Company adopted the fair-value based method of accounting for share-based payments effective January 1, 2003 using the prospective method described in SFAS 148, "Accounting for Stock-Based Compensation-Transition and Disclosure". The Company uses the Black-Scholes option-pricing model to estimate the value of stock options of MFC granted to its employees.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Because SFAS 123(R) must be applied not only to new awards but to previously granted awards that are not fully vested on the effective date, and because the Company adopted SFAS 123 using the prospective transition method (which applied only to awards granted, modified or settled after the adoption date), compensation cost for some previously granted awards that were not recognized under SFAS 123 will be recognized under SFAS 123(R). However, had the Company adopted SFAS 123(R) in prior periods, the impact of that standard would have been immaterial to its consolidated financial statements.

   FASB Staff Position 106-2 - Accounting and Disclosure Requirements Related to the Medicare Prescription Drug Improvement and Modernization Act of 2003("FSP 106-2")

In May 2004, the FASB issued FSP 106-2. In accordance with FSP 106-2, the Company recorded a $1 million decrease in accumulated postretirement benefit obligation for the year ended December 31, 2004.

On December 8, 2003, President George W. Bush signed into law the Medicare Prescription Drug Improvement and Modernization Act of 2003 (the "Act"). The Act expanded Medicare, primarily by adding a prescription drug benefit for Medicare eligible retirees effective January 1, 2006. The Act provides for special tax-free subsidies to employers that offer plans with qualifying drug coverage beginning in 2006. Since the subsidy provided by the Company to its retirees for prescription drug benefits meets the criteria for qualifying drug coverage, the Company anticipates that the benefits it pays after 2005 for its retirees will be lower as a result of the new Medicare provisions and has reflected that reduction in its other post-retirement benefit plan liability.

   Statement of Position 03-1 - "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1")

In July 2003, the AcSEC of the AICPA issued SOP 03-1. SOP 03-1 provides guidance on a number of topics including separate account presentation, interests in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, returns based on a contractually referenced pool of assets or index, accounting for contracts that contain death or other insurance benefit features, accounting for reinsurance and other similar contracts, accounting for annuitization guarantees, and sales inducements to contract holders. SOP 03-1 was effective for the Company's consolidated financial statements on January 1, 2004, and resulted in an increase in 2004 net income and shareholder's equity of $48 million (net of income tax expense of $26 million).

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 2 - Investments

The following information summarizes the components of net investment income and net realized investment gains (losses):

                                                          For the year ended
                                                             December 31,
                                                        ----------------------
                                                         2006    2005    2004
                                                        ------  ------  ------
                                                             (in millions)
Net investment income
   Fixed maturities.................................... $  730  $  705  $  692
   Equity securities...................................     24      17      16
   Mortgage loans on real estate.......................    152     157     155
   Real estate.........................................     98      92      86
   Other...............................................    219     233     230
                                                        ------  ------  ------
   Gross investment income.............................  1,223   1,204   1,179
       Less investment expenses........................     60      35      31
                                                        ======  ======  ======

Net investment income.................................. $1,163  $1,169  $1,148
                                                        ======  ======  ======
Net realized investment gains (losses)
   Fixed maturities.................................... $  (54) $  178  $  216
   Equity securities...................................     44      17      34
   Mortgage loans on real estate.......................     13      20      37
   Real estate.........................................      7      (2)      1
   Other...............................................     (5)     (4)     (3)
                                                        ------  ------  ------
Net realized investment gains.......................... $    5  $  209  $  285
                                                        ======  ======  ======

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

As of December 31, 2006 and 2005, all fixed maturity and equity securities were classified as available-for-sale and reported at fair value. The amortized cost and fair value are summarized below for the years indicated:

                                                              December 31, 2006
                                                   ---------------------------------------
                                                               Gross      Gross
                                                   Amortized Unrealized Unrealized  Fair
                                                     Cost      Gains      Losses    Value
                                                   --------- ---------- ---------- -------
                                                                (in millions)
Available-for-Sale:
U.S. government...................................  $ 4,052     $ 47       $  5    $ 4,094
Foreign governments...............................      937      182         --      1,119
Corporate securities..............................    6,079      234         62      6,251
Mortgage-backed securities........................      163        4          2        165
                                                    -------     ----       ----    -------
Total fixed maturities available-for-sale.........   11,231      467         69     11,629
Equity securities.................................      857      182          5      1,034
                                                    -------     ----       ----    -------
   Total fixed maturities and equity securities
     available-for-sale...........................  $12,088     $649       $ 74    $12,663
                                                    =======     ====       ====    =======

                                                              December 31, 2005
                                                   ---------------------------------------
                                                               Gross      Gross
                                                   Amortized Unrealized Unrealized  Fair
                                                     Cost      Gains      Losses    Value
                                                   --------- ---------- ---------- -------
                                                                (in millions)
Available-for-Sale:
U.S. government...................................  $ 4,332     $102       $ 35    $ 4,399
Foreign governments...............................    1,019      221         --      1,240
Corporate securities..............................    5,723      321         56      5,988
Mortgage-backed securities........................      141        4          2        143
                                                    -------     ----       ----    -------
Total fixed maturities available-for-sale.........   11,215      648         93     11,770
Equity securities.................................      478      113          7        584
                                                    -------     ----       ----    -------
   Total fixed maturities and equity securities
     available-for-sale...........................  $11,693     $761       $100    $12,354
                                                    =======     ====       ====    =======

Proceeds from sales of fixed maturity securities were $9,657 million, $8,293 million, and $8,860 million for the years ended December 31, 2006, 2005, and 2004. Gross gains and losses of $114 million and $125 million, respectively, were realized on those sales (2005 - $214 million and $69 million, respectively; 2004 - $252 million and $123 million, respectively). During 2006, other-than-temporary impairments on fixed maturity securities of $54 million (2005 - $0; 2004 - $0) were recognized in the consolidated statements of income.

Proceeds from sales of equity securities were $355 million, $153 million, and $209 million for the years ended December 31, 2006, 2005, and 2004. Gross gains and losses of $48 million and $7 million, respectively, were realized on those sales (2005 - $37 million and $8 million respectively; 2004 - $35 million and $28 million, respectively). In addition, other-than-temporary impairments on equity securities of $10 million, $14 million, and $10 million for the years ended December 31, 2006, 2005, and 2004, respectively, were recognized in the consolidated statements of income.

The Company has a process in place to identify securities that could potentially have an impairment that is other than temporary. This process involves monitoring market events that could impact issuers' credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

At the end of each quarter, the Manulife Loan Review Committee (the "committee") reviews all securities where market value is less than eighty percent of amortized cost for six months or more to determine whether impairments need to be taken. The committee meets with the management responsible for restructurings, as well as the management of each industry team, and portfolio management. The analysis focuses on each investee company's or project's ability to service its debts in a timely fashion and the length of time the security has been trading below amortized cost. The results of this analysis are reviewed by the Manulife Credit Committee. The Loan Review Committee includes Manulife's Chief Financial Officer, Chief Investment Officer, Chief Risk Officer, Chief Credit Officer, and other senior management. This quarterly process includes a fresh assessment of the credit quality of each investment in the entire fixed maturities portfolio.

The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer, including the current and future impact of any specific events; and (3) the Company's ability and intent to hold the security to maturity or until it recovers in value. To the extent the Company determines that a security is deemed to be other than temporarily impaired the difference between amortized cost and fair value is charged to earnings.

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if impairment is other than temporary. These risks and uncertainties include (1) the risk that the committee's assessment of an issuer's ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer, (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, (3) the risk that fraudulent information could be provided to the Manulife investment professionals who determine the fair value estimates and other than temporary impairments, and (4) the risk that new information obtained by Manulife, or changes in other facts and circumstances lead it to change it's intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a charge to earnings in a future period.

The cost amounts for both fixed-maturity securities and equity securities are net of the other-than-temporary impairment charges.

As of December 31, 2006 and 2005, there were 425 and 366 fixed maturity securities with an aggregate gross unrealized loss of $69 million and $93 million as of December 31, 2006, and 2005, of which the single largest unrealized loss was $2 million and $4 million as of December 31, 2006 and 2005, respectively. The Company anticipates that these fixed maturity securities will perform in accordance with their contractual terms and currently has the ability and intent to hold these securities until they recover or mature.

As of December 31, 2006 and 2005, there were 75 and 82 equity securities with an aggregate gross unrealized loss of $5 million and $7 million as of December 31, 2006 and 2005, of which the single largest unrealized loss was $1 million and $1 million as of December 31, 2006 and 2005, respectively. The Company anticipates that these equity securities will recover in value.

                                                       Unrealized Losses on Fixed Maturity and Equity Securities
                                                   ----------------------------------------------------------------
                                                                        As of December 31, 2006
                                                   ----------------------------------------------------------------
                                                    Less than 12 months    12 months or more           Total
                                                   --------------------  --------------------  --------------------
                                                    Carrying              Carrying              Carrying
                                                    Value of              Value of              Value of
                                                   Securities            Securities            Securities
                                                   with Gross            with Gross            with Gross
                                                   Unrealized Unrealized Unrealized Unrealized Unrealized Unrealized
Description of securities:                           Losses     Losses     Losses     Losses     Losses     Losses
--------------------------                         ---------- ---------- ---------- ---------- ---------- ----------
US Treasury obligations and direct obligations of
  U.S. government agencies........................   $  451      $ (3)     $  137      $ (2)     $  588      $ (5)
Federal agency mortgage backed securities.........       22        --          71        (2)         93        (2)
Fixed maturity securities issued by foreign
  governments.....................................       --        --          10        --          10        --
Corporate bonds...................................    1,212       (25)      1,175       (37)      2,387       (62)
                                                     ------      ----      ------      ----      ------      ----
   Total fixed maturity securities................    1,685       (28)      1,393       (41)      3,078       (69)
Equity securities.................................       77        (3)         19        (2)         96        (5)
                                                     ------      ----      ------      ----      ------      ----
   Total fixed maturity and equity securities.....   $1,762      $(31)     $1,412      $(43)     $3,174      $(74)
                                                     ======      ====      ======      ====      ======      ====

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

                                                            Unrealized Losses on Fixed Maturity and Equity Securities
                                                        ----------------------------------------------------------------
                                                                             As of December 31, 2005
                                                        ----------------------------------------------------------------
                                                         Less than 12 months    12 months or more           Total
                                                        --------------------  --------------------  --------------------
                                                         Carrying              Carrying              Carrying
                                                         Value of              Value of              Value of
                                                        Securities            Securities            Securities
                                                        with Gross            with Gross            with Gross
                                                        Unrealized Unrealized Unrealized Unrealized Unrealized Unrealized
Description of securities:                                Losses     Losses     Losses     Losses     Losses     Losses
--------------------------                              ---------- ---------- ---------- ---------- ---------- ----------
US Treasury obligations and direct obligations of U.S.
  government agencies..................................   $1,665      $(30)      $222       $ (5)     $1,887     $ (35)
Federal agency mortgage backed securities..............       66        (2)        15         --          81        (2)
Corporate bonds........................................    1,525       (36)       574        (20)      2,099       (56)
                                                          ------      ----       ----       ----      ------     -----
   Total fixed maturity securities.....................    3,256       (68)       811        (25)      4,067       (93)
Equity securities......................................       37        (4)        22         (3)         59        (7)
                                                          ------      ----       ----       ----      ------     -----
   Total fixed maturity and equity securities..........   $3,293      $(72)      $833       $(28)     $4,126     $(100)
                                                          ======      ====       ====       ====      ======     =====

The amortized cost and fair value of fixed maturities as of December 31, 2006, by contractual maturity, are shown below:

                                                              Amortized  Fair
                                                                Cost     Value
                                                              --------- -------
                                                                (in millions)
Available-for-Sale:
Due in one year or less......................................  $   659  $   657
Due after one year through five years........................    1,657    1,686
Due after five years through ten years.......................    4,253    4,262
Due after ten years..........................................    4,499    4,859
                                                               -------  -------
                                                                11,068   11,464
Mortgage-backed securities...................................      163      165
                                                               -------  -------
   Total fixed maturities available-for-sale.................  $11,231  $11,629
                                                               =======  =======

Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties. Corporate requirements and investment strategies may result in the sale of these investments before maturity.

As of December 31, 2006, fixed maturity securities with a fair value of $8 million (2005 - $9 million) were on deposit with government authorities as required by law.

Mortgage loans on real estate

Mortgage loans on real estate are evaluated periodically as part of the Company's loan review procedures and are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the mortgage agreement. The allowance for losses is maintained at a level believed adequate by management to absorb estimated probable credit losses that exist at the balance sheet date. Management's periodic evaluation of the adequacy of the allowance for losses is based on the Company's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions, and other relevant factors. This evaluation is inherently subjective as it requires estimating the amounts and timing of future cash flows expected to be received on impaired mortgage loans that may be susceptible to significant change. Any change to the valuation allowance for mortgage loans on real estate is reported as a component of net realized investment gains. Interest received on impaired mortgage loans on real estate is included in net investment income in the period received. If foreclosure becomes probable, the measurement method used is based on the collateral value. Foreclosed real estate is recorded at the fair value of the collateral at the date of foreclosure, which establishes a new cost basis.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Mortgage loans on real estate - (continued)

Changes in the allowance for possible losses on mortgage loans on real estate were as follows:

                                     Balance at                      Balance at
                                     Beginning                         End of
(in millions)                        of Period  Additions Deductions   Period
-------------                        ---------- --------- ---------- ----------
Year ended December 31, 2006........    $ 4        $1        $ 3         $2
                                        ---        --        ---         --
Year ended December 31, 2005........    $ 7        $3        $ 6         $4
                                        ---        --        ---         --
Year ended December 31, 2004........    $14        $9        $16         $7
                                        ---        --        ---         --

At December 31, 2006 and 2005, the total recorded investment in mortgage loans considered to be impaired in accordance with Statement of Financial Accounting Standards No. 114, "Accounting by Creditors for Impairment of a Loan," along with the related provision for losses, were as follows:

                                                             As of December 31,
                                                             -----------------
                                                             2006      2005
                                                             ----      ----
                                                             (in millions)
Impaired mortgage loans on real estate with provision for
  losses.................................................... $13       $20
Provision for losses........................................  (2)       (4)
                                                             ---       ---
Net impaired mortgage loans on real estate.................. $11       $16
                                                             ===       ===

All impaired loans have been provided for and no interest is accrued on impaired loans.

The average recorded investment in impaired loans and the interest income recognized on impaired loans were as follows:

                                                      Years Ended December 31,
                                                      ------------------------
                                                      2006     2005    2004
                                                      ----     ----    ----
                                                          (in millions)
Average recorded investment in impaired loans........ $16      $31     $46
Interest income recognized on impaired loans......... $--      $--     $--

The payment terms of mortgage loans on real estate may be restructured or modified from time to time. Generally, the terms of the restructured mortgage loans call for the Company to receive some form or combination of an equity participation in the underlying collateral, excess cash flows or an effective yield at the maturity of the loans sufficient to meet the original terms of the loans.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Mortgage loans on real estate - (continued)

There were no restructured mortgage loans as of December 31, 2006 and 2005, respectively.

At December 31, 2006, the mortgage portfolio was diversified by specific collateral property type and geographic region as displayed below:

                            Carrying                                Carrying
Collateral Property Type     Amount     Geographic Concentration     Amount
------------------------  ------------- ------------------------  -------------
                          (in millions)                           (in millions)
Apartments...............    $  140     East North Central.......    $  328
Industrial...............       495     East South Central.......        39
Office buildings.........       867     Middle Atlantic..........       289
Retail...................       546     Mountain.................       226
Multi family.............       150     New England..............       148
Mixed use................        35     Pacific..................       698
Agricultural.............        63     South Atlantic...........       576
Other....................       152     West North Central.......        11
                                        West South Central.......       133
Allowance for losses.....        (2)    Allowance for losses.....        (2)
                             ------                                  ------
Total....................    $2,446     Total....................    $2,446
                             ======                                  ======

Mortgage loans with outstanding principal balances of $15 million were non-income producing as of December 31, 2006. There was no non-income producing real estate as of December 31, 2006.

Securities Lending

The Company engages in securities lending to generate additional income. Certain securities from its portfolio are loaned to other institutions for certain periods of time. Collateral, which exceeds the market value of the loaned securities, is deposited by the borrower with the Company and retained by the Company until the underlying security has been returned to the Company. The collateral is reported in cash and other liabilities. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value fluctuates. As of December 31, 2006 the Company had loaned securities, which are included in invested assets, with a carrying value and market value of approximately $1,332 million and $1,320 million, respectively (2005 - $3,609 million and $3,636 million, respectively).

Note 3 - Derivatives and Hedging Instruments

The Company uses various derivative instruments to hedge and manage its exposure to changes in interest rate levels, foreign exchange rates, and equity market prices, and to manage the duration of assets and liabilities.

The fair value of derivative instruments classified as assets at December 31, 2006 and 2005 was $39 million and $8 million, and is reported on the consolidated balance sheets in other assets. The fair value of derivative instruments classified as liabilities at December 31, 2006 and 2005 was $91 million and $41 million, and is reported on the consolidated balance sheets in other liabilities.

Fair Value Hedges

The Company uses interest rate futures contracts and interest rate swap agreements as part of its overall strategies of managing the duration of assets and liabilities or the average life of certain asset portfolios to specified targets. Interest rate swap agreements are contracts with counterparties to exchange interest rate payments of a differing character (e.g., fixed-rate payments exchanged for variable-rate payments) based on an underlying principal balance (notional principal). The net differential to be paid or received on interest rate swap agreements and currency rate swap agreements is accrued and recognized as a component of net investment income.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

The Company uses cross currency rate swap agreements to manage exposures to foreign currency arising from its consolidated balance sheet assets and liabilities. Cross currency swap agreements involve an initial and final exchange of principal amounts between parties as well as the exchange of fixed or floating interest payments in one currency for the receipt of fixed or floating interest payments in another currency.

For the years ended December 31, 2006, 2005 and 2004, the Company recognized net gains of $3 million, net losses of $2 million, and net losses of $1 million, respectively, related to the ineffective portion of its fair value hedges.

Cash Flow Hedges

The Company also uses interest rate swap agreements to hedge the variable cash flows arising from floating-rate assets held on its consolidated balance sheet. Under interest rate swap agreements, the Company agrees with other parties to exchange, at specific intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed notional principal amount. Generally, no cash is exchanged at the outset of the contract and neither party makes principal payments.

The Company uses cross currency swaps to manage exposures to foreign currency and variable interest rates arising from its on-balance sheet assets. Cross currency swaps involve an initial and final exchange of principal amounts between parties as well as the exchange of fixed or floating interest payments in one currency for the receipt of fixed or floating interest payments in another currency. The Company uses foreign currency forward contracts to hedge foreign exchange risk, as it generates revenue and holds assets in U.S. dollars, but incurs a significant portion of its maintenance and acquisition expenses in Canadian dollars. These foreign currency contracts qualify as cash flow hedges of foreign currency expenses.

For the year ended December 31, 2006, the Company recognized gains of $0 related to the ineffective portion of its cash flow hedge. For the year ended December 31, 2006, all of the Company's hedged forecast transaction qualified as cash flow hedges.

For the year ended December 31, 2006, a net loss of $0.4 million was reclassified from accumulated other comprehensive income to earnings. It is anticipated that approximately $0.2 million will be reclassified from accumulated other comprehensive income to earnings within the next twelve months. The maximum length for which variable cash flows are hedged is 1 year.

For the year ended December 31, 2006, $0 of the Company's cash flow hedges were discontinued because it was probable that the original forecasted transactions would not occur by the end of the originally specified time period documented at inception of the hedging relationship.

For the years ended December 31, 2006 and 2005 losses of $9.8 million and $8.3 million (net of tax of $5.3 million and $4.5 million) representing the effective portion of the change in fair value of derivative instruments designated as cash flow hedges were added to accumulated other comprehensive income, resulting in a net loss balance of $5.0 million and a net gain balance of $5.1 million (net of tax of $2.7 million and $2.8 million) at December 31, 2006 and 2005, respectively.

Derivatives Not Designated as Hedging Instruments

The Company enters into interest rate swap agreements, interest rate floors, and cross currency swap agreements to manage exposure to interest rates and foreign exchange arising from on-balance sheet assets as described above under Fair Value Hedges without designating the derivatives as hedging instruments.

In addition, the Company uses interest rate floor agreements to hedge the interest rate risk associated with minimum interest rate guarantees in certain of its businesses without designating the derivatives as hedging instruments.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Outstanding derivative instruments were as follows:

                                                                      December 31, 2006
                                                        --------------------------------------------
                                                            Notional or
                                                        Contractual Amounts Carrying Value Fair Value
                                                        ------------------- -------------- ----------
                                                                        (in millions)
Outstanding Derivative Instruments:
Interest rate and currency swaps and floors............       $5,810             $(42)        $(42)
Interest rate options written..........................           12               --           --
Equity contracts.......................................           33               --           --
Currency forwards......................................          313              (10)         (10)
                                                              ------             ----         ----
Total..................................................       $6,168             $(52)        $(52)
                                                              ======             ====         ====

                                                                      December 31, 2005
                                                        --------------------------------------------
                                                            Notional or
                                                        Contractual Amounts Carrying Value Fair Value
                                                        ------------------- -------------- ----------
                                                                            (in millions)
Outstanding Derivative Instruments:
Interest rate and currency swaps and floors............       $1,694             $(39)        $(39)
Interest rate options written..........................           12               --           --
Equity contracts.......................................            5               --           --
Currency forwards......................................          258                6            6
                                                              ------             ----         ----
Total..................................................       $1,969             $(33)        $(33)
                                                              ======             ====         ====

Note 4 - Income Taxes

JH USA and its subsidiaries (collectively the "companies") join with MIC and other affiliates in filing a consolidated federal income tax return. John Hancock Life Insurance Company of New York ("JHNY"), a wholly-owned subsidiary of the Company, filed separate federal income tax returns for the years ended December 31, 2005 and 2004. JHNY will join the companies in filing a consolidated federal income tax return for the year ended December 31, 2006.

In accordance with the income tax sharing agreements in effect for the applicable tax years, the Company's income tax provision (or benefit) is computed as if JH USA and the companies each filed separate federal income tax returns. The tax charge to each of the respective companies will not be more than that which each company would have paid on a separate return basis. Intercompany settlements of income taxes are made through an increase or reduction to amounts due to or from affiliates. Such settlements occur on a periodic basis in accordance with the tax sharing agreement. Tax benefits from operating losses are provided at the U.S. statutory rate plus any tax credits attributable, provided the consolidated group utilizes such benefits currently.

The components of income taxes were as follows:

                                                           For the Year Ended
                                                              December 31,
                                                          ---------------------
                                                           2006    2005   2004
                                                          ------  ------ ------
                                                              (in millions)
Current taxes:
Federal..................................................   $ (7)   $128   $ 40
                                                          ------  ------ ------
Deferred taxes:
Federal..................................................   $230    $119   $128
                                                          ------  ------ ------
Total income taxes.......................................   $223    $247   $168
                                                          ======  ====== ======

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Income before federal income taxes differs from taxable income principally due to tax-exempt investment income, dividends received tax deductions, differences in the treatment of acquisition costs, and differences in reserves for policy and contract liabilities for tax and financial reporting purposes.

A reconciliation of income taxes computed by applying the 35% federal income tax rate to income before income taxes and cumulative effect of accounting change to income tax expense charged to operations follows:

                                                             For the Year Ended
                                                               December 31,
                                                             ----------------
                                                             2006   2005  2004
                                                             ----   ----  ----
                                                               (in millions)
Tax at 35%.................................................. $257   $278  $202
Add (deduct):
   Prior year taxes.........................................   (4)    (9)   --
   Tax exempt investment income.............................  (42)   (28)  (22)
   Other....................................................   12      6   (12)
                                                             ----   ----  ----
       Total income taxes................................... $223   $247  $168
                                                             ====   ====  ====

Deferred income tax assets and liabilities result from tax affecting the differences between the financial statement values and tax values of assets and liabilities at each consolidated balance sheet date. The significant components of the Company's deferred tax assets and liabilities were as follows:

                                                                   December 31,
                                                                 -------------
                                                                  2006    2005
                                                                 ------  ------
                                                                 (in millions)
Deferred tax assets:
   Policy reserve adjustments................................... $  891  $1,068
   Tax credits..................................................     79      --
   Other........................................................      7       6
                                                                 ------  ------
       Total deferred tax assets................................ $  977  $1,074
                                                                 ------  ------
Deferred tax liabilities:
   Deferred acquisition costs................................... $  989  $  889
   Unrealized gains on securities available-for-sale............    353     377
   Premiums receivable..........................................     21      23
   Investments..................................................    236     283
   Reinsurance..................................................     97      53
   Other........................................................     43      59
                                                                 ------  ------
       Total deferred tax liabilities...........................  1,739   1,684
                                                                 ------  ------
       Net deferred tax liabilities............................. $  762  $  610
                                                                 ======  ======

As of December 31, 2006, the Company had utilized all available operating loss carry forwards from prior years and had $79 million of unused tax credits. Unused tax credits will expire in various years through 2025. The Company believes that it will realize the full benefit of its deferred tax assets.

The Company made income tax payments of $9 million, $66 million, and $4 million in 2006, 2005, and 2004, respectively.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 5 - Related Party Transactions

The Company has formal service agreements with MLI, which can be terminated by either party upon two months notice. Under the various agreements, the Company will pay direct operating expenses incurred by MLI on behalf of the Company. Services provided under the agreements include legal, actuarial, investment, data processing, accounting and certain other administrative services. Costs incurred under the agreements were $386 million, $352 million, and $281 million for the years ended December 31, 2006, 2005, and 2004.

There are two service agreements, both effective as of April 28, 2004, between the Company and John Hancock Life Insurance Company ("JHLICO"). Under one agreement, the Company provides services to JHLICO, and under the other JHLICO provides services to the Company. In both cases, the Provider of the services can also employ a "Provider Affiliate" to provide services. In the case of the service agreement where JHLICO provides services to the Company, a "Provider Affiliate" means JHLICO's parent, JHFS, and its direct and indirect subsidiaries. Net services provided by the Company to JHLICO were $111 million for the year ended December 31, 2006, $92 million for the year ended
December 31, 2005, and approximately $61 million for the eight months ended December 31, 2004. As of December 31, 2006 and 2005 there were accrued receivables from JHLICO to the Company of $104 million and $37 million, respectively.

Management believes the allocation methods used for service agreements are reasonable and appropriate in the circumstances; however, the Company's consolidated balance sheet may not necessarily be indicative of the financial condition that would have existed if the Company operated as an unaffiliated entity.

The Company paid no dividends to MIC during 2006. During 2005, the Company paid dividends of $200 million to MIC.

On December 14, 2006, the Company issued one share of common stock to MIC for $71 million in cash.

MFC also provides a claims paying guarantee to certain U.S. policyholders.

On December 20, 2002, the Company entered into a reinsurance agreement with Manulife Reinsurance Limited (Bermuda) (MRL), an affiliated company, to reinsure a block of variable annuity business. The contract reinsures all risks; however, the primary risk reinsured is investment and lapse risk with only limited coverage of mortality risk. Accordingly, the contract was classified as financial reinsurance and given deposit-type accounting treatment. Under the terms of the agreement, the Company received a ceding commission of $371 million, $338 million, and $169 million for the years ended December 31, 2006, 2005, and 2004. These are classified as unearned revenue. The amounts are being amortized to income as payments are made to MRL. The balance of this unearned revenue as of December 31, 2006 and 2005 was $425 million and $423 million.

On December 31, 2003, the Company entered into a reinsurance agreement with an affiliate, Manulife Reinsurance (Bermuda) Limited (MRBL), to reinsure 90% of the non-reinsured risk of the closed block of participating life insurance business. As approximately 90% of the mortality risk is covered under previously existing contracts with third party reinsurers and the resulting limited mortality risk is inherent in the new contract with MRBL, it was classified as financial reinsurance and given deposit-type accounting treatment. Title to the assets supporting this block of business was transferred to MRBL under the terms of the agreement. Included in amounts due from affiliates at December 31, 2006 and 2005 was $2,616 million and $2,469 million representing the receivable from MRBL for the transferred assets, which are accounted for in a similar manner as invested assets available-for-sale.

Pursuant to a promissory note issued December 19, 2000 and to a Credit Agreement of the same date, the Company borrowed $250 million from an affiliate, Manulife Hungary Holdings KFT ("MHHL"). The maturity date with respect to this note is 365 days following the date of the borrowing; however, the note is normally renegotiated at each anniversary date. Interest is calculated at a fluctuating rate equal to 3-month LIBOR plus 25 basis points and is payable quarterly. The interest rate was 5.61% as of December 31, 2006. On December 30, 2002, the Company repaid $176 million of the original principal balance. The principal balance outstanding as of December 31, 2006 and 2005 was $74 million.

Pursuant to a promissory note issued August 7, 2001 and to a Credit Agreement of the same date, the Company borrowed $4 million from MHHL. The maturity date with respect to this note is 365 days after the date of the borrowing; however, the note is normally renegotiated at each anniversary date. Interest is calculated at a fluctuating rate equal to 3-month LIBOR plus 25 basis points and is payable quarterly. The interest rate was 5.61% as of December 31, 2006.

Pursuant to a demand promissory note dated August 16, 2006, the Company borrowed $8 million from an affiliate, P.T. Manulife Aset Manajemen Indonesia. Interest is calculated at a fluctuating rate equal to 3 month LIBOR and is payable quarterly. The interest rate was 5.37% as of December 31, 2006. The Company repaid the note on February 20, 2007.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Pursuant to a Note Purchase Agreement dated November 10, 2006, the Company issued a note of same date to JHLICO in the amount of $90 million, due
December 1, 2011 and secured by a mortgage on the Company's property at 601 Congress Street, Boston, MA. The note provides for interest-only payments of $0.4 million per month commencing January 1, 2007 through November 1, 2011. The interest rate for the term of this note is fixed at 5.73%.

Pursuant to a demand promissory note dated December 22, 2006, the Company borrowed $136 million from an affiliate, Manulife Holdings (Delaware) LLC. Interest is calculated at a fluctuating rate equal to 3 month LIBOR plus 30 basis points and is payable quarterly. The interest rate was 5.70% as of December 31, 2006.

On December 28, 2006 the Company sold real estate held for investment with a net book value of $17 million to JHILCO for $150 million in cash. Since this sale was accounted for as a transaction between entities under common control, the difference between the net book value and sales price resulted in an increase of $87 million (net of tax of $46 million) to the Company's paid in capital as of December 31, 2006.

At December 31, 2005, the Company had one note receivable from MRL with a carrying value of $18 million. The note matured and was repaid on May 11, 2006.

The Company has two liquidity pools in which affiliates can invest excess cash. Terms of operation and participation in the liquidity pool are set out in two Liquidity Pool and Loan Facility Agreements. The first agreement, effective
May 28, 2004, is between the Company and various MFC affiliates. The second agreement, effective May 27, 2005, allows JHFS and subsidiaries acquired as a result of the 2004 merger with MFC to also participate in the arrangement. The maximum aggregate amount that the Company can accept into these Liquidity Pools is $2.5 billion. By acting as the banker the Company can earn a spread over the amount it pays its affiliates and this aggregation and resulting economies of scale allows the affiliates to improve the investment return on their excess cash. Interest payable on the funds will be reset daily to the one-month
U.S. Dollar London Inter-Bank Bid ("LIBID").

The following table exhibits the affiliates and their participation in the Company's liquidity pools:

                                                      December 31, December 31,
                                                          2006         2005
                                                      ------------ ------------
                                                            (in millions)
                     Affiliate

Manulife Investment Corporation......................    $   61       $   78
Manulife Reinsurance Ltd.............................       308           46
Manulife Reinsurance (Bermuda) Ltd...................       317           74
Manulife Hungary Holdings KFT........................        33           20
Manulife Insurance Company...........................        51           15
John Hancock Life Insurance Company..................       550        1,500
John Hancock Variable Life Insurance Company.........       202          136
John Hancock Insurance Company of Vermont............        71           --
John Hancock Reassurance Co, Ltd.....................       236          224
John Hancock Financial Services, Inc.................        56           82
The Berkeley Financial Group, LLC....................        28            8
John Hancock Signature Services, Inc.................         4            9
                                                         ------       ------
   Total.............................................    $1,917       $2,192
                                                         ======       ======

The balances above are reported on the consolidated balance sheets as amounts due to affiliates.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 6 - Reinsurance

The effect of reinsurance on life, health, and annuity premiums written and earned was as follows:

                                      For the years ended December 31,
                               ----------------------------------------------
                                    2006            2005            2004
                               --------------  --------------  --------------
                                  Premiums        Premiums        Premiums
                               --------------  --------------  --------------
                               Written Earned  Written Earned  Written Earned
                               ------- ------  ------- ------  ------- ------
Direct........................ $1,294  $1,294  $1,319  $1,319  $1,297  $1,284
Assumed.......................    376     405     287     315     299     320
Ceded.........................   (685)   (685)   (764)   (764)   (661)   (661)
                               ------  ------  ------  ------  ------  ------
Net Premiums.................. $  985  $1,014  $  842  $  870  $  935  $  943
                               ======  ======  ======  ======  ======  ======

For the years ended December 31, 2006 and 2005 and 2004, benefits to policyholders under life, health and annuity ceded reinsurance contracts were $423 million, $492 million, and $391 million, respectively.

Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar characteristics among the reinsurers.

Note 7 - Pension Benefit Plans and Other Postretirement Benefit Plans

The Company sponsors a non-contributory pension plan entitled "The Manulife Financial U.S. Cash Balance Plan" (the "Plan").

Pension benefits are provided to participants of the Plan after three years of vesting service with the Company and are a function of the length of service together with final average earnings. The normal form of payment under the Plan is a life annuity, payable at the normal retirement age of 65, and is actuarially equivalent to the cash balance account. Various optional forms of payment are available including lump sum. Early retirement benefits are actuarially equivalent to the cash balance account, but are subsidized for participants who were age 45 with five or more years vesting service with the Company as of July 1, 1998 and who terminate employment after attaining age 50 and have completed 10 years of service.

Cash balance accounts under the Plan are credited annually with contribution credits and semi-annually with interest credits. Future contribution credits will vary based on service. Interest credits are based on the greater of one-year U.S. Treasury Constant Maturity Bond yields or 5.25% per annum.

Actuarial valuation of accumulated Plan benefits are based on projected salaries, an assumed discount rate, and best estimates of investment yields on Plan assets, mortality of participants, employee termination, and ages at retirement. Pension costs that relate to current service are funded as they accrue and are charged to earnings of the Company in the current period. Vested benefits are fully funded. Experience gains and losses are amortized to income of the Company over the estimated average remaining service lives of the Plan participants. No contributions were made during the years ended December 31, 2004 though 2006 because the Plan was subject to the full funding limitation under the Internal Revenue Code.

As of December 31, 2006 and 2005, the projected benefit obligation to the participants in the Plan was $88 million and $85 million, and the accumulated benefit obligation was $77 million and $74 million respectively. The fair value of the Plan assets was $75 million and $71 million as of December 31, 2006 and 2005.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 7 - Pension Benefit Plans and Other Postretirement Benefit
Plans - (continued)

The Company also sponsors an unfunded supplemental cash balance plan entitled "The Manulife Financial U.S. Supplemental Cash Balance Plan" (the "Supplemental Plan"). This non-qualified plan provides defined pension benefits in excess of limits imposed by law. Compensation is not limited and benefits are not restricted by the Internal Revenue Code.

Benefits under the Supplemental Plan are provided to participants who terminate after three years of service. The default form of payment under this plan is a lump sum, although participants may elect to receive payment in the form of an annuity provided that such an election is made within the time period prescribed in the Supplemental Plan. If an annuity form of payment is elected, the amount payable is equal to the actuarial equivalent of the participant's balance under the Supplemental Plan, using the factors and assumptions for determining immediate annuity amounts applicable to the participant under the Plan.

Cash balance contribution credits for the Supplemental Plan vary with service, and interest credits are based on the greater of one-year U.S. Treasury Constant Maturity Bond yields or 5.25% per annum. The annual contribution credits are made in respect of the participant's compensation that is in excess of the limit set by the Internal Revenue Code. Together, these contributions serve to restore to the participant the benefit that he/she would have been entitled to under the Plan's benefit formula except for the pay and benefit limitations in the Internal Revenue Code.

As of December 31 2006 and 2005, the projected benefit obligation to the participants in the Supplemental Plan was $33 million. The accumulated benefit obligation as of December 31, 2006 and 2005 was $30 million. The fair value of Supplemental Plan assets was $0 as of December 31, 2006 and 2005.

As of December 31, 2006, the Plan was merged with the qualified pension plan of an affiliated company, JHLICO. Pursuant to the merger all of the assets of the former plans are commingled. The aggregate pool of assets from the former plans is available to meet the obligations of the merged plan. The merger is not expected to have a material effect on the consolidated financial statements of the Company.

The Company sponsors a defined contribution 401(k) savings plan, which is subject to the provisions of the Employee Retirement Income Security Act of 1974. The Company contributed $3 million in 2006 (2005 - $4 million; 2004 - $2 million).

In addition to the retirement plans, the Company sponsors a Post-retirement Benefit Plan that provides retiree medical and life insurance benefits to those who have attained age 50 and have 10 or more years of service with the Company. This Plan provides primary medical coverage for retirees and spouses under age
65. When the retirees or the covered spouses reach age 65, Medicare provides primary coverage and this plan provides secondary coverage. This Plan is contributory with the amount of contribution based on the service of the employees as at the time of retirement. It also provides the employee with a life insurance benefit of 100% of the salary just prior to retirement up to a maximum of $150,000. This life insurance benefit is reduced to 65% on the first of January following retirement, and is further reduced to 30% at age 70.

On December 8, 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the "Act") was signed into law. The Act introduced a prescription drug benefit under Medicare, as well as a federal subsidy to sponsors of retiree health care benefit plans that provide a benefit that is at least actuarially equivalent to Medicare. As a result of the prescription drug subsidy, the accumulated post retirement benefit obligation at December 31, 2006, has been reduced by a deferred actuarial gain in the amount of $1.7 million to reflect the effect of the subsidy related to benefits attributed to past service. The amortization of the actuarial gain and reduction of service and interest cost resulted in a reduction of net periodic post retirement benefit cost for the year ended December 31, 2006 of $0.1 million.

As discussed in Note 1, in September 2006 the FASB issued SFAS 158. SFAS 158 requires an employer on a prospective basis to recognize the overfunded or underfunded status of its defined benefit pension and postretirement plans as an asset or liability on its balance sheet and to recognize changes in that funded status in the year in which the changes occur through comprehensive income. The Company adopted SFAS 158 on December 31, 2006. See below for the effects for the adoption as well as the related disclosure requirements.

The Company accounts for its Post-retirement Benefit Plan using the accrual method. As of December 31, 2006 and 2005, the benefit obligation of the Post-retirement Benefit Plan was $28 million and $35 million, respectively. The Post-Retirement Benefit Plan is unfunded. Post-retirement benefit plan expenses for 2006 were $2 million (2005 - $4 million; 2004 - $3 million).

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 7 - Pension Benefit Plans and Other Postretirement Benefit
Plans - (continued)

Information applicable to the Employee Retirement Plans and the Post-retirement Benefit Plan as estimated by a consulting actuary for the year ended
December 31, 2006 and 2005 was as follows:

Obligations and Funded Status:

                                                             Years Ended December 31,
                                                             -------------------------------
                                                              Employee        Post-retirement
                                                             Retirement Plans Benefit Plan
                                                             ---------------  --------------
                                                             2006     2005    2006    2005
                                                             ----     ----    ----    ----
                                                                  (in millions)
Change in benefit obligation:
Benefit obligation at beginning of year..................... $118     $106    $ 35    $ 30
Service cost................................................    6        6      --       2
Interest cost...............................................    6        6       2       2
Actuarial (gain)/loss.......................................   (3)       8      (7)      1
Plan amendments.............................................   --       --      --       1
Benefits paid...............................................   (6)      (8)     (2)     (1)
                                                              ----     ----    ----    ----
Benefit obligation at end of year........................... $121     $118    $ 28    $ 35
                                                              ====     ====    ====    ====
Change in plan assets:
Fair value of plan assets at beginning of year.............. $ 71     $ 74    $ --    $ --
Actual return on plan assets................................    9        3      --      --
Employer contribution.......................................    2        2       2       1
Benefits paid...............................................   (7)      (8)     (2)     (1)
                                                              ----     ----    ----    ----
Fair value of plan assets at end of year.................... $ 75     $ 71    $ --    $ --
                                                              ====     ====    ====    ====
Funded status at year end................................... $(46)    $(47)   $(28)   $(35)
Unrecognized actuarial loss/(gain) (1)......................   --       53      --      (4)
Unrecognized prior service cost (1).........................   --        2      --      --
                                                              ----     ----    ----    ----
Net amount recognized....................................... $(46)    $  8    $(28)   $(39)
                                                              ====     ====    ====    ====
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost........................................ $ --     $ 30    $ --    $ --
Accrued benefit liability...................................  (46)      --     (28)     --
Accrued benefit liability including minimum liability (1)...   --      (62)     --     (39)
Intangible asset (1)........................................   --        2      --      --
Accumulated other comprehensive income......................   --       38      --      --
                                                              ----     ----    ----    ----
Net amount recognized....................................... $(46)    $  8    $(28)   $(39)
                                                              ====     ====    ====    ====

--------
(1) As a result of the adoption of SFAS 158 on December 31, 2006, these items are no longer applicable.

The incremental effects of applying SFAS 158 to individual line items in the consolidated balance sheet on December 31, 2006 were as follows:

                                                                Incremental effect
                                                       Pre SFAS    of adopting     Post SFAS
                                                         158         SFAS 158         158
                                                       -------- ------------------ ---------
                                                                  (in millions)
Other assets..........................................   1,299         (23)           1,276
   Total assets....................................... 124,635         (23)         124,612

Deferred income tax liability.........................     760           2              762
Other liabilities.....................................   1,520         (28)           1,492
   Total liabilities.................................. 119,856         (26)         119,830

Accumulated other comprehensive income................     636           3              639
   Total shareholder's equity.........................   4,779           3            4,782

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 7 - Pension Benefit Plans and Other Postretirement Benefit
Plans - (continued)

Obligations and Funded Status (continued):

Information for pension plans with accumulated benefit obligations in excess of plan assets was as follows:

                                                               As of
                                                             December 31,
                                                             ------------
                                                             2006    2005
                                                             ----    ----
                                                             (in millions)
Projected benefit obligation................................ $121    $118
Accumulated benefit obligation..............................  107     104
Fair value of plan assets...................................   75      71

Components of Net Periodic Benefit cost were as follows:

                                                   Years Ended December 31,
                                                   -----------------------
                                                                  Other
                                                    Pension     Postretirement
                                                     Benefits     Benefits
                                                   -----------  -----------
                                                   2006   2005  2006     2005
                                                   ----   ----  ----     ----
                                                      (in millions)
Service cost...................................... $ 6    $ 6   $--      $ 2
Interest cost ....................................   6      6     2        2
Expected return on plan assets ...................  (5)    (5)   --       --
Amortization of prior service cost ...............  --     --    --        1
Recognized actuarial loss (gain) .................   3      3    --       (1)
                                                   ---    ---   ---      ---
Net periodic benefit cost ........................ $10    $10   $ 2      $ 4
                                                   ===    ===   ===      ===

The amounts included in "Accumulated Other Comprehensive Income" expected to be recognized as components of net periodic cost in 2007 are as follows:

                                                                     Other
                                                        Pension  Postretirement
                                                        Benefits    Benefits
                                                        -------- --------------
                                                             (in millions)
Amortization of prior service cost.....................   $0.2        $0.1
Amortization of actuarial (gain) loss, net.............    0.3          --
                                                          ----        ----
Total..................................................   $0.5        $0.1
                                                          ====        ====

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 7 - Pension Benefit Plans and Other Postretirement Benefit Plans - (continued)

Projections for benefit payments for the next ten years are as follows:

Projected Employer Pension Benefits Payments

                                                Total      Total
     Year                                     Qualified Nonqualified Total
     ----                                     --------- ------------ -----
                                                     (in millions)
     2007                                        $ 6        $ 2       $ 8
     2008                                          5          2         7
     2009                                          6          2         8
     2010                                          6          2         8
     2011                                          7          2         9
     2012-2016                                    38         14        52

Projected Employer Postretirement Benefits Payments(includes Future Service Accruals)

                                                        Medicare
                                                Gross    Part D    Net
      Year                                     Payments Subsidy  Payments
      ----                                     -------- -------- --------
                                                     (in millions)
      2007                                      $ 1.7     $.1      $1.6
      2008                                        1.8      .2       1.6
      2009                                        1.8      .2       1.6
      2010                                        1.8      .1       1.7
      2011                                        1.9      .2       1.7
      2012-2016                                  10.0      .7       9.3

The information that follows shows supplemental information for the Company's defined benefit pension plans. Certain key summary data is shown separately for qualified plans and non-qualified plans.

Obligations and Funded Status:

                                                                         Years Ended December 31,
                                                         --------------------------------------------------------
                                                                     2006                         2005
                                                         ---------------------------  ---------------------------
                                                                               (in millions)
                                                         Qualified Nonqualified       Qualified Nonqualified
                                                           Plans      Plans     Total   Plans      Plans     Total
                                                         --------- ------------ ----- --------- ------------ -----
Benefit obligation at the end of year...................   $ 88        $ 33     $121    $ 85        $ 33     $118
Fair value of plan assets at end of year................     75          --       75      71          --       71
Funded status (assets less obligations).................    (13)        (33)     (46)    (14)        (33)     (47)
Unrecognized net actuarial loss.........................     --          --       --      42          11       53
Unrecognized prior service cost.........................     --          --       --       2          --        2
                                                           ----        ----     ----    ----        ----     ----
Prepaid (accrued) benefit cost..........................   $(13)       $(33)    $(46)   $ 30        $(22)    $  8
                                                           ====        ====     ====    ====        ====     ====
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost....................................   $ --        $ --     $ --    $ 30        $ --     $ 30
Accrued benefit liability(1)............................    (13)        (33)     (46)
Accrued benefit liability including minimum liability(1)     --          --       --     (33)        (29)     (62)
Intangible asset (1)....................................     --          --       --       2          --        2
Accumulated other comprehensive income..................     --          --       --      31           7       38
                                                           ----        ----     ----    ----        ----     ----
Net amount recognized...................................   $(13)       $(33)    $(46)   $ 30        $(22)    $  8
                                                           ====        ====     ====    ====        ====     ====
--------
(1) As a result of the adoption of SFAS 158 on December 31, 2006, these items are no longer applicable.

Components of net periodic benefit cost:
Service cost............................................   $  5        $  1     $  6    $  5        $  1     $  6
Interest cost...........................................      4           2        6       4           2        6
Expected return on plan assets..........................     (5)         --       (5)     (5)         --       (5)
Actuarial loss amortization.............................      3          --        3       2           1        3
                                                           ----        ----     ----    ----        ----     ----
Net periodic benefit cost...............................   $  7        $  3     $ 10    $  6        $  4     $ 10
                                                           ====        ====     ====    ====        ====     ====

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 7 - Pension Benefit Plans and Other Postretirement Benefit Plans - (continued)

Assumptions:

Weighted-average assumptions used to determine benefit obligation were as follows:

                                                Years Ended December 31,
                                              ------------------------------
                                                                  Other
                                                               Postretirement
                                              Pension Benefits   Benefits
                                              ------- -------- -------------
                                               2006     2005   2006    2005
                                              ------- -------- ----   -----
Discount rate................................  5.75%    5.50%  5.75%   5.50%
Rate of compensation increase................  4.00%    4.00%   N/A     N/A
Health care trend rate for following year....   N/A      N/A   9.50%  10.00%
Ultimate trend rate..........................   N/A      N/A   5.00%   5.00%
Year ultimate rate reached...................   N/A      N/A   2016    2016

Weighted-average assumptions used to determine net periodic benefit cost were as follows:

                                                 Years Ended December 31,
                                              -----------------------------
                                                                   Other
                                                               Postretirement
                                              Pension Benefits   Benefits
                                              ------- -------- ------------
                                               2006     2005    2006    2005
                                              ------- -------- -----   -----
Discount rate................................  5.50%    5.75%   5.50%   5.75%
Expected long-term return on plan assets.....  8.25%    8.25%    N/A     N/A
Rate of compensation increase................  4.00%    4.00%    N/A     N/A
Health care trend rate for following year....   N/A      N/A   10.00%  10.50%
Ultimate trend rate..........................   N/A      N/A    5.00%   5.00%
Year ultimate rate reached...................   N/A      N/A    2016    2016

The Company generally determines the assumed long-term rate of return on plan assets based on the rate expected to be earned for plan assets. The asset mix based on the long-term investment policy and range of target allocation percentages of the plans and the Capital Asset Pricing Model are used as part of that determination.

As of December 31, 2006 and 2005, the total accumulated Post-Retirement Benefit Plan obligation was $28 million and $35 million, respectively. The accumulated post-retirement benefit obligation for fully eligible active employees was $3 million as of December 31, 2006 and $4 million as of December 31, 2005. The accumulated post-retirement benefit obligation for ineligible active employees was $4 million as of December 31, 2006 and 2005. For measurement purposes as of December 31, 2006, a 9.5% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2006 for both pre-65 and post-65 coverage.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 7 - Pension Benefit Plans and Other Postretirement Benefit Plans - (continued)

Assumed health care cost trend rates have a significant effect on the amounts reported for the healthcare plans. A one-percentage point change in assumed health care cost trend rates would have the following effects:

                                               1-Percentage   1-Percentage
                                              Point Increase Point Decrease
                                              -------------- --------------
                                                      (in millions)
Effect on total service and interest costs
  in 2006....................................      $0.1          $(0.1)
Effect on postretirement benefit obligations
  as of December 31, 2006....................      $  2          $  (1)

Plan Assets

The Company's weighted-average asset allocations for its U.S. Cash Balance Plan at December 31, 2006 and 2005 by asset category were as follows:

                                                               Plan Assets
                                                             at December 31,
                                                             --------------
                                                             2006    2005
                                                             ----    ----
Asset Category
--------------
Equity securities...........................................  66%     65%
Fixed maturity securities...................................  29      31
Real estate.................................................   5       4
                                                             ---     ---
Total....................................................... 100%    100%
                                                             ===     ===

The target asset allocations for the Company's pension plans are summarized below for major asset categories:

Asset Category
--------------
Equity securities........................................... 40% - 80%
Fixed maturity securities................................... 20% - 60%
Real estate.................................................  0% - 5%

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 8 - Commitments and Contingencies

Commitments

As of December 31, 2006, the Company had outstanding commitments involving five mortgage applications in the United States for a total of $38 million to be disbursed in 2007.

On December 19, 2006 the Company entered into a purchase and sale agreement to acquire $154 million of real estate to be held for investment. The purchase closed on February 6, 2007.

During 2001, the Company entered into an office ground lease agreement, which expires on September 20, 2096. The terms of the lease agreement provide for adjustments in future periods. The approximate minimum aggregate rental commitments on the ground lease together with other rental office space commitments were as follows:

                                                        Operating
                                                         Leases
                                                      -------------
                                                      (in millions)
             2007....................................     $  2
             2008....................................        2
             2009....................................        2
             2010....................................        2
             2011....................................        2
             Thereafter..............................      200
                                                          ----
             Total...................................     $210
                                                          ====

There were no other material operating leases in existence as of December 31, 2006.

Legal Proceedings. The Company is regularly involved in litigation, both as a defendant and as a plaintiff. The litigation naming it as a defendant ordinarily involves its activities as a provider of insurance protection and wealth management products, as well as an investment adviser, employer and taxpayer. In addition, state regulatory bodies, state attorneys general, the United States Securities and Exchange Commission, the National Association of Securities Dealers, Inc. and other government and regulatory bodies regularly make inquiries and, from time to time, require the production of information or conduct examinations concerning the Company's compliance with, among other things, insurance laws, securities laws, and laws governing the activities of broker-dealers. As with many other companies in the financial services industry, the Company has been requested or required by such government and regulatory authorities to provide information with respect to market timing, late trading and sales compensation and broker-dealer practices with respect to variable investment options underlying variable life and annuity products and other separate account products. It is believed that these inquiries are similar to those made to many financial service companies by various agencies into practices, policies and procedures relating to trading in mutual fund shares and sales compensation and broker-dealer practices. The Company intends to continue to cooperate fully with government and regulatory authorities in connection with their respective inquiries. The Company does not believe that the conclusion of any current legal or regulatory matters, either individually or in the aggregate, will have a material adverse effect on its consolidated financial position.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 9 - Shareholder's Equity

Capital Stock

The Company has two classes of capital stock:

Preferred stock, $1.00 par value, 50,000,000 shares authorized, 100,000 shares issued and outstanding at December 31, 2006 and 2005.

Common stock, $1.00 par value, 50,000,000 shares authorized at December 31, 2006 and 2005, 4,728,935 shares issued and outstanding at December 31, 2006 (4,728,934 issued and outstanding at December 31, 2005).

Accumulated Other Comprehensive Income

Changes in accumulated other comprehensive income for the years indicated are presented below:

                                                                                  Net
                                                                      Net     Accumulated   Foreign    Minimum    Accumulated
                                                                   Unrealized   Gain on    Currency    Pension       Other
                                                                     Gains     Cash Flow  Translation Liability  Comprehensive
                                                                    (Losses)    Hedges    Adjustment  Adjustment    Income
                                                                   ---------- ----------- ----------- ---------- -------------
                                                                                          (in millions)
Balance at January 1, 2004........................................   $ 635        $ 3        $158        $ (3)       $ 793
Gross unrealized gains (net of deferred income tax expense of $65
  million)........................................................     120                                             120
Reclassification adjustment for gains realized in net income
(net of deferred income tax expense of $75 million)...............    (140)                                           (140)
Adjustment for participating group annuity contracts (net of
  deferred income tax benefit of $10 million).....................     (18)                                            (18)
Adjustment for deferred acquisition costs and deferred sales
  inducements (net of deferred income tax expense of $7 million)        13                                              13
                                                                     -----                                           -----
Net unrealized losses.............................................     (25)                                            (25)
Foreign currency translation adjustment...........................                             55                       55
Minimum pension liability (net of deferred income tax benefit of
  $0).............................................................                                         (1)          (1)
Net gains on cash flow hedges (net of deferred income tax expense
  of $3 million)..................................................                  6                                    6
                                                                     -----        ---        ----        ----        -----
Balance at December 31, 2004......................................   $ 610        $ 9        $213        $ (4)       $ 828
                                                                     =====        ===        ====        ====        =====

                                                                                  Net
                                                                      Net     Accumulated   Foreign    Minimum    Accumulated
                                                                   Unrealized   Gain on    Currency    Pension       Other
                                                                     Gains     Cash Flow  Translation Liability  Comprehensive
                                                                    (Losses)    Hedges    Adjustment  Adjustment    Income
                                                                   ---------- ----------- ----------- ---------- -------------
                                                                                          (in millions)
Balance at January 1, 2005........................................   $ 610        $ 9        $213        $ (4)       $ 828
Gross unrealized losses (net of deferred income tax benefit of $30
  million)........................................................     (55)                                            (55)
Reclassification adjustment for gains realized in net income
(net of deferred income tax expense of $59 million)...............    (111)                                           (111)
Adjustment for participating group annuity contracts (net of
  deferred income tax benefit of $7 million)......................     (15)                                            (15)
Adjustment for deferred acquisition costs and deferred sales
  inducements (net of deferred income tax expense of $22 million)       42                                              42
                                                                     -----                                           -----
Net unrealized losses.............................................    (139)                                           (139)
Foreign currency translation adjustment...........................                             --                       --
Minimum pension liability (net of deferred income tax benefit of
  $11 million)....................................................                                        (21)         (21)
Net (losses) on cash flow hedges (net of deferred income tax
  benefit of $0)..................................................                 (1)                                  (1)
                                                                     -----        ---        ----        ----        -----
Balance at December 31, 2005......................................   $ 471        $ 8        $213        $(25)       $ 667
                                                                     =====        ===        ====        ====        =====

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

                                                                                                       Additional
                                                                      Net                             Pension and
                                                          Net     Accumulated   Foreign    Minimum   Postretirement  Accumulated
                                                       Unrealized   Gain on    Currency    Pension    Unrecognized      Other
                                                         Gains     Cash Flow  Translation Liability   Net Periodic  Comprehensive
                                                        (Losses)    Hedges    Adjustment  Adjustment      Cost         Income
                                                       ---------- ----------- ----------- ---------- -------------- -------------
                                                                                     (in millions)
Balance at January 1, 2006............................    $471        $ 8        $213        $(25)        $  0          $667
Gross unrealized losses (net of deferred income tax
  benefit of $36 million).............................     (67)                                                          (67)
Reclassification adjustment for losses realized in net
  income (net of deferred income tax benefit of $12
  million)............................................      22                                                            22
Adjustment for participating group annuity contracts
  (net of deferred income tax expense of $15
  million)............................................      28                                                            28
Adjustment for deferred acquisition costs and
  deferred sales inducements (net of deferred
  income tax benefit of $11 million)                       (21)                                                          (21)
                                                          ----                                                          ----
Net unrealized losses.................................     (38)                                                          (38)
Foreign currency translation adjustment...............                              7                                      7
Minimum pension liability (net of deferred income
  tax expense of $3 million)..........................                                          5                          5
SFAS 158 transition adjustment........................                                         20          (22)           (2)
Net accumulated (losses) on cash flow hedges (net
  of deferred income tax expense of $ 0)..............                 --                                                 --
                                                          ----        ---        ----        ----         ----          ----
Balance at December 31, 2006..........................    $433        $ 8        $220        $ --         $(22)         $639
                                                          ====        ===        ====        ====         ====          ====

Net unrealized investment gains included in the consolidated balance sheets as a component of shareholder's equity are summarized below:

                                                                        2006   2005   2004
                                                                        ----  ------ ------
                                                                           (in millions)
As of December 31:
Balance, end of year comprises:
   Unrealized investment gains (losses) on:
       Fixed maturities available for sale ............................ $590  $  795 $1,073
       Equity securities available for sale............................  412     262    226
       Other, net......................................................   (7)      8     20
                                                                        ----  ------ ------
Total .................................................................  995   1,065  1,319

Amounts of unrealized investment gains (losses) attributable to:
       Deferred acquisition costs and deferred sales inducements ......  122      90    154
       Participating group annuity contracts ..........................  208     251    228
       Deferred federal income taxes...................................  233     253    327
                                                                        ----  ------ ------
Total..................................................................  562     594    709
                                                                        ----  ------ ------
Net unrealized investment gains........................................ $433  $  471 $  610
                                                                        ====  ====== ======

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 9 - Shareholder's Equity - (continued) Statutory Results

JH USA prepares its statutory basis financial statements in accordance with accounting practices prescribed or permitted by the state of domicile.

Statutory net income and statutory capital and surplus were as follows:

                                                              2006  2005  2004
                                                             ------ ---- ------
                                                               (in millions)
Statutory net income........................................ $  184 $ 11 $  304
Statutory capital and surplus...............................  1,426  945  1,165

JH USA is subject to statutory limitations on the payment of dividends. Dividend payments in excess of prescribed limits cannot be paid without the prior approval of U.S. insurance regulatory authorities.

As a result of the demutualization of MLI there are regulatory restrictions on the amounts of participating profit that can be transferred to shareholders. These restrictions generally take the form of a fixed percentage of policyholder dividends. The transfers are governed by the terms of MLI's Plan of Demutualization.

Note 10 - Segment Information

The Company's reportable segments are strategic business units offering different products and services. The reportable segments are managed separately, as they focus on different products, markets and distribution channels.

Protection Segment. Offers a variety of individual life insurance, including participating whole life, term life, universal life and variable life insurance. Products are distributed through multiple distribution channels, including insurance agents and brokers and alternative distribution channels that include banks, financial planners, and direct marketing.

Wealth Management Segment. Offers individual and group annuity contracts and group pension contracts. This segment distributes its products through multiple distribution channels, including insurance agents and brokers affiliated with the Company, securities brokerage firms, financial planners, and banks.

Corporate Segment. Includes corporate operations primarily related to certain financing activities and income on capital not specifically allocated to the reporting segments. The Company's reinsurance operations are also reported in this segment. Reinsurance refers to the transfer of all or part of certain risks related to policies issued by the Company to a reinsurer, or to the assumption of risk from other insurers.

The accounting policies of the segments are the same as those described above in Note 1 - Summary of Significant Accounting Policies. Allocations of net investment income are based on the amount of assets allocated to each segment. Other costs and operating expenses are allocated to each segment based on a review of the nature of such costs, cost allocations utilizing time studies, and other relevant allocation methodologies.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

The following tables summarize selected financial information by segment for the periods indicated:

                                                                                           Wealth
                                                                              Protection Management Corporate Consolidated
                                                                              ---------- ---------- --------- ------------
                                                                                             (in millions)
Year ended December 31, 2006
Revenues:
   Revenue from external customers...........................................  $ 1,483    $ 1,632    $  382     $  3,497
   Net investment income.....................................................      712        225       226        1,163
   Net realized investment gains (losses)....................................       79         20       (94)           5
                                                                               -------    -------    ------     --------
   Revenues..................................................................  $ 2,274    $ 1,877    $  514     $  4,665
                                                                               =======    =======    ======     ========
Net income (loss):...........................................................  $   197    $   324    $   (9)    $    512
                                                                               =======    =======    ======     ========
Supplemental Information:
   Equity in net income of investees accounted for by the equity method......       --         --    $   (1)    $     (1)
   Carrying value of investments accounted for by the equity method..........       --         --        36           36
   Amortization of deferred acquisition costs and deferred sales inducements.  $   235    $   303        (9)         529
   Interest expense..........................................................       --         21         5           26
   Income tax expense........................................................      104        115         4          223
   Segment assets............................................................   19,051     95,752     9,809      124,612

                                                                                           Wealth
                                                                              Protection Management Corporate Consolidated
                                                                              ---------- ---------- --------- ------------
                                                                                             (in millions)
Year ended December 31, 2005
Revenues:
   Revenue from external customers...........................................  $ 1,207    $ 1,225    $  207     $  2,639
   Net investment income.....................................................      723        220       226        1,169
   Net realized investment gains.............................................       92         32        85          209
                                                                               -------    -------    ------     --------
   Revenues..................................................................  $ 2,022    $ 1,477    $  518     $  4,017
                                                                               =======    =======    ======     ========
   Net income:...............................................................  $   151    $   272    $  125     $    548
                                                                               =======    =======    ======     ========
Supplemental Information:
   Equity in net income of investees accounted for by the equity method......       --         --    $    1     $      1
   Carrying value of investments accounted for by the equity method..........       --         --        38           38
   Amortization of deferred acquisition costs and deferred sales inducements.  $    74    $   243         5          322
   Interest expense..........................................................       --         26         3           29
   Income tax expense........................................................       81         95        71          247
   Segment assets............................................................   17,675     76,219     7,766      101,660

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

                                                                                           Wealth
                                                                              Protection Management Corporate Consolidated
                                                                              ---------- ---------- --------- ------------
                                                                                             (in millions)
Year ended December 31, 2004
Revenues:
   Revenue from external customers...........................................  $ 1,095    $   931    $  291     $ 2,317
   Net investment income.....................................................      713        230       205       1,148
   Net realized investment gains.............................................      184         52        49         285
                                                                               -------    -------    ------     -------
   Revenues..................................................................  $ 1,992    $ 1,213    $  545     $ 3,750
                                                                               =======    =======    ======     =======
Net income...................................................................  $   161    $   131    $  167     $   459
                                                                               =======    =======    ======     =======
Supplemental Information:
   Equity in net income of investees accounted for by the equity method......       --         --    $    1     $     1
   Carrying value of investments accounted for by the equity method..........       --         --        42          42
   Amortization of deferred acquisition costs and deferred sales inducements.  $   150    $   194        14         358
   Interest expense..........................................................       --         20         2          22
   Income tax expense........................................................       53         21        94         168
   Segment assets............................................................   16,785     62,662     5,907      85,354

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 11 - Fair Value of Financial Instruments

The following discussion outlines the methodologies and assumptions used to determine the fair value of the Company's financial instruments. The aggregate fair value amounts presented below do not represent the underlying value of the Company and, accordingly, care should be exercised in drawing conclusions about the Company's business or financial condition based on the fair value information presented below.

For fixed maturity securities and equity securities, fair values were based on quoted market prices where available. Where no quoted market price was available, fair values were estimated using values obtained from independent pricing services or, in the case of fixed maturity private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of the investments.

The fair value of mortgage loans was estimated using discounted cash flows and took into account the contractual maturities and discount rates, which were based on current market rates for similar maturity ranges and adjusted for risk due to the property type.

The fair values of policy loans, short term investments, and cash and cash equivalents approximated their respective carrying values.

The fair values of fixed rate deferred and immediate annuities, which do not subject the Company to significant mortality or morbidity risks, were estimated using cash flows discounted at market rates.

Fair values of derivative financial instruments were based on current settlement values. These values were based on quoted market prices for the financial futures contracts and brokerage quotes that utilize pricing models or formulas using current assumptions for all swaps and other agreements.

The fair value of commitments approximated the amount of the outstanding commitment.

The following table presents the carrying values and fair values of the Company's financial instruments:

                                                        December 31,
                                              ---------------------------------
                                                    2006             2005
                                              ---------------- ----------------
                                              Carrying  Fair   Carrying  Fair
                                               Value    Value   Value    Value
                                              -------- ------- -------- -------
                                                        (in millions)
Assets:
   Fixed maturities.......................... $11,629  $11,629 $11,770  $11,770
   Equity securities.........................   1,034    1,034     584      584
   Mortgage loans on real estate.............   2,446    2,478   2,410    2,475
   Policy loans..............................   2,340    2,340   2,187    2,187
   Short term investments....................     645      645     549      549
   Cash and cash equivalents.................   4,112    4,112   2,591    2,591
   Derivative financial instruments..........      39       39       8        8

Liabilities:
   Fixed rate deferred and immediate
     annuities...............................   2,318    2,280   2,355    2,322
   Derivative financial instruments..........      91       91      41       41
   Commitments...............................      --      402      --       90

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 12 - Certain Separate Accounts

The Company issues variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder. All contracts contain certain guarantees, which are discussed more fully below. The Company also has an immaterial amount of variable life insurance contracts in force, which will not be discussed further.

During 2006 and 2005, there were no gains or losses on transfers of assets from the general account to the separate account. The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenue and changes in liabilities for minimum guarantees are included in policyholder benefits in the consolidated statements of income. Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the consolidated statements of income.

The variable annuity contracts are issued through separate accounts and the Company contractually guarantees the contract holder either (a) a return of no less than total deposits made to the contract less any partial withdrawals,
(b) total deposits made to the contract less any partial withdrawals plus a minimum return, or (c) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary. Contracts issued after December 31, 2002 have a proportional partial withdrawal benefit instead of a dollar-for-dollar relationship. As of December 31, 2006, 28% of the inforce contract values have reduction of benefit on a dollar-for-dollar basis, and 72% on a proportional basis.

In May 1998, the Company introduced a Guaranteed Income Benefit Rider (GRIP), which provided a guaranteed minimum annuity payout if the policyholder elected to annuitize after holding the policy for at least 7 years. In 2001, the GRIP rider was replaced by a newer version, GRIP II, which required a 10 year waiting period and charged a higher ride fee. GRIP III, which replaced GRIP II after May, 2003, provided a less generous benefit base with a higher rider charge. The Company discontinued sales of GRIP III riders in 2005.

In 2004, the Company introduced a Guaranteed Minimum Withdrawal Benefit Rider
(GMWB) named Principal Plus (PP). This rider provides a guaranteed withdrawal amount referred to as the Guaranteed Withdrawal Balance (GWB) as long as withdrawals do not exceed 5% of the GWB per annum. In 2005, a newer version of GMWB rider, Principal Plus for Life (PPFL) was introduced. This new rider retains all the features of the PP rider and adds an alternative guarantee of a Lifetime Income Amount available for the life of the covered person. In February 2006, the PPFL rider was upgraded to a new "Enhanced" version featuring key change to the Step-Up option. Previously, Step-Ups occurred automatically every third contract year until the thirtieth year. After the upgrade, Step-Ups will begin to occur annually after the ninth year.

In October 2006, the Company added two new versions of the "Enhanced PPFL" rider to the PPFL family:

    . Principal Plus For Life PLUS Automatic Annual Step-Up, provides clients with the additional advantage that the Step-Up feature will occur annually beginning with the very first contract anniversary.

    . Principal Plus For Life PLUS Spousal Protection, provides clients with the additional advantage the rider will continue to provide the spouse with a guaranteed lifetime income even after the owner's death.

Reinsurance has been utilized to mitigate risk related to Guaranteed Minimum Death Benefits ("GMDB") and Guaranteed Minimum Income Benefits ("GMIB").

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

As of December 31, 2006 and 2005, the Company had the following variable contracts with guarantees:

                                                   December 31,   December 31,
                                                       2006           2005
                                                   ------------   ------------
                                                   (in millions, except percent)
Guaranteed minimum death benefit:
Return of net deposits in the event of death:
   Account value..................................   $11,869        $ 6,976
   Net amount at risk - gross.....................         4              7
   Net amount at risk - net.......................         1              1

Return of net deposits plus a minimum return in
  the event of death:
   Account value..................................   $   786        $   842
   Net amount at risk - gross.....................       150            176
   Net amount at risk - net.......................        --             --
   Guaranteed minimum return rate.................         5%             5%

Highest specified anniversary account value minus
  withdrawals post anniversary in the event of
  death:
   Account value..................................   $30,956        $26,828
   Net amount at risk - gross.....................     1,309          1,865
   Net amount at risk - net.......................        53             81

Guaranteed Minimum Income Benefit:
   Account value..................................   $11,277        $11,477
   Net amount at risk - gross.....................     1,137          1,332
   Net amount at risk - net.......................        27             25

Guaranteed Minimum Withdrawal Benefit:
   Account value..................................   $19,275        $10,179
   Net amount at risk - gross.....................         1              3
   Net amount at risk - net.......................         1              3

The Company's variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive. For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at the consolidated balance sheet date. For guarantees of amounts at annuitization, the net amount at risk is defined as the excess of the current annuitization income base over the current account value. For guarantees of partial withdrawal amounts, the net amount at risk is defined as the current guaranteed withdrawal amount minus the current account value. For all the guarantees, the net amount at risk is floored at zero at the single contract level. The table above shows the net amount at risk both gross and net of reinsurance.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Account balances of variable contracts with guarantees invest in variable separate accounts in various mutual funds with the following characteristics:

                                                                 December 31,  December 31,
Type of Fund                            Index                        2006          2005
------------         ------------------------------------------- ------------- ------------
                                                                 (in billions)
Large Cap Equity.... S&P 500                                         $10.8        $ 9.9
High Quality Bond... Ibbottson US Intermediate term Gov't Bond         4.6          4.3
High Yield Bond..... Ibbottson Domestic High Yield Bond                0.5          0.6
Balanced............ 60% Large Cap Equity, 40% High Quality Bond      22.6         14.4
Small Cap Equity.... Ibbottson US Small Cap Stock                      3.0          3.4
International Equity MSCI EAFE                                         1.4          1.3
Global Equity....... MSCI World                                        0.6          0.6
Real Estate......... NAREIT                                            0.4          0.3
                                                                     -----        -----
   Total............                                                 $43.9        $34.8
                                                                     =====        =====

The reserve roll forwards for the separate accounts as of December 31, 2006 and 2005 were as follows:

                                                                       Guaranteed
                                                                        Minimum
                                           Guaranteed     Guaranteed   Withdrawal
                                         Minimum Death  Minimum Income  Benefit
                                         Benefit (GMDB) Benefit (GMIB)   (GMWB)   Totals
                                         -------------- -------------- ---------- ------
                                                          (in millions)
Balance at January 1, 2006..............      $ 39          $(187)        $(14)   $(162)
Incurred guarantee benefits.............       (51)           (33)          --      (84)
Other reserve changes...................        92            428          109      629
                                              ----          -----         ----    -----
Balance at December 31, 2006............        80            208           95      383
Reinsurance recoverable.................       (35)          (518)          --     (553)
                                              ----          -----         ----    -----
Net balance at December 31, 2006........      $ 45          $(310)        $ 95    $(170)
                                              ====          =====         ====    =====
Balance at January 1, 2005..............      $ 65          $ 121         $(24)   $ 162
Incurred guarantee benefits.............       (81)            --           --      (81)
Other reserve changes...................        91             48           10      149
                                              ----          -----         ----    -----
Balance at December 31, 2005............        75            169          (14)     230
Reinsurance recoverable.................        36            356           --      392
                                              ----          -----         ----    -----
Net balance at December 31, 2005........      $ 39          $(187)        $(14)   $(162)
                                              ====          =====         ====    =====

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

The gross reserves and ceded assets for GMDB and the gross reserves for GMIB were determined using SOP 03-1, whereas the ceded asset for GMIB and gross reserve for GMWB were determined in accordance with SFAS 133. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The following assumptions and methodology were used to determine the above amounts as of December 31, 2006 and 2005:

    . Data used included 1,000 stochastically generated investment performance scenarios. For SFAS 133 calculations, risk neutral scenarios have been used.

    . Mean return and volatility assumptions have been determined for each of the asset classes noted above.

    . For 2006, annuity mortality was based on 1994 MGDB table multiplied by factors varied by rider types (living benefit/GMDB only) and qualified/non-qualified business (2005 - Annuity mortality was assumed to be 90% of the Annuity 2000 table).

    . Annuity base lapse rates vary by contract type and duration and range from 1% to 42 % (2005 - 1% to 45%).

    .  Partial withdrawal rates are approximately 4% per year.

    . The discount rate is 7.0% (inforce issued before 2004) or 6.4% (inforce issued after 2003) in the SOP 03-1 calculations and 5.24% (2005 - 5.00%) for SFAS 133 calculations.

Note 13 - Deferred Acquisition Costs and Deferred Sales Inducements

The components of the change in Deferred Acquisition Costs were as follows:

                                                              2006    2005
For the year ended December 31,                              ------  ------
                                                              (in millions)
Balance, January 1.......................................... $4,112  $3,448
Capitalization..............................................  1,115     940
Amortization................................................   (494)   (293)
Transfer of Taiwan operations - Note 15.....................     --     (47)
Effect of net unrealized gains on available-for-sale
  securities................................................    (32)     64
                                                             ------  ------
Balance, December 31........................................ $4,701  $4,112
                                                             ======  ======

The components of the change in Deferred Sales Inducements were as follows:

                                                             2006   2005
For the year ended December 31,                              ----   ----
                                                             (in millions)
Balance, January 1.......................................... $231   $228
Capitalization..............................................   39     36
Amortization................................................  (35)   (29)
Transfer of Taiwan operations - Note 15.....................   --     (4)
                                                             ----   ----
Balance, December 31........................................ $235   $231
                                                             ====   ====

Note 14 - Share Based Payments

The Company participates in the stock compensation plans of MFC. The Company adopted the fair-value-based method of accounting for share-based payments effective January 1, 2002 using the prospective method described in SFAS
No. 148, Accounting for Stock-Based Compensation-Transition and Disclosure. The Company uses the Black-Scholes option pricing model to estimate the value of stock options granted to employees and continues to use this model after adopting SFAS 123R on January 1, 2006. Had the Company adopted SFAS 123R in prior periods, the impact of that guidance would have approximated the impact of SFAS 123. The stock-based compensation is a legal obligation of MFC, but in accordance with U.S. generally accepted accounting principles, is recorded in the accounts of the Company in other operating costs and expenses.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Stock Options (ESOP)

Certain employees of the Company are provided compensation in the form of stock options, deferred share units ("DSUs"), and restricted share units ("RSUs") in MFC. The fair value of the stock options granted by MFC to the Company's employees is recorded by the Company over the vesting periods. The fair value of the deferred share units granted by MFC to the Company's employees is recognized in the accounts of the Company over the vesting periods of the units. The intrinsic fair value of the restricted share units granted by MFC to the Company's employees is recognized in the accounts of the Company over the vesting periods of the units.

Under MFC's Executive Stock Option Plan ("ESOP"), stock options are granted to selected individuals. Options provide the holder with the right to purchase common shares at an exercise price equal to the closing market price of MFC's common shares on the Toronto Stock Exchange on the business day immediately preceding the date the options were granted. The options vest over a period not exceeding four years and expire not more than 10 years from the grant date. A total of 73.6 million common shares have been reserved for issuance under the ESOP.

MFC grants DSUs under the ESOP and the Stock Plan for Non-Employee Directors. Under the ESOP, the holder is entitled to receive cash payment equal to the value of the same number of common shares plus credited dividends on retirement or termination of employment. These DSUs vested over a three-year period and each DSU entitles the holder to receive one common share on retirement or termination of employment. When dividends are paid on MFC's common shares, holders of DSUs are deemed to receive dividends at the same rate, payable in the form of additional DSUs. Under the Stock Plan for Non-Employee Directors, each eligible director may elect to receive his or her annual director's retainer and fees in DSUs or common shares in lieu of cash. Upon termination of board service, an eligible director who has elected to receive DSUs will be entitled to receive cash equal to the value of the DSUs accumulated in his or her account or, at his or her direction, an equivalent number of common shares. A total of one million common shares of MFC have been reserved for issuance under the Stock Plan for Non-Employee Directors. In 2006, MFC issued a total of 181,000 DSUs (2005 - 182,000) to certain employees who elected to defer receipt of all or part of their annual bonus. Also in 2006, MFC issued a total of 720,000 DSUs (2005 - 0) to certain employees who elected to defer payment of all or part of their 2004 restricted share units. Restricted share units are discussed below. The DSUs issued in 2006 and 2005 vested immediately upon issue.

Global Share Ownership Plan (GSOP)

Effective January 1, 2001, MFC established the Global Share Ownership Plan ("GSOP") for its eligible employees and the Stock Plan for Non-Employee Directors. Under the GSOP, qualifying employees can choose to have up to 5% of their annual base earnings applied toward the purchase of common shares of MFC. Subject to certain conditions, MFC will match a percentage of the employee's eligible contributions to certain maximums. MFC's contributions vest immediately. All contributions are used by the GSOP's trustee to purchase common shares in the open market. The Company's compensation expense related to the GSOP was $0.9 million for the year ended December 31, 2006 (2005 - $0.3 million; 2004 - $0.6 million).

Director Equity Incentive Plan (DEIP)

MFC had previously granted stock options to directors under the Director Equity Incentive Plan ("DEIP"). There were no stock options granted under the DEIP in 2006 or 2005, as a result of a decision made by the MFC Board of Directors in 2004 to permanently discontinue stock option grants to directors. A total of 500,000 common shares of MFC had been reserved for issuance under the DEIP.

Restricted Share Unit Plan (RSU)

In 2003, MFC established the Restricted Share Unit ("RSU") Plan. For the year ended December 31, 2006, MFC granted a total of 1.6 million (2005 - 1.8 million) RSUs to certain eligible employees under this plan. RSUs represent phantom common shares of MFC that entitle a participant to receive payment equal to the market value of the same number of common shares, plus credited dividends, at the time the RSUs vest. RSUs vest three years from the grant date, subject to performance conditions, and the related compensation expense is recognized over this period, except where the employee is eligible to retire prior to the vesting date, in which case the cost is recognized over the period between the grant date and the date on which the employee is eligible to retire. The Company's compensation expense related to RSUs was $13.8 million for the year ended December 31, 2006 (2005 - $27.4 million; 2004 - $0).

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

The Company's portion of MFC DSU unit awards outstanding during 2006 was as follows:

                                                                DSUs
                                                             Outstanding
                                                             -----------
Outstanding, January 1, 2006................................   306,888
Granted.....................................................    11,846
Redeemed....................................................   (50,548)
Forfeited...................................................       (--)
Dividends Reinvested........................................     5,466
                                                               -------
Outstanding, December 31, 2006..............................   273,652
                                                               =======

The Company's portion of MFC RSU grants outstanding during 2006 was as follows:

                                                                RSUs
                                                             Outstanding
                                                             -----------
Outstanding, January 1, 2006................................   901,417
Granted.....................................................   353,340
Redeemed....................................................  (537,665)
Forfeited...................................................   (19,976)
Dividends Reinvested........................................    24,381
                                                              --------
Outstanding, December 31, 2006..............................   721,497
                                                              ========

The following table summarizes the Company's stock option awards outstanding and the weighted average exercise price during the year ended December 31, 2006:

                                                        December 31, 2006
                                                   ---------------------------
                                                              Weighted Average
                                                    Options    Exercise Price
                                                   ---------  ----------------
Outstanding, January 1, 2006...................... 5,384,262       $19.28
Granted...........................................   754,616       $32.56
Exercised.........................................  (611,554)      $18.02
Forfeited.........................................   (41,244)      $26.41
                                                   ---------
Outstanding, December 31, 2006.................... 5,486,080       $21.19
                                                   =========
Exercisable, December 31, 2006.................... 3,655,146       $18.39
                                                   =========

The market value of MFC common shares at December 31, 2006 was $33.62.

The weighted average fair value of each option granted in 2006 has been estimated at $32.56 using the Black-Scholes option-pricing model. The weighted average assumptions used in the determination of the fair value of each option are as follows:

                                          For the Years Ended December 31,
                                         ----------------------------------
                                            2006        2005        2004
                                         ----------  ----------  ----------
Dividend Yield..........................       1.94%       1.90%       1.80%
Expected Volatility.....................      20.00%      20.00%      22.50%
Risk - Free Interest Rate...............       4.11%       3.70%       3.70%
Expected Life of Stock Option........... 6.50 years  6.00 years  6.00 years

The Company recorded compensation expense for stock options granted of $4.5 million during the year ended December 31, 2006 (2005 - $4.5 million; 2004 - $0).

In aggregate, the Company recorded share based compensation expense of $19.2 million for the year ended December 31, 2006 (2005 - $32.2 million; 2004 - $0.6 million).

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 15 - Taiwan Branch Transfer and Subsequent Reinsurance of Taiwan Business back to the Company

Effective January 1, 2005, the Company transferred its Taiwan branch operations to an affiliate, Manulife (International) Limited (MIL). Assets of $295 million and liabilities of $176 million were transferred. The loss on the intercompany transfer of $77 million, net of tax benefit of $42 million, was accounted for as a transaction between entities under common control and recorded as a reduction to additional paid in capital.

During the fourth quarter of 2005, a block of business of the Taiwan branch was transferred back to the Company through reinsurance, in two steps. First MIL entered into a modified coinsurance agreement with an affiliate, Manufacturers Life Reinsurance Limited (MLRL), transferring the business to MLRL. Then MLRL entered into a modified coinsurance agreement with the Company, transferring the business to the Company. The Company recorded reinsurance recoverable of $152 million, assumed policyholder liabilities of $123 million, and received a ceding commission of $102 million. These transactions were also accounted for as transactions between entities under common control, and the gain of $85 million, net of tax expense of $46 million, was recorded as an increase to additional paid in capital.

The net effect on the Company's additional paid in capital for the transfer and reinsurance of the Taiwan branch business was an increase of $8 million in 2005.

Subsequent to the transfer it was determined that reserves on the Taiwan business needed to be strengthened by $10 million net of tax benefit of $5 million. This activity was reported in the Company's 2005 consolidated statement of income.

Note 16 - Subsequent Events

Pursuant to a senior promissory note dated March 1, 2007, the Company borrowed $477 million from an affiliate, Manulife Holdings (Delaware) LLC. Interest is calculated at a fluctuating rate equal to 3 month LIBOR plus 33.5 basis points and is payable quarterly. The interest rate was 5.68% as of March 15, 2007. The note matures on December 15, 2016.

AUDITED FINANCIAL STATEMENTS

John Hancock Life Insurance Company (U.S.A.)
Separate Account H
December 31, 2006

                  John Hancock Life Insurance Company (U.S.A.)
                               Separate Account H

                          Audited Financial Statements

                                December 31, 2006

                                    CONTENTS

Audited Financial Statements
Report of Ernst & Young LLP, Independent Registered Public Accounting Firm ..     1
Statement of Assets and Liabilities .........................................     4
Statement of Operations and Changes in Contract Owners' Equity ..............    13
Notes to Financial Statements ...............................................   102

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED
                             PUBLIC ACCOUNTING FIRM

To the Contract Owners of
John Hancock Life Insurance Company (U.S.A.) Separate Account H

We have audited the accompanying statement of assets and liabilities of John Hancock Life Insurance Company (U.S.A.) Separate Account H ("the Account,") comprising respectively the following sub-accounts,

Strategic Opportunities -- A
Strategic Opportunities -- B
Investment Quality Bond -- A
Investment Quality Bond -- B
U.S. Core -- A
U.S. Core -- B
Blue Chip Growth -- A
Blue Chip Growth -- B
Money Market -- A
Money Market -- B
Global Trust -- A
Global Trust -- B
Global Bond -- A
Global Bond -- B
U.S. Government Securities -- A
U.S. Government Securities -- B
Income & Value -- A
Income & Value -- B
Equity-Income -- A
Equity-Income -- B
Strategic Bond -- A
Strategic Bond -- B
All Cap Core -- A
All Cap Core -- B
All Cap Growth -- A
All Cap Growth -- B
International Small Cap -- A
International Small Cap -- B
Pacific Rim -- A
Pacific Rim -- B
Science & Technology -- A
Science & Technology -- B
Emerging Small Company -- A
Emerging Small Company -- B
International Core -- A
International Core -- B
Value -- A
Value -- B
Real Estate Securities -- A
Real Estate Securities -- B
High Yield -- A
High Yield -- B
Lifestyle Aggressive -- A
Lifestyle Aggressive -- B
Lifestyle Growth -- A
Lifestyle Growth -- B
Lifestyle Balanced -- A
Lifestyle Balanced -- B
Lifestyle Moderate -- A
Lifestyle Moderate -- B
Lifestyle Conservative -- A
Lifestyle Conservative -- B
Small Company Value -- A
Small Company Value -- B
International Value -- A
International Value -- B
Total Return -- A
Total Return -- B
U.S. Large Cap Value -- A
U.S. Large Cap Value -- B
Mid Cap Stock -- A
Mid Cap Stock -- B
Global Allocation -- A
Global Allocation -- B
Dynamic Growth -- A
Dynamic Growth -- B
Total Stock Market Index -- A
Total Stock Market Index -- B
500 Index -- A
500 Index -- B
Mid Cap Index -- A
Mid Cap Index -- B

Small Cap Index -- A
Small Cap Index -- B
Capital Appreciation -- A
Capital Appreciation -- B
Health Sciences -- A
Health Sciences -- B
Financial Services -- A
Financial Services -- B
Quantitative Mid Cap -- A
Quantitative Mid Cap -- B
All Cap Value -- A
All Cap Value -- B
Utilities -- A
Utilities -- B
Mid Cap Value -- A
Mid Cap Value -- B
Fundamental Value -- A
Fundamental Value -- B
Emerging Growth -- B
Natural Resources -- B
Quantitative All Cap -- B
Large Cap Value -- B
Small Cap Opportunities -- A
Small Cap Opportunities -- B
Special Value -- B
Real Return Bond -- B
American International -- B
American Growth -- B
American Blue-Chip Income & Growth -- B
American Growth-Income -- B
American Bond -- B
American Century-Small Company -- B
PIMCO VIT All Asset
Core Equity -- B
Classic Value -- B
Quantitative Value -- B
U.S. Global Leaders Growth -- A
U.S. Global Leaders Growth -- B
John Hancock Strategic Income -- B
John Hancock International Equity Index -- A
John Hancock International Equity Index -- B
Active Bond -- A
Active Bond -- B
CGTC Overseas Equity -- B
Independence Investment LLC Small Cap -- B
Marisco International Opportunities -- B
T Rowe Price Mid Value -- B
UBS Large Cap -- B
U.S. High Yield -- B
Wellington Small Cap Growth -- B
Wellington Small Cap Value -- B
Wells Capital Core Bond-- B
Index Allocation -- B
Large Cap Value -- A
Scudder Capital Growth -- B
Scudder Global Discovery -- B
Scudder Growth & Income -- B
Scudder Health Sciences -- B
Scudder International -- B
Scudder Mid Cap Growth -- B
Scudder Blue Chip -- B
Scudder Contarian Value -- B
Scudder Global Blue Chip -- B
Scudder Government Securities -- B
Scudder High Income -- B
Scudder International Select Equity -- B
Scudder Fixed Income -- B
Scudder Money Market -- B
Scudder Small Cap Growth -- B
Scudder Technology Growth -- B
Scudder Total Return -- B
Scudder Davis Venture Value -- B
Scudder Dreman High Return Equity -- B
Scudder Dreman Small Cap Value -- B
Scudder Janus Growth & Income -- B
Scudder Turner Mid Cap Growth -- B
Scudder Real Estate -- B
Scudder Strategic Income -- B
Scudder Moderate Allocation -- B
Scudder Conservative Allocation -- B
Scudder Growth Allocation -- B
Scudder Bond -- B
Scudder Equity 500 Index -- B
Alger American Balanced -- B
Alger American Leveraged All Cap -- B
Credit Suisse Emerging Markets -- B
Credit Suisse Global Post Venture Capital -- B
Dreyfus Socially Responsible Growth -- B
Dreyfus IP Midcap Stock -- B
Invesco Utilities -- B
Basic Value Focus -- A
Small Cap Value Focus -- A
ML Global Allocation -- B
as of December 31, 2006, and the related statements of operations and changes in contract owners' equity for those sub-accounts and for Large Cap Growth -- A, Large Cap Growth -- B, Strategic Value -- A, Strategic Value -- B, Mid Cap Core -- B, Scudder Dreman Financial Services -- B, Scudder Salomon Aggressive Growth -- B, Scudder Janus Growth Opportunities -- B, Scudder MFS Strategic Value -- B, Scudder Oak Strategic Equity -- B, Scudder Income Allocation -- B, Scudder Templeton Foreign Value -- B, and Scudder Mercury Large Cap -- B sub-accounts for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal controls over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting John Hancock Life Insurance Company (U.S.A.) Separate Account H at December 31, 2006, and the results of their operations and the changes in their contract owners' equity for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                         /s/ Ernst & Young LLP



Boston, Massachusetts
April 13, 2007

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006

                                             Strategic         Strategic         Investment       Investment
                                        Opportunities - A  Opportunities - B  Quality Bond - A  Quality Bond - B  U.S. Core - A
                                        -----------------  -----------------  ----------------  ----------------  -------------
ASSETS
Investments in shares of portfolios at
   value:                                  $307,765,231       $23,023,373       $136,834,282       $115,907,365    $728,071,238
                                           ------------       -----------       ------------       ------------    ------------
Total Assets                               $307,765,231       $23,023,373       $136,834,282       $115,907,365    $728,071,238
                                           ============       ===========       ============       ============    ============
NET ASSETS:
Contracts in accumulation                  $307,335,011       $23,022,675       $136,465,004       $115,907,365    $726,743,764
Contracts in payout (annuitization)             430,220               698            369,278                          1,327,474
                                           ------------       -----------       ------------       ------------    ------------
Total net assets                           $307,765,231       $23,023,373       $136,834,282       $115,907,365    $728,071,238
                                           ============       ===========       ============       ============    ============
Units outstanding                            12,559,424         1,732,901          6,261,499          7,917,447      29,245,565
                                           ============       ===========       ============       ============    ============
Unit value (in accumulation)               $      24.50       $     13.29       $      21.85       $      14.64    $      24.90
                                           ============       ===========       ============       ============    ============

                                                         Blue Chip     Blue Chip
                                        U.S. Core - B   Growth - A    Growth - B   Money Market - A  Money Market - B
                                        -------------  ------------  ------------  ----------------  ----------------
ASSETS
Investments in shares of portfolios at
   value:                                $78,112,703   $554,433,820  $154,585,091    $311,440,313      $305,880,291
                                         -----------   ------------  ------------    ------------      ------------
Total Assets                             $78,112,703   $554,433,820  $154,585,091    $311,440,313      $305,880,291
                                         ===========   ============  ============    ============      ============
NET ASSETS:
Contracts in accumulation                $78,112,703   $553,749,883  $154,585,091    $311,075,165      $305,766,473
Contracts in payout (annuitization)                         683,937                       365,148           113,818
                                         -----------   ------------  ------------    ------------      ------------
Total net assets                         $78,112,703   $554,433,820  $154,585,091    $311,440,313      $305,880,291
                                         ===========   ============  ============    ============      ============
Units outstanding                          5,504,158     26,906,895    10,160,181      19,704,917        24,353,986
                                         ===========   ============  ============    ============      ============
Unit value (in accumulation)             $     14.19   $      20.61  $      15.21    $      15.81      $      12.56
                                         ===========   ============  ============    ============      ============

                                                                                                              U.S. Government
                                        Global Trust - A  Global Trust - B  Global Bond - A  Global Bond - B   Securities - A
                                        ----------------  ----------------  ---------------  ---------------  ---------------
ASSETS
Investments in shares of portfolios at
   value:                                 $260,711,806       $35,849,220      $97,361,289      $182,700,208     $136,847,385
                                          ------------       -----------      -----------      ------------     ------------
Total Assets                              $260,711,806       $35,849,220      $97,361,289      $182,700,208     $136,847,385
                                          ============       ===========      ===========      ============     ============
NET ASSETS:
Contracts in accumulation                 $260,401,275       $35,716,595      $97,318,705      $182,650,320     $136,717,471
Contracts in payout (annuitization)            310,531           132,625           42,584            49,888          129,914
                                          ------------       -----------      -----------      ------------     ------------
Total net assets                          $260,711,806       $35,849,220      $97,361,289      $182,700,208     $136,847,385
                                          ============       ===========      ===========      ============     ============
Units outstanding                            8,922,244         1,910,631        4,254,622        11,017,535        7,000,426
                                          ============       ===========      ===========      ============     ============
Unit value (in accumulation)              $      29.22       $     18.76      $     22.88      $      16.58     $      19.55
                                          ============       ===========      ===========      ============     ============

                                        U.S. Government    Income &
                                         Securities - B    Value - A   Income & Value - B  Equity-Income - A  Equity-Income - B
                                        ---------------  ------------  ------------------  -----------------  -----------------
ASSETS
Investments in shares of portfolios at
   value:                                 $74,547,788    $330,322,781      $91,331,878        $662,230,708       $282,031,516
                                          -----------    ------------      -----------        ------------       ------------
Total Assets                              $74,547,788    $330,322,781      $91,331,878        $662,230,708       $282,031,516
                                          ===========    ============      ===========        ============       ============
NET ASSETS:
Contracts in accumulation                 $74,547,788    $329,981,457      $91,331,878        $661,188,542       $282,031,516
Contracts in payout (annuitization)                           341,324                            1,042,166
                                          -----------    ------------      -----------        ------------       ------------
Total net assets                          $74,547,788    $330,322,781      $91,331,878        $662,230,708       $282,031,516
                                          ===========    ============      ===========        ============       ============
Units outstanding                           5,486,202      13,421,722        5,879,600          22,179,215         16,211,703
                                          ===========    ============      ===========        ============       ============
Unit value (in accumulation)              $     13.59    $      24.61      $     15.53        $      29.86       $      17.40
                                          ===========    ============      ===========        ============       ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                STATEMENT OF ASSETS AND LIABILITIES--(CONTINUED)
                                DECEMBER 31, 2006

                                                                                                                       All Cap
                                        Strategic Bond - A  Strategic Bond - B  All Cap Core - A  All Cap Core - B   Growth - A
                                        ------------------  ------------------  ----------------  ----------------  ------------
ASSETS
Investments in shares of portfolios at
   value:                                  $135,033,371         $97,092,302       $143,932,795       $10,072,010    $205,159,404
                                           ------------         -----------       ------------       -----------    ------------
Total Assets                               $135,033,371         $97,092,302       $143,932,795       $10,072,010    $205,159,404
                                           ============         ===========       ============       ===========    ============
NET ASSETS:
Contracts in accumulation                  $134,933,590         $97,092,302       $143,814,328       $10,072,010    $204,807,400
Contracts in payout (annuitization)              99,781                                118,467                           352,004
                                           ------------         -----------       ------------       -----------    ------------
Total net assets                           $135,033,371         $97,092,302       $143,932,795       $10,072,010    $205,159,404
                                           ============         ===========       ============       ===========    ============
Units outstanding                             6,540,056           6,041,040          7,796,201           546,094      11,560,384
                                           ============         ===========       ============       ===========    ============
Unit value (in accumulation)               $      20.65         $     16.07       $      18.46       $     18.44    $      17.75
                                           ============         ===========       ============       ===========    ============

                                                            International  International
                                        All Cap Growth - B  Small Cap - A  Small Cap - B  Pacific Rim - A  Pacific Rim - B
                                        ------------------  -------------  -------------  ---------------  ---------------
ASSETS
Investments in shares of portfolios at
   value:                                   $25,736,425      $125,838,552   $52,296,908     $55,901,754      $39,723,999
                                            -----------      ------------   -----------     -----------      -----------
Total Assets                                $25,736,425      $125,838,552   $52,296,908     $55,901,754      $39,723,999
                                            ===========      ============   ===========     ===========      ===========
NET ASSETS:
Contracts in accumulation                   $25,736,425      $125,760,923   $52,296,908     $55,885,972      $39,723,999
Contracts in payout (annuitization)                                77,629                        15,782
                                            -----------      ------------   -----------     -----------      -----------
Total net assets                            $25,736,425      $125,838,552   $52,296,908     $55,901,754      $39,723,999
                                            ===========      ============   ===========     ===========      ===========
Units outstanding                             1,742,991         5,089,895     2,156,299       3,952,042        1,839,479
                                            ===========      ============   ===========     ===========      ===========
Unit value (in accumulation)                $     14.77      $      24.72   $     24.25     $     14.15      $     21.60
                                            ===========      ============   ===========     ===========      ===========

                                           Science &       Science &    Emerging Small  Emerging Small  International
                                        Technology - A  Technology - B    Company - A     Company - B      Core - A
                                        --------------  --------------  --------------  --------------  -------------
ASSETS
Investments in shares of portfolios at
   value:                                $208,201,998     $54,950,175     $98,495,711     $47,965,200    $93,287,011
                                         ------------     -----------     -----------     -----------    -----------
Total Assets                             $208,201,998     $54,950,175     $98,495,711     $47,965,200    $93,287,011
                                         ============     ===========     ===========     ===========    ===========
NET ASSETS:
Contracts in accumulation                $208,075,781     $54,948,624     $98,431,651     $47,965,200    $93,157,935
Contracts in payout (annuitization)           126,217           1,551          64,060                        129,076
                                         ------------     -----------     -----------     -----------    -----------
Total net assets                         $208,201,998     $54,950,175     $98,495,711     $47,965,200    $93,287,011
                                         ============     ===========     ===========     ===========    ===========
Units outstanding                          19,134,560       4,062,323       5,675,377       3,257,290      5,288,392
                                         ============     ===========     ===========     ===========    ===========
Unit value (in accumulation)             $      10.88     $     13.53     $     17.35     $     14.73    $     17.64
                                         ============     ===========     ===========     ===========    ===========

                                        International                              Real Estate      Real Estate
                                           Core - B      Value - A    Value - B   Securities - A  Securities - B
                                        -------------  ------------  -----------  --------------  --------------
ASSETS
Investments in shares of portfolios at
   value:                                $42,672,268   $180,670,849  $54,276,690   $185,687,524    $153,620,407
                                         -----------   ------------  -----------   ------------    ------------
Total Assets                             $42,672,268   $180,670,849  $54,276,690   $185,687,524    $153,620,407
                                         ===========   ============  ===========   ============    ============
NET ASSETS:
Contracts in accumulation                $42,625,988   $180,397,934  $54,276,690   $185,534,490    $153,586,543
Contracts in payout (annuitization)           46,280        272,915                     153,034          33,864
                                         -----------   ------------  -----------   ------------    ------------
Total net assets                         $42,672,268   $180,670,849  $54,276,690   $185,687,524    $153,620,407
                                         ===========   ============  ===========   ============    ============
Units outstanding                          2,166,288      7,252,323    2,811,426      5,075,483       4,890,295
                                         ===========   ============  ===========   ============    ============
Unit value (in accumulation)             $     19.70   $      24.91  $     19.31   $      36.59    $      31.41
                                         ===========   ============  ===========   ============    ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                STATEMENT OF ASSETS AND LIABILITIES--(CONTINUED)
                                DECEMBER 31, 2006

                                                                           Lifestyle       Lifestyle      Lifestyle
                                        High Yield - A  High Yield - B  Aggressive - A  Aggressive - B   Growth - A
                                        --------------  --------------  --------------  --------------  ------------
ASSETS
Investments in shares of portfolios at
   value:                                $116,074,217     $88,817,338    $214,081,947    $309,161,108   $879,620,045
                                         ------------     -----------    ------------    ------------   ------------
Total Assets                             $116,074,217     $88,817,338    $214,081,947    $309,161,108   $879,620,045
                                         ============     ===========    ============    ============   ============
NET ASSETS:
Contracts in accumulation                $115,972,594     $88,731,580    $214,080,591    $309,161,108   $878,551,415
Contracts in payout (annuitization)           101,623          85,758           1,356                      1,068,630
                                         ------------     -----------    ------------    ------------   ------------
Total net assets                         $116,074,217     $88,817,338    $214,081,947    $309,161,108   $879,620,045
                                         ============     ===========    ============    ============   ============
Units outstanding                           7,027,050       5,215,195      12,037,626      16,595,789     46,043,879
                                         ============     ===========    ============    ============   ============
Unit value (in accumulation)             $      16.52     $     17.03    $      17.78    $      18.63   $      19.10
                                         ============     ===========    ============    ============   ============

                                           Lifestyle      Lifestyle      Lifestyle      Lifestyle      Lifestyle
                                          Growth - B    Balanced - A   Balanced - B   Moderate - A   Moderate - B
                                        --------------  ------------  --------------  ------------  --------------
ASSETS
Investments in shares of portfolios at
   value:                               $8,845,508,747  $985,779,872  $6,683,427,162  $303,645,863  $1,387,766,421
                                        --------------  ------------  --------------  ------------  --------------
Total Assets                            $8,845,508,747  $985,779,872  $6,683,427,162  $303,645,863  $1,387,766,421
                                        ==============  ============  ==============  ============  ==============
NET ASSETS:
Contracts in accumulation               $8,845,415,013  $985,406,929  $6,683,352,196  $301,030,039  $1,387,692,665
Contracts in payout (annuitization)             93,734       372,943          74,966     2,615,824          73,756
                                        --------------  ------------  --------------  ------------  --------------
Total net assets                        $8,845,508,747  $985,779,872  $6,683,427,162  $303,645,863  $1,387,766,421
                                        ==============  ============  ==============  ============  ==============
Units outstanding                          501,634,818    49,449,565     381,237,428    15,204,994      84,168,310
                                        ==============  ============  ==============  ============  ==============
Unit value (in accumulation)            $        17.63  $      19.94  $        17.53  $      19.97  $        16.49
                                        ==============  ============  ==============  ============  ==============

                                            Lifestyle          Lifestyle    Small Company  Small Company  International
                                        Conservative - A  Conservative - B    Value - A      Value - B      Value - A
                                        ----------------  ----------------  -------------  -------------  -------------
ASSETS
Investments in shares of portfolios at
   value:                                 $146,048,384      $454,533,302     $214,489,802   $172,274,684   $361,944,454
                                          ------------      ------------     ------------   ------------   ------------
Total Assets                              $146,048,384      $454,533,302     $214,489,802   $172,274,684   $361,944,454
                                          ============      ============     ============   ============   ============
NET ASSETS:
Contracts in accumulation                 $145,984,206      $454,533,302     $214,300,173   $172,274,684   $361,717,040
Contracts in payout (annuitization)             64,178                            189,629                       227,414
                                          ------------      ------------     ------------   ------------   ------------
Total net assets                          $146,048,384      $454,533,302     $214,489,802   $172,274,684   $361,944,454
                                          ============      ============     ============   ============   ============
Units outstanding                            7,446,440        29,038,717        9,132,897      8,526,743     17,751,048
                                          ============      ============     ============   ============   ============
Unit value (in accumulation)              $      19.61      $      15.65     $      23.49   $      20.20   $      20.39
                                          ============      ============     ============   ============   ============

                                        International                                      U.S. Large Cap    U.S. Large
                                          Value - B    Total Return - A  Total Return - B     Value - A    Cap Value - B
                                        -------------  ----------------  ----------------  --------------  -------------
ASSETS
Investments in shares of portfolios at
   value:                                $228,099,289    $286,638,279      $215,790,354     $275,659,074    $101,074,243
                                         ------------    ------------      ------------     ------------    ------------
Total Assets                             $228,099,289    $286,638,279      $215,790,354     $275,659,074    $101,074,243
                                         ============    ============      ============     ============    ============
NET ASSETS:
Contracts in accumulation                $228,045,958    $286,542,503      $215,609,943     $275,378,698    $101,001,712
Contracts in payout (annuitization)            53,331          95,776           180,411          280,376          72,531
                                         ------------    ------------      ------------     ------------    ------------
Total net assets                         $228,099,289    $286,638,279      $215,790,354     $275,659,074    $101,074,243
                                         ============    ============      ============     ============    ============
Units outstanding                           9,830,367      17,147,454        14,889,527       18,402,991       6,320,408
                                         ============    ============      ============     ============    ============
Unit value (in accumulation)             $      23.20    $      16.72      $      14.49     $      14.98    $      15.99
                                         ============    ============      ============     ============    ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                STATEMENT OF ASSETS AND LIABILITIES--(CONTINUED)
                                DECEMBER 31, 2006

                                          Mid Cap       Mid Cap         Global          Global        Dynamic
                                         Stock - A     Stock - B    Allocation - A  Allocation - B   Growth - A
                                        ------------  ------------  --------------  --------------  -----------
ASSETS
Investments in shares of portfolios at
   value:                               $304,719,779  $161,929,029    $66,274,487    $181,780,885   $80,188,645
                                        ------------  ------------    -----------    ------------   -----------
Total Assets                            $304,719,779  $161,929,029    $66,274,487    $181,780,885   $80,188,645
                                        ============  ============    ===========    ============   ===========
NET ASSETS:
Contracts in accumulation               $304,676,434  $161,928,235    $66,273,547    $181,780,885   $80,130,938
Contracts in payout (annuitization)           43,345           794            940                        57,707
                                        ------------  ------------    -----------    ------------   -----------
Total net assets                        $304,719,779  $161,929,029    $66,274,487    $181,780,885   $80,188,645
                                        ============  ============    ===========    ============   ===========
Units outstanding                         18,381,353     7,959,255      5,264,129      11,570,456    13,496,709
                                        ============  ============    ===========    ============   ===========
Unit value (in accumulation)            $      16.58  $      20.34    $     12.59    $      15.71   $      5.94
                                        ============  ============    ===========    ============   ===========

                                          Dynamic      Total Stock       Total Stock
                                         Growth - B  Market Index - A  Market Index - B  500 Index - A  500 Index - B
                                        -----------  ----------------  ----------------  -------------  -------------
ASSETS
Investments in shares of portfolios at
   value:                               $30,933,855     $30,453,298       $30,202,803     $139,913,308   $ 95,202,414
                                        -----------     -----------       -----------     ------------   ------------
Total Assets                            $30,933,855     $30,453,298       $30,202,803     $139,913,308   $ 95,202,414
                                        ===========     ===========       ===========     ============   ============
NET ASSETS:
Contracts in accumulation               $30,933,855     $30,342,598       $30,101,549     $139,825,186   $ 95,202,414
Contracts in payout (annuitization)                         110,700           101,254           88,122
                                        -----------     -----------       -----------     ------------   ------------
Total net assets                        $30,933,855     $30,453,298       $30,202,803     $139,913,308   $ 95,202,414
                                        ===========     ===========       ===========     ============   ============
Units outstanding                         1,868,970       2,366,410         1,795,635       11,609,646      5,988,819
                                        ===========     ===========       ===========     ============   ============
Unit value (in accumulation)            $     16.55     $     12.87       $     16.82     $      12.05   $      15.90
                                        ===========     ===========       ===========     ============   ============

                                          Mid Cap      Mid Cap     Small Cap    Small Cap       Capital
                                         Index - A    Index - B    Index - A    Index - B   Appreciation - A
                                        -----------  -----------  -----------  -----------  ---------------
ASSETS
Investments in shares of portfolios at
   value:                               $69,717,699  $70,694,831  $40,547,500  $44,538,049    $218,602,333
                                        -----------  -----------  -----------  -----------    ------------
Total Assets                            $69,717,699  $70,694,831  $40,547,500  $44,538,049    $218,602,333
                                        ===========  ===========  ===========  ===========    ============
NET ASSETS:
Contracts in accumulation               $69,687,072  $70,694,831  $40,502,922  $44,538,049    $218,410,476
Contracts in payout (annuitization)          30,627                    44,578                      191,857
                                        -----------  -----------  -----------  -----------    ------------
Total net assets                        $69,717,699  $70,694,831  $40,547,500  $44,538,049    $218,602,333
                                        ===========  ===========  ===========  ===========    ============
Units outstanding                         3,647,695    3,930,705    2,273,619    2,384,686      22,981,087
                                        ===========  ===========  ===========  ===========    ============
Unit value (in accumulation)            $     19.11  $     17.99  $     17.83  $     18.68    $       9.51
                                        ===========  ===========  ===========  ===========    ============

                                             Capital          Health        Health       Financial    Financial
                                        Appreciation - B   Sciences - A  Sciences - B  Services - A  Services - B
                                        ----------------  -------------  ------------  ------------  ------------
ASSETS
Investments in shares of portfolios at
   value:                                 $100,280,811     $72,020,065    $72,848,017   $45,179,873   $55,701,359
                                          ------------     -----------    -----------   -----------   -----------
Total Assets                              $100,280,811     $72,020,065    $72,848,017   $45,179,873   $55,701,359
                                          ============     ===========    ===========   ===========   ===========
NET ASSETS:
Contracts in accumulation                 $100,280,811     $72,016,770    $72,847,289   $45,179,873   $55,700,561
Contracts in payout (annuitization)                              3,295            728                         798
                                          ------------     -----------    -----------   -----------   -----------
Total net assets                          $100,280,811     $72,020,065    $72,848,017   $45,179,873   $55,701,359
                                          ============     ===========    ===========   ===========   ===========
Units outstanding                            6,968,696       4,162,723      3,953,949     2,583,144     2,933,691
                                          ============     ===========    ===========   ===========   ===========
Unit value (in accumulation)              $      14.39     $     17.30    $     18.42   $     17.49   $     18.99
                                          ============     ===========    ===========   ===========   ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                STATEMENT OF ASSETS AND LIABILITIES--(CONTINUED)
                               DECEMBER 31, 2006

                                        Quantitative  Quantitative    All Cap      All Cap
                                        Mid Cap - A    Mid Cap - B   Value - A    Value - B   Utilities - A
                                        ------------  ------------  -----------  -----------  -------------
ASSETS
Investments in shares of portfolios at
   value:                                $9,867,298    $9,697,275   $58,057,755  $57,471,289   $54,991,555
                                         ----------    ----------   -----------  -----------   -----------
Total Assets                             $9,867,298    $9,697,275   $58,057,755  $57,471,289   $54,991,555
                                         ==========    ==========   ===========  ===========   ===========
NET ASSETS:
Contracts in accumulation                $9,867,298    $9,697,275   $58,057,755  $57,471,289   $54,961,105
Contracts in payout (annuitization)                                                                 30,450
                                         ----------    ----------   -----------  -----------   -----------
Total net assets                         $9,867,298    $9,697,275   $58,057,755  $57,471,289   $54,991,555
                                         ==========    ==========   ===========  ===========   ===========
Units outstanding                           699,910       548,247     3,602,546    3,376,358     3,126,751
                                         ==========    ==========   ===========  ===========   ===========
Unit value (in accumulation)             $    14.10    $    17.69   $     16.12  $     17.02   $     17.59
                                         ==========    ==========   ===========  ===========   ===========

                                                          Mid Cap      Mid Cap      Fundamental   Fundamental
                                        Utilities - B    Value - A    Value - B      Value - A     Value - B
                                        -------------  ------------  ------------  ------------  ------------
ASSETS
Investments in shares of portfolios at
   value:                                $58,597,360   $197,760,166  $191,976,798  $175,240,516  $353,590,830
                                         -----------   ------------  ------------  ------------  ------------
Total Assets                             $58,597,360   $197,760,166  $191,976,798  $175,240,516  $353,590,830
                                         ===========   ============  ============  ============  ============
NET ASSETS:
Contracts in accumulation                $58,597,360   $197,647,290  $191,976,798  $175,240,516  $353,590,120
Contracts in payout (annuitization)                         112,876                                       710
                                         -----------   ------------  ------------  ------------  ------------
Total net assets                         $58,597,360   $197,760,166  $191,976,798  $175,240,516  $353,590,830
                                         ===========   ============  ============  ============  ============
Units outstanding                          2,218,803      9,675,201     9,922,000    10,714,532    20,166,674
                                         ===========   ============  ============  ============  ============
Unit value (in accumulation)             $     26.41   $      20.44  $      19.35  $      16.36  $      17.53
                                         ===========   ============  ============  ============  ============

                                          Emerging      Natural      Quantitative   Large Cap       Small Cap
                                         Growth - B  Resources - B    All Cap - B   Value - B   Opportunities - A
                                        -----------  --------------  ------------  -----------  -----------------
ASSETS
Investments in shares of portfolios at
   value:                               $11,308,182   $222,306,785    $3,293,950   $54,673,160     $88,036,741
                                        -----------   ------------    ----------   -----------     -----------
Total Assets                            $11,308,182   $222,306,785    $3,293,950   $54,673,160     $88,036,741
                                        ===========   ============    ==========   ===========     ===========
NET ASSETS:
Contracts in accumulation               $11,308,182   $222,112,353    $3,293,950   $54,653,962     $88,019,396
Contracts in payout (annuitization)                        194,432                      19,198          17,345
                                        -----------   ------------    ----------   -----------     -----------
Total net assets                        $11,308,182   $222,306,785    $3,293,950   $54,673,160     $88,036,741
                                        ===========   ============    ==========   ===========     ===========
Units outstanding                           574,185      5,989,474       157,118     2,246,431       3,561,237
                                        ===========   ============    ==========   ===========     ===========
Unit value (in accumulation)            $     19.69   $      37.12    $    20.96   $     24.34     $     24.72
                                        ===========   ============    ==========   ===========     ===========

                                           Small Cap                            Real Return       American           American
                                        Opportunities - B  Special Value - B      Bond - B    International - B    Growth - B
                                        -----------------  -----------------  --------------  -----------------  --------------
ASSETS
Investments in shares of portfolios at
   value:                                  $66,873,689         $6,223,274       $97,632,831      $856,032,147    $1,324,517,659
                                           -----------         ----------       -----------      ------------    --------------
Total Assets                               $66,873,689         $6,223,274       $97,632,831      $856,032,147    $1,324,517,659
                                           ===========         ==========       ===========      ============    ==============
NET ASSETS:
Contracts in accumulation                  $66,873,689         $6,220,907       $97,608,131      $856,019,714    $1,324,491,087
Contracts in payout (annuitization)                                 2,367            24,700            12,433            26,572
                                           -----------         ----------       -----------      ------------    --------------
Total net assets                           $66,873,689         $6,223,274       $97,632,831      $856,032,147    $1,324,517,659
                                           ===========         ==========       ===========      ============    ==============
Units outstanding                            2,748,812            298,427         7,163,412        33,554,049        65,701,092
                                           ===========         ==========       ===========      ============    ==============
Unit value (in accumulation)               $     24.33         $    20.85       $     13.63      $      25.51    $        20.16
                                           ===========         ==========       ===========      ============    ==============

See accompanying notes.

        JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                STATEMENT OF ASSETS AND LIABILITIES--(CONTINUED)
                                DECEMBER 31, 2006

                                        American Blue-Chip   American Growth-                     American Century -   PIMCO VIT
                                        Income & Growth - B     Income - B     American Bond - B    Small  Company     All Asset
                                        -------------------  ----------------  -----------------  ------------------  -----------
ASSETS
Investments in shares of portfolios at
   value:                                   $177,060,573      $1,094,819,585      $475,934,445        $7,959,340      $40,166,872
                                            ------------      --------------      ------------        ----------      -----------
Total Assets                                $177,060,573      $1,094,819,585      $475,934,445        $7,959,340      $40,166,872
                                            ============      ==============      ============        ==========      ===========
NET ASSETS:
Contracts in accumulation                   $177,051,797      $1,094,789,790      $475,934,445        $7,959,340      $40,166,872
Contracts in payout (annuitization)                8,776              29,795
                                            ------------      --------------      ------------        ----------      -----------
Total net assets                            $177,060,573      $1,094,819,585      $475,934,445        $7,959,340      $40,166,872
                                            ============      ==============      ============        ==========      ===========
Units outstanding                              8,938,256          57,499,647        36,599,574           487,905        2,705,463
                                            ============      ==============      ============        ==========      ===========
Unit value (in accumulation)                $      19.81      $        19.04      $      13.00        $    16.31      $     14.85
                                            ============      ==============      ============        ==========      ===========

                                                                                                        U.S. Global
                                                           Classic    Quantitative      U.S. Global       Leaders
                                        Core Equity - B   Value - B     Value - B   Leaders Growth - A   Growth - B
                                        ---------------  -----------  ------------  ------------------  -----------
ASSETS
Investments in shares of portfolios at
   value:                                 $47,851,722    $34,188,835   $5,139,138       $31,620,847     $25,697,974
                                          -----------    -----------   ----------       -----------     -----------
Total Assets                              $47,851,722    $34,188,835   $5,139,138       $31,620,847     $25,697,974
                                          ===========    ===========   ==========       ===========     ===========
NET ASSETS:
Contracts in accumulation                 $47,851,722    $34,188,835   $5,139,138       $31,620,847     $25,697,974
Contracts in payout (annuitization)
                                          -----------    -----------   ----------       -----------     -----------
RsTotal net assets                        $47,851,722    $34,188,835   $5,139,138       $31,620,847     $25,697,974
                                          ===========    ===========   ==========       ===========     ===========
Units outstanding                           3,122,725      2,036,668      277,591         2,430,020       1,984,361
                                          ===========    ===========   ==========       ===========     ===========
Unit value (in accumulation)              $     15.32    $     16.79   $    18.51       $     13.01     $     12.95
                                          ===========    ===========   ==========       ===========     ===========

                                        John Hancock     John Hancock      John Hancock
                                          Strategic      International    International                        Active
                                         Income - B    Equity Index - A  Equity Index - B  Active Bond - A    Bond - B
                                        -------------  ----------------  ----------------  ---------------  ------------
ASSETS
Investments in shares of portfolios at
   value:                                $17,466,961      $48,746,742       $39,998,672      $114,128,749   $489,520,731
                                         -----------      -----------       -----------      ------------   ------------
Total Assets                             $17,466,961      $48,746,742       $39,998,672      $114,128,749   $489,520,731
                                         ===========      ===========       ===========      ============   ============
NET ASSETS:
Contracts in accumulation                $17,466,961      $48,691,133       $39,998,672      $114,007,680   $489,503,825
Contracts in payout (annuitization)                            55,609                             121,069         16,906
                                         -----------      -----------       -----------      ------------   ------------
Total net assets                         $17,466,961      $48,746,742       $39,998,672      $114,128,749   $489,520,731
                                         ===========      ===========       ===========      ============   ============
Units outstanding                          1,264,469        2,339,248         1,937,249         8,812,410     38,059,136
                                         ===========      ===========       ===========      ============   ============
Unit value (in accumulation)             $     13.81      $     20.84       $     20.65      $      12.95   $      12.86
                                         ===========      ===========       ===========      ============   ============

                                                        Independence       Marisco
                                        CGTC Overseas  Investment LLC   International     T Rowe Price Mid   UBS Large
                                          Equity - B    Small Cap - B  Opportunities - B      Value - B       Cap - B
                                        -------------  --------------  -----------------  ----------------  ----------
ASSETS
Investments in shares of portfolios at
   value:                                 $6,821,207     $1,298,296       $40,996,807        $15,484,097    $1,732,989
                                          ----------     ----------       -----------        -----------    ----------
Total Assets                              $6,821,207     $1,298,296       $40,996,807        $15,484,097    $1,732,989
                                          ==========     ==========       ===========        ===========    ==========
NET ASSETS:
Contracts in accumulation                 $6,821,207     $1,298,296       $40,996,807        $15,484,097    $1,732,989
Contracts in payout (annuitization)
                                          ----------     ----------       -----------        -----------    ----------
Total net assets                          $6,821,207     $1,298,296       $40,996,807        $15,484,097    $1,732,989
                                          ==========     ==========       ===========        ===========    ==========
Units outstanding                            382,354         86,775         2,220,125            937,625       111,882
                                          ==========     ==========       ===========        ===========    ==========
Unit value (in accumulation)              $    17.84     $    14.96       $     18.47        $     16.51    $    15.49
                                          ==========     ==========       ===========        ===========    ==========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                STATEMENT OF ASSETS AND LIABILITIES--(CONTINUED)
                                DECEMBER 31, 2006

                                                             Wellington Small  Wellington Small  Wells Capital
                                        U.S. High Yield - B   Cap Growth - B     Cap Value - B   Core Bond - B  Index Allocation - B
                                        -------------------  ----------------  ----------------  -------------  --------------------
ASSETS
Investments in shares of portfolios at
   value:                                    $2,539,468         $29,890,947       $66,825,650      $1,493,972        $96,462,961
                                             ----------         -----------       -----------      ----------        -----------
Total Assets                                 $2,539,468         $29,890,947       $66,825,650      $1,493,972        $96,462,961
                                             ==========         ===========       ===========      ==========        ===========
NET ASSETS:
Contracts in accumulation                    $2,539,468         $29,890,947       $66,825,650      $1,493,972        $96,462,961
Contracts in payout (annuitization)
                                             ----------         -----------       -----------      ----------        -----------
Total net assets                             $2,539,468         $29,890,947       $66,825,650      $1,493,972        $96,462,961
                                             ==========         ===========       ===========      ==========        ===========
Units outstanding                               183,393           1,718,376         4,011,905         117,383          7,176,021
                                             ==========         ===========       ===========      ==========        ===========
Unit value (in accumulation)                 $    13.85         $     17.39       $     16.66      $    12.73        $     13.44
                                             ==========         ===========       ===========      ==========        ===========

                                                             Scudder Capital  Scudder Global  Scudder Growth &  Scudder Health
                                        Large Cap Value - A     Growth - B     Discovery - B     Income - B      Sciences - B
                                        -------------------  ---------------  --------------  ----------------  --------------
ASSETS
Investments in shares of portfolios at
   value:                                   $70,288,522        $80,427,752      $20,622,452      $28,395,845      $13,090,480
                                            -----------        -----------      -----------      -----------      -----------
Total Assets                                $70,288,522        $80,427,752      $20,622,452      $28,395,845      $13,090,480
                                            ===========        ===========      ===========      ===========      ===========
NET ASSETS:
Contracts in accumulation                   $70,288,522        $80,427,752      $20,611,796      $28,395,845      $13,090,480
Contracts in payout (annuitization)                                                  10,656
                                            -----------        -----------      -----------      -----------      -----------
Total net assets                            $70,288,522        $80,427,752      $20,622,452      $28,395,845      $13,090,480
                                            ===========        ===========      ===========      ===========      ===========
Units outstanding                             2,872,716          3,942,709          585,121        1,335,429          644,651
                                            ===========        ===========      ===========      ===========      ===========
Unit value (in accumulation)                $     24.47        $     20.40      $     35.24      $     21.26      $     20.31
                                            ===========        ===========      ===========      ===========      ===========

                                             Scudder       Scudder Mid Cap  Scudder Blue  Scudder Contrarian  Scudder Global
                                        International - B     Growth - B      Chip - B        Value - B        Blue Chip - B
                                        -----------------  ---------------  ------------  ------------------  --------------
ASSETS
Investments in shares of portfolios at
   value:                                  $34,689,681        $4,297,141     $29,187,334      $27,212,286       $14,635,977
                                           -----------        ----------     -----------      -----------       -----------
Total Assets                               $34,689,681        $4,297,141     $29,187,334      $27,212,286       $14,635,977
                                           ===========        ==========     ===========      ===========       ===========
NET ASSETS:
Contracts in accumulation                  $34,689,681        $4,297,141     $29,187,334      $27,202,999       $14,635,977
Contracts in payout (annuitization)                                                                 9,287
                                           -----------        ----------     -----------      -----------       -----------
Total net assets                           $34,689,681        $4,297,141     $29,187,334      $27,212,286       $14,635,977
                                           ===========        ==========     ===========      ===========       ===========
Units outstanding                            1,291,046           178,399       1,248,734        1,226,037           488,934
                                           ===========        ==========     ===========      ===========       ===========
Unit value (in accumulation)               $     26.87        $    24.09     $     23.37      $     22.20       $     29.93
                                           ===========        ==========     ===========      ===========       ===========

                                        Scudder Government  Scudder High  Scudder International  Scudder Fixed  Scudder Money
                                          Securities - B     Income - B     Select Equity - B      Income - B     Market - B
                                        ------------------  ------------  ---------------------  -------------  -------------
ASSETS
Investments in shares of portfolios at
   value:                                   $24,731,872      $37,240,540       $35,222,605        $60,299,222    $31,879,547
                                            -----------      -----------       -----------        -----------    -----------
Total Assets                                $24,731,872      $37,240,540       $35,222,605        $60,299,222    $31,879,547
                                            ===========      ===========       ===========        ===========    ===========
NET ASSETS:
Contracts in accumulation                   $24,731,872      $37,240,540       $35,222,605        $60,299,222    $31,879,547
Contracts in payout (annuitization)
                                            -----------      -----------       -----------        -----------    -----------
Total net assets                            $24,731,872      $37,240,540       $35,222,605        $60,299,222    $31,879,547
                                            ===========      ===========       ===========        ===========    ===========
Units outstanding                             1,870,394        1,894,211         1,276,899          4,404,715      2,526,007
                                            ===========      ===========       ===========        ===========    ===========
Unit value (in accumulation)                $     13.22      $     19.66       $     27.58        $     13.69    $     12.62
                                            ===========      ===========       ===========        ===========    ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                STATEMENT OF ASSETS AND LIABILITIES--(CONTINUED)
                                DECEMBER 31, 2006

                                        Scudder Small  Scudder Technology  Scudder Total    Scudder Davis    Scudder Dreman High
                                         Cap Growth B      Growth - B       Return - B    Venture Value - B   Return Equity - B
                                        -------------  ------------------  -------------  -----------------  -------------------
ASSETS
Investments in shares of portfolios at
   value:                                $26,467,142        $9,388,693      $20,283,044      $48,621,917         $137,628,544
                                         -----------        ----------      -----------      -----------         ------------
Total Assets                             $26,467,142        $9,388,693      $20,283,044      $48,621,917         $137,628,544
                                         ===========        ==========      ===========      ===========         ============
NET ASSETS:
Contracts in accumulation                $26,467,142        $9,388,693      $20,283,044      $48,621,917         $137,628,544
Contracts in payout (annuitization)
                                         -----------        ----------      -----------      -----------         ------------
Total net assets                         $26,467,142        $9,388,693      $20,283,044      $48,621,917         $137,628,544
                                         ===========        ==========      ===========      ===========         ============
Units outstanding                          1,219,526           419,618        1,149,979        2,048,805            5,323,087
                                         ===========        ==========      ===========      ===========         ============
Unit value (in accumulation)             $     21.70        $    22.37      $     17.64      $     23.73         $      25.86
                                         ===========        ==========      ===========      ===========         ============

                                                                                                                      Scudder
                                           Scudder Dreman       Scudder Janus       Scudder Turner    Scudder Real   Strategic
                                        Small Cap Value - B  Growth & Income - B  Mid Cap Growth - B   Estate - B    Income - B
                                        -------------------  -------------------  ------------------  ------------  -----------
ASSETS
Investments in shares of portfolios at
   value:                                   $57,631,663          $24,222,023          $18,694,499      $21,058,965  $13,188,983
                                            -----------          -----------          -----------      -----------  -----------
Total Assets                                $57,631,663          $24,222,023          $18,694,499      $21,058,965  $13,188,983
                                            ===========          ===========          ===========      ===========  ===========
NET ASSETS:
Contracts in accumulation                   $57,631,663          $24,222,023          $18,694,499      $21,058,965  $13,188,983
Contracts in payout (annuitization)
                                            -----------          -----------          -----------      -----------  -----------
Total net assets                            $57,631,663          $24,222,023          $18,694,499      $21,058,965  $13,188,983
                                            ===========          ===========          ===========      ===========  ===========
Units outstanding                             1,856,764            1,146,082              742,464          724,445      907,113
                                            ===========          ===========          ===========      ===========  ===========
Unit value (in accumulation)                $     31.04          $     21.13          $     25.18      $     29.07  $     14.54
                                            ===========          ===========          ===========      ===========  ===========

                                        Scudder Moderate  Scudder Conservative  Scudder Growth                    Scudder Equity 500
                                         Allocation - B      Allocation - B      Allocation B   Scudder Bond - B       Index - B
                                        ----------------  --------------------  -------------   ----------------  ------------------
ASSETS
Investments in shares of portfolios at
   value:                                 $117,984,183         $31,683,937       $141,372,774       $594,065          $36,848,675
                                          ------------         -----------       ------------       --------          -----------
Total Assets                              $117,984,183         $31,683,937       $141,372,774       $594,065          $36,848,675
                                          ============         ===========       ============       ========          ===========
NET ASSETS:
Contracts in accumulation                 $117,984,183         $31,683,937       $141,372,774       $594,065          $36,835,932
Contracts in payout (annuitization)                                                                                        12,743
                                          ------------         -----------       ------------       --------          -----------
Total net assets                          $117,984,183         $31,683,937       $141,372,774       $594,065          $36,848,675
                                          ============         ===========       ============       ========          ===========
Units outstanding                            7,758,551           2,173,768          8,914,489         46,175            1,674,427
                                          ============         ===========       ============       ========          ===========
Unit value (in accumulation)              $      15.21         $     14.58       $      15.86       $  12.87          $     22.01
                                          ============         ===========       ============       ========          ===========

                                                        Alger American  Credit Suisse     Credit Suisse
                                        Alger American     Leveraged       Emerging    Global Post Venture     Dreyfus Socially
                                         Balanced - B     All Cap - B    Markets - B       Capital - B      Responsible Growth - B
                                        --------------  --------------  -------------  -------------------  ----------------------
ASSETS
Investments in shares of portfolios at
   value:                                 $27,525,102     $10,548,174    $17,978,024        $3,470,821            $1,950,910
                                          -----------     -----------    -----------        ----------            ----------
Total Assets                              $27,525,102     $10,548,174    $17,978,024        $3,470,821            $1,950,910
                                          ===========     ===========    ===========        ==========            ==========
NET ASSETS:
Contracts in accumulation                 $27,512,733     $10,548,174    $17,978,024        $3,470,821            $1,950,910
Contracts in payout (annuitization)            12,369
                                          -----------     -----------    -----------        ----------            ----------
Total net assets                          $27,525,102     $10,548,174    $17,978,024        $3,470,821            $1,950,910
                                          ===========     ===========    ===========        ==========            ==========
Units outstanding                           1,635,810         452,490        474,747           119,135               100,978
                                          ===========     ===========    ===========        ==========            ==========
Unit value (in accumulation)              $     16.83     $     23.31    $     37.87        $    29.13            $    19.32
                                          ===========     ===========    ===========        ==========            ==========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                STATEMENT OF ASSETS AND LIABILITIES--(CONTINUED)
                                DECEMBER 31, 2006

                                        Dreyfus IP Midcap     Invesco     Basic Value  Small Cap Value     ML Global
                                            Stock - B      Utilities - B   Focus - A      Focus - A     Allocation - B
                                        -----------------  -------------  -----------  ---------------  --------------
ASSETS
Investments in shares of portfolios at
   value:                                  $37,122,658       $6,763,297   $28,247,174    $14,989,907      $1,770,909
                                           -----------       ----------   -----------    -----------      ----------
Total Assets                               $37,122,658       $6,763,297   $28,247,174    $14,989,907      $1,770,909
                                           ===========       ==========   ===========    ===========      ==========
NET ASSETS:
Contracts in accumulation                  $37,113,141       $6,763,297   $28,247,174    $14,989,907      $1,770,909
Contracts in payout (annuitization)              9,517
                                           -----------       ----------   -----------    -----------      ----------
Total net assets                           $37,122,658       $6,763,297   $28,247,174    $14,989,907      $1,770,909
                                           ===========       ==========   ===========    ===========      ==========
Units outstanding                            1,624,427          246,956     1,057,639        361,524         124,483
                                           ===========       ==========   ===========    ===========      ==========
Unit value (in accumulation)               $     22.85       $    27.39   $     26.71    $     41.46      $    14.23
                                           ===========       ==========   ===========    ===========      ==========

                                              Total
                                         ---------------
ASSETS
Investments in shares of portfolios at
   value:                                $39,243,021,443
                                         ---------------
Total Assets                             $39,243,021,443
                                         ===============
NET ASSETS:
Contracts in accumulation                $39,229,136,387
Contracts in payout (annuitization)           13,885,056
                                         ---------------
Total net assets                         $39,243,021,443
                                         ===============
Units outstanding                          2,180,307,041
                                         ===============
Unit value (in accumulation)             $         18.00
                                         ===============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                      Strategic Opportunities - A  Strategic Opportunities - B
                                                      ---------------------------  ---------------------------
                                                          2006          2005            2006         2005
                                                      ------------  ------------    -----------  -----------
Income:
   Dividends                                          $     38,769  $  1,603,869    $        --  $    65,112
Expenses:
   Mortality and expense risk and administration
      charges                                            4,707,704     5,161,348        394,645      397,219
                                                      ------------  ------------    -----------  -----------
Net investment income (loss)                            (4,668,935)   (3,557,479)      (394,645)    (332,107)
Net realized gain (loss)                               (14,516,737)  (38,383,519)     2,024,267    1,341,289
Unrealized appreciation (depreciation) during the
   period                                               52,133,740    67,743,194        685,655      707,234
                                                      ------------  ------------    -----------  -----------
Net increase (decrease) in contract owners equity
   from operations                                      32,948,068    25,802,196      2,315,277    1,716,416
Changes from principal transactions:
   Purchase payments                                     1,842,558     2,176,173        438,704    1,201,502
   Transfers between sub-accounts and the
      company                                          (22,756,398)  (33,432,651)      (596,573)  (3,023,471)
   Withdrawals                                         (51,191,039)  (50,718,112)    (3,219,514)  (1,650,357)
   Annual contract fee                                    (459,938)     (515,205)       (81,420)     (83,853)
                                                      ------------  ------------    -----------  -----------
Net increase (decrease) in contract owners' equity
   from principal transactions:                        (72,564,817)  (82,489,795)    (3,458,803)  (3,556,179)
                                                      ------------  ------------    -----------  -----------
Total increase (decrease) in contract owners' equity   (39,616,749)  (56,687,599)    (1,143,526)  (1,839,763)
Contract owners' equity at beginning of period         347,381,980   404,069,579     24,166,899   26,006,662
                                                      ------------  ------------    -----------  -----------
Contract owners' equity at end of period              $307,765,231  $347,381,980    $23,023,373  $24,166,899
                                                      ============  ============    ===========  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                      Investment Quality Bond- A   Investment Quality Bond- B
                                                      --------------------------  ---------------------------
                                                          2006          2005           2006         2005
                                                      ------------  ------------   ------------  -----------
Income:
   Dividends                                          $  9,257,285  $ 10,698,032   $  4,866,748  $ 2,656,043
Expenses:
   Mortality and expense risk and administration
      charges                                            2,216,094     2,737,390      1,497,212      929,560
                                                      ------------  ------------   ------------  -----------
Net investment income (loss)                             7,041,191     7,960,642      3,369,536    1,726,483
Net realized gain (loss)                                  (593,063)      938,688       (807,777)    (366,957)
Unrealized appreciation (depreciation) during the
   period                                               (3,754,791)   (7,478,417)      (623,655)  (1,205,494)
                                                      ------------  ------------   ------------  -----------
Net increase (decrease) in contract owners equity
   from operations                                       2,693,337     1,420,913      1,938,104      154,032
Changes from principal transactions:
   Purchase payments                                       523,550     1,195,379     40,732,073   26,855,362
   Transfers between sub-accounts and the
      company                                           (6,507,380)  (11,790,787)     7,089,582   (3,113,286)
   Withdrawals                                         (27,152,448)  (28,057,403)    (6,749,658)  (5,823,493)
   Annual contract fee                                    (189,969)     (236,839)      (135,470)    (147,464)
                                                      ------------  ------------   ------------  -----------
Net increase (decrease) in contract owners' equity
   from principal transactions:                        (33,326,247)  (38,889,650)    40,936,527   17,771,119
                                                      ------------  ------------   ------------  -----------
Total increase (decrease) in contract owners' equity   (30,632,910)  (37,468,737)    42,874,631   17,925,151
Contract owners' equity at beginning of period         167,467,192   204,935,929     73,032,734   55,107,583
                                                      ------------  ------------   ------------  -----------
Contract owners' equity at end of period              $136,834,282  $167,467,192   $115,907,365  $73,032,734
                                                      ============  ============   ============  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                             Sub-Account
                                                      ---------------------------------------------------------
                                                            U.S. Core - A (1)             U.S. Core - B (1)
                                                      -----------------------------  --------------------------
                                                           2006           2005           2006          2005
                                                      -------------  --------------  ------------  ------------
Income:
   Dividends                                          $ 105,609,854  $   35,907,685  $ 10,962,977  $  3,285,732
Expenses:
   Mortality and expense risk and administration
      charges                                            11,466,018      14,262,835     1,346,023     1,566,233
                                                      -------------  --------------  ------------  ------------
Net investment income (loss)                             94,143,836      21,644,850     9,616,954     1,719,499
Net realized gain (loss)                                (92,024,515)    (77,917,420)    3,269,259     4,376,460
Unrealized appreciation (depreciation) during the
   period                                                52,628,466      58,436,238    (7,320,532)   (6,053,516)
                                                      -------------  --------------  ------------  ------------
Net increase (decrease) in contract owners equity
   from operations                                       54,747,787       2,163,668     5,565,681        42,443
Changes from principal transactions:
   Purchase payments                                      3,222,490       4,840,783     1,334,947     3,974,385
   Transfers between sub-accounts and the
      company                                           (84,444,056)   (102,028,494)   (9,483,407)   (9,745,925)
   Withdrawals                                         (126,802,674)   (137,229,523)  (10,014,966)   (6,750,057)
   Annual contract fee                                   (1,080,791)     (1,314,360)     (272,204)     (324,743)
                                                      -------------  --------------  ------------  ------------
Net increase (decrease) in contract owners' equity
   from principal transactions:                        (209,105,031)   (235,731,594)  (18,435,630)  (12,846,340)
                                                      -------------  --------------  ------------  ------------
Total increase (decrease) in contract owners' equity   (154,357,244)   (233,567,926)  (12,869,949)  (12,803,897)
Contract owners' equity at beginning of period          882,428,482   1,115,996,408    90,982,652   103,786,549
                                                      -------------  --------------  ------------  ------------
Contract owners' equity at end of period              $ 728,071,238  $  882,428,482  $ 78,112,703  $ 90,982,652
                                                      =============  ==============  ============  ============

(1) On May 1, 2006, the Growth & Income sub-account was renamed U.S. Core through a vote of the Board of Directors.

See accompanying notes.

        JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      --------------------------------------------------------
                                                           Blue Chip Growth- A          Blue Chip Growth- B
                                                      ----------------------------  --------------------------
                                                           2006           2005          2006          2005
                                                      -------------  -------------  ------------  ------------
Income:
   Dividends                                          $   1,251,057  $   2,803,758  $     53,861  $         --
Expenses:
   Mortality and expense risk and administration
      charges                                             8,582,051      9,876,845     2,542,848     2,343,879
                                                      -------------  -------------  ------------  ------------
Net investment income (loss)                             (7,330,994)    (7,073,087)   (2,488,987)   (2,343,879)
Net realized gain (loss)                                (11,714,604)   (28,801,786)    9,490,910     5,483,187
Unrealized appreciation (depreciation) during the
   period                                                62,188,901     58,874,043     4,007,992     2,669,855
                                                      -------------  -------------  ------------  ------------
Net increase (decrease) in contract owners equity
   from operations                                       43,143,303     22,999,170    11,009,915     5,809,163
Changes from principal transactions:
   Purchase payments                                      3,132,082      4,641,762    11,190,286    35,435,408
   Transfers between sub-accounts and the
      company                                           (47,332,109)   (62,006,186)  (12,885,293)  (12,815,487)
   Withdrawals                                          (86,787,587)   (81,103,859)  (14,146,587)   (6,986,642)
   Annual contract fee                                   (1,037,970)    (1,162,860)     (349,915)     (354,214)
                                                      -------------  -------------  ------------  ------------
Net increase (decrease) in contract owners' equity
   from principal transactions:                        (132,025,584)  (139,631,143)  (16,191,509)   15,279,065
                                                      -------------  -------------  ------------  ------------
Total increase (decrease) in contract owners' equity    (88,882,281)  (116,631,973)   (5,181,594)   21,088,228
Contract owners' equity at beginning of period          643,316,101    759,948,074   159,766,685   138,678,457
                                                      -------------  -------------  ------------  ------------
Contract owners' equity at end of period              $ 554,433,820  $ 643,316,101  $154,585,091  $159,766,685
                                                      =============  =============  ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                             Sub-Account
                                                      --------------------------------------------------------
                                                            Money Market- A              Money Market- B
                                                      --------------------------  ----------------------------
                                                          2006          2005           2006          2005
                                                      ------------  ------------  -------------  -------------
Income:
   Dividends                                          $ 14,370,942  $  8,930,943  $  12,967,533  $   5,035,936
Expenses:
   Mortality and expense risk and administration
      charges                                            4,903,462     5,127,725      5,046,049      3,355,688
                                                      ------------  ------------  -------------  -------------
Net investment income (loss)                             9,467,480     3,803,218      7,921,484      1,680,248
Net realized gain (loss)                                  (554,397)     (758,115)      (299,007)       815,738
Unrealized appreciation (depreciation) during the
   period                                                       --            --             --             --
                                                      ------------  ------------  -------------  -------------
Net increase (decrease) in contract owners equity
   from operations                                       8,913,083     3,045,103      7,622,477      2,495,986
Changes from principal transactions:
   Purchase payments                                    15,144,897     9,598,359    311,085,946    218,717,344
   Transfers between sub-accounts and the
      company                                          (20,900,433)  (18,081,306)   (88,787,889)  (106,419,539)
   Withdrawals                                          10,049,835   (38,877,096)  (133,344,705)   (71,081,740)
   Annual contract fee                                    (712,139)     (702,846)      (693,716)      (481,534)
                                                      ------------  ------------  -------------  -------------
Net increase (decrease) in contract owners' equity
   from principal transactions:                          3,582,160   (48,062,889)    88,259,636     40,734,531
                                                      ------------  ------------  -------------  -------------
Total increase (decrease) in contract owners' equity    12,495,243   (45,017,786)    95,882,113     43,230,517
Contract owners' equity at beginning of period         298,945,070   343,962,856    209,998,178    166,767,661
                                                      ------------  ------------  -------------  -------------
Contract owners' equity at end of period              $311,440,313  $298,945,070  $ 305,880,291  $ 209,998,178
                                                      ============  ============  =============  =============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
             STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS'
              EQUITY - (CONTINUED) FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      ----------------------------------------------------
                                                          Global Trust - A(2)        Global Trust - B(2)
                                                      --------------------------  ------------------------
                                                           2006         2005          2006         2005
                                                      ------------  ------------  -----------  -----------
Income:
   Dividends                                          $  3,511,373  $  3,420,545  $   408,290  $   310,477
Expenses:
   Mortality and expense risk and administration
      charges                                            3,758,480     3,874,667      550,686      471,602
                                                      ------------  ------------  -----------  -----------
Net investment income (loss)                              (247,107)     (454,122)    (142,396)    (161,125)
Net realized gain (loss)                                11,064,985     1,002,986    3,209,647    1,670,243
Unrealized appreciation (depreciation) during the
   period                                               33,546,600    22,594,519    2,584,854    1,059,405
                                                      ------------  ------------  -----------  -----------
Net increase (decrease) in contract owners equity
   from operations                                      44,364,478    23,143,383    5,652,105    2,568,523
Changes from principal transactions:
   Purchase payments                                     1,250,385     1,747,944    1,618,878    3,009,480
   Transfers between sub-accounts and the
      company                                          (10,386,914)   (8,302,022)     521,796    2,923,279
   Withdrawals                                         (39,017,146)  (36,537,501)  (4,185,626)  (1,795,609)
   Annual contract fee                                    (270,715)     (277,382)     (96,278)     (86,143)
                                                      ------------  ------------  -----------  -----------
Net increase (decrease) in contract owners' equity
   from principal transactions:                        (48,424,390)  (43,368,961)  (2,141,230)   4,051,007
                                                      ------------  ------------  -----------  -----------
Total increase (decrease) in contract owners' equity    (4,059,912)  (20,225,578)   3,510,875    6,619,530
Contract owners' equity at beginning of period         264,771,718   284,997,296   32,338,345   25,718,815
                                                      ------------  ------------  -----------  -----------
Contract owners' equity at end of period              $260,711,806  $264,771,718  $35,849,220  $32,338,345
                                                      ============  ============  ===========  ===========

(2) On May 1, 2006, the Global Equity sub-account was renamed Global Trust sub-account through a vote of the Board of

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                            Sub-Account
                                                      ------------------------------------------------------
                                                            Global Bond- A              Global Bond- B
                                                      --------------------------  --------------------------
                                                          2006          2005          2006          2005
                                                      ------------  ------------  ------------  ------------
Income:
   Dividends                                          $  1,376,896  $  7,266,851  $  1,812,487  $  5,639,116
Expenses:
   Mortality and expense risk and administration
      charges                                            1,549,600     1,873,802     2,471,200     1,900,150
                                                      ------------  ------------  ------------  ------------
Net investment income (loss)                              (172,704)    5,393,049      (658,713)    3,738,966
Net realized gain (loss)                                 2,147,188     4,346,918      (103,510)      984,072
Unrealized appreciation (depreciation) during the
   period                                                1,789,987   (20,467,561)    5,473,191   (14,462,945)
                                                      ------------  ------------  ------------  ------------
Net increase (decrease) in contract owners equity
   from operations                                       3,764,471   (10,727,594)    4,710,968    (9,739,907)
Changes from principal transactions:
   Purchase payments                                       545,855       710,171    47,447,010    42,028,227
   Transfers between sub-accounts and the
      company                                           (1,757,038)     (640,160)    9,023,062     8,187,509
   Withdrawals                                         (18,048,656)  (16,497,691)  (10,635,170)   (7,912,675)
   Annual contract fee                                    (144,159)     (166,333)     (244,140)     (270,597)
                                                      ------------  ------------  ------------  ------------
Net increase (decrease) in contract owners' equity
   from principal transactions:                        (19,403,998)  (16,594,013)   45,590,762    42,032,464
                                                      ------------  ------------  ------------  ------------
Total increase (decrease) in contract owners' equity   (15,639,527)  (27,321,607)   50,301,730    32,292,557
Contract owners' equity at beginning of period         113,000,816   140,322,423   132,398,478   100,105,921
                                                      ------------  ------------  ------------  ------------
Contract owners' equity at end of period              $ 97,361,289  $113,000,816  $182,700,208  $132,398,478
                                                      ============  ============  ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                              Sub-Account
                                                      ----------------------------------------------------------
                                                      U.S. Government Securities-A  U.S. Government Securities-B
                                                      ----------------------------  ----------------------------
                                                          2006          2005            2006          2005
                                                       ------------  ------------    ------------  ------------
Income:
   Dividends                                           $  7,793,871  $  7,539,634    $  4,030,424  $  3,564,115
Expenses:
   Mortality and expense risk and administration
      charges                                             2,263,133     2,924,597       1,296,550     1,690,896
                                                       ------------  ------------    ------------  ------------
Net investment income (loss)                              5,530,738     4,615,037       2,733,874     1,873,219
Net realized gain (loss)                                 (2,939,352)   (1,470,084)     (1,827,085)     (923,255)
Unrealized appreciation (depreciation) during the
   period                                                 1,408,182    (3,015,408)        851,711    (1,112,639)
                                                       ------------  ------------    ------------  ------------
Net increase (decrease) in contract owners equity
   from operations                                        3,999,568       129,545       1,758,500      (162,675)
Changes from principal transactions:
   Purchase payments                                        630,137     2,040,565       3,418,182     5,108,328
   Transfers between sub-accounts and the
      company                                            (9,217,503)  (22,218,990)     (5,718,588)  (19,903,588)
   Withdrawals                                          (29,236,739)  (31,617,766)    (14,316,975)  (16,203,279)
   Annual contract fee                                     (217,147)     (285,878)       (181,592)     (240,646)
                                                       ------------  ------------    ------------  ------------
Net increase (decrease) in contract owners' equity
   from principal transactions:                         (38,041,252)  (52,082,069)    (16,798,973)  (31,239,185)
                                                       ------------  ------------    ------------  ------------
Total increase (decrease) in contract owners' equity    (34,041,684)  (51,952,524)    (15,040,473)  (31,401,860)
Contract owners' equity at beginning of period          170,889,069   222,841,593      89,588,261   120,990,121
                                                       ------------  ------------    ------------  ------------
Contract owners' equity at end of period               $136,847,385  $170,889,069    $ 74,547,788  $ 89,588,261
                                                       ============  ============    ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                            Sub-Account
                                                      -------------------------------------------------------
                                                           Income & Value- A            Income & Value- B
                                                      ---------------------------  --------------------------
                                                          2006          2005          2006          2005
                                                      ------------  -------------  ------------  ------------
Income:
   Dividends                                          $  7,291,176  $   7,360,795  $  1,748,202  $  1,668,169
Expenses:
   Mortality and expense risk and administration
      charges                                            5,150,979      6,182,140     1,533,591     1,730,927
                                                      ------------  -------------  ------------  ------------
Net investment income (loss)                             2,140,197      1,178,655       214,611       (62,758)
Net realized gain (loss)                                12,590,377      6,185,552     5,020,520     5,753,554
Unrealized appreciation (depreciation) during the
   period                                                9,151,154      6,320,136       777,501    (2,566,410)
                                                      ------------  -------------  ------------  ------------
Net increase (decrease) in contract owners equity
   from operations                                      23,881,728     13,684,343     6,012,632     3,124,386
Changes from principal transactions:
   Purchase payments                                     1,562,348      2,422,857     3,022,514     5,933,616
   Transfers between sub-accounts and the
      company                                          (23,506,925)   (47,266,074)   (6,458,237)  (18,515,201)
   Withdrawals                                         (55,995,686)   (58,014,751)   (9,819,342)   (7,598,936)
   Annual contract fee                                    (414,355)      (483,289)     (289,601)     (331,414)
                                                      ------------  -------------  ------------  ------------
Net increase (decrease) in contract owners' equity
   from principal transactions:                        (78,354,618)  (103,341,257)  (13,544,666)  (20,511,935)
                                                      ------------  -------------  ------------  ------------
Total increase (decrease) in contract owners' equity   (54,472,890)   (89,656,914)   (7,532,034)  (17,387,549)
Contract owners' equity at beginning of period         384,795,671    474,452,585    98,863,912   116,251,461
                                                      ------------  -------------  ------------  ------------
Contract owners' equity at end of period              $330,322,781  $ 384,795,671  $ 91,331,878  $ 98,863,912
                                                      ============  =============  ============  ============

See accompanying notes.

        JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                            Sub-Account
                                                      ------------------------------------------------------
                                                        Large Cap Growth- A (3)     Large Cap Growth- B (3)
                                                      ---------------------------  -------------------------
                                                           2006          2005          2006          2005
                                                      -------------  ------------  ------------  -----------
Income:
   Dividends                                          $     832,184  $  1,882,286  $    106,783  $   475,663
Expenses:
   Mortality and expense risk and administration
      charges                                             1,068,070     3,649,230       406,883    1,325,945
                                                      -------------  ------------  ------------  -----------
Net investment income (loss)                               (235,886)   (1,766,944)     (300,100)    (850,282)
Net realized gain (loss)                                 14,723,078    (7,389,665)   10,616,587    4,308,244
Unrealized appreciation (depreciation) during the
   period                                               (10,261,488)    5,104,555    (8,961,615)  (4,944,106)
                                                      -------------  ------------  ------------  -----------
Net increase (decrease) in contract owners equity
   from operations                                        4,225,704    (4,052,054)    1,354,872   (1,486,144)
Changes from principal transactions:
   Purchase payments                                        533,540     1,900,250     1,848,740    3,487,205
   Transfers between sub-accounts and the
      company                                          (223,677,941)  (25,103,352)  (77,213,119)  (5,583,498)
   Withdrawals                                           (9,015,016)  (25,935,007)   (3,862,251)  (4,428,196)
   Annual contract fee                                     (160,925)     (543,190)      (68,570)    (283,839)
                                                      -------------  ------------  ------------  -----------
Net increase (decrease) in contract owners' equity
   from principal transactions:                        (232,320,342)  (49,681,299)  (79,295,200)  (6,808,328)
                                                      -------------  ------------  ------------  -----------
Total increase (decrease) in contract owners' equity   (228,094,638)  (53,733,353)  (77,940,328)  (8,294,472)
Contract owners' equity at beginning of period          228,094,638   281,827,991    77,940,328   86,234,800
                                                      -------------  ------------  ------------  -----------
Contract owners' equity at end of period              $          --  $228,094,638  $         --  $77,940,328
                                                      =============  ============  ============  ===========

(3) On May 1, 2006, the Large Cap Growth sub-account ceased operations through a vote of the Board of Directors.

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                             Sub-Account
                                                      --------------------------------------------------------
                                                            Equity Income- A             Equity Income- B
                                                      ----------------------------  --------------------------
                                                           2006           2005          2006          2005
                                                      -------------  -------------  ------------  ------------
Income:
   Dividends                                          $  52,369,812  $  35,662,499  $ 20,514,980  $ 11,696,485
Expenses:
   Mortality and expense risk and administration
      charges                                             9,736,116     10,738,865     4,373,407     4,345,491
                                                      -------------  -------------  ------------  ------------
Net investment income (loss)                             42,633,696     24,923,634    16,141,573     7,350,994
Net realized gain (loss)                                 21,317,488     13,086,345    17,427,728     8,041,390
Unrealized appreciation (depreciation) during the
   period                                                41,525,785    (21,569,316)    8,520,845    (9,789,928)
                                                      -------------  -------------  ------------  ------------
Net increase (decrease) in contract owners equity
   from operations                                      105,476,969     16,440,663    42,090,146     5,602,456
Changes from principal transactions:
   Purchase payments                                      3,130,812      4,682,794    13,345,042    31,358,173
   Transfers between sub-accounts and the
      company                                           (25,072,854)   (15,001,877)  (10,769,661)   (3,490,468)
   Withdrawals                                         (106,757,298)   (95,162,294)  (32,331,289)  (16,603,540)
   Annual contract fee                                     (947,859)    (1,035,620)     (744,600)     (761,239)
                                                      -------------  -------------  ------------  ------------
Net increase (decrease) in contract owners' equity
   from principal transactions:                        (129,647,199)  (106,516,997)  (30,500,508)   10,502,926
                                                      -------------  -------------  ------------  ------------
Total increase (decrease) in contract owners' equity    (24,170,230)   (90,076,334)   11,589,638    16,105,382
Contract owners' equity at beginning of period          686,400,938    776,477,272   270,441,878   254,336,496
                                                      -------------  -------------  ------------  ------------
Contract owners' equity at end of period              $ 662,230,708  $ 686,400,938  $282,031,516  $270,441,878
                                                      =============  =============  ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                            Sub-Account
                                                      ------------------------------------------------------
                                                           Strategic Bond- A           Strategic Bond- B
                                                      --------------------------  --------------------------
                                                           2006         2005          2006          2005
                                                      ------------  ------------  ------------  ------------
Income:
   Dividends                                          $  9,591,649  $  4,833,804  $  6,516,829  $  1,770,406
Expenses:
   Mortality and expense risk and administration
      charges                                            2,080,359     2,464,677     1,576,011     1,444,597
                                                      ------------  ------------  ------------  ------------
Net investment income (loss)                             7,511,290     2,369,127     4,940,818       325,809
Net realized gain (loss)                                 3,493,352     4,615,474       155,106       675,444
Unrealized appreciation (depreciation) during the
   period                                               (3,774,084)   (5,180,510)     (631,857)     (325,083)
                                                      ------------  ------------  ------------  ------------
Net increase (decrease) in contract owners equity
   from operations                                       7,230,558     1,804,091     4,464,067       676,170
Changes from principal transactions:
   Purchase payments                                       653,123       610,699     8,294,638    29,638,689
   Transfers between sub-accounts and the
      company                                           (1,934,073)    2,419,852    (6,192,372)    1,427,655
   Withdrawals                                         (24,773,659)  (27,922,743)   (9,475,164)   (6,150,060)
   Annual contract fee                                    (146,599)     (179,801)     (162,332)     (150,111)
                                                      ------------  ------------  ------------  ------------
Net increase (decrease) in contract owners' equity
   from principal transactions:                        (26,201,208)  (25,071,993)   (7,535,230)   24,766,173
                                                      ------------  ------------  ------------  ------------
Total increase (decrease) in contract owners' equity   (18,970,650)  (23,267,902)   (3,071,163)   25,442,343
Contract owners' equity at beginning of period         154,004,021   177,271,923   100,163,465    74,721,122
                                                      ------------  ------------  ------------  ------------
Contract owners' equity at end of period              $135,033,371  $154,004,021  $ 97,092,302  $100,163,465
                                                      ============  ============  ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      ----------------------------------------------------
                                                            All Cap Core- A            All Cap Core- B
                                                      --------------------------  ------------------------
                                                          2006          2005          2006         2005
                                                      ------------  ------------  -----------  -----------
Income:
   Dividends                                          $  1,107,275  $  1,346,086  $    57,978  $    73,026
Expenses:
   Mortality and expense risk and administration
      charges                                            2,227,000     2,482,916      160,874      175,596
                                                      ------------  ------------  -----------  -----------
Net investment income (loss)                            (1,119,725)   (1,136,830)    (102,896)    (102,570)
Net realized gain (loss)                                 9,558,811    (3,738,100)   1,076,517    1,173,897
Unrealized appreciation (depreciation) during the
   period                                               10,380,707    16,523,971      218,566     (374,765)
                                                      ------------  ------------  -----------  -----------
Net increase (decrease) in contract owners equity
   from operations                                      18,819,793    11,649,041    1,192,187      696,562
Changes from principal transactions:
   Purchase payments                                     1,063,655     1,282,934      253,377      709,654
   Transfers between sub-accounts and the
      company                                          (16,694,869)  (17,507,113)    (456,701)  (2,602,237)
   Withdrawals                                         (22,231,859)  (19,956,414)    (962,111)    (888,572)
   Annual contract fee                                    (280,643)     (308,363)     (29,530)     (37,025)
                                                      ------------  ------------  -----------  -----------
Net increase (decrease) in contract owners' equity
   from principal transactions:                        (38,143,716)  (36,488,956)  (1,194,965)  (2,818,180)
                                                      ------------  ------------  -----------  -----------
Total increase (decrease) in contract owners' equity   (19,323,923)  (24,839,915)      (2,778)  (2,121,618)
Contract owners' equity at beginning of period         163,256,718   188,096,633   10,074,788   12,196,406
                                                      ------------  ------------  -----------  -----------
Contract owners' equity at end of period              $143,932,795  $163,256,718  $10,072,010  $10,074,788
                                                      ============  ============  ===========  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      ----------------------------------------------------
                                                           All Cap Growth- A          All Cap Growth- B
                                                      --------------------------  ------------------------
                                                          2006          2005          2006         2005
                                                      ------------  ------------  -----------  -----------
Income:
   Dividends                                          $         --  $         --  $        --  $        --
Expenses:
   Mortality and expense risk and administration
      charges                                            3,237,949     3,685,286      444,107      485,602
                                                      ------------  ------------  -----------  -----------
Net investment income (loss)                            (3,237,949)   (3,685,286)    (444,107)    (485,602)
Net realized gain (loss)                                (2,978,719)  (19,281,511)   2,038,949    2,381,160
Unrealized appreciation (depreciation) during the
   period                                               16,866,720    39,098,799     (393,720)     (73,687)
                                                      ------------  ------------  -----------  -----------
Net increase (decrease) in contract owners equity
   from operations                                      10,650,052    16,132,002    1,201,122    1,821,871
Changes from principal transactions:
   Purchase payments                                     1,602,853     1,817,921      878,282    1,624,562
   Transfers between sub-accounts and the
      company                                          (17,866,822)  (35,319,184)  (1,189,195)  (6,687,363)
   Withdrawals                                         (29,517,224)  (29,886,790)  (4,083,269)  (1,769,552)
   Annual contract fee                                    (434,668)     (490,584)    (102,205)    (113,113)
                                                      ------------  ------------  -----------  -----------
Net increase (decrease) in contract owners' equity
   from principal transactions:                        (46,215,861)  (63,878,637)  (4,496,387)  (6,945,466)
                                                      ------------  ------------  -----------  -----------
Total increase (decrease) in contract owners' equity   (35,565,809)  (47,746,635)  (3,295,265)  (5,123,595)
Contract owners' equity at beginning of period         240,725,213   288,471,848   29,031,690   34,155,285
                                                      ------------  ------------  -----------  -----------
Contract owners' equity at end of period              $205,159,404  $240,725,213  $25,736,425  $29,031,690
                                                      ============  ============  ===========  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                            Sub-Account
                                                      ------------------------------------------------------
                                                      International Small Cap- A  International Small Cap- B
                                                      --------------------------  --------------------------
                                                          2006          2005           2006         2005
                                                      ------------  ------------   -----------  -----------
Income:
   Dividends                                          $  1,371,811  $  1,094,368   $   482,075  $   105,342
Expenses:
   Mortality and expense risk and administration
      charges                                            1,740,532     1,719,666       776,846      683,968
                                                      ------------  ------------   -----------  -----------
Net investment income (loss)                              (368,721)     (625,298)     (294,771)    (578,626)
Net realized gain (loss)                                12,076,365     8,262,850     6,089,704    4,142,832
Unrealized appreciation (depreciation) during the
   period                                               15,431,582     1,739,820     4,690,510     (496,542)
                                                      ------------  ------------   -----------  -----------
Net increase (decrease) in contract owners equity
   from operations                                      27,139,226     9,377,372    10,485,443    3,067,664
Changes from principal transactions:
   Purchase payments                                       656,688       773,011     4,028,457    3,599,620
   Transfers between sub-accounts and the
      company                                              875,819    (6,111,229)    1,232,213     (739,428)
   Withdrawals                                         (14,677,268)  (13,768,865)   (5,186,040)  (2,295,917)
   Annual contract fee                                    (238,762)     (242,336)     (149,530)    (141,105)
                                                      ------------  ------------   -----------  -----------
Net increase (decrease) in contract owners' equity
   from principal transactions:                        (13,383,523)  (19,349,419)      (74,900)     423,170
                                                      ------------  ------------   -----------  -----------
Total increase (decrease) in contract owners' equity    13,755,703    (9,972,047)   10,410,543    3,490,834
Contract owners' equity at beginning of period         112,082,849   122,054,896    41,886,365   38,395,531
                                                      ------------  ------------   -----------  -----------
Contract owners' equity at end of period              $125,838,552  $112,082,849   $52,296,908  $41,886,365
                                                      ============  ============   ===========  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          Sub-Account
                                                      ----------------------------------------------------
                                                          Pacific Rim - A (4)       Pacific Rim - B (4)
                                                      -------------------------  -------------------------
                                                          2006          2005         2006         2005
                                                      ------------  -----------  ------------  -----------
Income:
   Dividends                                          $    573,040  $   409,890  $    332,651  $   200,757
Expenses:
   Mortality and expense risk and administration
      charges                                              898,751      695,560       736,004      484,080
                                                      ------------  -----------  ------------  -----------
Net investment income (loss)                              (325,711)    (285,670)     (403,353)    (283,323)
Net realized gain (loss)                                10,799,310    3,627,096     8,059,130    1,997,069
Unrealized appreciation (depreciation) during the
   period                                               (5,962,558)   7,546,785    (4,423,144)   5,321,087
                                                      ------------  -----------  ------------  -----------
Net increase (decrease) in contract owners equity
   from operations                                       4,511,041   10,888,211     3,232,633    7,034,833
Changes from principal transactions:
   Purchase payments                                       502,661      293,761     5,051,728    2,649,464
   Transfers between sub-accounts and the
      company                                           (5,861,586)  11,108,303   (12,196,463)  13,779,896
   Withdrawals                                          (6,242,425)  (4,197,076)   (3,191,898)  (2,548,726)
   Annual contract fee                                    (141,086)    (112,318)     (136,343)    (106,462)
                                                      ------------  -----------  ------------  -----------
Net increase (decrease) in contract owners' equity
   from principal transactions:                        (11,742,436)   7,092,670   (10,472,976)  13,774,172
                                                      ------------  -----------  ------------  -----------
Total increase (decrease) in contract owners' equity    (7,231,395)  17,980,881    (7,240,343)  20,809,005
Contract owners' equity at beginning of period          63,133,149   45,152,268    46,964,342   26,155,337
                                                      ------------  -----------  ------------  -----------
Contract owners' equity at end of period              $ 55,901,754  $63,133,149  $ 39,723,999  $46,964,342
                                                      ============  ===========  ============  ===========


(4) On May 1, 2006, the Pacific Rim Emerging Markets sub-account was renamed Pacific Rim through a vote of the Board of Directors.


See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      ----------------------------------------------------
                                                        Science & Technology- A    Science & Technology- B
                                                      --------------------------  ------------------------
                                                          2006          2005         2006         2005
                                                      ------------  ------------  -----------  -----------
Income:
   Dividends                                          $         --  $         --  $        --  $        --
Expenses:
   Mortality and expense risk and administration
      charges                                            3,277,893     3,965,653      855,987      920,232
                                                      ------------  ------------  -----------  -----------
Net investment income (loss)                            (3,277,893)   (3,965,653)    (855,987)    (920,232)
Net realized gain (loss)                                (7,158,752)  (46,954,540)   2,344,078    3,353,855
Unrealized appreciation (depreciation) during the
   period                                               17,965,813    50,424,004      267,745   (2,642,180)
                                                      ------------  ------------  -----------  -----------
Net increase (decrease) in contract owners equity
   from operations                                       7,529,168      (496,189)   1,755,836     (208,557)
Changes from principal transactions:
   Purchase payments                                     2,453,025     3,595,204    3,149,377    3,187,100
   Transfers between sub-accounts and the
      company                                          (29,690,299)  (34,727,667)     149,021   (6,529,940)
   Withdrawals                                         (25,345,618)  (27,429,545)  (5,778,730)  (3,587,720)
   Annual contract fee                                    (637,462)     (757,214)    (199,402)    (224,325)
                                                      ------------  ------------  -----------  -----------
Net increase (decrease) in contract owners' equity
   from principal transactions:                        (53,220,354)  (59,319,222)  (2,679,734)  (7,154,885)
                                                      ------------  ------------  -----------  -----------
Total increase (decrease) in contract owners' equity   (45,691,186)  (59,815,411)    (923,898)  (7,363,442)
Contract owners' equity at beginning of period         253,893,184   313,708,595   55,874,073   63,237,515
                                                      ------------  ------------  -----------  -----------
Contract owners' equity at end of period              $208,201,998  $253,893,184  $54,950,175  $55,874,073
                                                      ============  ============  ===========  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      -----------------------------------------------------
                                                       Emerging Small Company- A  Emerging Small Company- B
                                                      --------------------------  -------------------------
                                                          2006           2005         2006          2005
                                                      ------------  ------------  ------------  -----------
Income:
   Dividends                                          $  6,346,100  $         --  $  3,400,026  $        --
Expenses:
   Mortality and expense risk and administration
      charges                                            1,680,287     1,963,263       939,270    1,057,654
                                                      ------------  ------------  ------------  -----------
Net investment income (loss)                             4,665,813    (1,963,263)    2,460,756   (1,057,654)
Net realized gain (loss)                                 6,332,516     3,360,899     5,754,488    4,744,275
Unrealized appreciation (depreciation) during the
   period                                               (9,597,923)    2,198,014    (7,570,809)  (1,953,420)
                                                      ------------  ------------  ------------  -----------
Net increase (decrease) in contract owners equity
   from operations                                       1,400,406     3,595,650       644,435    1,733,201
Changes from principal transactions:
   Purchase payments                                       761,623     1,264,698     1,912,186    4,151,329
   Transfers between sub-accounts and the
      company                                          (15,947,711)  (17,377,694)  (13,913,879)  (3,206,973)
   Withdrawals                                         (12,684,928)  (13,788,787)   (6,322,513)  (2,963,373)
   Annual contract fee                                    (265,780)     (307,528)     (197,629)    (224,479)
                                                      ------------  ------------  ------------  -----------
Net increase (decrease) in contract owners' equity
   from principal transactions:                        (28,136,796)  (30,209,311)  (18,521,835)  (2,243,496)
                                                      ------------  ------------  ------------  -----------
Total increase (decrease) in contract owners' equity   (26,736,390)  (26,613,661)  (17,877,400)    (510,295)
Contract owners' equity at beginning of period         125,232,101   151,845,762    65,842,600   66,352,895
                                                      ------------  ------------  ------------  -----------
Contract owners' equity at end of period              $ 98,495,711  $125,232,101  $ 47,965,200  $65,842,600
                                                      ============  ============  ============  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      -----------------------------------------------------
                                                       International Core- A (5)  International Core- B (5)
                                                      --------------------------  -------------------------
                                                          2006          2005         2006         2005
                                                      ------------  ------------  -----------  -----------
Income:
   Dividends                                          $  4,458,569  $    663,963  $ 1,609,354  $        --
Expenses:
   Mortality and expense risk and administration
      charges                                            1,326,528     1,236,525      590,483      462,256
                                                      ------------  ------------  -----------  -----------
Net investment income (loss)                             3,132,041      (572,562)   1,018,871     (462,256)
Net realized gain (loss)                                 8,306,101     2,676,978    5,910,589    3,543,839
Unrealized appreciation (depreciation) during the
   period                                                6,952,411     8,803,477      232,794      677,145
                                                      ------------  ------------  -----------  -----------
Net increase (decrease) in contract owners equity
   from operations                                      18,390,553    10,907,893    7,162,254    3,758,728
Changes from principal transactions:
   Purchase payments                                       475,461       487,280    2,858,081    1,247,889
   Transfers between sub-accounts and the
      company                                              270,869    (3,937,129)   6,067,049     (409,567)
   Withdrawals                                         (11,008,219)  (10,886,522)  (4,761,366)  (2,114,299)
   Annual contract fee                                    (176,985)     (162,096)    (109,066)     (88,949)
                                                      ------------  ------------  -----------  -----------
Net increase (decrease) in contract owners' equity
   from principal transactions:                        (10,438,874)  (14,498,467)   4,054,698   (1,364,926)
                                                      ------------  ------------  -----------  -----------
Total increase (decrease) in contract owners' equity     7,951,679    (3,590,574)  11,216,952    2,393,802
Contract owners' equity at beginning of period          85,335,332    88,925,906   31,455,316   29,061,514
                                                      ------------  ------------  -----------  -----------
Contract owners' equity at end of period              $ 93,287,011  $ 85,335,332  $42,672,268  $31,455,316
                                                      ============  ============  ===========  ===========

(5) On May 1, 2006, the International Stock sub-account was renamed International Core through a vote of the Board of Directors.

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      ----------------------------------------------------
                                                                Value- A                 Value- B
                                                      --------------------------  ------------------------
                                                          2006          2005          2006        2005
                                                      ------------  ------------  -----------  -----------
Income:
   Dividends                                          $ 25,160,441  $  1,116,742  $ 6,214,733  $   164,384
Expenses:
   Mortality and expense risk and administration
      charges                                            2,589,478     2,689,961      723,371      643,140
                                                      ------------  ------------  -----------  -----------
Net investment income (loss)                            22,570,963    (1,573,219)   5,491,362     (478,756)
Net realized gain (loss)                                15,845,592    14,018,708    3,554,914    4,794,584
Unrealized appreciation (depreciation) during the
   period                                               (7,557,978)    5,979,127   (1,151,657)    (297,809)
                                                      ------------  ------------  -----------  -----------
Net increase (decrease) in contract owners equity
   from operations                                      30,858,577    18,424,616    7,894,619    4,018,019
Changes from principal transactions:
   Purchase payments                                     1,061,161     2,337,873    5,775,771    3,466,458
   Transfers between sub-accounts and the
      company                                           (4,671,118)  (34,249,933)   3,549,292   (8,313,445)
   Withdrawals                                         (24,230,967)  (23,597,596)  (5,144,924)  (2,154,342)
   Annual contract fee                                    (311,608)     (318,735)    (136,477)    (130,292)
                                                      ------------  ------------  -----------  -----------
Net increase (decrease) in contract owners' equity
   from principal transactions:                        (28,152,532)  (55,828,391)   4,043,662   (7,131,621)
                                                      ------------  ------------  -----------  -----------
Total increase (decrease) in contract owners' equity     2,706,045   (37,403,775)  11,938,281   (3,113,602)
Contract owners' equity at beginning of period         177,964,804   215,368,579   42,338,409   45,452,011
                                                      ------------  ------------  -----------  -----------
Contract owners' equity at end of period              $180,670,849  $177,964,804  $54,276,690  $42,338,409
                                                      ============  ============  ===========  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                            Sub-Account
                                                      ------------------------------------------------------
                                                       Real Estate Securities- A  Real Estate Securities- B
                                                      --------------------------  --------------------------
                                                          2006          2005          2006          2005
                                                      ------------  ------------  ------------  ------------
Income:
   Dividends                                          $ 31,722,147  $ 26,060,575  $ 24,530,342  $ 18,934,842
Expenses:
   Mortality and expense risk and administration
   charges                                               2,521,160     2,434,291     2,200,645     1,992,064
                                                      ------------  ------------  ------------  ------------
Net investment income (loss)                            29,200,987    23,626,284    22,329,697    16,942,778
Net realized gain (loss)                                15,413,055    17,565,281     8,395,672    12,988,108
Unrealized appreciation (depreciation) during the
period                                                   7,066,900   (26,555,694)   10,512,415   (18,751,060)
                                                      ------------  ------------  ------------  ------------
Net increase (decrease) in contract owners equity
from operations                                         51,680,942    14,635,871    41,237,784    11,179,826
Changes from principal transactions:
   Purchase payments                                     1,172,502     1,362,457     9,999,082    10,406,627
   Transfers between sub-accounts and the
   company                                                 208,448   (14,852,274)      706,192   (16,159,128)
   Withdrawals                                         (21,822,033)  (19,943,480)  (16,972,579)   (9,155,058)
   Annual contract fee                                    (305,403)     (297,721)     (424,882)     (407,935)
                                                      ------------  ------------  ------------  ------------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (20,746,486)  (33,731,018)   (6,692,187)  (15,315,494)
                                                      ------------  ------------  ------------  ------------
Total increase (decrease) in contract owners' equity    30,934,456   (19,095,147)   34,545,597    (4,135,668)
Contract owners' equity at beginning of period         154,753,068   173,848,215   119,074,810   123,210,478
                                                      ------------  ------------  ------------  ------------
Contract owners' equity at end of period              $185,687,524  $154,753,068  $153,620,407  $119,074,810
                                                      ============  ============  ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      ------------------------------------------------------
                                                              High Yield- A               High Yield- B
                                                      --------------------------  --------------------------
                                                           2006         2005          2006          2005
                                                      ------------  ------------  ------------  ------------
Income:
   Dividends                                          $  8,001,088  $  7,987,982  $  5,830,292  $  4,463,670
Expenses:
   Mortality and expense risk and administration
   charges                                               1,819,982     2,249,688     1,472,057     1,711,205
                                                      ------------  ------------  ------------  ------------
Net investment income (loss)                             6,181,106     5,738,294     4,358,235     2,752,465
Net realized gain (loss)                                 2,093,785    10,735,797     1,584,449     5,392,235
Unrealized appreciation (depreciation) during the
period                                                   1,892,369   (13,652,856)    1,327,254    (6,281,628)
                                                      ------------  ------------  ------------  ------------
Net increase (decrease) in contract owners equity
from operations                                         10,167,260     2,821,235     7,269,938     1,863,072
Changes from principal transactions:
   Purchase payments                                       618,549       784,689     3,503,604     8,034,089
   Transfers between sub-accounts and the
   company                                              (8,407,499)  (35,031,174)   (7,355,765)  (25,920,103)
   Withdrawals                                         (20,866,680)  (20,157,515)  (11,363,287)   (6,847,864)
   Annual contract fee                                    (179,093)     (232,722)     (249,343)     (296,452)
                                                      ------------  ------------  ------------  ------------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (28,834,723)  (54,636,722)  (15,464,791)  (25,030,330)
                                                      ------------  ------------  ------------  ------------
Total increase (decrease) in contract owners' equity   (18,667,463)  (51,815,487)   (8,194,853)  (23,167,258)
Contract owners' equity at beginning of period         134,741,680   186,557,167    97,012,191   120,179,449
                                                      ------------  ------------  ------------  ------------
Contract owners' equity at end of period              $116,074,217  $134,741,680  $ 88,817,338  $ 97,012,191
                                                      ============  ============  ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                            Sub-Account
                                                      ---------------------------------------------------------
                                                      Lifestyle Aggressive- A (6)  Lifestyle Aggressive - B (6)
                                                      ---------------------------  ----------------------------
                                                           2006          2005           2006           2005
                                                      -------------  ------------  -------------  -------------
Income:
   Dividends                                           $ 55,002,284  $  5,749,879   $ 81,640,881   $  8,465,774
Expenses:
   Mortality and expense risk and administration
   charges                                                2,912,020     2,556,305      4,773,991      4,247,406
                                                       ------------  ------------   ------------   ------------
Net investment income (loss)                             52,090,264     3,193,574     76,866,890      4,218,368
Net realized gain (loss)                                  1,809,367     5,388,305      9,888,898     11,526,948
Unrealized appreciation (depreciation) during the
period                                                  (28,873,782)    6,327,184    (50,421,276)     6,563,487
                                                       ------------  ------------   ------------   ------------
Net increase (decrease) in contract owners equity
from operations                                          25,025,849    14,909,063     36,334,512     22,308,803
Changes from principal transactions:
   Purchase payments                                      2,520,903     2,959,495     26,241,630     18,983,534
   Transfers between sub-accounts and the
   company                                               24,032,928    17,377,258      2,459,927      4,730,603
   Withdrawals                                          (18,423,647)  (21,333,059)   (31,923,985)   (15,170,609)
   Annual contract fee                                     (526,333)     (465,899)    (1,129,394)    (1,024,453)
                                                       ------------  ------------   ------------   ------------
Net increase (decrease) in contract owners' equity
from principal transactions:                              7,603,851    (1,462,205)    (4,351,822)     7,519,075
                                                       ------------  ------------   ------------   ------------
Total increase (decrease) in contract owners' equity     32,629,700    13,446,858     31,982,690     29,827,878
Contract owners' equity at beginning of period          181,452,247   168,005,389    277,178,418    247,350,540
                                                       ------------  ------------   ------------   ------------
Contract owners' equity at end of period               $214,081,947  $181,452,247   $309,161,108   $277,178,418
                                                       ============  ============   ============   ============

(6) On May 1, 2006, the Lifestyle Aggressive 1000 sub-account was renamed Lifestyle Aggressive sub-account through a vote of the Board of Directors.

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                              Sub-Account
                                                      ----------------------------------------------------------
                                                       Lifestyle Growth - A (7)      Lifestyle Growth - B (7)
                                                      --------------------------  ------------------------------
                                                          2006           2005           2006            2005
                                                      ------------  ------------  --------------  --------------
Income:
   Dividends                                          $103,722,694  $ 23,848,564  $  731,534,861  $   81,226,702
Expenses:
   Mortality and expense risk and administration
   charges                                              12,372,226    10,826,021     107,732,832      48,223,345
                                                      ------------  ------------  --------------  --------------
Net investment income (loss)                            91,350,468    13,022,543     623,802,029      33,003,357
Net realized gain (loss)                                19,529,726     6,218,379       9,570,927       7,082,432
Unrealized appreciation (depreciation) during the
period                                                 (17,843,476)   31,427,440     109,156,269     195,410,229
                                                      ------------  ------------  --------------  --------------
Net increase (decrease) in contract owners equity
from operations                                         93,036,718    50,668,362     742,529,225     235,496,018
Changes from principal transactions:
   Purchase payments                                     8,143,821     7,628,490   3,423,672,281   2,139,713,749
   Transfers between sub-accounts and the
   company                                             100,157,498   111,862,452     423,468,292     303,861,956
   Withdrawals                                         (99,931,647)  (72,932,355)   (258,564,699)   (107,271,120)
   Annual contract fee                                  (1,833,834)   (1,620,665)     (6,088,859)     (4,273,275)
                                                      ------------  ------------  --------------  --------------
Net increase (decrease) in contract owners' equity
from principal transactions:                             6,535,838    44,937,922   3,582,487,015   2,332,031,310
                                                      ------------  ------------  --------------  --------------
Total increase (decrease) in contract owners' equity    99,572,556    95,606,284   4,325,016,240   2,567,527,328
Contract owners' equity at beginning of period         780,047,489   684,441,205   4,520,492,507   1,952,965,179
                                                      ------------  ------------  --------------  --------------
Contract owners' equity at end of period              $879,620,045  $780,047,489  $8,845,508,747  $4,520,492,507
                                                      ============  ============  ==============  ==============

(7) On May 1, 2006, the Lifestyle Growth 820 sub-account was renamed Lifestyle Growth sub-account through a vote of the Board of Directors.

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                               Sub-Account
                                                      ------------------------------------------------------------
                                                       Lifestyle Balanced - A (8)     Lifestyle Balanced - B (8)
                                                      ----------------------------  ------------------------------
                                                           2006          2005            2006              2005
                                                      -------------  -------------  --------------  --------------
Income:
   Dividends                                          $ 109,935,777  $  45,456,745  $  575,944,275  $  130,649,178
Expenses:
   Mortality and expense risk and administration
   charges                                               14,247,919     12,828,297      87,865,765      47,349,117
                                                      -------------  -------------  --------------  --------------
Net investment income (loss)                             95,687,858     32,628,448     488,078,510      83,300,061
Net realized gain (loss)                                 15,446,450     11,009,247       9,138,346       9,530,586
Unrealized appreciation (depreciation) during the
period                                                  (12,882,461)     1,630,133      68,128,643      81,523,889
                                                      -------------  -------------  --------------  --------------
Net increase (decrease) in contract owners equity
from operations                                          98,251,847     45,267,828     565,345,499     174,354,536
Changes from principal transactions:
   Purchase payments                                      5,398,357      5,577,327   1,971,230,556   1,914,102,530
   Transfers between sub-accounts and the
   company                                              114,429,584    157,923,447     308,385,303     257,090,469
   Withdrawals                                         (125,391,385)  (102,523,681)   (306,370,526)   (120,254,690)
   Annual contract fee                                   (1,730,050)    (1,633,463)     (5,537,172)     (4,089,247)
                                                      -------------  -------------  --------------  --------------
Net increase (decrease) in contract owners' equity
from principal transactions:                             (7,293,494)    59,343,630   1,967,708,161   2,046,849,062
                                                      -------------  -------------  --------------  --------------
Total increase (decrease) in contract owners' equity     90,958,353    104,611,458   2,533,053,660   2,221,203,598
Contract owners' equity at beginning of period          894,821,519    790,210,061   4,150,373,502   1,929,169,904
                                                      -------------  -------------  --------------  --------------
Contract owners' equity at end of period              $ 985,779,872  $ 894,821,519  $6,683,427,162  $4,150,373,502
                                                      =============  =============  ==============  ==============

(8) On May 1, 2006, the Lifestyle Balanced 640 sub-account was renamed Lifestyle Balanced sub-account through a vote of the Board of Directors.

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                             Sub-Account
                                                      --------------------------------------------------------
                                                      Lifestyle Moderate - A (9)   Lifestyle Moderate - B (9)
                                                      --------------------------  ----------------------------
                                                          2006          2005           2006           2005
                                                      ------------  ------------  --------------  ------------
Income:
   Dividends                                          $ 26,706,609  $ 19,233,303  $  100,565,644  $ 46,384,661
Expenses:
   Mortality and expense risk and administration
   charges                                               4,488,584     4,241,520      19,059,015    12,425,644
                                                      ------------  ------------  --------------  ------------
Net investment income (loss)                            22,218,025    14,991,783      81,506,629    33,959,017
Net realized gain (loss)                                 6,160,841     5,716,780       7,029,525     4,194,249
Unrealized appreciation (depreciation) during the
period                                                  (3,081,209)  (13,215,627)      9,239,590   (15,685,079)
                                                      ------------  ------------  --------------  ------------
Net increase (decrease) in contract owners equity
from operations                                         25,297,657     7,492,936      97,775,744    22,468,187
Changes from principal transactions:
   Purchase payments                                     2,895,606     2,760,998     331,480,289   410,956,889
   Transfers between sub-accounts and the
   company                                              37,220,644    42,018,548      51,550,908    35,482,798
   Withdrawals                                         (47,383,170)  (36,697,644)    (83,404,434)  (42,956,869)
   Annual contract fee                                    (492,370)     (453,293)     (1,315,886)   (1,160,100)
                                                      ------------  ------------  --------------  ------------
Net increase (decrease) in contract owners' equity
from principal transactions:                            (7,759,290)    7,628,609     298,310,877   402,322,718
                                                      ------------  ------------  --------------  ------------
Total increase (decrease) in contract owners' equity    17,538,367    15,121,545     396,086,621   424,790,905
Contract owners' equity at beginning of period         286,107,496   270,985,951     991,679,800   566,888,895
                                                      ------------  ------------  --------------  ------------
Contract owners' equity at end of period              $303,645,863  $286,107,496  $1,387,766,421  $991,679,800
                                                      ============  ============  ==============  ============

(9) On May 1, 2006, the Lifestyle Moderate 460 sub-account was renamed Lifestyle Moderate sub-account through a vote of the Board of Directors.

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                                 Sub-Account
                                                      ----------------------------------------------------------------
                                                      Lifestyle Conservative - A (10)  Lifestyle Conservative - B (10)
                                                      -------------------------------  -------------------------------
                                                            2006          2005               2006          2005
                                                        ------------  ------------       ------------  ------------
Income:
   Dividends                                            $ 11,101,087  $ 12,141,430       $ 29,607,452  $ 22,927,128
Expenses:
   Mortality and expense risk and administration
   charges                                                 2,294,681     2,381,069          6,698,433     5,194,365
                                                        ------------  ------------       ------------  ------------
Net investment income (loss)                               8,806,406     9,760,361         22,909,019    17,732,763
Net realized gain (loss)                                    (732,989)    3,125,379         (4,210,509)    1,913,424
Unrealized appreciation (depreciation) during the
period                                                     1,974,899   (11,256,047)         7,334,810   (15,174,832)
                                                        ------------  ------------       ------------  ------------
Net increase (decrease) in contract owners equity
from operations                                           10,048,316     1,629,693         26,033,320     4,471,355
Changes from principal transactions:
   Purchase payments                                         927,121     1,541,567         92,885,294   131,842,080
   Transfers between sub-accounts and the
   company                                                11,199,466     9,769,496          8,396,636     3,757,788
   Withdrawals                                           (28,418,786)  (22,728,624)       (40,724,192)  (24,271,975)
   Annual contract fee                                      (241,699)     (232,031)          (475,451)     (440,395)
                                                        ------------  ------------       ------------  ------------
Net increase (decrease) in contract owners' equity
from principal transactions:                             (16,533,898)  (11,649,592)        60,082,287   110,887,498
                                                        ------------  ------------       ------------  ------------
Total increase (decrease) in contract owners' equity      (6,485,582)  (10,019,899)        86,115,607   115,358,853
Contract owners' equity at beginning of period           152,533,966   162,553,865        368,417,695   253,058,842
                                                        ------------  ------------       ------------  ------------
Contract owners' equity at end of period                $146,048,384  $152,533,966       $454,533,302  $368,417,695
                                                        ============  ============       ============  ============

(10) On May 1, 2006, the Lifestyle Conservative 280 sub-account was renamed Lifestyle Conservative sub-account through a vote of the Board of Directors.

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                            Sub-Account
                                                      ------------------------------------------------------
                                                        Small Company Value- A      Small Company Value- B
                                                      --------------------------  --------------------------
                                                          2006          2005          2006          2005
                                                      ------------  ------------  ------------  ------------
Income:
   Dividends                                          $ 35,996,103  $  4,873,308  $ 28,080,440  $  3,085,285
Expenses:
   Mortality and expense risk and administration
   charges                                               3,425,647     3,708,270     2,932,586     2,973,727
                                                      ------------  ------------  ------------  ------------
Net investment income (loss)                            32,570,456     1,165,038    25,147,854       111,558
Net realized gain (loss)                                22,998,669    25,965,180    17,339,405    14,902,061
Unrealized appreciation (depreciation) during the
period                                                 (26,558,093)  (15,926,817)  (20,248,781)   (6,315,219)
                                                      ------------  ------------  ------------  ------------
Net increase (decrease) in contract owners equity
from operations                                         29,011,032    11,203,401    22,238,478     8,698,400
Changes from principal transactions:
   Purchase payments                                     1,503,945     1,946,751     8,661,035    11,076,217
   Transfers between sub-accounts and the
   company                                             (15,283,531)  (34,905,824)  (15,126,562)  (18,978,855)
   Withdrawals                                         (30,247,222)  (29,083,579)  (21,291,206)  (11,657,599)
   Annual contract fee                                    (480,089)     (527,653)     (603,379)     (643,817)
                                                      ------------  ------------  ------------  ------------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (44,506,897)  (62,570,305)  (28,360,112)  (20,204,054)
                                                      ------------  ------------  ------------  ------------
Total increase (decrease) in contract owners' equity   (15,495,865)  (51,366,904)   (6,121,634)  (11,505,654)
Contract owners' equity at beginning of period         229,985,667   281,352,571   178,396,318   189,901,972
                                                      ------------  ------------  ------------  ------------
Contract owners' equity at end of period              $214,489,802  $229,985,667  $172,274,684  $178,396,318
                                                      ============  ============  ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                            Sub-Account
                                                      ------------------------------------------------------
                                                        International Value- A      International Value- B
                                                      --------------------------  --------------------------
                                                           2006         2005           2006         2005
                                                      ------------  ------------  ------------  ------------
Income:
   Dividends                                          $ 21,544,501  $  4,128,230  $ 12,466,643  $  3,083,546
Expenses:
   Mortality and expense risk and administration
   charges                                               4,990,071     4,195,168     3,304,519     2,869,211
                                                      ------------  ------------  ------------  ------------
Net investment income (loss)                            16,554,430       (66,938)    9,162,124       214,335
Net realized gain (loss)                                36,430,315    21,027,415    22,164,072    16,418,371
Unrealized appreciation (depreciation) during the
period                                                  30,460,312    10,659,162    18,115,211      (582,638)
                                                      ------------  ------------  ------------  ------------
Net increase (decrease) in contract owners equity
from operations                                         83,445,057    31,619,639    49,441,407    16,050,068
Changes from principal transactions:
   Purchase payments                                     1,700,112     1,935,683     9,381,349    12,148,702
   Transfers between sub-accounts and the
   company                                             (14,217,939)  159,930,078      (816,688)   28,484,556
   Withdrawals                                         (44,232,030)  (32,768,789)  (23,590,093)  (11,141,684)
   Annual contract fee                                    (626,951)     (518,423)     (654,967)     (595,565)
                                                      ------------  ------------  ------------  ------------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (57,376,808)  128,578,549   (15,680,399)   28,896,009
                                                      ------------  ------------  ------------  ------------
Total increase (decrease) in contract owners' equity    26,068,249   160,198,188    33,761,008    44,946,077
Contract owners' equity at beginning of period         335,876,205   175,678,017   194,338,281   149,392,204
                                                      ------------  ------------  ------------  ------------
Contract owners' equity at end of period              $361,944,454  $335,876,205  $228,099,289  $194,338,281
                                                      ============  ============  ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                            Sub-Account
                                                      ------------------------------------------------------
                                                            Total Return- A            Total Return- B
                                                      --------------------------  --------------------------
                                                          2006          2005          2006          2005
                                                      ------------  ------------  ------------  ------------
Income:
   Dividends                                          $ 10,870,552  $ 18,206,615  $  7,716,064  $ 11,743,900
Expenses:
   Mortality and expense risk and administration
   charges                                               4,643,894     5,581,589     3,734,827     4,283,661
                                                      ------------  ------------  ------------  ------------
Net investment income (loss)                             6,226,658    12,625,026     3,981,237     7,460,239
Net realized gain (loss)                                (1,580,322)    1,322,798    (3,484,486)   (1,693,713)
Unrealized appreciation (depreciation) during the
period                                                     925,090   (10,461,667)    3,048,136    (4,226,629)
                                                      ------------  ------------  ------------  ------------
Net increase (decrease) in contract owners equity
from operations                                          5,571,426     3,486,157     3,544,887     1,539,897
Changes from principal transactions:
   Purchase payments                                     1,615,376     2,143,006    12,065,745    16,482,812
   Transfers between sub-accounts and the
   company                                             (14,962,907)  (16,006,705)  (16,041,932)   (9,720,519)
   Withdrawals                                         (45,980,473)  (48,857,424)  (33,237,451)  (25,942,681)
   Annual contract fee                                    (595,314)     (704,185)     (624,611)     (721,408)
                                                      ------------  ------------  ------------  ------------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (59,923,318)  (63,425,308)  (37,838,249)  (19,901,796)
                                                      ------------  ------------  ------------  ------------
Total increase (decrease) in contract owners' equity   (54,351,892)  (59,939,151)  (34,293,362)  (18,361,899)
Contract owners' equity at beginning of period         340,990,171   400,929,322   250,083,716   268,445,615
                                                      ------------  ------------  ------------  ------------
Contract owners' equity at end of period              $286,638,279  $340,990,171  $215,790,354  $250,083,716
                                                      ============  ============  ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      ------------------------------------------------------
                                                           U.S. Large Cap- A           U.S. Large Cap- B
                                                      --------------------------  --------------------------
                                                          2006          2005          2006          2005
                                                      ------------  ------------  ------------  ------------
Income:
   Dividends                                          $  1,736,856  $  1,514,902  $    432,956  $    141,599
Expenses:
   Mortality and expense risk and administration
   charges                                               4,387,679     5,070,783     1,724,120     1,916,955
                                                      ------------  ------------  ------------  ------------
Net investment income (loss)                            (2,650,823)   (3,555,881)   (1,291,164)   (1,775,356)
Net realized gain (loss)                                20,601,294    10,456,580    11,783,182     8,573,327
Unrealized appreciation (depreciation) during the
period                                                   7,562,352     5,610,939    (1,690,201)   (2,599,918)
                                                      ------------  ------------  ------------  ------------
Net increase (decrease) in contract owners equity
from operations                                         25,512,823    12,511,638     8,801,817     4,198,053
Changes from principal transactions:
   Purchase payments                                     1,532,145     2,971,209     2,733,983     3,688,788
   Transfers between sub-accounts and the
   company                                             (35,211,240)  (40,179,577)  (13,289,650)  (12,939,139)
   Withdrawals                                         (37,739,086)  (37,080,371)  (11,607,732)   (7,398,632)
   Annual contract fee                                    (629,484)     (711,987)     (357,001)     (424,617)
                                                      ------------  ------------  ------------  ------------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (72,047,665)  (75,000,726)  (22,520,400)  (17,073,600)
                                                      ------------  ------------  ------------  ------------
Total increase (decrease) in contract owners' equity   (46,534,842)  (62,489,088)  (13,718,583)  (12,875,547)
Contract owners' equity at beginning of period         322,193,916   384,683,004   114,792,826   127,668,373
                                                      ------------  ------------  ------------  ------------
Contract owners' equity at end of period              $275,659,074  $322,193,916  $101,074,243  $114,792,826
                                                      ============  ============  ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      ------------------------------------------------------
                                                           Mid Cap Stock- A            Mid Cap Stock- B
                                                      --------------------------  --------------------------
                                                          2006          2005          2006          2005
                                                      ------------  ------------  ------------  ------------
Income:
   Dividends                                          $ 13,402,497  $  5,985,964  $  6,709,959  $  3,960,950
Expenses:
   Mortality and expense risk and administration
   charges                                               4,690,625     3,901,342     2,608,586     2,184,398
                                                      ------------  ------------  ------------  ------------
Net investment income (loss)                             8,711,872     2,084,622     4,101,373     1,776,552
Net realized gain (loss)                                27,103,746    17,301,171    12,191,069    10,462,243
Unrealized appreciation (depreciation) during the
period                                                    (882,387)   34,081,013       859,558     9,296,920
                                                      ------------  ------------  ------------  ------------
Net increase (decrease) in contract owners equity
from operations                                         34,933,231    53,466,806    17,152,000    21,535,715
Changes from principal transactions:
   Purchase payments                                     2,261,404     2,047,318     9,475,072     8,001,240
   Transfers between sub-accounts and the
   company                                             (20,923,093)  126,207,018    (5,051,697)   26,307,727
   Withdrawals                                         (37,511,854)  (28,310,070)  (18,134,902)   (7,394,316)
   Annual contract fee                                    (743,161)     (626,059)     (547,607)     (490,103)
                                                      ------------  ------------  ------------  ------------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (56,916,704)   99,318,208   (14,259,134)   26,424,548
                                                      ------------  ------------  ------------  ------------
Total increase (decrease) in contract owners' equity   (21,983,473)  152,785,014     2,892,866    47,960,263
Contract owners' equity at beginning of period         326,703,252   173,918,238   159,036,163   111,075,900
                                                      ------------  ------------  ------------  ------------
Contract owners' equity at end of period              $304,719,779  $326,703,252  $161,929,029  $159,036,163
                                                      ============  ============  ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          Sub-Account
                                                      ----------------------------------------------------
                                                         Global Allocation-A       Global Allocation- B
                                                      ------------------------  --------------------------
                                                          2006         2005         2006          2005
                                                      -----------  -----------  ------------  ------------
Income:
   Dividends                                          $   659,168  $   594,045  $  1,058,209  $    520,035
Expenses:
   Mortality and expense risk and administration
   charges                                                954,477      934,949     2,227,544     1,190,664
                                                      -----------  -----------  ------------  ------------
Net investment income (loss)                             (295,309)    (340,904)   (1,169,335)     (670,629)
Net realized gain (loss)                                2,471,186      984,632     3,016,477     1,385,276
Unrealized appreciation (depreciation) during the
period                                                  4,871,074    2,156,763    13,578,691     3,307,204
                                                      -----------  -----------  ------------  ------------
Net increase (decrease) in contract owners equity
from operations                                         7,046,951    2,800,491    15,425,833     4,021,851
Changes from principal transactions:
   Purchase payments                                      473,835      464,837    57,561,040    47,951,198
   Transfers between sub-accounts and the
   company                                              3,501,328    2,988,113    11,267,093     8,666,805
   Withdrawals                                         (6,743,744)  (4,849,284)   (7,398,357)   (2,644,889)
   Annual contract fee                                   (162,497)    (163,925)     (152,753)     (117,564)
                                                      -----------  -----------  ------------  ------------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (2,931,078)  (1,560,259)   61,277,023    53,855,550
                                                      -----------  -----------  ------------  ------------
Total increase (decrease) in contract owners' equity    4,115,873    1,240,232    76,702,856    57,877,401
Contract owners' equity at beginning of period         62,158,614   60,918,382   105,078,029    47,200,628
                                                      -----------  -----------  ------------  ------------
Contract owners' equity at end of period              $66,274,487  $62,158,614  $181,780,885  $105,078,029
                                                      ===========  ===========  ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      -----------------------------------------------------
                                                           Dynamic Growth- A          Dynamic Growth- B
                                                      --------------------------  -------------------------
                                                           2006         2005           2006         2005
                                                      ------------  ------------  ------------  -----------
Income:
   Dividends                                          $         --  $         --  $         --  $        --
Expenses:
   Mortality and expense risk and administration
   charges                                               1,326,965     1,448,089       583,798      630,945
                                                      ------------  ------------  ------------  -----------
Net investment income (loss)                            (1,326,965)   (1,448,089)     (583,798)    (630,945)
Net realized gain (loss)                                10,334,129     5,639,486     5,803,154    4,006,875
Unrealized appreciation (depreciation) during the
period                                                  (1,348,032)    5,535,651    (2,394,185)     558,784
                                                      ------------  ------------  ------------  -----------
Net increase (decrease) in contract owners equity
from operations                                          7,659,132     9,727,048     2,825,171    3,934,714
Changes from principal transactions:
   Purchase payments                                       634,600       798,781       960,905    1,249,889
   Transfers between sub-accounts and the
   company                                             (14,137,447)   (5,265,903)   (7,442,833)     835,479
   Withdrawals                                          (9,139,203)   (8,900,791)   (5,377,581)  (3,128,401)
   Annual contract fee                                    (267,150)     (295,084)     (128,261)    (138,721)
                                                      ------------  ------------  ------------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (22,909,200)  (13,662,997)  (11,987,770)  (1,181,754)
                                                      ------------  ------------  ------------  -----------
Total increase (decrease) in contract owners' equity   (15,250,068)   (3,935,949)   (9,162,599)   2,752,960
Contract owners' equity at beginning of period          95,438,713    99,374,662    40,096,454   37,343,494
                                                      ------------  ------------  ------------  -----------
Contract owners' equity at end of period              $ 80,188,645  $ 95,438,713  $ 30,933,855  $40,096,454
                                                      ============  ============  ============  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          Sub-Account
                                                      --------------------------------------------------
                                                         Total Stock Market        Total Stock Market
                                                              Index- A                  Index- B
                                                      ------------------------  ------------------------
                                                          2006         2005         2006         2005
                                                      -----------  -----------  -----------  -----------
Income:
   Dividends                                          $   458,283  $   374,515  $   430,399  $   273,846
Expenses:
   Mortality and expense risk and administration
   charges                                                453,688      495,015      497,344      506,384
                                                      -----------  -----------  -----------  -----------
Net investment income (loss)                                4,595     (120,500)     (66,945)    (232,538)
Net realized gain (loss)                                2,575,794    1,591,602    2,529,864    1,965,138
Unrealized appreciation (depreciation) during the
period                                                  1,161,615     (323,932)   1,212,537     (582,598)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                         3,742,004    1,147,170    3,675,456    1,150,002
Changes from principal transactions:
   Purchase payments                                      307,356      338,689    1,785,719    2,231,648
   Transfers between sub-accounts and the
   company                                             (2,153,437)  (3,039,904)  (2,757,681)    (781,823)
   Withdrawals                                         (2,738,148)  (3,448,877)  (3,690,817)  (1,611,011)
   Annual contract fee                                    (60,836)     (64,542)    (104,809)    (112,214)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (4,645,065)  (6,214,634)  (4,767,588)    (273,400)
                                                      -----------  -----------  -----------  -----------
Total increase (decrease) in contract owners' equity     (903,061)  (5,067,464)  (1,092,132)     876,602
Contract owners' equity at beginning of period         31,356,359   36,423,823   31,294,935   30,418,333
                                                      -----------  -----------  -----------  -----------
Contract owners' equity at end of period              $30,453,298  $31,356,359  $30,202,803  $31,294,935
                                                      ===========  ===========  ===========  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                            Sub-Account
                                                      ------------------------------------------------------
                                                             500 Index- A                500 Index- B
                                                      --------------------------  --------------------------
                                                          2006          2005          2006          2005
                                                      ------------  ------------  ------------  ------------
Income:
   Dividends                                          $  1,409,818  $  2,727,457  $    823,264  $  1,646,881
Expenses:
   Mortality and expense risk and administration
   charges                                               2,156,410     2,547,180     1,641,363     1,922,798
                                                      ------------  ------------  ------------  ------------
Net investment income (loss)                              (746,592)      180,277      (818,099)     (275,917)
Net realized gain (loss)                                15,584,236    10,136,926    10,571,479     8,597,479
Unrealized appreciation (depreciation) during the
period                                                   3,075,952    (6,376,543)    2,367,928    (5,831,638)
                                                      ------------  ------------  ------------  ------------
Net increase (decrease) in contract owners equity
from operations                                         17,913,596     3,940,660    12,121,308     2,489,924
Changes from principal transactions:
   Purchase payments                                     1,000,873     2,126,572     2,206,769     5,658,340
   Transfers between sub-accounts and the
   company                                             (19,939,319)  (16,921,218)  (10,216,736)  (11,959,865)
   Withdrawals                                         (16,844,363)  (20,001,644)  (19,439,723)  (11,860,226)
   Annual contract fee                                    (375,424)     (457,855)     (359,697)     (435,109)
                                                      ------------  ------------  ------------  ------------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (36,158,233)  (35,254,145)  (27,809,387)  (18,596,860)
                                                      ------------  ------------  ------------  ------------
Total increase (decrease) in contract owners' equity   (18,244,637)  (31,313,485)  (15,688,079)  (16,106,936)
Contract owners' equity at beginning of period         158,157,945   189,471,430   110,890,493   126,997,429
                                                      ------------  ------------  ------------  ------------
Contract owners' equity at end of period              $139,913,308  $158,157,945  $ 95,202,414  $110,890,493
                                                      ============  ============  ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      --------------------------------------------------
                                                          Mid Cap Index- A          Mid Cap Index- B
                                                      ------------------------  ------------------------
                                                          2006         2005         2006         2005
                                                      -----------  -----------  -----------  -----------
Income:
   Dividends                                          $ 3,276,179  $ 2,565,821  $ 2,726,586  $ 1,964,032
Expenses:
   Mortality and expense risk and administration
   charges                                                954,320      997,930      906,486      873,419
                                                      -----------  -----------  -----------  -----------
Net investment income (loss)                            2,321,859    1,567,891    1,820,100    1,090,613
Net realized gain (loss)                                7,403,539    5,264,672    5,188,193    4,636,535
Unrealized appreciation (depreciation) during the
period                                                 (5,095,410)    (332,927)  (3,488,338)    (614,639)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                         4,629,988    6,499,636    3,519,955    5,112,509
Changes from principal transactions:
   Purchase payments                                      500,358      639,782    2,291,069    2,814,056
   Transfers between sub-accounts and the
   company                                              6,797,471     (790,377)  15,992,082     (695,769)
   Withdrawals                                         (8,456,455)  (7,993,262)  (6,802,323)  (4,052,684)
   Annual contract fee                                   (138,546)    (146,211)    (191,996)    (194,497)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (1,297,172)  (8,290,068)  11,288,832   (2,128,894)
                                                      -----------  -----------  -----------  -----------
Total increase (decrease) in contract owners' equity    3,332,816   (1,790,432)  14,808,787    2,983,615
Contract owners' equity at beginning of period         66,384,883   68,175,315   55,886,044   52,902,429
                                                      -----------  -----------  -----------  -----------
Contract owners' equity at end of period              $69,717,699  $66,384,883  $70,694,831  $55,886,044
                                                      ===========  ===========  ===========  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      --------------------------------------------------
                                                         Small Cap Index- A        Small Cap Index- B
                                                      ------------------------  ------------------------
                                                          2006         2005         2006         2005
                                                      -----------  -----------  -----------  -----------
Income:
   Dividends                                          $ 1,411,519  $ 1,905,071  $ 1,443,452  $ 1,793,039
Expenses:
   Mortality and expense risk and administration
   charges                                                640,332      680,231      758,986      749,704
                                                      -----------  -----------  -----------  -----------
Net investment income (loss)                              771,187    1,224,840      684,466    1,043,335
Net realized gain (loss)                                3,204,863    4,308,985    3,877,088    3,484,695
Unrealized appreciation (depreciation) during the
period                                                  2,092,540   (4,691,444)   2,016,972   (3,587,404)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                         6,068,590      842,381    6,578,526      940,626
Changes from principal transactions:
   Purchase payments                                      468,142      487,414    1,436,818    2,381,249
   Transfers between sub-accounts and the
   company                                             (4,368,502)  (3,187,933)  (4,531,868)    (743,366)
   Withdrawals                                         (4,589,995)  (4,875,565)  (5,178,853)  (3,603,013)
   Annual contract fee                                   (100,668)    (107,923)    (158,399)    (163,313)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (8,591,023)  (7,684,007)  (8,432,302)  (2,128,443)
                                                      -----------  -----------  -----------  -----------
Total increase (decrease) in contract owners' equity   (2,522,433)  (6,841,626)  (1,853,776)  (1,187,817)
Contract owners' equity at beginning of period         43,069,933   49,911,559   46,391,825   47,579,642
                                                      -----------  -----------  -----------  -----------
Contract owners' equity at end of period              $40,547,500  $43,069,933  $44,538,049  $46,391,825
                                                      ===========  ===========  ===========  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      ----------------------------------------------------
                                                       Capital Appreciation- A    Capital Appreciation- B
                                                      -------------------------  -------------------------
                                                          2006          2005         2006          2005
                                                      ------------  -----------  ------------  -----------
Income:
   Dividends                                          $  4,764,620  $        --  $  4,760,482  $        --
Expenses:
   Mortality and expense risk and administration
   charges                                               2,463,275      575,177     1,339,088      619,227
                                                      ------------  -----------  ------------  -----------
Net investment income (loss)                             2,301,345     (575,177)    3,421,394     (619,227)
Net realized gain (loss)                                 1,986,187    1,880,363     4,744,020    2,950,800
Unrealized appreciation (depreciation) during the
period                                                  (4,960,338)   2,827,728    (8,477,423)   1,923,437
                                                      ------------  -----------  ------------  -----------
Net increase (decrease) in contract owners equity
from operations                                           (672,806)   4,132,914      (312,009)   4,255,010
Changes from principal transactions:
   Purchase payments                                     1,013,561      305,929     2,724,865    2,216,162
   Transfers between sub-accounts and the
   company                                             197,762,252    1,816,919    66,290,073    1,680,288
   Withdrawals                                         (21,953,961)  (3,915,351)  (11,683,085)  (2,484,415)
   Annual contract fee                                    (395,127)    (103,699)     (302,120)    (140,075)
                                                      ------------  -----------  ------------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           176,426,725   (1,896,202)   57,029,733    1,271,960
                                                      ------------  -----------  ------------  -----------
Total increase (decrease) in contract owners' equity   175,753,919    2,236,712    56,717,724    5,526,970
Contract owners' equity at beginning of period          42,848,414   40,611,702    43,563,087   38,036,117
                                                      ------------  -----------  ------------  -----------
Contract owners' equity at end of period              $218,602,333  $42,848,414  $100,280,811  $43,563,087
                                                      ============  ===========  ============  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          Sub-Account
                                                      ---------------------------------------------------
                                                          Health Sciences- A        Health Sciences- B
                                                      -------------------------  ------------------------
                                                          2006          2005         2006        2005
                                                      ------------  -----------  -----------  -----------
Income:
   Dividends                                          $  7,315,164  $ 5,559,948  $ 7,370,400  $ 5,064,190
Expenses:
   Mortality and expense risk and administration
   charges                                               1,142,461    1,128,312    1,207,323    1,109,140
                                                      ------------  -----------  -----------  -----------
Net investment income (loss)                             6,172,703    4,431,636    6,163,077    3,955,050
Net realized gain (loss)                                 4,344,781    4,008,090    4,025,453    4,166,877
Unrealized appreciation (depreciation) during the
period                                                  (6,051,098)  (1,089,600)  (5,973,774)  (1,012,007)
                                                      ------------  -----------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                          4,466,386    7,350,126    4,214,756    7,109,920
Changes from principal transactions:
   Purchase payments                                       776,530      825,671    5,124,693    4,634,894
   Transfers between sub-accounts and the
   company                                              (4,343,906)  (1,012,385)  (5,445,489)    (435,760)
   Withdrawals                                          (8,149,168)  (7,654,437)  (8,132,969)  (4,444,905)
   Annual contract fee                                    (204,060)    (208,936)    (268,595)    (263,619)
                                                      ------------  -----------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (11,920,604)  (8,050,087)  (8,722,360)    (509,390)
                                                      ------------  -----------  -----------  -----------
Total increase (decrease) in contract owners' equity    (7,454,218)    (699,961)  (4,507,604)   6,600,530
Contract owners' equity at beginning of period          79,474,283   80,174,244   77,355,621   70,755,091
                                                      ------------  -----------  -----------  -----------
Contract owners' equity at end of period              $ 72,020,065  $79,474,283  $72,848,017  $77,355,621
                                                      ============  ===========  ===========  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          Sub-Account
                                                      ---------------------------------------------------
                                                        Financial Services- A     Financial Services- B
                                                      -------------------------  ------------------------
                                                          2006          2005         2006        2005
                                                      -----------   -----------  -----------  -----------
Income:
   Dividends                                          $   135,394   $   141,076  $    89,663  $    75,218
Expenses:
   Mortality and expense risk and administration
   charges                                                577,324       563,933      700,292      610,782
                                                      -----------   -----------  -----------  -----------
Net investment income (loss)                             (441,930)     (422,857)    (610,629)    (535,564)
Net realized gain (loss)                                5,088,195     2,079,685    4,399,835    2,201,223
Unrealized appreciation (depreciation) during the
period                                                  2,711,857       969,128    4,715,165    1,201,467
                                                      -----------   -----------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                         7,358,122     2,625,956    8,504,371    2,867,126
Changes from principal transactions:
   Purchase payments                                      267,608       401,709    4,885,522    1,820,208
   Transfers between sub-accounts and the
   company                                              4,710,106      (552,785)   7,319,008     (479,584)
   Withdrawals                                         (5,044,280)   (4,501,510)  (5,047,503)  (2,875,253)
   Annual contract fee                                   (107,493)     (110,928)    (157,595)    (147,389)
                                                      -----------   -----------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                             (174,059)   (4,763,514)   6,999,432   (1,682,018)
                                                      -----------   -----------  -----------  -----------
Total increase (decrease) in contract owners' equity    7,184,063    (2,137,558)  15,503,803    1,185,108
Contract owners' equity at beginning of period         37,995,810    40,133,368   40,197,556   39,012,448
                                                      -----------   -----------  -----------  -----------
Contract owners' equity at end of period              $45,179,873   $37,995,810  $55,701,359  $40,197,556
                                                      ===========   ===========  ===========  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          Sub-Account
                                                      --------------------------------------------------
                                                       Quantitative Mid Cap- A   Quantitative Mid Cap- B
                                                      ------------------------  ------------------------
                                                          2006         2005         2006        2005
                                                      -----------  -----------  -----------  -----------
Income:
   Dividends                                          $ 4,494,059  $        --  $ 4,732,930  $        --
Expenses:
   Mortality and expense risk and administration
   charges                                                193,068      204,468      208,791      194,970
                                                      -----------  -----------  -----------  -----------
Net investment income (loss)                            4,300,991     (204,468)   4,524,139     (194,970)
Net realized gain (loss)                                 (844,610)   1,866,367   (1,053,682)   1,446,324
Unrealized appreciation (depreciation) during the
period                                                 (3,260,463)    (165,976)  (3,378,919)      70,517
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                           195,918    1,495,923       91,538    1,321,871
Changes from principal transactions:
   Purchase payments                                      118,605      179,993      449,910      942,248
   Transfers between sub-accounts and the
   company                                             (4,042,228)   2,296,348   (4,480,037)   1,910,474
   Withdrawals                                         (1,952,380)  (1,907,002)    (981,855)    (481,757)
   Annual contract fee                                    (28,656)     (31,836)     (42,760)     (42,749)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (5,904,659)     537,503   (5,054,742)   2,328,216
                                                      -----------  -----------  -----------  -----------
Total increase (decrease) in contract owners' equity   (5,708,741)   2,033,426   (4,963,204)   3,650,087
Contract owners' equity at beginning of period         15,576,039   13,542,613   14,660,479   11,010,392
                                                      -----------  -----------  -----------  -----------
Contract owners' equity at end of period              $ 9,867,298  $15,576,039  $ 9,697,275  $14,660,479
                                                      ===========  ===========  ===========  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          Sub-Account
                                                      ---------------------------------------------------
                                                           All Cap Value- A          All Cap Value- B
                                                      -------------------------  ------------------------
                                                          2006          2005         2006         2005
                                                      ------------  -----------  -----------  -----------
Income:
   Dividends                                          $ 13,860,087  $ 2,763,250  $13,133,961  $ 2,240,798
Expenses:
   Mortality and expense risk and administration
   charges                                                 912,882      943,527      952,885      928,645
                                                      ------------  -----------  -----------  -----------
Net investment income (loss)                            12,947,205    1,819,723   12,181,076    1,312,153
Net realized gain (loss)                                 2,026,478    4,963,428    1,422,267    3,813,774
Unrealized appreciation (depreciation) during the
period                                                  (8,150,541)  (4,467,699)  (7,168,724)  (3,111,783)
                                                      ------------  -----------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                          6,823,142    2,315,452    6,434,619    2,014,144
Changes from principal transactions:
   Purchase payments                                       318,798      425,574    1,375,258    4,154,262
   Transfers between sub-accounts and the
   company                                              (1,291,422)  (2,103,864)  (1,253,742)  (5,163,166)
   Withdrawals                                          (8,952,249)  (7,126,787)  (6,284,614)  (3,699,346)
   Annual contract fee                                    (137,248)    (137,638)    (193,704)    (193,441)
                                                      ------------  -----------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (10,062,121)  (8,942,715)  (6,356,802)  (4,901,691)
                                                      ------------  -----------  -----------  -----------
Total increase (decrease) in contract owners' equity    (3,238,979)  (6,627,263)      77,817   (2,887,547)
Contract owners' equity at beginning of period          61,296,734   67,923,997   57,393,472   60,281,019
                                                      ------------  -----------  -----------  -----------
Contract owners' equity at end of period              $ 58,057,755  $61,296,734  $57,471,289  $57,393,472
                                                      ============  ===========  ===========  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      ----------------------------------------------------
                                                       Strategic Value- A (11)    Strategic Value- B (11)
                                                      -------------------------  -------------------------
                                                          2006          2005         2006          2005
                                                      ------------  -----------  ------------  -----------
Income:
   Dividends                                          $  6,312,170  $ 3,013,267  $  5,391,306  $ 2,326,469
Expenses:
   Mortality and expense risk and administration
   charges                                                 335,918      461,146       309,683      397,740
                                                      ------------  -----------  ------------  -----------
Net investment income (loss)                             5,976,252    2,552,121     5,081,623    1,928,729
Net realized gain (loss)                                (1,947,787)   1,272,884    (1,833,249)   1,352,743
Unrealized appreciation (depreciation) during the
period                                                  (1,779,344)  (4,499,932)   (1,387,359)  (3,825,886)
                                                      ------------  -----------  ------------  -----------
Net increase (decrease) in contract owners equity
from operations                                          2,249,121     (674,927)    1,861,015     (544,414)
Changes from principal transactions:
   Purchase payments                                       168,184      379,398       394,628    1,724,477
   Transfers between sub-accounts and the
   company                                             (25,621,642)  (4,725,516)  (21,948,962)  (1,979,824)
   Withdrawals                                          (3,222,101)  (3,244,422)   (3,043,450)  (1,764,907)
   Annual contract fee                                     (57,878)     (78,507)      (57,523)     (77,811)
                                                      ------------  -----------  ------------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (28,733,437)  (7,669,047)  (24,655,307)  (2,098,065)
                                                      ------------  -----------  ------------  -----------
Total increase (decrease) in contract owners' equity   (26,484,316)  (8,343,974)  (22,794,292)  (2,642,479)
Contract owners' equity at beginning of period          26,484,316   34,828,290    22,794,292   25,436,771
                                                      ------------  -----------  ------------  -----------
Contract owners' equity at end of period              $         --  $26,484,316  $         --  $22,794,292
                                                      ============  ===========  ============  ===========

(11) On December 4, 2006, the Strategic Value sub-account ceased operations through a vote of the Board of Directors.

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          Sub-Account
                                                      --------------------------------------------------
                                                            Utilities- A              Utilities- B
                                                      ------------------------  ------------------------
                                                          2006         2005         2006          2005
                                                      -----------  -----------  -----------  -----------
Income:
   Dividends                                          $ 6,736,083  $ 2,730,883  $ 7,108,595  $ 2,357,407
Expenses:
   Mortality and expense risk and administration
   charges                                                720,208      684,187      828,078      696,435
                                                      -----------  -----------  -----------  -----------
Net investment income (loss)                            6,015,875    2,046,696    6,280,517    1,660,972
Net realized gain (loss)                                4,934,565    7,355,500    3,693,087    6,435,505
Unrealized appreciation (depreciation) during the
period                                                  1,429,707   (3,130,527)   3,055,538   (2,377,367)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                        12,380,147    6,271,669   13,029,142    5,719,110
Changes from principal transactions:
   Purchase payments                                      473,490      348,821    2,949,795    5,401,281
   Transfers between sub-accounts and the
   company                                                249,536    7,402,379      953,232    6,838,375
   Withdrawals                                         (6,079,476)  (5,931,947)  (6,858,962)  (3,842,280)
   Annual contract fee                                   (111,855)    (109,944)    (155,768)    (133,715)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (5,468,305)   1,709,309   (3,111,703)   8,263,661
                                                      -----------  -----------  -----------  -----------
Total increase (decrease) in contract owners' equity    6,911,842    7,980,978    9,917,439   13,982,771
Contract owners' equity at beginning of period         48,079,713   40,098,735   48,679,921   34,697,150
                                                      -----------  -----------  -----------  -----------
Contract owners' equity at end of period              $54,991,555  $48,079,713  $58,597,360  $48,679,921
                                                      ===========  ===========  ===========  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                            Sub-Account
                                                      ------------------------------------------------------
                                                            Mid Cap Value- A           Mid Cap Value- B
                                                      --------------------------  --------------------------
                                                          2006          2005          2006          2005
                                                      ------------  ------------  ------------  ------------
Income:
   Dividends                                          $ 36,941,330  $  9,046,501  $ 35,424,242  $  8,037,662
Expenses:
   Mortality and expense risk and administration
   charges                                               3,149,414     3,507,326     3,275,278     3,589,699
                                                      ------------  ------------  ------------  ------------
Net investment income (loss)                            33,791,916     5,539,175    32,148,964     4,447,963
Net realized gain (loss)                                14,782,154    15,022,578    17,373,881    14,384,304
Unrealized appreciation (depreciation) during the
period                                                 (28,619,814)   (6,506,268)  (31,088,745)   (5,923,886)
                                                      ------------  ------------  ------------  ------------
Net increase (decrease) in contract owners equity
from operations                                         19,954,256    14,055,485    18,434,100    12,908,381
Changes from principal transactions:
   Purchase payments                                     1,352,042     1,776,086     6,258,532    14,881,127
   Transfers between sub-accounts and the
   company                                             (25,073,874)     (273,336)  (25,512,380)  (13,292,467)
   Withdrawals                                         (26,394,606)  (24,999,476)  (26,251,906)  (14,035,367)
   Annual contract fee                                    (490,728)     (538,121)     (644,506)     (736,318)
                                                      ------------  ------------  ------------  ------------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (50,607,166)  (24,034,847)  (46,150,260)  (13,183,025)
                                                      ------------  ------------  ------------  ------------
Total increase (decrease) in contract owners' equity   (30,652,910)   (9,979,362)  (27,716,160)     (274,644)
Contract owners' equity at beginning of period         228,413,076   238,392,438   219,692,958   219,967,602
                                                      ------------  ------------  ------------  ------------
Contract owners' equity at end of period              $197,760,166  $228,413,076  $191,976,798  $219,692,958
                                                      ============  ============  ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                            Sub-Account
                                                      ------------------------------------------------------
                                                         Fundamental Value- A        Fundamental Value- B
                                                      --------------------------  --------------------------
                                                          2006          2005          2006          2005
                                                      ------------  ------------  ------------  ------------
Income:
   Dividends                                          $  7,023,103  $    802,787  $ 10,452,850  $    418,070
Expenses:
   Mortality and expense risk and administration
   charges                                               2,595,480     2,662,018     4,630,644     3,313,025
                                                      ------------  ------------  ------------  ------------
Net investment income (loss)                             4,427,623    (1,859,231)    5,822,206    (2,894,955)
Net realized gain (loss)                                11,301,923     8,560,056    12,210,882     4,967,735
Unrealized appreciation (depreciation) during the
period                                                   4,789,534     5,091,017    17,137,906    12,703,808
                                                      ------------  ------------  ------------  ------------
Net increase (decrease) in contract owners equity
from operations                                         20,519,080    11,791,842    35,170,994    14,776,588
Changes from principal transactions:
   Purchase payments                                       949,646     1,301,479    84,606,970    62,487,243
   Transfers between sub-accounts and the
   company                                              (1,385,934)    1,949,744    10,803,968     1,915,166
   Withdrawals                                         (20,047,130)  (20,067,984)  (22,074,149)   (9,376,644)
   Annual contract fee                                    (400,322)     (410,887)     (578,784)     (540,709)
                                                      ------------  ------------  ------------  ------------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (20,883,740)  (17,227,648)   72,758,005    54,485,056
                                                      ------------  ------------  ------------  ------------
Total increase (decrease) in contract owners' equity      (364,660)   (5,435,806)  107,928,999    69,261,644
Contract owners' equity at beginning of period         175,605,176   181,040,982   245,661,831   176,400,187
                                                      ------------  ------------  ------------  ------------
Contract owners' equity at end of period              $175,240,516  $175,605,176  $353,590,830  $245,661,831
                                                      ============  ============  ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          Sub-Account
                                                      ---------------------------------------------------
                                                         Emerging Growth- B       Natural Resources- B
                                                      -----------------------  --------------------------
                                                          2006        2005         2006          2005
                                                      -----------  ----------  ------------  ------------
Income:
   Dividends                                          $ 5,249,566  $       --  $ 42,628,628  $  2,866,622
Expenses:
   Mortality and expense risk and administration
   charges                                                190,072     107,776     3,554,109     2,328,234
                                                      -----------  ----------  ------------  ------------
Net investment income (loss)                            5,059,494    (107,776)   39,074,519       538,388
Net realized gain (loss)                               (3,737,478)    329,603    25,534,266    21,332,403
Unrealized appreciation (depreciation) during the
period                                                   (682,623)    111,569   (29,730,552)   28,947,564
                                                      -----------  ----------  ------------  ------------
Net increase (decrease) in contract owners equity
from operations                                           639,393     333,396    34,878,233    50,818,355
Changes from principal transactions:
   Purchase payments                                      754,035     767,661    12,792,312    10,045,881
   Transfers between sub-accounts and the
   company                                              2,884,236    (207,342)    6,853,269    57,805,234
   Withdrawals                                         (1,440,436)   (410,362)  (23,587,451)  (10,414,251)
   Annual contract fee                                    (31,396)    (17,553)     (599,545)     (423,217)
                                                      -----------  ----------  ------------  ------------
Net increase (decrease) in contract owners' equity
from principal transactions:                            2,166,439     132,404    (4,541,415)   57,013,647
                                                      -----------  ----------  ------------  ------------
Total increase (decrease) in contract owners' equity    2,805,832     465,800    30,336,818   107,832,002
Contract owners' equity at beginning of period          8,502,350   8,036,550   191,969,967    84,137,965
                                                      -----------  ----------  ------------  ------------
Contract owners' equity at end of period              $11,308,182  $8,502,350  $222,306,785  $191,969,967
                                                      ===========  ==========  ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          Sub-Account
                                                      --------------------------------------------------
                                                         Mid Cap Core- B (12)    Quantitative All Cap- B
                                                      -------------------------  -----------------------
                                                           2006         2005        2006         2005
                                                      ------------  -----------  ----------  -----------
Income:
   Dividends                                          $  8,486,906  $ 3,382,596  $  296,956   $  245,352
Expenses:
   Mortality and expense risk and administration
   charges                                                 513,152      581,930      49,104       39,794
                                                      ------------  -----------  ----------   ----------
Net investment income (loss)                             7,973,754    2,800,666     247,852      205,558
Net realized gain (loss)                                (4,041,778)   1,131,068      50,073      121,729
Unrealized appreciation (depreciation) during the
period                                                  (1,444,918)  (2,370,392)     55,388     (145,870)
                                                      ------------  -----------  ----------   ----------
Net increase (decrease) in contract owners equity
from operations                                          2,487,058    1,561,342     353,313      181,417
Changes from principal transactions:
   Purchase payments                                     2,108,973    2,322,247      69,877      309,993
   Transfers between sub-accounts and the
   company                                             (36,597,004)  (1,491,425)     34,285      574,199
   Withdrawals                                          (3,749,748)  (2,830,128)   (166,852)    (200,751)
   Annual contract fee                                     (90,792)    (110,580)     (8,052)      (5,241)
                                                      ------------  -----------  ----------   ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (38,328,571)  (2,109,886)    (70,742)     678,200
                                                      ------------  -----------  ----------   ----------
Total increase (decrease) in contract owners' equity   (35,841,513)    (548,544)    282,571      859,617
Contract owners' equity at beginning of period          35,841,513   36,390,057   3,011,379    2,151,762
                                                      ------------  -----------  ----------   ----------
Contract owners' equity at end of period              $         --  $35,841,513  $3,293,950   $3,011,379
                                                      ============  ===========  ==========   ==========

(12) On December 4, 2006, the Mid Cap Core B sub-account ceased operations through a vote of the Board of Directors.

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                               Sub-Account
                                                      ----------------------------------------------------------
                                                          Large Cap Value- B     Small Cap Opportunities- A (13)
                                                      -------------------------  -------------------------------
                                                           2006         2005           2006            2005
                                                      ------------  -----------    ------------    ------------
Income:
   Dividends                                          $  7,201,239  $        --    $  3,307,018    $         --
Expenses:
   Mortality and expense risk and administration
   charges                                               1,260,203      994,352       1,436,557       1,049,786
                                                      ------------  -----------    ------------    ------------
Net investment income (loss)                             5,941,036     (994,352)      1,870,461      (1,049,786)
Net realized gain (loss)                               (38,722,530)   4,362,705       5,603,285      15,831,456
Unrealized appreciation (depreciation) during the
period                                                  (4,544,680)   4,564,743         801,868      13,918,658
                                                      ------------  -----------    ------------    ------------
Net increase (decrease) in contract owners equity
from operations                                        (37,326,174)   7,933,096       8,275,614      28,700,328
Changes from principal transactions:
   Purchase payments                                     2,163,682    5,051,817         683,060         500,446
   Transfers between sub-accounts and the
   company                                              14,492,018   41,814,068     (13,368,672)     82,274,607
   Withdrawals                                          (9,087,086)  (5,241,424)    (11,175,634)     (7,490,025)
   Annual contract fee                                    (201,847)    (152,533)       (211,642)       (151,341)
                                                      ------------  -----------    ------------    ------------
Net increase (decrease) in contract owners' equity
from principal transactions:                             7,366,767   41,471,928     (24,072,888)     75,133,687
                                                      ------------  -----------    ------------    ------------
Total increase (decrease) in contract owners' equity   (29,959,407)  49,405,024     (15,797,274)    103,834,015
Contract owners' equity at beginning of period          84,632,567   35,227,543     103,834,015              --
                                                      ------------  -----------    ------------    ------------
Contract owners' equity at end of period              $ 54,673,160  $84,632,567    $ 88,036,741    $103,834,015
                                                      ============  ===========    ============    ============

(13) Commencement of Operations on April 29, 2005, through a vote of the Board of Directors.

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      ----------------------------------------------------
                                                      Small Cap Opportunities- B      Special Value- B
                                                      --------------------------  ------------------------
                                                          2006          2005          2006        2005
                                                      ------------  ------------  -----------  -----------
Income:
   Dividends                                          $  2,302,718  $    601,986  $   737,885  $    98,239
Expenses:
   Mortality and expense risk and administration
   charges                                               1,164,712       998,565      108,775      234,002
                                                      ------------  ------------  -----------  -----------
Net investment income (loss)                             1,138,006      (396,579)     629,110     (135,763)
Net realized gain (loss)                                 3,660,941   (10,549,201)     109,658    1,675,196
Unrealized appreciation (depreciation) during the
period                                                   1,026,805     6,138,750     (176,738)    (261,921)
                                                      ------------  ------------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                          5,825,752    (4,807,030)     562,030    1,277,512
Changes from principal transactions:
   Purchase payments                                     2,832,398     3,135,244       86,661      797,343
   Transfers between sub-accounts and the
   company                                              (7,136,171)   49,440,423   (1,169,309)     (26,424)
   Withdrawals                                          (8,578,710)   (4,439,503)    (584,754)  (1,719,796)
   Annual contract fee                                    (247,409)     (215,712)     (15,844)     (31,361)
                                                      ------------  ------------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (13,129,892)   47,920,452   (1,683,246)    (980,238)
                                                      ------------  ------------  -----------  -----------
Total increase (decrease) in contract owners' equity    (7,304,140)   43,113,422   (1,121,216)     297,274
Contract owners' equity at beginning of period          74,177,829    31,064,407    7,344,490    7,047,216
                                                      ------------  ------------  -----------  -----------
Contract owners' equity at end of period              $ 66,873,689  $ 74,177,829  $ 6,223,274  $ 7,344,490
                                                      ============  ============  ===========  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                             Sub-Account
                                                      ------------------------------------------------------
                                                          Real Return Bond- B      American International- B
                                                      --------------------------  --------------------------
                                                          2006          2005          2006          2005
                                                      ------------  ------------  ------------  ------------
Income:
   Dividends                                          $  4,982,065  $  6,250,725  $ 12,065,251  $ 29,498,076
Expenses:
   Mortality and expense risk and administration
   charges                                               1,798,073     2,138,506    11,356,902     6,470,100
                                                      ------------  ------------  ------------  ------------
Net investment income (loss)                             3,183,992     4,112,219       708,349    23,027,976
Net realized gain (loss)                                  (824,910)    1,376,042    19,871,630     8,450,641
Unrealized appreciation (depreciation) during the
period                                                  (4,004,249)   (6,088,121)   88,515,262    51,603,252
                                                      ------------  ------------  ------------  ------------
Net increase (decrease) in contract owners equity
from operations                                         (1,645,167)     (599,860)  109,095,241    83,081,869
Changes from principal transactions:
   Purchase payments                                     2,076,799     9,271,354   193,229,862   171,494,495
   Transfers between sub-accounts and the
   company                                             (17,120,394)    5,534,843    36,868,087    46,787,299
   Withdrawals                                         (14,228,671)  (10,930,657)  (47,925,538)  (20,044,110)
   Annual contract fee                                    (233,637)     (290,567)     (888,402)     (562,280)
                                                      ------------  ------------  ------------  ------------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (29,505,903)    3,584,973   181,284,009   197,675,404
                                                      ------------  ------------  ------------  ------------
Total increase (decrease) in contract owners' equity   (31,151,070)    2,985,113   290,379,250   280,757,273
Contract owners' equity at beginning of period         128,783,901   125,798,788   565,652,897   284,895,624
                                                      ------------  ------------  ------------  ------------
Contract owners' equity at end of period              $ 97,632,831  $128,783,901  $856,032,147  $565,652,897
                                                      ============  ============  ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                                 Sub-Account
                                                      ---------------------------------------------------------------------
                                                            American Growth- B        American Blue-Chip Income & Growth- B
                                                      ------------------------------  -------------------------------------
                                                           2006            2005                2006          2005
                                                      --------------  --------------       ------------  ------------
Income:
   Dividends                                          $    9,359,933  $      978,171       $  3,665,068  $ 17,717,589
Expenses:
   Mortality and expense risk and administration
   charges                                                18,803,754      12,954,894          2,713,787     2,575,474
                                                      --------------  --------------       ------------  ------------
Net investment income (loss)                              (9,443,821)    (11,976,723)           951,281    15,142,115
Net realized gain (loss)                                  28,141,180      11,141,782          4,880,792     3,221,852
Unrealized appreciation (depreciation) during the
period                                                    72,261,616     115,549,281         17,940,707   (10,572,258)
                                                      --------------  --------------       ------------  ------------
Net increase (decrease) in contract owners equity
from operations                                           90,958,975     114,714,340         23,772,780     7,791,709
Changes from principal transactions:
   Purchase payments                                     257,087,013     242,794,047          4,282,820    11,388,134
   Transfers between sub-accounts and the
   company                                                40,744,350      54,573,018          3,584,814    (4,160,357)
   Withdrawals                                           (87,006,747)    (43,650,217)       (20,428,790)  (11,032,265)
   Annual contract fee                                    (1,818,192)     (1,511,420)          (438,781)     (446,342)
                                                      --------------  --------------       ------------  ------------
Net increase (decrease) in contract owners' equity
from principal transactions:                             209,006,424     252,205,428        (12,999,937)   (4,250,830)
                                                      --------------  --------------       ------------  ------------
Total increase (decrease) in contract owners' equity     299,965,399     366,919,768         10,772,843     3,540,879
Contract owners' equity at beginning of period         1,024,552,260     657,632,492        166,287,730   162,746,851
                                                      --------------  --------------       ------------  ------------
Contract owners' equity at end of period              $1,324,517,659  $1,024,552,260       $177,060,573  $166,287,730
                                                      ==============  ==============       ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                             Sub-Account
                                                      --------------------------------------------------------
                                                        American Growth-Income- B   American Bond Fund- B (13)
                                                      ----------------------------  --------------------------
                                                           2006           2005          2006          2005
                                                      --------------  ------------  ------------  ------------
Income:
   Dividends                                          $    9,703,638  $  3,088,545  $         --  $         --
Expenses:
   Mortality and expense risk and administration
   charges                                                14,944,347    10,123,436     4,846,135       395,024
                                                      --------------  ------------  ------------  ------------
Net investment income (loss)                              (5,240,709)   (7,034,891)   (4,846,135)     (395,024)
Net realized gain (loss)                                  13,699,571     4,724,702      (162,870)      (14,832)
Unrealized appreciation (depreciation) during the
period                                                   105,776,473    29,466,971    21,317,532       444,671
                                                      --------------  ------------  ------------  ------------
Net increase (decrease) in contract owners equity
from operations                                          114,235,335    27,156,782    16,308,527        34,815
Changes from principal transactions:
   Purchase payments                                     248,591,590   243,903,820   263,370,172   101,721,608
   Transfers between sub-accounts and the
   company                                                12,537,904    27,129,896    80,311,374    24,027,007
   Withdrawals                                           (59,988,417)  (35,313,592)   (9,327,078)     (449,992)
   Annual contract fee                                    (1,061,397)     (928,739)      (56,054)       (5,934)
                                                      --------------  ------------  ------------  ------------
Net increase (decrease) in contract owners' equity
from principal transactions:                             200,079,680   234,791,385   334,298,414   125,292,689
                                                      --------------  ------------  ------------  ------------
Total increase (decrease) in contract owners' equity     314,315,015   261,948,167   350,606,941   125,327,504
Contract owners' equity at beginning of period           780,504,570   518,556,403   125,327,504             0
                                                      --------------  ------------  ------------  ------------
Contract owners' equity at end of period              $1,094,819,585  $780,504,570  $475,934,445  $125,327,504
                                                      ==============  ============  ============  ============

(14) On August 1, 2005, the American Bond Fund - B sub-account commenced operation through a vote of the Board of Directors.

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                              Sub-Account
                                                      ----------------------------------------------------------
                                                      American Century- Small Company     PIMCO VIT All Asset
                                                      -------------------------------  -------------------------
                                                             2006          2005            2006          2005
                                                         ------------  -----------     ------------  -----------
Income:
   Dividends                                             $  2,821,692  $   678,204     $  2,400,960    1,956,376
Expenses:
   Mortality and expense risk and administration
   charges                                                    278,581      383,827          776,349      626,616
                                                         ------------  -----------     ------------  -----------
Net investment income (loss)                                2,543,111      294,377        1,624,611    1,329,760
Net realized gain (loss)                                     (537,072)     544,686          173,106      501,908
Unrealized appreciation (depreciation) during the
period                                                     (1,168,586)     471,165         (759,906)      66,129
                                                         ------------  -----------     ------------  -----------
Net increase (decrease) in contract owners equity
from operations                                               837,453    1,310,228        1,037,811    1,897,797
Changes from principal transactions:
   Purchase payments                                          210,450    1,599,818          759,154    3,901,182
   Transfers between sub-accounts and the
   company                                                (16,470,584)  18,821,127       (5,996,585)  37,384,203
   Withdrawals                                             (2,444,344)  (2,612,100)     (10,380,765)  (4,164,429)
   Annual contract fee                                        (33,475)     (47,150)        (122,685)     (99,893)
                                                         ------------  -----------     ------------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                              (18,737,953)  17,761,695      (15,740,881)  37,021,063
                                                         ------------  -----------     ------------  -----------
Total increase (decrease) in contract owners' equity      (17,900,500)  19,071,923      (14,703,070)  38,918,860
Contract owners' equity at beginning of period             25,859,840    6,787,917       54,869,942   15,951,082
                                                         ------------  -----------     ------------  -----------
Contract owners' equity at end of period                 $  7,959,340  $25,859,840     $ 40,166,872  $54,869,942
                                                         ============  ===========     ============  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          Sub-Account
                                                      ---------------------------------------------------
                                                             Core Equity               Classic Value
                                                      -------------------------  ------------------------
                                                          2006          2005         2006        2005
                                                      ------------  -----------  -----------  -----------
Income:
   Dividends                                          $ 2,935,969            --  $   847,153  $   746,850
Expenses:
   Mortality and expense risk and administration
   charges                                                755,639       643,417      352,597      183,444
                                                      -----------   -----------  -----------  -----------
Net investment income (loss)                            2,180,330      (643,417)     494,556      563,406
Net realized gain (loss)                                1,653,659     1,025,130    1,393,498      585,336
Unrealized appreciation (depreciation) during the
period                                                 (1,986,047)    2,354,105    1,404,289     (122,681)
                                                      -----------   -----------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                         1,847,942     2,735,818    3,292,343    1,026,061
Changes from principal transactions:
   Purchase payments                                    3,712,881    18,928,960    1,769,127    3,530,569
   Transfers between sub-accounts and the
   company                                             (5,980,297)    4,201,952   16,249,052    3,637,313
   Withdrawals                                         (3,462,420)   (1,367,321)  (2,203,545)    (612,798)
   Annual contract fee                                    (50,108)      (36,115)     (47,035)     (15,124)
                                                      -----------   -----------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (5,779,944)   21,727,476   15,767,599    6,539,960
                                                      -----------   -----------  -----------  -----------
Total increase (decrease) in contract owners' equity   (3,932,002)   24,463,294   19,059,942    7,566,021
Contract owners' equity at beginning of period         51,783,724    27,320,430   15,128,893    7,562,872
                                                      -----------   -----------  -----------  -----------
Contract owners' equity at end of period              $47,851,722   $51,783,724  $34,188,835  $15,128,893
                                                      ===========   ===========  ===========  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                              Sub-Account
                                                      ----------------------------------------------------------
                                                      Quantitative Value - B  U.S. Global Leaders Growth- A (13)
                                                      ----------------------  ----------------------------------
                                                         2006        2005              2006         2005
                                                      ----------  ----------       -----------  -----------
Income:
   Dividends                                          $  698,366  $   52,299       $   337,444  $   703,959
Expenses:
   Mortality and expense risk and administration
   charges                                                70,962      25,135           512,211      413,985
                                                      ----------  ----------       -----------  -----------
Net investment income (loss)                             627,404      27,164          (174,767)     289,974
Net realized gain (loss)                                   2,830      38,341           434,554    1,047,959
Unrealized appreciation (depreciation) during the
period                                                   192,230      79,259          (356,565)   2,359,489
                                                      ----------  ----------       -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                          822,464     144,764           (96,778)   3,697,422
Changes from principal transactions:
   Purchase payments                                     268,027     395,528           232,316      251,352
   Transfers between sub-accounts and the
   company                                             1,574,531   2,010,659        (1,760,632)  38,562,826
   Withdrawals                                          (518,424)    (50,681)       (4,592,817)  (4,517,295)
   Annual contract fee                                    (7,259)     (3,761)          (90,070)     (65,477)
                                                      ----------  ----------       -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           1,316,875   2,351,745        (6,211,203)  34,231,406
                                                      ----------  ----------       -----------  -----------
Total increase (decrease) in contract owners' equity   2,139,339   2,496,509        (6,307,981)  37,928,828
Contract owners' equity at beginning of period         2,999,799     503,290        37,928,828           --
                                                      ----------  ----------       -----------  -----------
Contract owners' equity at end of period              $5,139,138  $2,999,799       $31,620,847  $37,928,828
                                                      ==========  ==========       ===========  ===========

(13) Commencement of Operations on April 29, 2005, through a vote of the Board of Directors.

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          Sub-Account
                                                      --------------------------------------------------
                                                         U.S. Global Leaders     John Hancock Strategic
                                                              Growth- B                  Income
                                                      ------------------------  ------------------------
                                                          2006         2005         2006         2005
                                                      -----------  -----------  -----------  -----------
Income:
   Dividends                                          $   280,440  $   545,098  $   508,005  $   556,263
Expenses:
   Mortality and expense risk and administration
   charges                                                451,592      406,486      272,872      187,748
                                                      -----------  -----------  -----------  -----------
Net investment income (loss)                             (171,152)     138,612      235,133      368,515
Net realized gain (loss)                                  380,006      (15,405)     (34,552)     143,190
Unrealized appreciation (depreciation) during the
period                                                   (392,048)   1,928,415      160,335     (417,308)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                          (183,194)   2,051,622      360,916       94,397
Changes from principal transactions:
   Purchase payments                                      525,148    2,989,897      875,940    4,422,845
   Transfers between sub-accounts and the
   company                                             (3,150,322)  25,633,677    3,572,536    4,132,467
   Withdrawals                                         (3,429,445)  (2,000,761)  (2,128,969)    (761,715)
   Annual contract fee                                    (85,069)     (79,754)     (23,193)     (12,411)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (6,139,688)  26,543,059    2,296,314    7,781,186
                                                      -----------  -----------  -----------  -----------
Total increase (decrease) in contract owners' equity   (6,322,882)  28,594,681    2,657,230    7,875,583
Contract owners' equity at beginning of period         32,020,856    3,426,175   14,809,731    6,934,148
                                                      -----------  -----------  -----------  -----------
Contract owners' equity at end of period              $25,697,974  $32,020,856  $17,466,961  $14,809,731
                                                      ===========  ===========  ===========  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          Sub-Account
                                                      --------------------------------------------------
                                                            John Hancock              John Hancock
                                                        International Equity      International Equity
                                                            Index- A (15)             Index- B (15)
                                                      ------------------------  ------------------------
                                                          2006         2005         2006         2005
                                                      -----------  -----------  -----------  -----------
Income:
   Dividends                                          $   738,530  $ 2,365,850  $   557,337  $ 2,422,087
Expenses:
   Mortality and expense risk and administration
   charges                                                662,414      380,033      608,567      440,322
                                                      -----------  -----------  -----------  -----------
Net investment income (loss)                               76,116    1,985,817      (51,230)   1,981,765
Net realized gain (loss)                                3,134,424      879,981    2,442,077    1,004,201
Unrealized appreciation (depreciation) during the
period                                                  5,460,282      812,492    5,034,134      986,291
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                         8,670,822    3,678,290    7,424,981    3,972,257
Changes from principal transactions:
   Purchase payments                                      348,519      286,515    1,613,319    2,534,757
   Transfers between sub-accounts and the
   company                                             17,292,121    4,014,014    4,977,788    3,583,406
   Withdrawals                                         (5,645,467)  (2,939,427)  (4,819,658)  (2,296,593)
   Annual contract fee                                    (92,980)     (62,801)    (135,416)    (101,230)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           11,902,193    1,298,301    1,636,033    3,720,340
                                                      -----------  -----------  -----------  -----------
Total increase (decrease) in contract owners' equity   20,573,015    4,976,591    9,061,014    7,692,597
Contract owners' equity at beginning of period         28,173,727   23,197,136   30,937,658   23,245,061
                                                      -----------  -----------  -----------  -----------
Contract owners' equity at end of period              $48,746,742  $28,173,727  $39,998,672  $30,937,658
                                                      ===========  ===========  ===========  ===========

(15) On April 29, 2005, the John Hancock VST International Equity Index sub-account was renamed John Hancock International Equity Index Class A through a vote of the Board of Directors.

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                            Sub-Account
                                                      ------------------------------------------------------
                                                          Active Bond- A (13)         Active Bond- B (13)
                                                      --------------------------  --------------------------
                                                          2006          2005          2006          2005
                                                      ------------  ------------  ------------  ------------
Income:
   Dividends                                          $  3,603,946  $    344,741  $ 12,669,950  $  1,101,416
Expenses:
   Mortality and expense risk and administration
   charges                                               1,851,235     1,475,077     7,941,842     5,046,195
                                                      ------------  ------------  ------------  ------------
Net investment income (loss)                             1,752,711    (1,130,336)    4,728,108    (3,944,779)
Net realized gain (loss)                                    99,992       191,254    (1,125,416)     (464,018)
Unrealized appreciation (depreciation) during the
period                                                   1,411,417     1,822,950     6,989,724     5,041,363
                                                      ------------  ------------  ------------  ------------
Net increase (decrease) in contract owners equity
from operations                                          3,264,120       883,868    10,592,416       632,566
Changes from principal transactions:
   Purchase payments                                       492,743       681,009    16,820,492    96,308,816
   Transfers between sub-accounts and the
   company                                              (7,564,398)  151,900,056    (9,631,685)  409,703,753
   Withdrawals                                         (21,309,334)  (13,930,699)  (23,589,285)  (10,892,285)
   Annual contract fee                                    (163,303)     (125,313)     (302,844)     (121,213)
                                                      ------------  ------------  ------------  ------------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (28,544,292)  138,525,053   (16,703,322)  494,999,071
                                                      ------------  ------------  ------------  ------------
Total increase (decrease) in contract owners' equity   (25,280,172)  139,408,921    (6,110,906)  495,631,637
Contract owners' equity at beginning of period         139,408,921             0   495,631,637             0
                                                      ------------  ------------  ------------  ------------
Contract owners' equity at end of period              $114,128,749  $139,408,921  $489,520,731  $495,631,637
                                                      ============  ============  ============  ============

(13) Commencement of Operations on April 29, 2005, through a vote of the Board of Directors.

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                                      Sub-Account
                                                      -----------------------------------------------------
                                                                                    Independence Investment
                                                      CGTC Overseas Equity- B (13)   LLC Small Cap- B (13)
                                                      ----------------------------  -----------------------
                                                            2006        2005            2006       2005
                                                         ----------  ----------      ----------  --------
Income:
   Dividends                                             $  239,624  $   34,411      $  102,704  $     --
Expenses:
   Mortality and expense risk and administration
   charges                                                   95,857      14,607          17,560     2,439
                                                         ----------  ----------      ----------  --------
Net investment income (loss)                                143,767      19,804          85,144    (2,439)
Net realized gain (loss)                                    388,863      54,263         (40,620)    4,899
Unrealized appreciation (depreciation) during the
period                                                      339,403     274,479         (28,451)   11,172
                                                         ----------  ----------      ----------  --------
Net increase (decrease) in contract owners equity
from operations                                             872,033     348,546          16,073    13,632
Changes from principal transactions:
   Purchase payments                                        930,764     358,206         266,990   154,258
   Transfers between sub-accounts and the
   company                                                1,148,169   3,695,199         468,276   453,842
   Withdrawals                                             (479,308)    (37,520)        (64,032)   (8,706)
   Annual contract fee                                      (13,106)     (1,776)         (1,893)     (144)
                                                         ----------  ----------      ----------  --------
Net increase (decrease) in contract owners' equity
from principal transactions:                              1,586,519   4,014,109         669,341   599,250
                                                         ----------  ----------      ----------  --------
Total increase (decrease) in contract owners' equity      2,458,552   4,362,655         685,414   612,882
Contract owners' equity at beginning of period            4,362,655           0         612,882         0
                                                         ----------  ----------      ----------  --------
Contract owners' equity at end of period                 $6,821,207  $4,362,655      $1,298,296  $612,882
                                                         ==========  ==========      ==========  ========

(13) Commencement of Operations on April 29, 2005, through a vote of the Board of Directors.

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                                      Sub-Account
                                                      ---------------------------------------------------------------------------
                                                      Marisco International Opportunities- B (13)  T Rowe Price Mid Value- B (13)
                                                      -------------------------------------------  ------------------------------
                                                                    2006        2005                       2006         2005
                                                                -----------  -----------               -----------  ----------
Income:
   Dividends                                                    $ 1,187,469  $        --               $   671,657  $   30,346
Expenses:
   Mortality and expense risk and administration
   charges                                                          399,519       32,405                   154,502      18,319
                                                                -----------  -----------               -----------  ----------
Net investment income (loss)                                        787,950      (32,405)                  517,155      12,027
Net realized gain (loss)                                          1,115,592       83,104                    97,571       9,958
Unrealized appreciation (depreciation) during the
period                                                            2,990,255      942,627                 1,140,932     125,838
                                                                -----------  -----------               -----------  ----------
Net increase (decrease) in contract owners equity
from operations                                                   4,893,797      993,326                 1,755,658     147,823
Changes from principal transactions:
   Purchase payments                                              4,148,286      835,318                 1,049,622     906,864
   Transfers between sub-accounts and the
   company                                                       22,092,183   10,826,925                 9,108,257   3,678,125
   Withdrawals                                                   (2,568,894)    (153,627)               (1,071,859)    (68,698)
   Annual contract fee                                              (63,800)      (6,707)                  (19,583)     (2,112)
                                                                -----------  -----------               -----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                                     23,607,775   11,501,909                 9,066,437   4,514,179
                                                                -----------  -----------               -----------  ----------
Total increase (decrease) in contract owners' equity             28,501,572   12,495,235                10,822,095   4,662,002
Contract owners' equity at beginning of period                   12,495,235           --                 4,662,002          --
                                                                -----------  -----------               -----------  ----------
Contract owners' equity at end of period                        $40,996,807  $12,495,235               $15,484,097  $4,662,002
                                                                ===========  ===========               ===========  ==========

(13) Commencement of Operations on April 29, 2005, through a vote of the Board of Directors.

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                        Sub-Account
                                                      ------------------------------------------------
                                                       UBS Large Cap- B (13)   U.S. High Yield- B (13)
                                                      -----------------------  -----------------------
                                                         2006         2005         2006        2005
                                                      ----------  -----------   ----------  ----------
Income:
   Dividends                                          $   26,069  $        --   $   73,721  $       --
Expenses:
   Mortality and expense risk and administration
   charges                                                18,664        3,581       36,496       5,905
                                                      ----------  -----------   ----------  ----------
Net investment income (loss)                               7,405       (3,581)      37,225      (5,905)
Net realized gain (loss)                                  39,897        4,019       46,495       1,524
Unrealized appreciation (depreciation) during the
period                                                   106,007       26,884       86,894      20,576
                                                      ----------  -----------   ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                          153,309       27,322      170,614      16,195
Changes from principal transactions:
   Purchase payments                                     346,460      343,870       52,355      92,311
   Transfers between sub-accounts and the
   company                                               457,267      466,781    1,392,116   1,168,428
   Withdrawals                                           (57,474)      (2,177)    (341,327)     (5,609)
   Annual contract fee                                    (1,849)        (520)      (5,135)       (480)
                                                      ----------  -----------   ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                             744,404      807,954    1,098,009   1,254,650
                                                      ----------  -----------   ----------  ----------
Total increase (decrease) in contract owners' equity     897,713      835,276    1,268,623   1,270,845
Contract owners' equity at beginning of period           835,276           --    1,270,845          --
                                                      ----------  -----------   ----------  ----------
Contract owners' equity at end of period              $1,732,989  $   835,276   $2,539,468  $1,270,845
                                                      ==========  ===========   ==========  ==========

(13) Commencement of Operations on April 29, 2005, through a vote of the Board of Directors.

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                                    Sub-Account
                                                      -----------------------------------------------------------------------
                                                      Wellington Small Cap Growth- B (13)  Wellington Small Cap Value- B (13)
                                                      -----------------------------------  ----------------------------------
                                                                2006         2005                  2006          2005
                                                            -----------  -----------            -----------  -----------
Income:
   Dividends                                                $        --  $   139,650            $ 6,853,145  $   322,206
Expenses:
   Mortality and expense risk and administration
   charges                                                      459,672       65,570                700,639      198,841
                                                            -----------  -----------            -----------  -----------
Net investment income (loss)                                   (459,672)      74,080              6,152,506      123,365
Net realized gain (loss)                                      2,090,138      117,529             (1,968,653)     150,997
Unrealized appreciation (depreciation) during the
period                                                          721,704      894,839              2,936,137     (307,919)
                                                            -----------  -----------            -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                               2,352,170    1,086,448              7,119,990      (33,557)
Changes from principal transactions:
   Purchase payments                                          4,822,952    1,023,878              3,356,522    1,276,237
   Transfers between sub-accounts and the
   company                                                    6,956,279   16,762,440             28,278,476   33,194,754
   Withdrawals                                               (2,653,830)    (383,227)            (5,120,170)  (1,125,321)
   Annual contract fee                                          (66,255)      (9,908)               (95,411)     (25,870)
                                                            -----------  -----------            -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                                  9,059,146   17,393,183             26,419,417   33,319,800
                                                            -----------  -----------            -----------  -----------
Total increase (decrease) in contract owners' equity         11,411,316   18,479,631             33,539,407   33,286,243
Contract owners' equity at beginning of period               18,479,631           --             33,286,243           --
                                                            -----------  -----------            -----------  -----------
Contract owners' equity at end of period                    $29,890,947  $18,479,631            $66,825,650  $33,286,243
                                                            ===========  ===========            ===========  ===========

(13) Commencement of Operations on April 29, 2005, through a vote of the Board of Directors.

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                                       Sub-Account
                                                      --------------------------------------------------------------------------
                                                                                       Index Allocation - B  Large Cap Value - A
                                                      Wells Capital Core Bond- B (13)           (16)                 (17)
                                                      -------------------------------  --------------------  -------------------
                                                               2006       2005                  2006                 2006
                                                            ----------  --------            -----------          -----------
Income:
   Dividends                                                $   24,868  $     --            $ 1,082,762          $        --
Expenses:
   Mortality and expense risk and administration
   charges                                                      18,036     3,557                612,682               81,284
                                                            ----------  --------            -----------          -----------
Net investment income (loss)                                     6,832    (3,557)               470,080              (81,284)
Net realized gain (loss)                                           754      (333)                45,800           48,211,057
Unrealized appreciation (depreciation) during the
period                                                          27,008     2,121              4,586,943            1,093,666
                                                            ----------  --------            -----------          -----------
Net increase (decrease) in contract owners equity
from operations                                                 34,594    (1,769)             5,102,823           49,223,439
Changes from principal transactions:
   Purchase payments                                            71,807   157,487             75,084,747               18,660
   Transfers between sub-accounts and the
   company                                                     741,894   608,723             16,828,224           21,963,147
   Withdrawals                                                 (50,725)  (65,542)              (549,885)            (907,739)
   Annual contract fee                                          (2,115)     (382)                (2,948)              (8,985)
                                                            ----------  --------            -----------          -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                                   760,861   700,286             91,360,138           21,065,083
                                                            ----------  --------            -----------          -----------
Total increase (decrease) in contract owners' equity           795,455   698,517             96,462,961           70,288,522
Contract owners' equity at beginning of period                 698,517        --                     --                   --
                                                            ----------  --------            -----------          -----------
Contract owners' equity at end of period                    $1,493,972  $698,517            $96,462,961          $70,288,522
                                                            ==========  ========            ===========          ===========

(13) Commencement of Operations on April 29, 2005, through a vote of the Board of Directors.

(16) On February 16, 2006, the Index Allocation - B sub-account commenced operations through a vote of the Board of Directors.

(17) On December 1, 2006, the Large Cap Value - A sub-account commenced operations through a vote of the Board of

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          Sub-Account
                                                      ------------------------------------------------------
                                                      Scudder Capital Growth- B  Scudder Global Discovery- B
                                                      -------------------------  ---------------------------
                                                           2006         2005           2006        2005
                                                       -----------  -----------    -----------  -----------
Income:
   Dividends                                           $   105,041  $   112,276    $   185,810  $    58,756
Expenses:
   Mortality and expense risk and administration
   charges                                                 869,427      671,146        314,386      250,853
                                                       -----------  -----------    -----------  -----------
Net investment income (loss)                              (764,386)    (558,870)      (128,576)    (192,097)
Net realized gain (loss)                                 1,995,104      960,326      2,104,777      807,291
Unrealized appreciation (depreciation) during the
period                                                   1,899,345    4,303,105      1,600,792    1,907,019
                                                       -----------  -----------    -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                          3,130,063    4,704,561      3,576,993    2,522,213
Changes from principal transactions:
   Purchase payments                                     1,318,764    1,623,564        460,822      663,603
   Transfers between sub-accounts and the
   company                                              26,264,095   32,897,065        (72,770)   2,126,522
   Withdrawals                                          (6,066,062)  (1,612,529)    (1,971,549)    (459,891)
   Annual contract fee                                    (214,975)    (150,646)       (81,436)     (62,386)
                                                       -----------  -----------    -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            21,301,822   32,757,454     (1,664,933)   2,267,848
                                                       -----------  -----------    -----------  -----------
Total increase (decrease) in contract owners' equity    24,431,885   37,462,015      1,912,060    4,790,061
Contract owners' equity at beginning of period          55,995,867   18,533,852     18,710,392   13,920,331
                                                       -----------  -----------    -----------  -----------
Contract owners' equity at end of period               $80,427,752  $55,995,867    $20,622,452  $18,710,392
                                                       ===========  ===========    ===========  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                            Sub-Account
                                                      ------------------------------------------------------
                                                      Scudder Growth & Income- B  Scudder Health Sciences- B
                                                      --------------------------  --------------------------
                                                          2006          2005          2006          2005
                                                      ------------  ------------  ------------  ------------
Income:
   Dividends                                           $   169,379  $   166,753    $    53,374  $        --
Expenses:
   Mortality and expense risk and administration
   charges                                                 432,156      366,761        211,108      219,514
                                                       -----------  -----------    -----------  -----------
Net investment income (loss)                              (262,777)    (200,008)      (157,734)    (219,514)
Net realized gain (loss)                                 1,109,477      476,618        838,479      709,323
Unrealized appreciation (depreciation) during the
period                                                   2,077,912    1,235,719       (152,030)     384,166
                                                       -----------  -----------    -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                          2,924,612    1,512,329        528,715      873,975
Changes from principal transactions:
   Purchase payments                                       538,935    1,018,408        296,246      707,084
   Transfers between sub-accounts and the
   company                                                 189,447    9,479,501       (863,929)  (1,068,078)
   Withdrawals                                          (2,788,861)    (927,404)    (1,173,726)    (623,901)
   Annual contract fee                                    (102,951)     (80,743)       (63,285)     (64,770)
                                                       -----------  -----------    -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            (2,163,430)   9,489,762     (1,804,694)  (1,049,665)
                                                       -----------  -----------    -----------  -----------
Total increase (decrease) in contract owners' equity       761,182   11,002,091     (1,275,979)    (175,690)
Contract owners' equity at beginning of period          27,634,663   16,632,572     14,366,459   14,542,149
                                                       -----------  -----------    -----------  -----------
Contract owners' equity at end of period               $28,395,845  $27,634,663    $13,090,480  $14,366,459
                                                       ===========  ===========    ===========  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          Sub-Account
                                                      ---------------------------------------------------
                                                      Scudder International- B  Scudder Mid Cap Growth- B
                                                      ------------------------  -------------------------
                                                         2006          2005         2006        2005
                                                      -----------  -----------   ----------  ----------
Income:
   Dividends                                          $   479,250  $   358,499   $       --  $       --
Expenses:
   Mortality and expense risk and administration
   charges                                                508,138      447,841       66,293      62,056
                                                      -----------  -----------   ----------  ----------
Net investment income (loss)                              (28,888)     (89,342)     (66,293)    (62,056)
Net realized gain (loss)                                2,924,263    1,471,539      200,830     193,430
Unrealized appreciation (depreciation) during the
period                                                  3,725,572    2,369,544      210,238     350,092
                                                      -----------  -----------   ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                         6,620,947    3,751,741      344,775     481,466
Changes from principal transactions:
   Purchase payments                                      508,347    1,142,536       45,074     180,332
   Transfers between sub-accounts and the
   company                                                630,604     (738,689)     111,776    (410,711)
   Withdrawals                                         (2,655,016)    (884,300)    (308,165)   (103,203)
   Annual contract fee                                   (108,500)     (90,688)     (19,176)    (17,709)
                                                      -----------  -----------   ----------  ----------
Net increase (decrease) in contract owners'
equity
from principal transactions:                           (1,624,565)    (571,141)    (170,491)   (351,291)
                                                      -----------  -----------   ----------  ----------
Total increase (decrease) in contract owners' equity    4,996,382    3,180,600      174,284     130,175
Contract owners' equity at beginning of period         29,693,299   26,512,699    4,122,857   3,992,682
                                                      -----------  -----------   ----------  ----------
Contract owners' equity at end of period              $34,689,681  $29,693,299   $4,297,141  $4,122,857
                                                      ===========  ===========   ==========  ==========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                            Sub-Account
                                                      -----------------------------------------------------
                                                        Scudder Blue Chip- B    Scudder Contrarian Value- B
                                                      ------------------------  ---------------------------
                                                          2006         2005         2006          2005
                                                      -----------  -----------   -----------  -----------
Income:
   Dividends                                          $ 1,616,958  $   150,954   $   336,066  $   406,498
Expenses:
   Mortality and expense risk and administration
   charges                                                446,097      415,470       438,833      455,641
                                                      -----------  -----------   -----------  -----------
Net investment income (loss)                            1,170,861     (264,516)     (102,767)     (49,143)
Net realized gain (loss)                                1,787,221      909,108     1,270,418      885,931
Unrealized appreciation (depreciation) during the
period                                                    634,800    1,429,371     2,201,450     (852,064)
                                                      -----------  -----------   -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                         3,592,882    2,073,963     3,369,101      (15,276)
Changes from principal transactions:
   Purchase payments                                      496,553    1,033,138       442,321    1,181,724
   Transfers between sub-accounts and the
   company                                               (100,108)     406,900    (2,119,653)    (136,105)
   Withdrawals                                         (2,675,014)  (1,262,348)   (2,755,100)  (1,204,192)
   Annual contract fee                                   (114,235)    (105,713)     (111,293)    (114,732)
                                                      -----------  -----------   -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (2,392,804)      71,977    (4,543,725)    (273,305)
                                                      -----------  -----------   -----------  -----------
Total increase (decrease) in contract owners' equity    1,200,078    2,145,940    (1,174,624)    (288,581)
Contract owners' equity at beginning of period         27,987,256   25,841,316    28,386,910   28,675,491
                                                      -----------  -----------   -----------  -----------
Contract owners' equity at end of period              $29,187,334  $27,987,256   $27,212,286  $28,386,910
                                                      ===========  ===========   ===========  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                             Sub-Account
                                                      -------------------------------------------------------------
                                                      Scudder Global Blue Chip- B  Scudder Government Securities- B
                                                      ---------------------------  --------------------------------
                                                           2006         2005              2006          2005
                                                       -----------  -----------       ------------  -----------
Income:
   Dividends                                           $   924,004  $        --       $  1,244,862  $ 1,705,035
Expenses:
   Mortality and expense risk and administration
   charges                                                 200,949      141,961            453,014      616,851
                                                       -----------  -----------       ------------  -----------
Net investment income (loss)                               723,055     (141,961)           791,848    1,088,184
Net realized gain (loss)                                 1,443,992      367,369           (700,697)    (120,041)
Unrealized appreciation (depreciation) during the
period                                                     947,074    1,570,266            332,762     (739,798)
                                                       -----------  -----------       ------------  -----------
Net increase (decrease) in contract owners equity
from operations                                          3,114,121    1,795,674            423,913      228,345
Changes from principal transactions:
   Purchase payments                                       162,876      636,406            551,723    1,061,448
   Transfers between sub-accounts and the
   company                                               2,280,150    1,012,132         (9,050,584)  (1,920,463)
   Withdrawals                                          (1,991,223)    (192,306)        (4,683,580)  (2,077,841)
   Annual contract fee                                     (52,203)     (37,398)          (123,596)    (136,043)
                                                       -----------  -----------       ------------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                               399,600    1,418,834        (13,306,037)  (3,072,899)
                                                       -----------  -----------       ------------  -----------
Total increase (decrease) in contract owners' equity     3,513,721    3,214,508        (12,882,124)  (2,844,554)
Contract owners' equity at beginning of period          11,122,256    7,907,748         37,613,996   40,458,550
                                                       -----------  -----------       ------------  -----------
Contract owners' equity at end of period               $14,635,977  $11,122,256       $ 24,731,872  $37,613,996
                                                       ===========  ===========       ============  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                             Sub-Account
                                                      ---------------------------------------------------
                                                                                   Scudder International
                                                       Scudder High Income- B        Select Equity- B
                                                      -------------------------  ------------------------
                                                          2006          2005        2006          2005
                                                      ------------  -----------  -----------  -----------
Income:
   Dividends                                          $  2,909,448  $ 3,801,783  $   568,341  $   700,859
Expenses:
   Mortality and expense risk and administration
   charges                                                 595,866      646,723      546,734      475,411
                                                      ------------  -----------  -----------  -----------
Net investment income (loss)                             2,313,582    3,155,060       21,607      225,448
Net realized gain (loss)                                   106,999    1,050,458    3,394,267    1,615,660
Unrealized appreciation (depreciation) during the
period                                                     571,687   (3,473,156)   3,751,202    1,775,995
                                                      ------------  -----------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                          2,992,268      732,362    7,167,076    3,617,103
Changes from principal transactions:
   Purchase payments                                     1,153,334    1,822,035      859,797    1,829,103
   Transfers between sub-accounts and the
   company                                                (889,480)  (4,413,452)  (1,637,719)    (646,051)
   Withdrawals                                          (5,136,033)  (1,991,627)  (3,544,027)    (882,428)
   Annual contract fee                                    (153,720)    (165,467)    (149,342)    (124,903)
                                                      ------------  -----------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            (5,025,899)  (4,748,511)  (4,471,291)     175,721
                                                      ------------  -----------  -----------  -----------
Total increase (decrease) in contract owners' equity    (2,033,631)  (4,016,149)   2,695,785    3,792,824
Contract owners' equity at beginning of period          39,274,171   43,290,320   32,526,820   28,733,996
                                                      ------------  -----------  -----------  -----------
Contract owners' equity at end of period              $ 37,240,540  $39,274,171  $35,222,605  $32,526,820
                                                      ============  ===========  ===========  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                         Sub-Account
                                                      ---------------------------------------------------
                                                       Scudder Fixed Income- B   Scudder Money Market- B
                                                      ------------------------  -------------------------
                                                          2006        2005          2006         2005
                                                      -----------  -----------  ------------  -----------
Income:
   Dividends                                          $ 2,079,004  $ 2,609,094  $  1,435,330  $   781,372
Expenses:
   Mortality and expense risk and administration
   charges                                                997,536    1,054,575       562,165      504,570
Net investment income (loss)                            1,081,468    1,554,519       873,165      276,802
                                                      -----------  -----------  ------------  -----------
Net realized gain (loss)                                 (599,369)     (95,821)      (10,420)      78,053
Unrealized appreciation (depreciation) during the
period                                                    793,357   (1,355,714)           --           --
                                                      -----------  -----------  ------------  -----------
Net increase (decrease) in contract owners equity
from operations                                         1,275,456      102,984       862,745      354,855
Changes from principal transactions:
   Purchase payments                                    1,057,361    2,278,428     1,271,653   11,214,070
   Transfers between sub-accounts and the
   company                                               (136,043)    (883,836)   16,394,529    3,179,800
   Withdrawals                                         (7,444,548)  (3,118,105)  (21,353,282)  (9,857,435)
   Annual contract fee                                   (203,389)    (215,175)     (136,419)     (92,670)
                                                      -----------  -----------  ------------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (6,726,619)  (1,938,688)   (3,823,519)   4,443,765
                                                      -----------  -----------  ------------  -----------
Total increase (decrease) in contract owners' equity   (5,451,163)  (1,835,704)   (2,960,774)   4,798,620
Contract owners' equity at beginning of period         65,750,385   67,586,089    34,840,321   30,041,701
                                                      -----------  -----------  ------------  -----------
Contract owners' equity at end of period              $60,299,222  $65,750,385  $ 31,879,547  $34,840,321
                                                      ===========  ===========  ============  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                             Sub-Account
                                                      ---------------------------------------------------------
                                                      Scudder Small Cap Growth- B  Scudder Technology Growth- B
                                                      ---------------------------  ----------------------------
                                                           2006         2005             2006         2005
                                                       -----------  -----------      -----------  -----------
Income:
   Dividends                                           $        --  $        --      $        --  $    13,194
Expenses:
   Mortality and expense risk and administration
   charges                                                 438,339      405,787          156,624      167,791
                                                       -----------  -----------      -----------  -----------
Net investment income (loss)                              (438,339)    (405,787)        (156,624)    (154,597)
Net realized gain (loss)                                 1,495,689      886,456          376,915      468,046
Unrealized appreciation (depreciation) during the
period                                                    (204,018)   1,462,650         (400,927)    (204,717)
                                                       -----------  -----------      -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                            853,332    1,943,319         (180,636)     108,732
Changes from principal transactions:
   Purchase payments                                       761,571    1,051,724          280,311      520,318
   Transfers between sub-accounts and the
   company                                                (197,900)   4,746,175         (570,931)  (1,202,818)
   Withdrawals                                          (3,161,663)    (684,152)      (1,127,681)    (397,711)
   Annual contract fee                                    (124,150)    (103,238)         (45,553)     (48,940)
                                                       -----------  -----------      -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            (2,722,142)   5,010,509       (1,463,854)  (1,129,151)
                                                       -----------  -----------      -----------  -----------
Total increase (decrease) in contract owners' equity    (1,868,810)   6,953,828       (1,644,490)  (1,020,419)
Contract owners' equity at beginning of period          28,335,952   21,382,124       11,033,183   12,053,602
                                                       -----------  -----------      -----------  -----------
Contract owners' equity at end of period               $26,467,142  $28,335,952      $ 9,388,693  $11,033,183
                                                       ===========  ===========      ===========  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        For the years ended December 31,

                                                                             Sub-Account
                                                      --------------------------------------------------------
                                                       Scudder Total Return- B  Scudder Davis Venture Value- B
                                                      ------------------------  ------------------------------
                                                          2006         2005            2006         2005
                                                      -----------  -----------     -----------  -----------
Income:
   Dividends                                          $   457,339  $   470,335     $   130,693  $   169,944
Expenses:
   Mortality and expense risk and administration
   charges                                                322,986      349,198         758,640      724,767
                                                      -----------  -----------     -----------  -----------
Net investment income (loss)                              134,353      121,137        (627,947)    (554,823)
Net realized gain (loss)                                  703,252      517,241       3,398,912    1,433,714
Unrealized appreciation (depreciation) during the
period                                                    779,610     (144,203)      2,862,109    2,464,189
                                                      -----------  -----------     -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                         1,617,215      494,175       5,633,074    3,343,080
Changes from principal transactions:
   Purchase payments                                      441,995      882,753         914,737    1,685,698
   Transfers between sub-accounts and the
   company                                             (1,054,603)  (1,100,639)        125,672      217,642
   Withdrawals                                         (2,507,704)  (1,512,944)     (5,992,118)  (1,531,710)
   Annual contract fee                                    (95,879)     (99,648)       (195,187)    (180,637)
                                                      -----------  -----------     -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (3,216,191)  (1,830,478)     (5,146,896)     190,993
                                                      -----------  -----------     -----------  -----------
Total increase (decrease) in contract owners' equity   (1,598,976)  (1,336,303)        486,178    3,534,073
Contract owners' equity at beginning of period         21,882,020   23,218,323      48,135,739   44,601,666
                                                      -----------  -----------     -----------  -----------
Contract owners' equity at end of period              $20,283,044  $21,882,020     $48,621,917  $48,135,739
                                                      ===========  ===========     ===========  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        For the years ended December 31,

                                                                           Sub-Account
                                                      -----------------------------------------------------
                                                       Scudder Dreman Financial  Scudder Dreman High Return
                                                           Services- B (18)               Equity- B
                                                      -------------------------  --------------------------
                                                          2006          2005         2006          2005
                                                      ------------  -----------  ------------  ------------
Income:
   Dividends                                          $  2,423,529  $   168,860  $  6,605,508  $  1,321,871
Expenses:
   Mortality and expense risk and administration
   charges                                                 126,037      177,421     1,758,650     1,534,039
                                                      ------------  -----------  ------------  ------------
Net investment income (loss)                             2,297,492       (8,561)    4,846,858      (212,168)
Net realized gain (loss)                                  (551,486)     433,830     7,826,649     2,667,766
Unrealized appreciation (depreciation) during the
period                                                  (1,219,224)    (669,622)    4,992,693     3,094,840
                                                      ------------  -----------  ------------  ------------
Net increase (decrease) in contract owners equity
from operations                                            526,782     (244,353)   17,666,200     5,550,438
Changes from principal transactions:
   Purchase payments                                       326,903      583,446     2,221,299     3,926,553
   Transfers between sub-accounts and the
   company                                             (11,366,929)    (685,032)   30,069,369       364,441
   Withdrawals                                            (874,725)    (495,719)  (13,116,648)   (3,255,305)
   Annual contract fee                                     (38,835)     (50,892)     (463,239)     (411,847)
                                                      ------------  -----------  ------------  ------------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (11,953,586)    (648,197)   18,710,781       623,842
                                                      ------------  -----------  ------------  ------------
Total increase (decrease) in contract owners' equity   (11,426,804)    (892,550)   36,376,981     6,174,280
Contract owners' equity at beginning of period          11,426,804   12,319,354   101,251,563    95,077,283
                                                      ------------  -----------  ------------  ------------
Contract owners' equity at end of period              $         --  $11,426,804  $137,628,544  $101,251,563
                                                      ============  ===========  ============  ============

(18) On September 18, 2006, the Scudder Dreman Financial Services sub-account ceased operations through a vote of the Board of Directors.

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      -----------------------------------------------------
                                                         Scudder Dreman Small    Scudder Salomon Aggressive
                                                            Cap Value- B              Growth- B (19, 20)
                                                      -------------------------  --------------------------
                                                           2006         2005         2006        2005
                                                      ------------  -----------   -----------  ---------
Income:
   Dividends                                          $  4,928,247  $ 4,794,855   $ 1,957,645  $       --
Expenses:
   Mortality and expense risk and administration
   charges                                                 927,465      835,882        97,882      93,411
                                                      ------------  -----------   -----------  ----------
Net investment income (loss)                             4,000,782    3,958,973     1,859,763     (93,411)
Net realized gain (loss)                                 5,679,811    2,295,922       307,739     286,829
Unrealized appreciation (depreciation) during the
period                                                   2,137,888   (2,082,081)   (1,527,575)    456,281
                                                      ------------  -----------   -----------  ----------
Net increase (decrease) in contract owners equity
from operations                                         11,818,481    4,172,814       639,927     649,699
Changes from principal transactions:
   Purchase payments                                     1,163,527    2,570,812       152,051     386,676
   Transfers between sub-accounts and the
   company                                              (3,577,781)    (377,621)   (6,436,339)   (281,292)
   Withdrawals                                          (7,556,939)  (2,056,855)     (564,616)   (125,203)
   Annual contract fee                                    (257,798)    (221,686)      (27,805)    (24,683)
                                                      ------------  -----------   -----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (10,228,991)     (85,350)   (6,876,709)    (44,502)
                                                      ------------  -----------   -----------  ----------
Total increase (decrease) in contract owners' equity     1,589,490    4,087,464    (6,236,782)    605,197
Contract owners' equity at beginning of period          56,042,173   51,954,709     6,236,782   5,631,585
                                                      ------------  -----------   -----------  ----------
Contract owners' equity at end of period              $ 57,631,663  $56,042,173   $        --  $6,236,782
                                                      ============  ===========   ===========  ==========


(19) On August 1, 2005, the Scudder Invesco Dynamic Growth sub-account was renamed Scudder Salomon Aggressive Growth sub-account through a vote of the Board of Directors.

(20) On December 6, 2006, the Scudder Salomon Aggressive Growth - B sub-account ceased operations through a vote of the Board of Directors.

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                            Sub-Account
                                                      -------------------------------------------------
                                                             Scudder Janus        Scudder Janus Growth
                                                          Growth & Income- B     Opportunities - B (21)
                                                      ------------------------  -----------------------
                                                          2006         2005        2006         2005
                                                      -----------  -----------  -----------  ----------
Income:
   Dividends                                          $    56,870  $        --  $        --  $       --
Expenses:
   Mortality and expense risk and administration
   charges                                                395,394      348,642      115,947     116,570
                                                      -----------  -----------  -----------  ----------
Net investment income (loss)                             (338,524)    (348,642)    (115,947)   (116,570)
Net realized gain (loss)                                1,581,194      730,732    1,300,775     451,849
Unrealized appreciation (depreciation) during the
period                                                    222,981    1,728,032   (1,372,389)    104,422
                                                      -----------  -----------  -----------  ----------
Net increase (decrease) in contract owners equity
from operations                                         1,465,651    2,110,122     (187,561)    439,701
Changes from principal transactions:
   Purchase payments                                      409,771      519,497      384,126     412,796
   Transfers between sub-accounts and the
   company                                              1,163,270    1,786,172   (7,317,083)    520,463
   Withdrawals                                         (3,355,407)    (903,644)  (1,169,130)   (259,668)
   Annual contract fee                                    (99,284)     (83,119)     (31,811)    (30,464)
                                                      -----------  -----------  -----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (1,881,650)   1,318,906   (8,133,898)    643,127
                                                      -----------  -----------  -----------  ----------
Total increase (decrease) in contract owners' equity     (415,999)   3,429,028   (8,321,459)  1,082,828
Contract owners' equity at beginning of period         24,638,022   21,208,994    8,321,459   7,238,631
                                                      -----------  -----------  -----------  ----------
Contract owners' equity at end of period              $24,222,023  $24,638,022  $        --  $8,321,459
                                                      ===========  ===========  ===========  ==========

(21) On December 6, 2006 the Scudder Janus Growth Opportunities - B sub-account ceased operations through a vote of the Board of Directors.

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                            Sub-Account
                                                      ----------------------------------------------------
                                                              Scudder MFS                Scudder Oak
                                                       Strategic Value- B (22)    Strategic Equity- B (23)
                                                      -------------------------  -------------------------
                                                          2006         2005          2006          2005
                                                      ------------  -----------  ------------  -----------
Income:
   Dividends                                          $  1,327,017  $ 2,537,296  $         --  $        --
Expenses:
   Mortality and expense risk and administration
   charges                                                 268,345      400,539       200,292      230,081
                                                      ------------  -----------  ------------  -----------
Net investment income (loss)                             1,058,672    2,136,757      (200,292)    (230,081)
Net realized gain (loss)                                   390,143      730,473       380,573      367,744
Unrealized appreciation (depreciation) during the
period                                                    (738,900)  (3,428,948)       15,277   (1,122,849)
                                                      ------------  -----------  ------------  -----------
Net increase (decrease) in contract owners equity
from operations                                            709,915     (561,718)      195,558     (985,186)
Changes from principal transactions:
   Purchase payments                                       259,058      843,538       394,772      527,352
   Transfers between sub-accounts and the
   company                                             (24,507,098)     552,611   (13,688,530)    (946,950)
   Withdrawals                                          (1,534,953)  (1,121,939)   (1,102,927)    (570,534)
   Annual contract fee                                     (59,067)     (80,741)      (50,848)     (58,187)
                                                      ------------  -----------  ------------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (25,842,060)     193,469   (14,447,533)  (1,048,319)
                                                      ------------  -----------  ------------  -----------
Total increase (decrease) in contract owners' equity   (25,132,145)    (368,249)  (14,251,975)  (2,033,505)
Contract owners' equity at beginning of period          25,132,145   25,500,394    14,251,975   16,285,480
                                                      ------------  -----------  ------------  -----------
Contract owners' equity at end of period              $         --  $25,132,145  $         --  $14,251,975
                                                      ============  ===========  ============  ===========

(22) On September 18, 2006, the Scudder MFS Strategic Value - B sub-account ceased operations through a vote of the Board of Directors.

(23) On December 6, 2006 Scudder Oak Strategic Equity - B sub-account ceased operations through a vote of the Board of Directors.

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                              Sub-Account
                                                      ----------------------------------------------------------
                                                      Scudder Turner Mid Cap Growth- B   Scudder Real Estate- B
                                                      --------------------------------  ------------------------
                                                              2006         2005             2006        2005
                                                          -----------  -----------      -----------  -----------
Income:
   Dividends                                              $ 1,568,853  $        --      $   346,948  $ 1,618,489
Expenses:
   Mortality and expense risk and administration
   charges                                                    310,278      282,554          322,275      289,307
                                                          -----------  -----------      -----------  -----------
Net investment income (loss)                                1,258,575     (282,554)          24,673    1,329,182
Net realized gain (loss)                                    1,350,540      967,778        2,171,573    1,124,431
Unrealized appreciation (depreciation) during the
period                                                     (1,787,692)   1,022,797        3,893,756     (737,037)
                                                          -----------  -----------      -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                               821,423    1,708,021        6,090,002    1,716,576
Changes from principal transactions:
   Purchase payments                                          539,843      873,314          529,585      905,833
   Transfers between sub-accounts and the
   company                                                   (290,518)     (33,716)      (1,392,034)  (1,106,786)
   Withdrawals                                             (2,089,322)    (586,391)      (2,849,098)    (909,224)
   Annual contract fee                                        (90,647)     (78,784)         (74,228)     (67,767)
                                                          -----------  -----------      -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                               (1,930,644)     174,423       (3,785,775)  (1,177,944)
                                                          -----------  -----------      -----------  -----------
Total increase (decrease) in contract owners' equity       (1,109,221)   1,882,444        2,304,227      538,632
Contract owners' equity at beginning of period             19,803,720   17,921,276       18,754,738   18,216,106
                                                          -----------  -----------      -----------  -----------
Contract owners' equity at end of period                  $18,694,499  $19,803,720      $21,058,965  $18,754,738
                                                          ===========  ===========      ===========  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                        Sub-Account
                                                      ---------------------------------------------------
                                                                                      Scudder Income
                                                      Scudder Strategic Income-B  Allocation - B (24, 25)
                                                      --------------------------  -----------------------
                                                           2006         2005          2006         2005
                                                       -----------  -----------   -----------  -----------
Income:
   Dividends                                           $   768,125  $ 1,064,575   $   383,357  $    2,398
Expenses:
   Mortality and expense risk and administration
   charges                                                 210,999      218,169        75,533      59,631
                                                       -----------  -----------   -----------  ----------
Net investment income (loss)                               557,126      846,406       307,824     (57,233)
Net realized gain (loss)                                  (127,111)       9,520       (27,445)     30,426
Unrealized appreciation (depreciation) during the
period                                                     458,390     (819,954)     (149,382)    139,843
                                                       -----------  -----------   -----------  ----------
Net increase (decrease) in contract owners equity
from operations                                            888,405       35,972       130,997     113,036
Changes from principal transactions:
   Purchase payments                                       316,195      620,814       218,942   4,856,785
   Transfers between sub-accounts and the
   company                                                 195,037    1,047,804    (6,334,170)    819,259
   Withdrawals                                          (2,213,384)    (866,637)     (315,008)    (45,336)
   Annual contract fee                                     (51,702)     (53,802)       (3,870)     (2,176)
                                                       -----------  -----------   -----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            (1,753,854)     748,179    (6,434,106)  5,628,532
                                                       -----------  -----------   -----------  ----------
Total increase (decrease) in contract owners' equity      (865,449)     784,151    (6,303,109)  5,741,568
Contract owners' equity at beginning of period          14,054,432   13,270,281     6,303,109     561,541
                                                       -----------  -----------   -----------  ----------
Contract owners' equity at end of period               $13,188,983  $14,054,432   $        --  $6,303,109
                                                       ===========  ===========   ===========  ==========

(24) On February 6, 2006, the Scudder Conservative Income - B sub-account was renamed Scudder Income Allocation - B sub-account through a vote of the Board of Directors.

(25) On September 18, 2006, the Scudder Income Allocation - B sub-account ceased operations through a vote of the Board of

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                            Sub-Account
                                                      ----------------------------------------------------
                                                            Scudder Moderate        Scudder Conservative
                                                          Allocation - B (26)        Allocation - B (27)
                                                      --------------------------  ------------------------
                                                          2006          2005          2006         2005
                                                      ------------  ------------  -----------  -----------
Income:
   Dividends                                          $  1,899,759  $     61,541  $   501,754  $    29,105
Expenses:
   Mortality and expense risk and administration
   charges                                               1,907,831     1,025,946      466,897      263,674
                                                      ------------  ------------  -----------  -----------
Net investment income (loss)                                (8,072)     (964,405)      34,857     (234,569)
Net realized gain (loss)                                 1,741,065       435,095      631,656      120,917
Unrealized appreciation (depreciation) during the
period                                                   8,307,410     3,839,853    1,408,412      698,455
                                                      ------------  ------------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                         10,040,403     3,310,543    2,074,925      584,803
Changes from principal transactions:
   Purchase payments                                     6,216,297    78,375,272    1,388,223   17,716,474
   Transfers between sub-accounts and the
   company                                              (9,012,732)   13,093,841    3,710,341    1,327,375
   Withdrawals                                          (4,349,657)   (1,469,423)  (2,147,659)    (487,250)
   Annual contract fee                                     (89,883)      (29,835)     (14,964)      (2,864)
                                                      ------------  ------------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            (7,235,975)   89,969,855    2,935,941   18,553,735
                                                      ------------  ------------  -----------  -----------
Total increase (decrease) in contract owners' equity     2,804,428    93,280,398    5,010,866   19,138,538
Contract owners' equity at beginning of period         115,179,755    21,899,357   26,673,071    7,534,533
                                                      ------------  ------------  -----------  -----------
Contract owners' equity at end of period              $117,984,183  $115,179,755  $31,683,937  $26,673,071
                                                      ============  ============  ===========  ===========

(26) On February 6, 2006 Scudder Growth & Income - B sub-account was renamed Scudder Moderate Allocation - B subaccount through a vote of the Board of Directors.

(27) On February 6, 2006 Scudder Income & Growth - B sub-account was renamed Scudder Conservative Allocation - B sub-account through a vote of the Board of Directors.

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                               Sub-Account
                                                      ------------------------------------------------------------
                                                                                         Scudder Templeton Foreign
                                                      Scudder Growth Allocation- B (28)         Value-B (29)
                                                      ---------------------------------  -------------------------
                                                              2006          2005              2006        2005
                                                          ------------  ------------      -----------  ----------
Income:
   Dividends                                              $  2,343,111  $    100,740      $   611,213  $   12,859
Expenses:
   Mortality and expense risk and administration
   charges                                                   2,233,159     1,235,132           23,698       9,886
                                                          ------------  ------------      -----------  ----------
Net investment income (loss)                                   109,952    (1,134,392)         587,515       2,973
Net realized gain (loss)                                     3,231,592       274,937         (205,064)     14,169
Unrealized appreciation (depreciation) during the
period                                                      10,950,477     5,684,118          (64,347)     60,932
                                                          ------------  ------------      -----------  ----------
Net increase (decrease) in contract owners equity
from operations                                             14,292,021     4,824,663          318,104      78,074
Changes from principal transactions:
   Purchase payments                                         7,358,115    89,118,422          101,577     447,095
   Transfers between sub-accounts and the
   company                                                 (11,157,541)   12,163,666       (1,393,171)    617,596
   Withdrawals                                              (6,152,940)   (1,386,571)        (243,015)    (28,160)
   Annual contract fee                                        (124,604)      (48,459)          (4,741)       (915)
                                                          ------------  ------------      -----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                               (10,076,970)   99,847,058       (1,539,350)  1,035,616
                                                          ------------  ------------      -----------  ----------
Total increase (decrease) in contract owners' equity         4,215,051   104,671,721       (1,221,246)  1,113,690
Contract owners' equity at beginning of period             137,157,723    32,486,002        1,221,246     107,556
                                                          ------------  ------------      -----------  ----------
Contract owners' equity at end of period                  $141,372,774  $137,157,723      $        --  $1,221,246
                                                          ============  ============      ===========  ==========

(28) On February 6, 2006, the Scudder Growth Strategy - B sub-account was renamed Scudder Growth Allocation - B sub-account through a vote of the Board of Directors.

(29) On December 6, 2006 Scudder Templeton Foreign Value - B sub-account ceased operations through a vote of the Board of Directors.

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                       Sub-Account
                                                      ---------------------------------------------
                                                       Scudder Mercury Large
                                                            Cap -B (30)        Scudder Bond- B (13)
                                                      -----------------------  --------------------
                                                          2006        2005         2006      2005
                                                      -----------  ----------   ---------  --------
Income:
   Dividends                                          $   245,599  $    4,751   $  13,989  $    --
Expenses:
   Mortality and expense risk and administration
   charges                                                 20,769      13,347       6,904       793
                                                      -----------  ----------   ---------  --------
Net investment income (loss)                              224,830      (8,596)      7,085      (793)
Net realized gain (loss)                                   22,015       4,352      (4,771)      (57)
Unrealized appreciation (depreciation) during the
period                                                   (112,124)     99,219      10,334       905
                                                      -----------  ----------   ---------  --------
Net increase (decrease) in contract owners equity
from operations                                           134,721      94,975      12,648        55
Changes from principal transactions:
   Purchase payments                                       10,888      60,898       7,540    62,577
   Transfers between sub-accounts and the
   company                                             (1,254,680)    620,602     586,625   131,490
   Withdrawals                                           (102,334)    (16,586)   (205,405)     (600)
   Annual contract fee                                     (5,253)     (3,004)       (865)       --
                                                      -----------  ----------   ---------  --------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (1,351,379)    661,910     387,895   193,467
                                                      -----------  ----------   ---------  --------
Total increase (decrease) in contract owners' equity   (1,216,658)    756,885     400,543   193,522
Contract owners' equity at beginning of period          1,216,658     459,773     193,522        --
                                                      -----------  ----------   ---------  --------
Contract owners' equity at end of period              $        --  $1,216,658   $ 594,065  $193,522
                                                      ===========  ==========   =========  ========

(30) On December 6, 2006, the Scudder Mercury Large Cap Core - B sub-account ceased operations through a vote of the Board of Directors.

(13) Commencement of Operations on April 29, 2005, through a vote of the Board of Directors.

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          Sub-Account
                                                      ----------------------------------------------------
                                                         Scudder Equity 500
                                                            Index- B (31)       Alger American Balanced- B
                                                      ------------------------  --------------------------
                                                          2006         2005          2006         2005
                                                      -----------  -----------   -----------  -----------
Income:
   Dividends                                          $   314,817  $        --   $ 1,870,602  $   455,483
Expenses:
   Mortality and expense risk and administration
   charges                                                589,816      188,781       445,654      483,851
                                                      -----------  -----------   -----------  -----------
Net investment income (loss)                             (274,999)    (188,781)    1,424,948      (28,368)
Net realized gain (loss)                                  796,356      357,940       647,147      579,338
Unrealized appreciation (depreciation) during the
period                                                  4,045,376     (478,917)   (1,362,453)   1,409,600
                                                      -----------  -----------   -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                         4,566,733     (309,758)      709,642    1,960,570
Changes from principal transactions:
   Purchase payments                                      647,805      280,475       296,915      749,777
   Transfers between sub-accounts and the
   company                                               (840,769)  38,838,523      (271,391)  (2,855,369)
   Withdrawals                                         (5,697,412)    (476,026)   (4,358,296)  (1,440,060)
   Annual contract fee                                   (160,896)          --      (130,593)    (138,995)
                                                      -----------  -----------   -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (6,051,272)  38,642,972    (4,463,365)  (3,684,647)
                                                      -----------  -----------   -----------  -----------
Total increase (decrease) in contract owners' equity   (1,484,539)  38,333,214    (3,753,723)  (1,724,077)
Contract owners' equity at beginning of period         38,333,214           --    31,278,825   33,002,902
                                                      -----------  -----------   -----------  -----------
Contract owners' equity at end of period              $36,848,675  $38,333,214   $27,525,102  $31,278,825
                                                      ===========  ===========   ===========  ===========

(31) On September 16, 2005, the Scudder Equity 500 - B Index sub-account commenced operations through a vote of the Board of Directors.

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          Sub-Account
                                                      --------------------------------------------------
                                                      Alger American Leveraged   Credit Suisse Emerging
                                                             All Cap- B                 Markets- B
                                                      ------------------------  ------------------------
                                                          2006         2005         2006         2005
                                                      -----------  ----------   -----------  -----------
Income:
   Dividends                                          $        --  $       --   $   316,287  $    89,331
Expenses:
   Mortality and expense risk and administration
   charges                                                156,335     134,935       261,705      189,099
                                                      -----------  ----------   -----------  -----------
Net investment income (loss)                             (156,335)   (134,935)       54,582      (99,768)
Net realized gain (loss)                                  618,756     324,763     2,522,047      954,646
Unrealized appreciation (depreciation) during the
period                                                  1,083,819     828,475     1,867,264    2,140,637
                                                      -----------  ----------   -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                         1,546,240   1,018,303     4,443,893    2,995,515

Changes from principal transactions:
   Purchase payments                                      155,235     201,622       301,856      844,991
   Transfers between sub-accounts and the company       1,000,151    (341,152)       85,052    1,333,940
   Withdrawals                                         (1,569,942)   (417,123)   (1,923,542)    (420,475)
   Annual contract fee                                    (46,238)    (39,084)      (70,851)     (50,549)
                                                      -----------  ----------   -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                             (460,794)   (595,737)   (1,607,485)   1,707,907
                                                      -----------  ----------   -----------  -----------
Total increase (decrease) in contract owners' equity    1,085,446     422,566     2,836,408    4,703,422
Contract owners' equity at beginning of period          9,462,728   9,040,162    15,141,616   10,438,194
                                                      -----------  ----------   -----------  -----------
Contract owners' equity at end of period              $10,548,174  $9,462,728   $17,978,024  $15,141,616
                                                      ===========  ==========   ===========  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                         Sub-Account
                                                      -------------------------------------------------
                                                      Credit Suisse Global Post     Dreyfus Socially
                                                          Venture Capital- B      Responsible Growth -B
                                                      -------------------------  ----------------------
                                                          2006         2005         2006        2005
                                                      -----------  -----------   ----------  ----------
Income:
   Dividends                                           $       --   $       --   $       --  $       --
Expenses:
   Mortality and expense risk and administration
   charges                                                 57,757       40,597       31,713      33,093
                                                       ----------   ----------   ----------  ----------
Net investment income (loss)                              (57,757)     (40,597)     (31,713)    (33,093)
Net realized gain (loss)                                  459,847      110,662      113,038      74,020
Unrealized appreciation (depreciation) during the
period                                                    (37,483)     301,630       59,368        (510)
                                                       ----------   ----------   ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                           364,607      371,695      140,693      40,417
Changes from principal transactions:
   Purchase payments                                       61,763       86,550       21,334      80,242
   Transfers between sub-accounts and the company         (48,308)   1,104,397     (194,442)   (106,422)
   Withdrawals                                           (606,195)     (50,478)    (130,333)    (90,482)
   Annual contract fee                                    (17,412)      (9,881)      (9,887)    (10,122)
                                                       ----------   ----------   ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                             (610,152)   1,130,588     (313,328)   (126,784)
                                                       ----------   ----------   ----------  ----------
Total increase (decrease) in contract owners' equity     (245,545)   1,502,283     (172,635)    (86,367)
Contract owners' equity at beginning of period          3,716,366    2,214,083    2,123,545   2,209,912
                                                       ----------   ----------   ----------  ----------
Contract owners' equity at end of period               $3,470,821   $3,716,366   $1,950,910  $2,123,545
                                                       ==========   ==========   ==========  ==========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          Sub-Account
                                                      ---------------------------------------------------
                                                      Dreyfus IP Mid Cap Stock-B    Invesco Utilities-B
                                                      --------------------------  -----------------------
                                                          2006          2005         2006         2005
                                                       -----------  -----------   -----------  ----------
Income:
   Dividends                                           $ 6,632,394  $   155,055   $   347,506  $  143,355
Expenses:
   Mortality and expense risk and administration
   charges                                                 606,189      597,820       101,995      88,975
                                                       -----------  -----------   -----------  ----------
Net investment income (loss)                             6,026,205     (442,765)      245,511      54,380
Net realized gain (loss)                                 2,083,734    1,209,352       916,774     353,042
Unrealized appreciation (depreciation) during the
period                                                  (5,843,821)   1,980,423       197,418     337,141
                                                       -----------  -----------   -----------  ----------
Net increase (decrease) in contract owners equity
from operations                                          2,266,118    2,747,010     1,359,703     744,563
Changes from principal transactions:
   Purchase payments                                       668,992    1,507,368       117,627     286,533
   Transfers between sub-accounts and the company         (520,784)     273,241       211,419   1,269,811
   Withdrawals                                          (5,595,941)  (1,559,247)   (1,346,046)   (435,787)
   Annual contract fee                                    (180,336)    (168,125)      (27,911)    (24,706)
                                                       -----------  -----------   -----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            (5,628,069)      53,237    (1,044,911)  1,095,851
                                                       -----------  -----------   -----------  ----------
Total increase (decrease) in contract owners' equity    (3,361,951)   2,800,247       314,792   1,840,414
Contract owners' equity at beginning of period          40,484,609   37,684,362     6,448,505   4,608,091
                                                       -----------  -----------   -----------  ----------
Contract owners' equity at end of period               $37,122,658  $40,484,609   $ 6,763,297  $6,448,505
                                                       ===========  ===========   ===========  ==========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          Sub-Account
                                                      --------------------------------------------------
                                                        Basic Value Focus- A    Small Cap Value Focus- A
                                                      ------------------------  ------------------------
                                                          2006         2005         2006         2005
                                                      -----------  -----------  -----------  -----------
Income:
   Dividends                                          $ 3,295,646  $ 2,632,986  $ 2,609,804  $ 2,292,220
Expenses:
   Mortality and expense risk and administration
   charges                                                434,418      478,973      235,118      246,415
                                                      -----------  -----------  -----------  -----------
Net investment income (loss)                            2,861,228    2,154,013    2,374,686    2,045,805
Net realized gain (loss)                                1,093,025      840,379      402,118      640,344
Unrealized appreciation (depreciation) during the
period                                                  1,356,507   (2,726,911)  (1,081,844)  (1,371,626)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                         5,310,760      267,481    1,694,960    1,314,523
Changes from principal transactions:
   Purchase payments                                       14,714      110,644        2,384       37,256
   Transfers between sub-accounts and the
   company                                             (2,984,617)  (3,711,139)  (1,709,271)  (2,090,361)
   Withdrawals                                         (4,569,235)  (2,917,388)  (1,442,520)  (1,085,385)
   Annual contract fee                                    (73,417)     (80,513)     (42,725)     (45,985)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (7,612,555)  (6,598,396)  (3,192,132)  (3,184,475)
                                                      -----------  -----------  -----------  -----------
Total increase (decrease) in contract owners' equity   (2,301,795)  (6,330,915)  (1,497,172)  (1,869,952)
Contract owners' equity at beginning of period         30,548,969   36,879,884   16,487,079   18,357,031
                                                      -----------  -----------  -----------  -----------
Contract owners' equity at end of period              $28,247,174  $30,548,969  $14,989,907  $16,487,079
                                                      ===========  ===========  ===========  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                        Sub-Account
                                                      --------------------------------------------------------
                                                      ML Global Allocation-B                Total
                                                      ----------------------  --------------------------------
                                                         2006        2005          2006              2005
                                                      ----------  ----------  ---------------  ---------------
Income:
   Dividends                                          $  109,573  $   38,954  $ 2,755,765,089  $   870,466,538
Expenses:
   Mortality and expense risk and administration
   charges                                                25,462      24,353  $   548,871,462      419,953,540
                                                      ----------  ----------  ---------------  ---------------
Net investment income (loss)                              84,111      14,601    2,206,893,627      450,512,998
Net realized gain (loss)                                  64,804      32,367      674,021,940      439,015,192
Unrealized appreciation (depreciation) during the
period                                                    93,450      97,739      679,548,421      593,202,979
                                                      ----------  ----------  ---------------  ---------------
Net increase (decrease) in contract owners equity
from operations                                          242,365     144,707    3,560,463,988    1,482,731,169
Changes from principal transactions:
   Purchase payments                                         427      15,625    7,767,645,724    6,651,042,264
   Transfers between sub-accounts and the
   company                                              (171,327)    (47,227)     457,236,232      356,295,257
   Withdrawals                                           (39,129)    (85,147)  (3,252,107,962)  (2,289,427,075)
   Annual contract fee                                    (3,913)     (4,067)     (57,264,090)     (53,471,528)
                                                      ----------  ----------  ---------------  ---------------
Net increase (decrease) in contract owners' equity
from principal transactions:                            (213,942)   (120,816)   4,915,509,904    4,664,438,918
                                                      ----------  ----------  ---------------  ---------------
Total increase (decrease) in contract owners' equity      28,423      23,891    8,475,973,892    6,147,170,087
Contract owners' equity at beginning of period         1,742,486   1,718,595   30,767,047,551   24,619,877,464
                                                      ----------  ----------  ---------------  ---------------
Contract owners' equity at end of period              $1,770,909  $1,742,486  $39,243,021,443  $30,767,047,551
                                                      ==========  ==========  ===============  ===============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A) SEPARATE ACCOUNT H
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2006

1. ORGANIZATION

John Hancock Life Insurance Company (U.S.A.) Separate Account H (the Account) is a separate account established by John Hancock Life Insurance Company (U.S.A.) (the Company). The Company established the Account on August 24, 1984 as a separate account under Delaware law. The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended, and consists of one hundred twenty six sub-accounts which are exclusively invested in corresponding portfolios of John Hancock Trust (the Trust), twenty nine sub-accounts which are invested in a corresponding Portfolio of the Scudder Variable Series Trust, two sub-accounts which are invested in a corresponding Portfolio of the Alger American Fund, two sub-accounts which are invested in a corresponding Portfolio of the Credit Suisse Trust, two sub-accounts which are invested in a corresponding Portfolio of the Dreyfus Service Corporation, one sub-account which is invested in a corresponding Portfolio of the Invesco VIF Funds and three sub-accounts which are invested in a corresponding Portfolio of Merrill Lynch Variable Series Funds, Inc (the "Outside Trusts"). The Account is a funding vehicle for variable annuity contracts (the Contracts) issued by the Company. The Account includes 214 contracts, distinguished principally by the level of expenses and surrender charges. These 214 contracts are as follows:
Venture Variable Annuity 1, 3, 7, 8, 10, 11, 12, 13, 14, 15, 16, 17, 18, 20, 21,
22, 23, 25, 26, 27, 28, 30, 31, 32, 33, 34, 40, 41, 42, 43, 50, 51, 52, 53, 55,
56, 58, 60, 61, 63, 64, 65, 66, 67, 68, 70, 71, 73, 74, 75, 76, 77, 78, 80, 81,
82, 83, 84, 85, 86, 87, 88, 90, 91, 92, 93 (VEN 1, 3, 7, 8, 17, 18, 20, 21, 22,
23, 25, 26, 27, 28, 30, 31, 32, 33, 34, 40, 41, 42, 43, 50, 51, 52, 53, 55, 56,
58, 80, 81, 82, 83, 84, 90, 91, 92, 93 VENR 21, 23, 31, 41, 51, 53, 61, 71, 18,
60, 61, 63, 64, 65, 66, 67, 68, 70, 71, 73, 74, 75, 76, 77, 78, 80, 81, 83, 84,
85, 86, 87, 88), Venture Vantage Annuity 10, 11, 12, 13, 15, 16, 17, 18, 19, 20,
21, 22, 23, 25, 26, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44,
45, 46, 47, 48, 49, 50, 51, 52, 53, 55, 56, 60, 61, 62, 63, 65, 66, 67, 68, 69,
70, 71, 72, 73, 75, 76, 80, 81, 82, 83, 85, 86 (VTG 10, 11, 12, 13, 15, 16, 17,
18, 19, 20, 21, 22, 23, 25, 26, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41,
42, 43, 44, 45, 46, 47, 48, 49, 50, 51, 52, 53, 55, 56, 60, 61, 62, 63, 65, 66,
67, 68, 69, 70, 71, 72, 73, 75, 76, 80, 81, 82, 83, 85, 86), Venture Vision
Variable Annuity 5, 6, 25, 26, 27, 28, 29, 25B, 26B, 27B, 28B (VIS 5, 6, 25, 26,
27, 28, 29, 25B, 26B, 27B, 28B), Venture No-load Rollover Annuity (MRP) (MRPG01, MRPI01, VSTG01, VSTI01) Scudder Wealthmark Variable Annuity (WV A1E, A1I, A1W, A2E, A2I, A2W, A3E, A3I, A3W, B1E, B1I, B1W, B2E, B2I, B2W, B3E, B3I, B3W) and Scudder Wealthmark ML3 Variable Annuity (W3 A1I, A1W, A3I, A3W, B1I, B3I, B1W, B3W, G1I, G1W, G3I, G3W, N1I, N1W, N3I, N3W).

Each sub-account holds shares of a particular series ("Portfolio") of a registered investment company. Sub-accounts that invest in Portfolios of the John Hancock Trust ("Trust) may offer two classes of units to fund variable annuity contracts issued by the Company. These classes, Class A and Class B, respectively, represent an interest in the same Trust Portfolio, but in different classes of that Portfolio. Class A represents interests in Series I shares of the Portfolio and Class B represents interests in Series II shares of the Trust's Portfolio. Series I and Series II shares differ in the level of 12b-1 fees and other expenses assessed against the Portfolio's assets.

The Company is an indirect, wholly owned subsidiary of The Manufacturers Life Insurance Company (MLI). MLI, in turn, is an indirect, wholly owned subsidiary of Manulife Financial Corporation (MFC), a Canadian-based publicly traded stock life insurance company. MFC and its subsidiaries are known collectively as Manulife Financial.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A) SEPARATE ACCOUNT H
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2006

1. ORGANIZATION (CONTINUED)

On April 29, 2005, fifteen sub-accounts ceased operations through a vote of the Board of Directors: Diversified Bond Class A and Class B, Overseas Class A and Class B, Aggressive Growth Class A and Class B, Small Company Blend Class A and Class B, Strategic Growth Class A and Class B, Great Companies Class B, Scudder 21st Century Growth, Scudder Eagle Focused Large Cap Growth, Scudder Focus Value and Growth.

On April 29, 2005, fourteen sub-accounts commenced operations through a vote of the Board of Directors: Small Cap Opportunities Class A, US Global Leaders Class A, Active Bond Class A, Active Bond Class B, CGTC Overseas Equity Class B, Independence Investment LLC - Small Cap Class B, Marisco International Opportunities Class B, T Rowe Price Mid Value Class B, UBS Large Cap Class B, US High Yield Bond Class B, Wellington Small Cap Growth Class B, Wellington Small Cap Value Class B, Wells Capital Core Bond Class B, and Scudder Bond Class B.

On April 29, 2005, the John Hancock VST International Equity Index sub-account was renamed John Hancock International Equity Index Class A through a vote of the Board of Directors.

On August 1, 2005, the American Bond - B sub-account commenced operations through a vote of the Board of Directors.

On August 1, 2005, the Scudder Invesco Dynamic Growth sub-account was renamed Scudder Salomon Aggressive Growth sub-account through a vote of the Board of Directors in order to reflect a name change of the corresponding underlying Portfolio.

On September 16, 2005, the Scudder Index 500 - B sub-account ceased operations through a vote of the Board of Directors. The funds were transferred to the Scudder Equity 500 Index - B sub-account.

On September 16, 2005, the Scudder Equity 500 Index - B sub-account commenced operations through a vote of the Board of Directors.

On October 28, 2005, the Scudder Aggressive Growth - B sub-account was renamed Scudder Mid Cap Growth - B sub-account through vote of the Board of Directors in order to reflect a name change of the corresponding underlying Portfolio.

On February 6, 2006, the Scudder Conservative Income - B sub-account was renamed Scudder Income Allocation - B sub-account through a vote of the Board of Directors.

On February 6, 2006, the Scudder Growth & Income - B sub-account was renamed Scudder Moderate Allocation - B sub-account through a vote of the Board of Directors.

On February 6, 2006, the Scudder Income & Growth - B sub-account was renamed Scudder Conservative Allocation - B sub-account through a vote of the Board of Directors.

On February 6, 2006, the Scudder Growth Strategy - B sub-account was renamed Scudder Growth Allocation - B sub-account through a vote of the Board of Directors.

On February 16, 2006, the Index Allocation - B sub-account commenced operations through a vote of the Board or Directors.

On May 1, 2006, the Growth & Income sub-account was renamed U.S. Core through a vote of the Board of Directors.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A) SEPARATE ACCOUNT H
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2006

1. ORGANIZATION (CONTINUED)

On May 1, 2006, the Global Equity - B sub-account was renamed Global Trust sub-account through a vote of the Board of Directors.

On May 1, 2006, the Pacific Rim Emerging Markets sub-account was renamed Pacific Rim sub-account through a vote of the Board of Directors.

On May 1, 2006, the International Stock sub-account was renamed International Core sub-account through a vote of the Board of Directors.

On May 1, 2006, the Lifestyle Aggressive 1000 sub-account was renamed Lifestyle Aggressive sub-account through a vote of the Board of Directors.

On May 1, 2006, the Lifestyle Growth 820 sub-account was renamed Lifestyle Growth sub-account through a vote of the Board of Directors.

On May 1, 2006, the Lifestyle Balanced 640 sub-account was renamed Lifestyle Balanced sub-account through a vote of the Board of Directors.

On May 1, 2006, the Lifestyle Moderate 460 sub-account was renamed Lifestyle Moderate sub-account through a vote of the Board of Directors.

On May 1, 2006, the Lifestyle Conservative 280 sub-account was renamed Lifestyle Conservative sub-account through a vote of the Board of Directors.

On May 1, 2006, the Large Cap Growth sub-account ceased operations through a vote of the Board of Directors. The funds were transferred to the Capital Appreciation sub-account.

On September 18, 2006, the Scudder Dreman Financial Services - B sub-account ceased operations through a vote of the Board of Directors. The funds were transferred to the Scudder Dreman High Return - B sub-account.

On September 18, 2006, the Scudder MFS Strategic Value - B sub-account ceased operations through a vote of the Board of Directors. The funds were transferred to the Scudder Dreman High Return - B sub-account.

On September 18, 2006, the Scudder Income Allocation - B sub-account ceased operations through a vote of the Board of Directors. The funds were transferred to Scudder Conservative Income - B sub-account.

On December 1 2006, the Large Cap Value - A sub-account commenced operations through a vote of the Board of Directors.

On December 4, 2006, the Mid Cap Core - B sub-account ceased operations through a vote of the Board of Directors. The funds were transferred to the Mid Cap Index - B sub-account.

On December 4, 2006, the Strategic Value - A sub-account and Strategic Value - B sub-account ceased operations through a vote of the Board of Directors. The funds were transferred to the Large Cap Value - A sub-account and Large Cap Value - B sub-account.

On December 6 2006, the Scudder Salomon Aggressive Growth - B sub-account ceased operations through a vote of the Board of Directors. The funds were transferred to the Scudder Capital Growth sub-account.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A) SEPARATE ACCOUNT H
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2006

1. ORGANIZATION (CONTINUED)

On December 6, 2006, the Scudder Janus Growth Opportunities - B sub-account ceased operations through a vote of the Board of Directors. The funds were transferred to the Scudder Capital Growth - B sub-account.

On December 6, 2006, the Scudder Mercury Large Cap Core - B sub-account ceased operations through a vote of the Board of Directors. The funds were transferred to the Scudder Growth and Income - B sub-account.

On December 6, 2006, the Scudder Oak Strategic Equity - B sub-account ceased operations through a vote of the Board of Directors. The funds were transferred to the Scudder Capital Growth - B sub-account.

On December 6, 2006, the Scudder Templeton Foreign Value - B sub-account ceased operations through a vote of the Board of Directors. The funds were transferred to the Scudder International - B sub-account.

In addition to the Account, a contract owner may also allocate funds to the Fixed Account, which is part of the Company's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and the Company's general account has not been registered as an investment company under the Investment Company Act of 1940.

2. SIGNIFICANT ACCOUNTING POLICIES

ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

VALUATION OF INVESTMENTS

Investments made in the Portfolios of the Trust and of the outside Trusts are valued at the reported net asset values of such Portfolios. Investment transactions are recorded on the trade date. Income from dividends, and gains from realized gain distributions are recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

Annuity reserves are computed for contracts under which periodic benefit payments are being made according to the 1983a Individual Annuitant Mortality Table. The assumed investment return is 4%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company.

FEDERAL INCOME TAXES

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the Code). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the Account.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A) SEPARATE ACCOUNT H
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2006

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES

The Company assumes mortality and expense risk of the Contracts and provides administrative charges to the account for which asset charges are deducted at various rates ranging from 0.05% to 1.50%, depending on the type of contract, of net assets of the sub-account.

The Company makes certain other deductions from contract owner payments for premium taxes, guaranteed minimum death benefits, sales charges on purchases and the surrender fee and annual contract fee, which are accounted for as a reduction of net assets resulting from contract owner transactions

AMOUNTS RECEIVABLE/PAYABLE

Receivables/Payables from/to Portfolios/the Company are due to unsettled contract transactions (net of asset-based charges) and/or subsequent/preceding purchases/sales of the respective Portfolios' shares. The amounts are due from/to either the respective Portfolio and/or the Company for the benefit of contract owners. There are no unsettled policy transactions at December 31, 2006.

STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, FAIR VALUE MEASUREMENTS ("SFAS 157")

In September 2006, the FASB issued SFAS No. 157. This standard, which provides guidance on how to measure fair values of assets and liabilities, applies whenever other standards require or permit assets or liabilities to be measured at fair value, but does not discuss when to use fair value accounting. SFAS No. 157 establishes a fair value measurement hierarchy that gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data, and requires fair value measurements to be separately disclosed by level within the hierarchy.

SFAS No. 157 will be effective for the Company beginning January 1, 2008 and will then be generally prospectively applicable. The Company is still evaluating the impact SFAS No. 157 will have on its consolidated financial position or results of operations.

3. TRANSACTIONS WITH AFFILIATES

The Company has an Administrative Services Agreement with Manulife Financial, whereby Manulife Financial or its designee, with the consent of the Company, performs certain services on behalf of the Company necessary for the operation of the Account. The Company has underwriting and distribution agreements with its affiliate, John Hancock Distributors, LLC (JH Distributors). JH Distributors is 60% owned by the Company and 40% owned by John Hancock Life Insurance Company of New York (JHNY). JHNY is a wholly owned subsidiary of the Company.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

4. DETAILS OF INVESTMENTS

The details of the shares owned and cost and value of investments in the Portfolios of the Trust and the Outside Trusts at December 31, 2006 were as follows:

                                                          Details of Investments
                                               --------------------------------------------
Sub-account                                    Shares Owned       Cost            Value
-----------                                    ------------  --------------  --------------
Strategic Opportunities -- A                     22,984,707  $  275,172,331  $  307,765,231
Strategic Opportunities -- B                      1,725,890      17,201,816      23,023,373
Investment Quality Bond -- A                     11,735,359     140,926,607     136,834,282
Investment Quality Bond -- B                      9,957,677     117,475,015     115,907,365
U.S. Core -- A                                   33,644,697     806,684,208     728,071,238
U.S. Core -- B                                    3,628,087      74,614,601      78,112,703
Blue Chip Growth -- A                            28,593,802     453,121,199     554,433,820
Blue Chip Growth -- B                             8,001,299     125,750,636     154,585,091
Money Market -- A                                31,144,031     311,440,313     311,440,313
Money Market -- B                                30,588,029     305,880,291     305,880,291
Global Trust -- A                                13,578,740     181,734,202     260,711,806
Global Trust -- B                                 1,876,922      27,147,644      35,849,220
Global Bond -- A                                  6,521,185      94,512,356      97,361,289
Global Bond -- B                                 12,286,497     182,437,826     182,700,208
U.S. Government Securities -- A                  10,114,367     138,798,715     136,847,385
U.S. Government Securities -- B                   5,513,890      74,828,702      74,547,788
Income & Value -- A                              27,276,861     274,526,054     330,322,781
Income & Value -- B                               7,592,010      78,864,814      91,331,878
Equity-Income -- A                               35,757,598     533,629,854     662,230,708
Equity-Income -- B                               15,294,551     235,232,687     282,031,516
Strategic Bond -- A                              11,234,057     127,197,762     135,033,371
Strategic Bond -- B                               8,091,025      94,738,144      97,092,302
All Cap Core -- A                                 7,343,510      96,142,474     143,932,795
All Cap Core -- B                                   515,984       8,307,580      10,072,010
All Cap Growth -- A                              11,506,416     161,161,945     205,159,404
All Cap Growth -- B                               1,456,504      21,175,823      25,736,425
International Small Cap -- A                      5,176,411      79,587,566     125,838,552
International Small Cap -- B                      2,147,717      41,518,518      52,296,908
Pacific Rim -- A                                  4,286,944      46,169,426      55,901,754
Pacific Rim -- B                                  3,058,045      35,942,216      39,723,999
Science & Technology -- A                        16,763,446     174,844,224     208,201,998
Science & Technology -- B                         4,449,407      50,135,992      54,950,175
Emerging Small Company -- A                       3,347,917      86,228,713      98,495,711
Emerging Small Company -- B                       1,644,333      45,493,319      47,965,200
International Core -- A                           6,149,440      62,232,243      93,287,011
International Core -- B                           2,803,697      34,869,218      42,672,268
Value -- A                                        7,952,062     140,408,733     180,670,849
Value -- B                                        2,399,500      48,238,348      54,276,690
Real Estate Securities -- A                       6,718,073     150,189,870     185,687,524
Real Estate Securities -- B                       5,567,974     128,342,915     153,620,407
High Yield -- A                                  10,888,763     109,118,300     116,074,217
High Yield -- B                                   8,300,686      83,800,868      88,817,338
Lifestyle Aggressive -- A                        18,995,736     209,279,535     214,081,947
Lifestyle Aggressive -- B                        27,554,466     304,209,336     309,161,108
Lifestyle Growth -- A                            63,100,434     780,795,610     879,620,045
Lifestyle Growth -- B                           637,284,492   8,267,827,803   8,845,508,747
Lifestyle Balanced -- A                          71,226,869     885,329,451     985,779,872
Lifestyle Balanced -- B                         484,657,517   6,287,419,414   6,683,427,162
Lifestyle Moderate -- A                          22,710,984     284,421,310     303,645,863

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

4. DETAILS OF INVESTMENTS--(CONTINUED)

The details of the shares owned and cost and value of investments in the Portfolios of the Trust and the Outside Trusts at December 31, 2006 were as follows:

                                                          Details of Investments
                                               --------------------------------------------
Sub-account                                    Shares Owned       Cost           Value
-----------                                    ------------  --------------  --------------
Lifestyle Moderate -- B                         104,186,668  $1,335,790,619  $1,387,766,421
Lifestyle Conservative -- A                      10,874,787     141,835,597     146,048,384
Lifestyle Conservative -- B                      33,996,507     447,291,094     454,533,302
Small Company Value -- A                          9,798,529     178,678,560     214,489,802
Small Company Value -- B                          7,917,035     149,914,966     172,274,684
International Value -- A                         18,676,184     271,460,468     361,944,454
International Value -- B                         11,818,616     169,385,706     228,099,289
Total Return -- A                                20,725,834     288,348,166     286,638,279
Total Return -- B                                15,648,322     217,079,565     215,790,354
U.S. Large Cap Value -- A                        16,984,539     210,483,207     275,659,074
U.S. Large Cap Value -- B                         6,254,594      77,589,447     101,074,243
Mid Cap Stock -- A                               17,956,381     229,400,203     304,719,779
Mid Cap Stock -- B                                9,627,172     128,357,019     161,929,029
Global Allocation -- A                            5,185,797      51,495,505      66,274,487
Global Allocation -- B                           14,302,194     159,178,138     181,780,885
Dynamic Growth -- A                              13,276,266      53,551,934      80,188,645
Dynamic Growth -- B                               5,164,250      24,427,808      30,933,855
Total Stock Market Index -- A                     2,319,368      23,278,815      30,453,298
Total Stock Market Index -- B                     2,310,850      24,401,257      30,202,803
500 Index -- A                                   11,347,389     107,789,721     139,913,308
500 Index -- B                                    7,765,287      75,262,538      95,202,414
Mid Cap Index -- A                                3,700,515      59,551,704      69,717,699
Mid Cap Index -- B                                3,770,391      63,417,843      70,694,831
Small Cap Index -- A                              2,389,364      32,859,087      40,547,500
Small Cap Index -- B                              2,636,948      35,886,849      44,538,049
Capital Appreciation -- A                        24,101,690     215,031,210     218,602,333
Capital Appreciation -- B                        11,154,706      99,106,799     100,280,811
Health Sciences -- A                              4,584,345      64,774,355      72,020,065
Health Sciences -- B                              4,681,749      67,414,249      72,848,017
Financial Services -- A                           2,405,744      33,770,307      45,179,873
Financial Services -- B                           2,983,469      41,948,841      55,701,359
Quantitative Mid Cap -- A                           913,639      11,114,353       9,867,298
Quantitative Mid Cap -- B                           910,542      10,968,674       9,697,275
All Cap Value -- A                                4,455,699      57,208,812      58,057,755
All Cap Value -- B                                4,424,272      56,987,466      57,471,289
Utilities -- A                                    3,751,129      46,702,414      54,991,555
Utilities -- B                                    4,024,544      49,704,285      58,597,360
Mid Cap Value -- A                               11,261,968     171,929,868     197,760,166
Mid Cap Value -- B                               10,982,654     169,833,084     191,976,798
Fundamental Value -- A                           10,418,580     129,653,206     175,240,516
Fundamental Value -- B                           21,122,511     289,671,605     353,590,830
Emerging Growth -- B                                901,050      11,382,373      11,308,182
Natural Resources -- B                            7,037,252     210,242,872     222,306,785
Quantitative All Cap -- B                           190,072       3,208,994       3,293,950
Large Cap Value -- B                              2,381,235      51,289,123      54,673,160
Small Cap Opportunities -- A                      3,608,063      73,316,215      88,036,741
Small Cap Opportunities -- B                      2,756,541      55,832,366      66,873,689
Special Value -- B                                  319,142       5,973,614       6,223,274
Real Return Bond -- B                             7,562,574     101,371,337      97,632,831
American International -- B                      34,434,117     680,214,588     856,032,147
American Growth -- B                             61,206,916   1,059,243,624   1,324,517,659

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

4. DETAILS OF INVESTMENTS--(CONTINUED)

The details of the shares owned and cost and value of investments in the Portfolios of the Trust and the Outside Trusts at December 31, 2006 were as follows:


                                                         Details of Investments
                                               ----------------------------------------
                                                 Shares
Sub-account                                       Owned        Cost           Value
-----------                                    ----------  ------------  --------------
American Blue-Chip Income & Growth -- B         9,696,636  $151,593,130  $  177,060,573
American Growth-Income -- B                    54,360,456   910,004,805   1,094,819,585
American Bond -- B                             35,784,545   454,172,243     475,934,445
American Century - Small Company -- B             551,965     8,212,370       7,959,340
PIMCO VIT All Asset                             3,438,945    40,589,475      40,166,872
Core Equity B                                   3,177,405    44,501,117      47,851,722
Classic Value B                                 2,111,725    32,360,190      34,188,835
Quantitative Value -- B                           336,111     4,823,874       5,139,138
U.S. Global Leaders Growth-- A                  2,404,627    29,617,922      31,620,847
U.S. Global Leaders Growth-- B                  1,958,687    23,996,209      25,697,974
John Hancock Strategic Income B                 1,316,274    17,593,640      17,466,961
John Hancock International Equity Index-- A     2,301,546    39,396,170      48,746,742
John Hancock International Equity Index-- B     1,892,085    30,902,660      39,998,672
Active Bond-- A                                11,551,493   110,894,383     114,128,749
Active Bond-- B                                49,596,832   477,489,643     489,520,731
CGTC Overseas Equity -- B                         473,695     6,207,324       6,821,207
Independence Investment LLC Small Cap-- B          92,012     1,315,575       1,298,296
Marisco International Opportunities-- B         2,256,291    37,063,926      40,996,807
T Rowe Price Mid Value-- B                      1,135,198    14,217,327      15,484,097
UBS Large Cap-- B                                 110,663     1,600,097       1,732,989
U.S. High Yield-- B                               187,830     2,431,997       2,539,468
Wellington Small Cap Growth -- B                2,603,741    28,274,404      29,890,947
Wellington Small Cap Value -- B                 3,259,788    64,197,431      66,825,650
Wells Capital Core Bond-- B                       118,007     1,464,844       1,493,972
Index Allocation-- B                            7,214,881    91,876,018      96,462,961
Large Cap Value -- A                            3,046,750    69,194,856      70,288,522
Scudder Capital Growth -- B                     4,431,281    71,907,070      80,427,752
Scudder Global Discovery -- B                   1,150,165    13,749,968      20,622,452
Scudder Growth & Income -- B                    2,605,123    23,292,447      28,395,845
Scudder Health Sciences -- B                      965,375    10,924,521      13,090,480
Scudder International -- B                      2,592,652    24,047,549      34,689,681
Scudder Mid Cap Growth -- B                       347,384     3,397,717       4,297,141
Scudder Blue Chip -- B                          1,810,629    22,543,885      29,187,334
Scudder Contarian Value -- B                    1,516,850    22,394,674      27,212,286
Scudder Global Blue Chip -- B                     842,116    10,450,627      14,635,977
Scudder Government Securities -- B              2,018,928    24,741,406      24,731,872
Scudder High Income -- B                        4,443,979    36,132,646      37,240,540
Scudder International Select Equity -- B        2,166,212    23,434,224      35,222,605
Scudder Fixed Income -- B                       5,092,840    60,229,487      60,299,222
Scudder Money Market -- B                      31,819,591    31,819,591      31,879,547
Scudder Small Cap Growth -- B                   1,895,927    22,197,680      26,467,142
Scudder Technology Growth -- B                  1,014,994     8,738,108       9,388,693
Scudder Total Return -- B                         830,251    17,473,787      20,283,044
Scudder Davis Venture Value -- B                3,419,263    35,905,655      48,621,917
Scudder Dreman High Return Equity -- B          9,163,019   110,404,105     137,628,544
Scudder Dreman Small Cap Value -- B             2,518,866    43,650,316      57,631,663
Scudder Janus Growth & Income -- B              2,049,241    18,995,752      24,222,023
Scudder Turner Mid Cap Growth -- B              1,740,642    16,336,462      18,694,499
Scudder Real Estate -- B                          942,236    13,868,855      21,058,965
Scudder Strategic Income -- B                   1,123,423    12,814,332      13,188,983

        JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

4. DETAILS OF INVESTMENTS--(CONTINUED)

The details of the shares owned and cost and value of investments in the Portfolios of the Trust and the Outside Trusts at December 31, 2006 were as follows:

                                                          Details of Investments
                                                --------------------------------------
                                                  Shares
Sub-account                                        Owned        Cost          Value
-----------                                     ----------  ------------  ------------
Scudder Moderate Allocation -- B                 9,499,532  $105,040,737  $117,984,183
Scudder Conservative Allocation -- B             2,671,496    29,376,324    31,683,937
Scudder Growth Allocation -- B                  10,925,253   123,270,252   141,372,774
Scudder Bond -- B                                   84,745       582,826       594,065
Scudder Equity Index 500-- B                     2,463,147    32,324,381    36,848,675
Alger American Balanced -- B                     1,924,832    25,406,285    27,525,102
Alger American Leveraged All Cap -- B              257,461     7,678,805    10,548,174
Credit Suisse Emerging Markets -- B                822,793    11,271,246    17,978,024
Credit Suisse Global Post Venture Capital -- B     236,754     2,800,830     3,470,821
Dreyfus Socially Responsible Growth Fund -- B       69,132     1,576,269     1,950,910
Dreyfus IP Midcap Stock -- B                     2,143,341    34,476,927    37,122,658
Invesco Utilities -- B                             318,573     5,255,890     6,763,297
Basic Value Focus -- A                           1,781,032    24,645,374    28,247,174
Small Cap Value Focus -- A                         641,966    15,237,009    14,989,907
ML Global Allocation -- B                          119,818     1,346,831     1,770,909

             JOHN HANCOCK LIFE INSURANCE COMPANY SEPARATE ACCOUNT H
                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

4. DETAILS OF INVESTMENTS--(CONTINUED)

Purchases, including reinvestment of dividend distributions, and proceeds from sales of shares in the Portfolios of the Trust and the outside Trusts during 2006 were as follows:

Sub-account                                      Purchases       Sales
-----------                                    ------------  ------------
Strategic Opportunities -- A                   $  4,322,033  $ 81,555,784
Strategic Opportunities -- B                      2,688,235     6,541,685
Investment Quality Bond -- A                     17,306,035    43,591,091
Investment Quality Bond -- B                     55,812,300    11,506,238
U.S. Core -- A                                  111,659,980   226,621,173
U.S. Core -- B                                   13,962,418    22,781,095
Blue Chip Growth -- A                            12,225,767   151,582,347
Blue Chip Growth -- B                            14,904,442    33,584,939
Money Market -- A                               341,333,242   328,283,602
Money Market -- B                               557,103,902   460,922,782
Global Trust -- A                                 9,426,564    58,098,060
Global Trust -- B                                 8,961,313    11,244,939
Global Bond -- A                                 18,328,646    37,905,348
Global Bond -- B                                 72,260,032    27,327,982
U.S. Government Securities -- A                  20,467,326    52,977,839
U.S. Government Securities -- B                  20,545,658    34,610,758
Income & Value -- A                              16,290,818    92,505,239
Income & Value -- B                              12,725,392    26,055,446
Large Cap Growth -- A                             3,289,063   235,845,291
Large Cap Growth -- B                             2,650,329    82,245,630
Equity-Income -- A                               78,599,832   165,613,334
Equity-Income -- B                               52,994,816    67,353,752
Strategic Bond -- A                              22,814,740    41,504,658
Strategic Bond -- B                              24,518,517    27,112,929
All Cap Core -- A                                 5,627,687    44,891,127
All Cap Core -- B                                 3,193,350     4,491,211
All Cap Growth -- A                               2,936,216    52,390,027
All Cap Growth -- B                               3,190,264     8,130,757
International Small Cap -- A                     19,336,147    33,088,391
International Small Cap -- B                     26,743,388    27,113,059
Pacific Rim -- A                                 21,311,305    33,379,453
Pacific Rim -- B                                 29,740,073    40,616,403
Science & Technology -- A                         9,884,985    66,383,232
Science & Technology -- B                        14,326,172    17,861,892
Emerging Small Company -- A                      14,125,882    37,596,866
Emerging Small Company -- B                      11,534,073    27,595,153
International Core -- A                          19,727,136    27,033,970
International Core -- B                          21,785,361    16,711,791
Value -- A                                       51,710,616    57,292,185
Value -- B                                       33,443,980    23,908,957
Real Estate Securities -- A                      60,172,551    51,718,049
Real Estate Securities -- B                      60,950,772    45,313,260
High Yield -- A                                  37,390,273    60,043,891
High Yield -- B                                  33,026,963    44,133,519
Lifestyle Aggressive -- A                       113,893,437    54,199,322
Lifestyle Aggressive -- B                       131,229,765    58,714,698

             JOHN HANCOCK LIFE INSURANCE COMPANY SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

4. DETAILS OF INVESTMENTS--(CONTINUED)

Purchases, including reinvestment of dividend distributions, and proceeds from sales of shares in the Portfolios of the Trust and the outside Trusts during 2006 were as follows:

Sub-account                                       Purchases        Sales
-----------                                    --------------  ------------
Lifestyle Growth -- A                          $  298,399,460  $200,513,154
Lifestyle Growth -- B                           4,284,924,508    78,635,464
Lifestyle Balanced -- A                           277,148,171   188,753,806
Lifestyle Balanced -- B                         2,548,508,778    92,722,107
Lifestyle Moderate -- A                            92,919,761    78,461,026
Lifestyle Moderate -- B                           465,418,756    85,601,249
Lifestyle Conservative -- A                        65,218,044    72,945,537
Lifestyle Conservative -- B                       202,584,407   119,593,101
Small Company Value -- A                           56,693,304    68,629,746
Small Company Value -- B                           49,383,707    52,595,964
International Value -- A                           51,166,414    91,988,792
International Value -- B                           48,864,584    55,382,859
Total Return -- A                                  29,038,181    82,734,840
Total Return -- B                                  35,400,237    69,257,250
U.S. Large Cap Value -- A                          13,541,224    88,239,713
U.S. Large Cap Value -- B                           9,206,283    33,017,846
Mid Cap Stock -- A                                 33,431,264    81,636,095
Mid Cap Stock -- B                                 33,344,320    43,502,081
Global Allocation -- A                             10,901,956    14,128,344
Global Allocation -- B                             75,403,176    15,295,489
Dynamic Growth -- A                                 6,099,828    30,335,993
Dynamic Growth -- B                                 6,225,678    18,797,245
Total Stock Market Index -- A                       4,546,662     9,187,133
Total Stock Market Index -- B                       4,641,873     9,476,405
500 Index -- A                                     15,685,859    52,590,684
500 Index -- B                                      9,667,007    38,294,492
Mid Cap Index -- A                                 23,550,014    22,525,325
Mid Cap Index -- B                                 30,717,174    17,608,243
Small Cap Index -- A                                5,806,282    13,626,117
Small Cap Index -- B                                6,229,254    13,977,090
Capital Appreciation -- A                         232,249,098    53,521,029
Capital Appreciation -- B                          89,423,920    28,972,794
Health Sciences -- A                               21,381,368    27,129,268
Health Sciences -- B                               23,490,689    26,049,972
Financial Services -- A                            15,125,914    15,741,904
Financial Services -- B                            19,735,568    13,346,765
Quantitative Mid Cap -- A                           7,314,364     8,918,033
Quantitative Mid Cap -- B                           8,518,021     9,048,623
All Cap Value -- A                                 21,187,175    18,302,090
All Cap Value -- B                                 20,830,602    15,006,327
Strategic Value -- A                                7,188,244    29,945,429
Strategic Value -- B                                6,419,393    25,993,077
Utilities -- A                                     24,376,213    23,828,644
Utilities -- B                                     26,228,040    23,059,225
Mid Cap Value -- A                                 48,634,719    65,449,970
Mid Cap Value -- B                                 47,237,284    61,238,580
Fundamental Value -- A                             24,118,272    40,574,389

             JOHN HANCOCK LIFE INSURANCE COMPANY SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

4. DETAILS OF INVESTMENTS--(CONTINUED)

Purchases, including reinvestment of dividend distributions, and proceeds from sales of shares in the Portfolios of the Trust and the outside Trusts during 2006 were as follows:

Sub-account                                      Purchases       Sales
-----------                                    ------------  ------------
Fundamental Value -- B                         $112,629,786  $ 34,049,574
Emerging Growth -- B                             21,275,400    14,049,466
Natural Resources -- B                          153,806,903   119,273,799
Mid Cap Core -- B                                16,632,702    46,987,518
Quantitative All Cap -- B                         1,549,487     1,372,378
Large Cap Value -- B                             95,341,066    82,033,264
Small Cap Opportunities -- A                      9,658,096    31,860,523
Small Cap Opportunities -- B                      9,939,690    21,931,575
Special Value -- B                                2,702,262     3,756,400
Real Return Bond -- B                            23,060,024    49,381,935
American International -- B                     257,345,758    75,353,401
American Growth -- B                            294,552,762    94,990,160
American Blue-Chip Income & Growth -- B          23,502,453    35,551,109
American Growth-Income -- B                     258,861,121    64,022,149
American Bond -- B                              347,041,900    17,589,621
American Century - Small Company -- B             4,416,658    20,611,500
PIMCO VIT All Asset                              16,133,490    30,249,760
Core Equity B                                    14,667,697    18,267,310
Classic Value B                                  28,181,212    11,919,056
Quantitative Value -- B                           4,010,207     2,065,928
U.S. Global Leaders Growth-- A                    2,999,589     9,385,561
U.S. Global Leaders Growth-- B                    2,087,067     8,397,906
John Hancock Strategic Income B                   7,882,714     5,351,266
John Hancock International Equity Index-- A      25,477,533    13,499,224
John Hancock International Equity Index -- B     13,423,493    11,838,690
Active Bond-- A                                   9,482,283    36,273,863
Active Bond-- B                                  49,082,521    61,057,736
CGTC Overseas Equity -- B                         7,183,670     5,453,384
Independence Investment LLC Small Cap-- B         1,733,614       979,129
Marisco International Opportunities-- B          42,868,259    18,472,533
T Rowe Price Mid Value-- B                       13,374,172     3,790,581
UBS Large Cap-- B                                 1,450,213       698,405
U.S. High Yield-- B                               4,119,573     2,984,340
Wellington Small Cap Growth -- B                 36,287,990    27,688,516
Wellington Small Cap Value -- B                  54,620,984    22,049,061
Wells Capital Core Bond-- B                       1,704,429       936,736
Index Allocation-- B                             97,527,944     5,697,726
Large Cap Value Porflio-- A                      22,736,516     1,752,716
Scudder Capital Growth -- B                      31,240,057    10,702,621
Scudder Global Discovery -- B                     3,012,132     4,805,641
Scudder Growth & Income -- B                      3,220,869     5,647,075
Scudder Health Sciences -- B                      1,584,284     3,546,712
Scudder International -- B                        6,289,928     7,943,381
Scudder Mid Cap Growth -- B                         648,568       885,352
Scudder Blue Chip -- B                            4,517,605     5,739,549
Scudder Contarian Value -- B                      1,457,694     6,104,185
Scudder Global Blue Chip -- B                     4,437,590     3,314,935

             JOHN HANCOCK LIFE INSURANCE COMPANY SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

4. DETAILS OF INVESTMENTS--(CONTINUED)

Purchases, including reinvestment of dividend distributions, and proceeds from sales of shares in the Portfolios of the Trust and the outside Trusts during 2006 were as follows:

Sub-account                                      Purchases      Sales
-----------                                     -----------  -----------
Scudder Government Securities -- B              $ 3,127,833  $15,642,022
Scudder High Income -- B                         10,024,333   12,736,650
Scudder International Select Equity -- B          3,668,073    8,117,757
Scudder Fixed Income -- B                         9,948,655   15,593,805
Scudder Money Market -- B                        42,984,283   45,935,695
Scudder Small Cap Growth -- B                     2,859,497    6,019,978
Scudder Technology Growth -- B                    1,277,480    2,897,959
Scudder Total Return -- B                         1,408,408    4,490,247
Scudder Davis Venture Value -- B                  3,959,927    9,734,769
Scudder Dreman Financial Services -- B            3,130,302   12,786,396
Scudder Dreman High Return Equity -- B           44,328,750   20,771,109
Scudder Dreman Small Cap Value -- B               8,304,012   14,532,221
Scudder Salomon Aggressive Growth -- B            3,001,987    8,018,932
Scudder Janus Growth & Income -- B                2,916,855    5,137,028
Scudder Janus Growth Opportunities -- B           1,555,628    9,805,473
Scudder MFS Strategic Value -- B                  2,918,214   27,701,602
Scudder Oak Strategic Equity -- B                 1,236,776   15,884,602
Scudder Turner Mid Cap Growth -- B                4,721,469    5,393,538
Scudder Real Estate -- B                          2,439,435    6,200,535
Scudder Strategic Income -- B                     2,940,216    4,136,944
Scudder Income Allocation-- B                     2,371,629    8,497,910
Scudder Moderate Allocation-- B                  12,111,589   19,355,635
Scudder Conservative Allocation-- B              11,091,639    8,120,840
Scudder Growth Allocation-- B                    16,928,241   26,895,258
Scudder Templeton Foreign Value-- B               1,871,882    2,823,717
Scudder Mercury Large Cap Core-- B                  508,691    1,635,238
Scudder Bond -- B                                10,528,037   16,854,309
Scudder Equity Index 500-- B                        591,975      196,995
Alger American Balanced -- B                      3,242,903    6,281,320
Alger American Leveraged All Cap -- B             1,555,633    2,172,761
Credit Suisse Emerging Markets -- B               3,465,383    5,018,287
Credit Suisse Global Post Venture Capital -- B      793,271    1,461,181
Dreyfus Socially Responsible Growth -- B          9,317,583    8,919,447
Dreyfus IP Midcap Stock -- B                        159,970      505,011
Invesco Utilities -- B                            1,632,194    2,431,595
Basic Value Focus -- A                            3,601,284    8,352,609
Small Cap Value Focus -- A                        2,673,269    3,490,714
ML Global Allocation -- B                           110,474      240,305

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENT - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

5. DETAILS OF DIVIDENDS

The dividend income is comprised of distributions received from the underlying Portfolios as follows:

                                 Dividend Income Distribution  Capital Gain Distribution            Total
                                 ----------------------------  -------------------------  -------------------------
Sub-account                            2006         2005            2006         2005         2006          2005
-----------                      -------------  -------------  ------------  -----------  ------------  -----------
Strategic Opportunities -- A      $    38,769    $ 1,603,869    $        --  $        --  $     38,769  $ 1,603,869
Strategic Opportunities -- B               --         65,112             --           --            --       65,112
Investment Quality Bond -- A        9,257,285     10,698,032             --           --     9,257,285   10,698,032
Investment Quality Bond -- B        4,866,748      2,656,043             --           --     4,866,748    2,656,043
U.S. Core -- A                      9,952,003     14,079,247     95,657,851   21,828,438   105,609,854   35,907,685
U.S. Core -- B                        879,735      1,173,802     10,083,242    2,111,930    10,962,977    3,285,732
Blue Chip Growth -- A               1,251,057      2,803,758             --           --     1,251,057    2,803,758
Blue Chip Growth -- B                  53,861             --             --           --        53,861           --
Money Market -- A                  14,370,942      8,930,943             --                 14,370,942    8,930,943
Money Market -- B                  12,967,533      5,035,936             --           --    12,967,533    5,035,936
Global Trust -- A                   3,511,373      3,420,545             --           --     3,511,373    3,420,545
Global Trust -- B                     408,290        310,477             --           --       408,290      310,477
Global Bond -- A                           --      6,151,213      1,376,896    1,115,638     1,376,896    7,266,851
Global Bond -- B                           --      4,703,408      1,812,487      935,708     1,812,487    5,639,116
U.S. Government Securities -- A     7,793,871      3,664,474             --    3,875,160     7,793,871    7,539,634
U.S. Government Securities -- B     4,030,424      1,499,605             --    2,064,510     4,030,424    3,564,115
Income & Value -- A                 7,291,176      7,360,795             --           --     7,291,176    7,360,795
Income & Value -- B                 1,748,202      1,668,169             --           --     1,748,202    1,668,169
Large Cap Growth -- A                 832,184      1,882,286             --           --       832,184    1,882,286
Large Cap Growth -- B                 106,783        475,663             --           --       106,783      475,663
Equity-Income -- A                 10,239,372      9,474,792     42,130,440   26,187,707    52,369,812   35,662,499
Equity-Income -- B                  3,653,225      2,485,660     16,861,755    9,210,825    20,514,980   11,696,485
Strategic Bond -- A                 9,591,649      4,833,804             --           --     9,591,649    4,833,804
Strategic Bond -- B                 6,516,829      1,770,406             --           --     6,516,829    1,770,406
All Cap Core -- A                   1,107,275      1,346,086             --           --     1,107,275    1,346,086
All Cap Core -- B                      57,978         73,026             --           --        57,978       73,026
All Cap Growth -- A                        --             --             --           --            --           --
All Cap Growth -- B                        --             --             --           --            --           --
International Small Cap -- A        1,371,811      1,094,368             --           --     1,371,811    1,094,368
International Small Cap -- B          482,075        105,342             --           --       482,075      105,342
Pacific Rim -- A                      573,040        409,890             --           --       573,040      409,890
Pacific Rim -- B                      332,651        200,757             --           --       332,651      200,757
Science & Technology -- A                  --             --             --           --            --           --
Science & Technology -- B                  --             --             --           --            --           --
Emerging Small Company -- A                --             --      6,346,100           --     6,346,100           --
Emerging Small Company -- B                --             --      3,400,026           --     3,400,026           --

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENT - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

5. DETAILS OF DIVIDENDS--(CONTINUED)

The dividend income is comprised of distributions received from the underlying Portfolios as follows:

                                Dividend Income Distribution  Capital Gain Distribution            Total
                                ----------------------------  -------------------------  --------------------------
Sub-account                          2006           2005          2006          2005         2006          2005
-----------                     -------------  -------------  ------------  -----------  ------------  ------------
International Core -- A          $    518,044   $   663,963   $  3,940,525  $        --  $  4,458,569  $    663,963
International Core -- B               150,552            --      1,458,802           --     1,609,354            --
Value -- A                            661,048     1,116,742     24,499,393           --    25,160,441     1,116,742
Value -- B                             88,350       164,384      6,126,383           --     6,214,733       164,384
Real Estate Securities -- A         3,009,172     3,301,373     28,712,975   22,759,202    31,722,147    26,060,575
Real Estate Securities -- B         2,150,713     1,898,002     22,379,629   17,036,840    24,530,342    18,934,842
High Yield -- A                     8,001,088     7,987,982             --           --     8,001,088     7,987,982
High Yield -- B                     5,830,292     4,463,670             --           --     5,830,292     4,463,670
Lifestyle Aggressive -- A          15,076,427     3,242,754     39,925,857    2,507,125    55,002,284     5,749,879
Lifestyle Aggressive -- B          22,341,170     4,776,651     59,299,711    3,689,123    81,640,881     8,465,774
Lifestyle Growth -- A              48,435,194    19,540,888     55,287,500    4,307,676   103,722,694    23,848,564
Lifestyle Growth -- B             341,548,375    66,751,441    389,986,486   14,475,261   731,534,861    81,226,702
Lifestyle Balanced -- A            50,172,557    32,346,156     59,763,220   13,110,589   109,935,777    45,456,745
Lifestyle Balanced -- B           263,012,828    93,223,557    312,931,447   37,425,621   575,944,275   130,649,178
Lifestyle Moderate -- A            13,444,614    11,330,198     13,261,995    7,903,105    26,706,609    19,233,303
Lifestyle Moderate -- B            50,641,480    27,320,194     49,924,164   19,064,467   100,565,644    46,384,661
Lifestyle Conservative -- A         6,744,725     7,388,101      4,356,362    4,753,329    11,101,087    12,141,430
Lifestyle Conservative -- B        17,992,131    13,949,632     11,615,321    8,977,496    29,607,452    22,927,128
Small Company Value -- A              155,437       701,532     35,840,666    4,171,776    35,996,103     4,873,308
Small Company Value -- B                   --       119,470     28,080,440    2,965,815    28,080,440     3,085,285
International Value -- A            6,338,743     1,787,811     15,205,758    2,340,419    21,544,501     4,128,230
International Value -- B            3,445,551     1,062,471      9,021,092    2,021,075    12,466,643     3,083,546
Total Return -- A                  10,870,552     8,968,032             --    9,238,583    10,870,552    18,206,615
Total Return -- B                   7,716,064     5,306,182             --    6,437,718     7,716,064    11,743,900
U.S. Large Cap Value -- A           1,736,856     1,514,902             --           --     1,736,856     1,514,902
U.S. Large Cap Value -- B             432,956       141,599             --           --       432,956       141,599
Mid Cap Stock -- A                         --            --     13,402,497    5,985,964    13,402,497     5,985,964
Mid Cap Stock -- B                         --            --      6,709,959    3,960,950     6,709,959     3,960,950
Global Allocation -- A                659,168       594,045             --           --       659,168       594,045
Global Allocation -- B              1,058,209       520,035             --           --     1,058,209       520,035
Total Stock Market Index -- A         298,571       374,515        159,712           --       458,283       374,515
Total Stock Market Index -- B         262,683       273,846        167,716           --       430,399       273,846
500 Index -- A                      1,409,818     2,727,457             --           --     1,409,818     2,727,457
500 Index -- B                        823,264     1,646,881             --           --       823,264     1,646,881
Mid Cap Index -- A                    410,208       340,736      2,865,971    2,225,085     3,276,179     2,565,821
Mid Cap Index -- B                    254,420       178,458      2,472,166    1,785,574     2,726,586     1,964,032
Small Cap Index -- A                  220,429       245,510      1,191,090    1,659,561     1,411,519     1,905,071
Small Cap Index -- B                  157,206       158,706      1,286,246    1,634,333     1,443,452     1,793,039
Capital Appreciation -- A                  --            --      4,764,620           --     4,764,620            --
Capital Appreciation -- B                  --            --      4,760,482           --     4,760,482            --

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENT - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

5. DETAILS OF DIVIDENDS--(CONTINUED)

The dividend income is comprised of distributions received from the underlying Portfolios as follows:

                                Dividend Income Distribution  Capital Gain Distribution            Total
                                ----------------------------  -------------------------  ------------------------
Sub-account                          2006           2005          2006          2005         2006         2005
-----------                     -------------  -------------  ------------  -----------  -----------  -----------
Health Sciences -- A             $       --      $       --    $ 7,315,164  $ 5,559,948  $ 7,315,164  $ 5,559,948
Health Sciences -- B                     --              --      7,370,400    5,064,190    7,370,400    5,064,190
Financial Services -- A             134,656         141,076            738           --      135,394      141,076
Financial Services -- B              88,818          75,218            845           --       89,663       75,218
Quantitative Mid Cap -- A                --              --      4,494,059           --    4,494,059           --
Quantitative Mid Cap -- B                --              --      4,732,930           --    4,732,930           --
All Cap Value -- A                  595,135         344,500     13,264,952    2,418,750   13,860,087    2,763,250
All Cap Value -- B                  470,642          67,431     12,663,319    2,173,367   13,133,961    2,240,798
Strategic Value -- A                641,663         228,401      5,670,507    2,784,866    6,312,170    3,013,267
Strategic Value -- B                480,635          86,150      4,910,671    2,240,319    5,391,306    2,326,469
Utilities -- A                    1,081,136         198,517      5,654,947    2,532,366    6,736,083    2,730,883
Utilities -- B                    1,067,938         123,192      6,040,657    2,234,215    7,108,595    2,357,407
Mid Cap Value -- A                1,490,960       1,047,158     35,450,370    7,999,343   36,941,330    9,046,501
Mid Cap Value -- B                1,061,345         563,549     34,362,897    7,474,113   35,424,242    8,037,662
Fundamental Value -- A            1,360,683         802,787      5,662,420           --    7,023,103      802,787
Fundamental Value -- B            1,665,584         418,070      8,787,266           --   10,452,850      418,070
Emerging Growth -- B                     --              --      5,249,566           --    5,249,566           --
Natural Resources -- B              915,241              --     41,713,387    2,866,622   42,628,628    2,866,622
Mid Cap Core -- B                   467,849                      8,019,057    3,382,596    8,486,906    3,382,596
Quantitative All Cap -- B            24,385          19,570        272,571      225,782      296,956      245,352
Large Cap Value -- B                241,104              --      6,960,135           --    7,201,239           --
Small Cap Opportunities -- A        697,617              --      2,609,401           --    3,307,018           --
Small Cap Opportunities -- B        390,481              --      1,912,237      601,986    2,302,718      601,986
Special Value -- B                       --                        737,885       98,239      737,885       98,239
Real Return Bond -- B             2,743,138         180,134      2,238,927    6,070,591    4,982,065    6,250,725
American International -- B       5,169,576       2,044,299      6,895,675   27,453,777   12,065,251   29,498,076
American Growth -- B              1,976,899              --      7,383,034      978,171    9,359,933      978,171
American Blue-Chip Income &
Growth -- B                         730,446          72,186      2,934,622   17,645,403    3,665,068   17,717,589
American Growth-Income -- B       8,649,213       2,230,786      1,054,425      857,759    9,703,638    3,088,545
American Century - Small
Company -- B                             --              --      2,821,692      678,204    2,821,692      678,204
PIMCO VIT All Asset               2,299,327       1,794,713        101,633      161,663    2,400,960    1,956,376
Core Equity B                            --              --      2,935,969           --    2,935,969           --
Classic Value B                     247,958          53,453        599,195      693,397      847,153      746,850
Quantitative Value -- B              65,989              --        632,377       52,299      698,366       52,299

        JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENT - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

5. DETAILS OF DIVIDENDS--(CONTINUED)

The dividend income is comprised of distributions received from the underlying Portfolios as follows:

                                     Dividend Income            Capital
                                      Distribution          Gain Distribution             Total
                                -----------------------  -----------------------------------------------
Sub-account                         2006        2005        2006        2005         2006        2005
-----------                     -----------  ----------  ----------  ----------  -----------  ----------
U.S. Global Leaders Growth--
A                               $        --  $   60,762  $  337,444  $  643,197  $   337,444  $  703,959
U.S. Global Leaders Growth--
B                                        --          --     280,440     545,098      280,440     545,098
John Hancock Strategic
Income B                            503,324     522,646       4,681      33,617      508,005     556,263
John Hancock International
Equity Index-- A                    366,893     225,776     371,637   2,140,074      738,530   2,365,850
John Hancock International
Equity Index -- B                   243,892     195,476     313,445   2,226,611      557,337   2,422,087
Active Bond-- A                   3,603,946          --          --     344,741    3,603,946     344,741
Active Bond-- B                  12,669,950          --          --   1,101,416   12,669,950   1,101,416
CGTC Overseas Equity -- B            27,432          --     212,192      34,411      239,624      34,411
Independence Investment LLC
Small Cap-- B                            --          --     102,704          --      102,704          --
Marisco International
Opportunities-- B                    84,229          --   1,103,240          --    1,187,469          --
T Rowe Price Mid Value-- B            5,644          --     666,013      30,346      671,657      30,346
UBS Large Cap-- B                     2,527          --      23,542          --       26,069          --
U.S. High Yield-- B                  73,721          --          --          --       73,721          --
Wellington Small Cap Growth
-- B                                     --          --          --     139,650           --     139,650
Wellington Small Cap Value --
B                                        --          --   6,853,145     322,206    6,853,145     322,206
Wells Capital Core Bond-- B          24,868          --          --          --       24,868          --
Index Allocation-- B              1,082,762          --          --          --    1,082,762          --
Large Cap Value Porflio-- A              --          --          --          --           --          --
Scudder Capital Growth -- B         105,041     112,276          --          --      105,041     112,276
Scudder Global Discovery -- B       185,810      58,756          --          --      185,810      58,756
Scudder Growth & Income --
B                                   169,379     166,753          --          --      169,379     166,753
Scudder Health Sciences -- B             --          --      53,374          --       53,374          --
Scudder International -- B          479,250     358,499          --          --      479,250     358,499
Scudder Mid Cap Growth -- B              --          --          --          --           --          --
Scudder Blue Chip -- B              137,586     150,954   1,479,372          --    1,616,958     150,954
P                                   336,066     406,498          --          --      336,066     406,498
Scudder Global Blue Chip -- B        23,840          --     900,164          --      924,004          --
Scudder Government
Securities -- B                   1,244,862   1,402,624          --     302,411    1,244,862   1,705,035
Scudder High Income -- B          2,909,448   3,801,783          --          --    2,909,448   3,801,783
Scudder International Select
Equity -- B                         568,341     700,859                      --      568,341     700,859

        JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENT - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

5. DETAILS OF DIVIDENDS--(CONTINUED)

The dividend income is comprised of distributions received from the underlying Portfolios as follows:

                                        Dividend               Capital
                                  Income Distribution      Gain Distribution             Total
                                ----------------------  ----------------------------------------------
Sub-account                        2006        2005        2006        2005        2006        2005
-----------                     ----------  ----------  ----------  ----------  ----------  ----------
Scudder Fixed Income -- B       $2,068,642  $2,010,222  $   10,362  $  598,872  $2,079,004  $2,609,094
Scudder Money Market -- B        1,435,330     781,372          --          --   1,435,330     781,372
Scudder Technology Growth --
B                                       --      13,194          --          --          --      13,194
Scudder Total Return -- B          457,339     470,335          --          --     457,339     470,335
Scudder Davis Venture Value
-- B                               130,693     169,944          --          --     130,693     169,944
Scudder Dreman Financial
Services -- B                      332,493     168,860   2,091,036          --   2,423,529     168,860
Scudder Dreman High Return
Equity -- B                      1,434,458   1,321,871   5,171,050          --   6,605,508   1,321,871
Scudder Dreman Small Cap
Value -- B                         231,668     191,132   4,696,579   4,603,723   4,928,247   4,794,855
Scudder Salomon Aggressive
Growth -- B                             --          --   1,957,645          --   1,957,645          --
Scudder Janus Growth &
Income -- B                         56,870          --          --          --      56,870          --
Scudder MFS Strategic Value
-- B                               153,895     171,117   1,173,122   2,366,179   1,327,017   2,537,296
Scudder Turner Mid Cap
Growth -- B                             --          --   1,568,853          --   1,568,853          --
Scudder Real Estate -- B                --     409,149     346,948   1,209,340     346,948   1,618,489
Scudder Strategic Income -- B      636,494   1,032,305     131,631      32,270     768,125   1,064,575
Scudder Income Allocation-- B      320,861          --      62,496       2,398     383,357       2,398
Scudder Moderate Allocation--
B                                1,055,422          --     844,337      61,541   1,899,759      61,541
Scudder Conservative
Allocation-- B                     347,387          --     154,367      29,105     501,754      29,105
Scudder Growth Allocation-- B    1,159,352          --   1,183,759     100,740   2,343,111     100,740
Scudder Templeton Foreign
Value                               54,835       7,572     556,378       5,287     611,213      12,859
Scudder Mercury Large Cap
Core                                    --         800     245,599       3,951     245,599       4,751
Scudder Bond -- B                   13,511          --         478          --      13,989          --
Scudder Equity Index 500-- B       314,817          --          --          --     314,817          --
Alger American Balanced -- B       354,723     455,483   1,515,879          --   1,870,602     455,483
Credit Suisse Emerging
Markets -- B                        91,516      89,331     224,771          --     316,287      89,331
Dreyfus IP Midcap Stock -- B        72,769          --   6,559,625     155,055   6,632,394     155,055
Invesco Utilities -- B             214,855     143,355     132,651          --     347,506     143,355
Basic Value Focus -- A             391,245     368,619   2,904,401   2,264,367   3,295,646   2,632,986
Small Cap Value Focus -- A          17,763     136,240   2,592,041   2,155,980   2,609,804   2,292,220
ML Global Allocation -- B           43,030      38,954      66,543          --     109,573      38,954

             JOHN HANCOCK LIFE INSURANCE (U.S.A.) SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES

A summary of unit values and units outstanding for variable annuity contracts and the expense and income ratios, excluding expenses of the underlying Portfolios, were as follows:

                                                                     FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                          AT DECEMBER 31,            --------------------------------------------
                              -------------------------------------  EXPENSE RATIO  INVESTMENT     TOTAL RETURN
                               UNITS   UNIT FAIR VALUE     ASSETS      HIGHEST TO     INCOME        HIGHEST TO
      SUBACCOUNT              (000S)  HIGHEST TO LOWEST    (000S)       LOWEST*       RATIO**       LOWEST***
      -----------             ------  -----------------  ----------  -------------  ----------  -----------------
Strategic
Opportunities A         2006  12,559   $50.15 to $9.60   $  307,765  1.90% to 0.45%    0.01%     11.65% to 10.05%
                        2005  15,721    45.29 to 8.72       346,976   1.90 to 0.45     0.45        9.23 to 7.67
                        2004  19,867    41.81 to 8.09       403,598   1.90 to 0.45     0.09       11.81 to 10.20
                        2003  23,975    37.71 to 7.33       441,203   1.90 to 0.45     0.00       25.28 to 23.47
                        2002  28,764    30.36 to 5.93       428,284   1.90 to 0.45     0.00     (39.04) to (39.92)

Strategic
Opportunities B         2006   1,733    18.88 to 12.89       23,023   2.05 to .45      0.00       11.41 to 9.65
                        2005   2,006    17.20 to 11.71       24,166   2.05 to .45      0.27        9.06 to 7.33
                        2004   2,330    16.01 to 10.87       26,006   2.05 to .45      0.02       11.88 to 10.10
                        2003   2,145    14.53 to 9.83        21,670   2.05 to .45      0.00       25.05 to 16.12
                        2002   1,104     8.26 to 7.96         9,024   1.90 to .45      0.00     (33.89) to (36.35)

Investment Quality
Bond A                  2006   6,261    30.98 to 13.03      136,834   1.90 to .45      6.21        4.34 to 1.62
                        2005   7,772    30.30 to 14.70      167,181   1.90 to .45      5.80        1.80 to 0.34
                        2004   9,594    30.02 to 14.65      204,558   1.90 to .45      6.19        4.34 to 2.83
                        2003  12,231    29.01 to 14.24      253,171   1.90 to .45      5.33        6.84 to 5.30
                        2002  16,074    27.39 to 13.53      313,901   1.90 to .45      5.23        9.44 to 7.87

Investment Quality
Bond B                  2006   7,917    15.62 to 13.00      115,907   2.05 to .45      5.20        4.16 to 1.27
                        2005   5,017    15.18 to 13.03       73,033   2.05 to .45      4.65        1.57 to (0.04)
                        2004   3,804    14.94 to 13.04       55,108   2.05 to .45      4.96        4.18 to 2.52
                        2003   3,867    14.34 to 12.71       54,454   2.05 to .45      6.83        6.76 to 1.74
                        2002   1,957    13.43 to 13.31       26,124   1.90 to .45      0.24        7.48 to 6.49

U.S. Core A             2006  29,246     32.90 to 10.61     728,071   1.90 to .45      1.27        8.69 to 7.13
                        2005  37,957     30.56 to 9.89      881,125   1.90 to .45      1.44        1.57 to 0.12
                        2004  48,093     30.37 to 9.86    1,114,410   1.90 to .45      0.88        6.29 to 4.76
                        2003  57,446     28.85 to 9.40    1,271,217   1.90 to .45      1.01       26.02 to 24.21
                        2002  66,593     23.11 to 7.56    1,189,609   1.90 to .45      0.65     (24.67) to (25.76)

U.S. Core B             2006   5,504   $16.61 to $13.33      78,113   2.05% to .45%    1.06%      8.50% to 6.79%
                        2005   6,878     15.54 to 12.43      90,983   2.05 to .45      1.22        1.38 to (0.22)
                        2004   7,865     15.56 to 12.41     103,787   2.05 to .45      0.65        6.07 to 4.38
                        2003   6,967     14.89 to 11.84      87,719   2.05 to .45      1.31       25.84 to 19.05
                        2002   3,162     10.38 to 9.53       32,066   1.90 to .45      0.02     (16.99) to (23.80)

             JOHN HANCOCK LIFE INSURANCE (U.S.A.) SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES--(CONTINUED)


                                                                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                      AT DECEMBER 31,            ---------------------------------------------
                            -----------------------------------  EXPENSE RATIO  INVESTMENT    TOTAL RETURN
                             UNITS   UNIT FAIR VALUE    ASSETS     HIGHEST TO     INCOME        HIGHEST TO
     SUBACCOUNT             (000s)  HIGHEST TO LOWEST   (000s)      LOWEST*       RATIO**       LOWEST***
     ----------             ------  -----------------  --------  -------------  ----------  ------------------
Blue Chip Growth A    2006  26,907   $24.22 to $10.96  $554,434  1.90% to .45%     0.21%     9.09% to 5.59%
                      2005  33,551    22.46 to 10.18    642,723   1.90 to .45       0.42       5.12 to 3.62
                      2004  41,137     21.63 to 9.81    759,232   1.90 to .45       0.12       8.54 to 6.98
                      2003  48,831     20.17 to 9.15    840,948   1.90 to .45       0.04      28.59 to 26.74
                      2002  55,143     15.87 to 7.21    748,538   1.90 to .45       0.00    (24.60) to (25.69)

Blue Chip Growth B    2006  10,160    17.40 to 13.18    154,585   2.05 to .45       0.03       8.82 to 5.44
                      2005  11,287    16.23 to 13.41    159,767   2.05 to .45       0.00       4.89 to 3.23
                      2004  10,152    15.71 to 12.94    138,678   2.05 to .45       0.06       8.34 to 6.62
                      2003   7,296    14.72 to 12.09     93,168   2.05 to .45       0.19      28.44 to 17.65
                      2002   3,413     10.29 to 9.53     34,460   1.90 to .45       0.00    (17.67) to (23.78)

Money Market A        2006  19,705    19.67 to 12.53    311,440   1.90 to .45       4.36       3.97 to 2.18
                      2005  19,375    19.08 to 12.22    298,159   1.90 to .45       2.59       2.20 to 0.74
                      2004  22,525    18.82 to 12.13    343,103   1.90 to .45       0.77      0.35 to (1.09)
                      2003  31,177    18.92 to 12.27    474,913   1.90 to .45       0.60      0.13 to (1.31)
                      2002  56,776    19.05 to 12.43    862,061   1.90 to .45       1.17      0.72 to (0.73)

Money Market B        2006  24,354    13.28 to 12.42    305,880   2.05 to .45       4.20       3.77 to 2.04
                      2005  17,145    12.80 to 12.14    209,983   2.05 to .45       2.46       2.00 to 0.38
                      2004  13,718    12.55 to 12.08    166,752   2.05 to .45       0.53      0.15 to (1.44)
                      2003  13,360    12.53 to 12.24    164,149   2.05 to .45       0.54     (0.07) to (1.51)
                      2002  15,049    12.54 to 12.42    187,189   1.90 to .45       0.63      0.31 to (0.64)

Global Trust A        2006   8,922    33.14 to 15.13    260,712   1.90 to .45       1.35      19.78 to 18.06
                      2005  10,732    27.93 to 12.80    264,521   1.90 to .45       1.27      10.22 to 8.64
                      2004  12,558    25.58 to 11.77    284,712   1.90 to .45       1.76      14.24 to 12.59
                      2003  14,733    22.61 to 10.45    297,329   1.90 to .45       0.94      26.89 to 25.06
                      2002  18,038     17.99 to 8.34    289,284   1.90 to .45       1.40    (19.47) to (20.63)

Global Trust B        2006   1,911    21.61 to 18.43     35,849   2.05 to .45       1.20      19.56 to 17.66
                      2005   2,039    18.35 to 15.60     32,214   2.05 to .45       1.07       10.00 to 8.26
                      2004   1,761    16.93 to 14.35     25,596   2.05 to .45       1.27      14.02 to 12.21
                      2003   1,441    15.07 to 12.74     18,591   2.05 to .45       1.29      26.66 to 20.52
                      2002     801    10.40 to 10.18      8,255   1.90 to .45       0.02    (16.79) to (18.58)

Global Bond A         2006   4,255    27.35 to 12.69     97,361   1.90 to .45       0.00       4.80 to 1.56
                      2005   5,053    26.35 to 16.54    112,958   1.90 to .45       4.81     (6.96) to (8.30)
                      2004   5,762    28.59 to 18.02    140,271   1.90 to .45       3.93       9.75 to 8.16
                      2003   6,594    26.30 to 16.64    148,104   1.90 to .45       3.57      14.88 to 13.22
                      2002   7,139    23.11 to 14.61    141,844   1.90 to .45       0.00      19.58 to 17.86

             JOHN HANCOCK LIFE INSURANCE (U.S.A.) SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES--(CONTINUED)

                                                                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                      AT DECEMBER 31,            ---------------------------------------------
                            -----------------------------------  EXPENSE RATIO  INVESTMENT    TOTAL RETURN
                             UNITS   UNIT FAIR VALUE    ASSETS     HIGHEST TO     INCOME        HIGHEST TO
     SUBACCOUNT             (000s)  HIGHEST TO LOWEST   (000s)      LOWEST*       RATIO**       LOWEST***
     ----------             ------  -----------------  --------  -------------  ----------  ------------------
Global Bond B         2006  11,018   $17.60 to $12.67  $182,700  2.05% to .45%     0.00%     4.60% to 1.36%
                      2005   8,123    16.83 to 13.23    132,346   2.05 to .45       4.05    (7.07) to (8.54)
                      2004   5,635    18.33 to 14.46    100,044   2.05 to .45       2.53       9.57 to 7.83
                      2003   3,612    16.93 to 13.41     59,182   2.05 to .45       4.47      14.65 to 7.29
                      2002   1,415    14.95 to 14.28     20,449   1.90 to .45       0.00     19.58 to 14.22

U.S. Government
Securities   A        2006   7,000    23.58 to 12.99    136,847   1.90 to .45       5.14       4.09 to 2.43
                      2005   9,009    22.91 to 13.49    170,764   1.90 to .45       1.87      1.12 to (0.33)
                      2004  11,789    22.87 to 13.54    222,725   1.90 to .45       2.04       2.42 to 0.94
                      2003  15,859    22.54 to 13.41    293,851   1.90 to .45       3.66      1.28 to (0.18)
                      2002  23,771    22.47 to 13.43    439,203   1.90 to .45       3.32       7.51 to 5.96

U.S. Government
Securities   B        2006   5,486    14.31 to 12.64     74,548   2.05 to .45       5.01       4.01 to 2.08
                      2005   6,759    14.23 to 12.39     89,588   2.05 to .45       1.44      1.00 to (0.60)
                      2004   9,114    13.66 to 12.46    120,990   2.05 to .45       1.51       2.23 to 0.61
                      2003   9,713    13.36 to 12.39    127,552   2.05 to .45       4.81      1.14 to (0.91)
                      2002   7,344    13.23 to 13.09     96,468   1.90 to .45       0.06       5.83 to 4.69

Income & Value A      2006  13,422    27.95 to 13.00    330,323   1.90 to .45       2.06       8.18 to 4.00
                      2005  16,723    26.08 to 13.47    384,468   1.90 to .45       1.74       4.75 to 3.25
                      2004  21,495    25.14 to 13.03    474,087   1.90 to .45       1.28       7.16 to 5.61
                      2003  20,994    23.68 to 12.33    443,553   1.90 to .45       1.98      25.92 to 24.11
                      2002  22,737     18.99 to 9.92    386,995   1.90 to .45       2.09    (16.31) to (17.51)

Income & Value B      2006   5,880    16.64 to 12.98     91,332   2.05 to .45       1.85       7.93 to 3.86
                      2005   6,788    15.65 to 14.18     98,864   2.05 to .45       1.58       4.51 to 2.86
                      2004   8,251    15.20 to 13.73    116,251   2.05 to .45       0.90       6.93 to 5.23
                      2003   5,631    14.43 to 13.00     75,171   2.05 to .45       2.22      25.72 to 15.33
                      2002   2,049    10.92 to 10.46     22,043   1.90 to .45       0.08    (12.63) to (16.31)

Large Cap Growth A    2006       -     19.35 to 8.62          -   1.90 to .45       0.38a      2.23 to 1.75a
                      2005  14,933     18.99 to 8.47    227,889   1.90 to .45       0.76     (0.20) to (1.64)
                      2004  18,242     19.21 to 8.59    281,594   1.90 to .45       0.28        5.70 to 4.17
                      2003  21,384     18.34 to 8.24    317,222   1.90 to .45       0.27       24.76 to 22.97
                      2002  24,588     14.84 to 6.69    295,254   1.90 to .45       0.33     (23.18) to (24.29)

Large Cap Growth B    2006       -    15.19 to 12.30          -   2.05 to .45       0.14a       2.17 to 1.63a
                      2005   6,179    14.94 to 12.08     77,940   2.05 to .45       0.58      (0.47) to (2.05)
                      2004   6,728    15.24 to 12.29     86,235   2.05 to .45       0.16        5.52 to 3.84
                      2003   6,185    14.66 to 11.78     76,079   2.05 to .45       0.45       24.68 to 17.21
                      2002   3,040     10.17 to 9.56     30,394   1.90 to .45       0.00     (18.60) to (23.48)

             JOHN HANCOCK LIFE INSURANCE (U.S.A.) SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES--(CONTINUED)

                                                                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                      AT DECEMBER 31,            ---------------------------------------------
                            -----------------------------------  EXPENSE RATIO  INVESTMENT    TOTAL RETURN
                             UNITS   UNIT FAIR VALUE    ASSETS     HIGHEST TO     INCOME        HIGHEST TO
     SUBACCOUNT             (000s)  HIGHEST TO LOWEST   (000s)      LOWEST*       RATIO**       LOWEST***
     ----------             ------  -----------------  --------  -------------  ----------  ------------------
Equity-Income A       2006  22,179   $36.09 to $13.77  $662,231  1.90% to .45%     1.55%     18.49% to 10.17%
                      2005  26,812    30.74 to 14.61    685,525   1.90 to .45       1.30       3.46 to 1.97
                      2004  30,961    30.00 to 14.33    775,420   1.90 to .45       1.29      14.29 to 12.64
                      2003  34,642    26.50 to 12.72    772,001   1.90 to .45       1.52      25.01 to 23.21
                      2002  38,910    21.40 to 10.33    702,058   1.90 to .45       1.38    (13.67) to (14.92)

Equity-Income B       2006  16,212    19.96 to 13.75    282,032   2.05 to .45       1.36      18.23 to 10.03
                      2005  18,135    17.14 to 14.64    270,442   2.05 to .45       0.93       3.26 to 1.62
                      2004  17,406    16.85 to 14.38    254,336   2.05 to .45       0.89      14.09 to 12.28
                      2003  13,005    14.99 to 12.79    168,285   2.05 to .45       1.96      24.84 to 19.83
                      2002   6,022    10.70 to 10.40     63,023   1.90 to .45       0.02    (14.38) to (16.83)

Strategic Bond A      2006   6,540    21.83 to 13.31    135,033   1.90 to .45       6.82       6.60 to 5.05
                      2005   7,848    20.68 to 15.81    153,903   1.90 to .45       2.90       2.44 to 0.77
                      2004   9,150    20.42 to 15.69    177,185   1.90 to .45       3.79       6.18 to 4.65
                      2003  11,042    19.41 to 14.99    203,675   1.90 to .45       4.79      12.61 to 10.99
                      2002  11,909    17.41 to 13.51    198,413   1.90 to .45       7.04       8.47 to 6.91

Strategic Bond B      2006   6,041    16.96 to 13.29     97,092   2.05 to .45       6.78       6.42 to 4.70
                      2005   6,546    16.53 to 13.54    100,163   2.05 to .45       2.00       1.98 to 0.37
                      2004   4,919    15.63 to 13.49     74,721   2.05 to .45       2.33       5.91 to 4.23
                      2003   2,753    14.76 to 12.94     40,005   2.05 to .45       5.53       12.42 to 3.53
                      2002   1,004    13.22 to 13.01     13,131   1.90 to .45       0.23       5.74 to 4.06

All Cap Core A        2006   7,796     20.83 to 9.21    143,933   1.90 to .45       0.72      14.23 to 12.59
                      2005  10,039     18.41 to 8.17    163,206   1.90 to .45       0.79       8.59 to 7.03
                      2004  12,446     17.11 to 7.62    188,029   1.90 to .45       0.46      15.81 to 14.13
                      2003  15,007     14.92 to 6.67    197,675   1.90 to .45       0.00      30.95 to 29.07
                      2002  18,263     11.50 to 5.16    186,891   1.90 to .45       0.00    (25.57) to (26.64)

All Cap Core B        2006     546    20.80 to 16.71     10,072   2.05 to .45       0.58      14.03 to 12.23
                      2005     621    18.52 to 14.83     10,075   2.05 to .45       0.67       8.40 to 6.69
                      2004     804    17.34 to 13.84     12,196   2.05 to .45       0.30      15.53 to 13.70
                      2003     737    15.23 to 12.13      9,713   2.05 to .45       0.00      30.67 to 21.79
                      2002     414     10.60 to 9.39      4,202   1.90 to .45       0.00    (15.17) to (24.86)

            JOHN HANCOCK LIFE INSURANCE (U.S.A.) SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES--(CONTINUED)

                                                                    FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                        AT DECEMBER 31,            ---------------------------------------------
                              -----------------------------------  EXPENSE RATIO  INVESTMENT     TOTAL RETURN
                               UNITS   UNIT FAIR VALUE    ASSETS     HIGHEST TO     INCOME         HIGHEST TO
      SUBACCOUNT              (000S)  HIGHEST TO LOWEST   (000S)      LOWEST*       RATIO**        LOWEST***
      ----------              ------  -----------------  --------  -------------  ----------  ------------------
All Cap Growth A        2006  11,560   $20.21 to $8.59   $205,159  1.90% to .45%     0.00%      6.10% to 4.57%
                        2005  14,210    19.23 to 8.20     240,460   1.90 to .45      0.00        8.50 to 6.95
                        2004  18,298    17.89 to 7.65     288,179   1.90 to .45      0.00        6.04 to 4.51
                        2003  22,058    17.03 to 7.31     331,738   1.90 to .45      0.00       28.66 to 26.81
                        2002  26,213    13.36 to 5.76     310,480   1.90 to .45      0.00     (24.75) to (25.83)

All Cap Growth B        2006   1,743    17.37 to 14.04     25,736   2.05 to .45      0.00       5.84 to 4.17
                        2005   2,059    16.66 to 13.42     29,032   2.05 to .45      0.00       8.28 to 6.57
                        2004   2,590    15.62 to 12.54     34,155   2.05 to .45      0.00       5.85 to 4.17
                        2003   2,359    14.98 to 11.99     29,734   2.05 to .45      0.00      28.42 to 19.75
                        2002   1,154    10.10 to 9.45      11,482   1.90 to .45      0.00     (19.21) to (24.39)

International Small
Cap A                   2006   5,090    26.22 to 13.60    125,839   1.90 to .45      1.15       27.15 to 8.82
                        2005   5,693    20.82 to 10.89    112,015   1.90 to .45      0.93       9.61 to 8.04
                        2004   6,714    19.17 to 10.06    122,001   1.90 to .45      0.12       20.52 to 18.78
                        2003   7,269    16.06 to 8.46     111,031   1.90 to .45      0.00       54.25 to 52.03
                        2002   7,906    10.51 to 5.56      79,096   1.90 to .45      0.00     (17.10) to (18.29)

International Small
Cap B                   2006   2,156    28.74 to 13.59     52,297   2.05 to .45      1.01       26.98 to 8.76
                        2005   2,140    22.97 to 19.13     41,886   2.05 to .45      0.25       9.38 to 7.65
                        2004   2,122    21.32 to 17.75     38,396   2.05 to .45      0.08       20.32 to 18.41
                        2003   1,415    17.99 to 14.96     21,492   2.05 to .45      0.00       54.04 to 43.80
                        2002     476     10.21 to 9.86      4,749   1.90 to .45      0.00     (18.35) to (21.15)

Pacific Rim A           2006   3,952    21.82 to 12.26     55,902   1.90 to .45      0.94       10.55 to (1.94)
                        2005   4,878    19.99 to 12.17     63,116   1.90 to .45      0.86       25.19 to 23.39
                        2004   4,342    16.17 to 9.83      45,136   1.90 to .45      0.45       16.37 to 14.70
                        2003   4,610    14.07 to 8.54      41,382   1.90 to .45      0.15       40.09 to 38.07
                        2002   4,698    10.17 to 6.16      30,140   1.90 to .45      0.12     (12.93) to (14.18)

Pacific Rim B           2006   1,839    27.99 to 12.26     39,724   2.05 to .45      0.74       10.42 to (1.95)
                        2005   2,335    25.73 to 19.24     46,964   2.05 to .45      0.68       24.86 to 22.89
                        2004   1,619    20.92 to 15.64     26,155   2.05 to .45      0.34       16.27 to 14.42
                        2003   1,301    18.26 to 13.65     18,416   2.05 to .45      0.21       46.31 to 37.88
                        2002     416     10.69 to 9.90      4,206   1.90 to .45      0.00     (14.50) to (20.83)

Science & Technology
A                       2006  19,135    12.90 to 4.53     208,202   1.90 to .45      0.00        5.05 to 1.31
                        2005  24,225    12.40 to 4.37     253,761   1.90 to .45      0.00        1.62 to 0.17
                        2004  29,948    12.31 to 4.36     313,598   1.90 to .45      0.00       0.42 to (1.03)
                        2003  35,765    12.38 to 4.40     375,706   1.90 to .45      0.00       49.72 to 47.57
                        2002  35,078    8.35 to 2.98      252,457   1.90 to .45      0.00     (41.03) to (41.88)

             JOHN HANCOCK LIFE INSURANCE (U.S.A.) SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES--(CONTINUED)

                                                                    FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                         AT DECEMBER 31,           ---------------------------------------------
                              -----------------------------------  EXPENSE RATIO  INVESTMENT     TOTAL RETURN
                               UNITS   UNIT FAIR VALUE    ASSETS     HIGHEST TO     INCOME         HIGHEST TO
      SUBACCOUNT              (000S)  HIGHEST TO LOWEST   (000S)      LOWEST*       RATIO**        LOWEST***
      ----------              ------  -----------------  --------  -------------  ----------  ------------------
Science & Technology
B                       2006   4,062   $16.51 to $11.23  $ 54,950  2.05% to .45%     0.00%      4.90% to 1.16%
                        2005   4,293    15.97 to 10.83     55,872   2.05 to .45      0.00       1.37 to (0.24)
                        2004   4,890    15.99 to 10.81     63,236   2.05 to .45      0.00       0.33 to (1.26)
                        2003   4,629    16.18 to 10.91     60,374   2.05 to .45      0.00       49.79 to 29.36
                        2002   1,196     9.37 to 7.37      10,722   1.90 to .45      0.00     (25.07) to (41.05)

Emerging Small
Company A               2006   5,675    19.70 to 9.08      98,496   1.90 to .45      0.00       1.95 to 0.48
                        2005   7,372    19.51 to 9.03     125,171   1.90 to .45      0.00       4.57 to 3.07
                        2004   9,204    18.84 to 8.74     151,794   1.90 to .45      0.00       11.02 to 9.42
                        2003  11,131    17.13 to 7.98     166,790   1.90 to .45      0.00       39.10 to 37.10
                        2002  11,412    12.43 to 5.81     125,631   1.90 to .45      0.00     (29.52) to (30.54)

Emerging Small
Company B               2006   3,257    18.18 to 14.11     47,965   2.05 to .45      0.00       1.72 to 0.11
                        2005   4,485    18.14 to 14.04     65,843   2.05 to .45      0.00       4.39 to 2.73
                        2004   4,677    17.64 to 13.61     66,353   2.05 to .45      0.00       10.81 to 9.05
                        2003   4,424    16.16 to 12.43     57,408   2.05 to .45      0.00       38.85 to 29.21
                        2002   1,467     9.62 to 9.06      13,890   1.90 to .45      0.00     (23.07) to (27.53)

International Core A    2006   5,288    18.57 to 13.34     93,287   1.90 to .45      0.58       24.21 to 6.71
                        2005   5,936    15.09 to 11.01     85,234   1.90 to .45      0.80       15.42 to 13.77
                        2004   7,051    13.20 to 9.66      88,832   1.90 to .45      0.83       15.07 to 13.41
                        2003   8,136    11.58 to 8.51      90,089   1.90 to .45      0.51       29.69 to 27.82
                        2002   9,200     9.01 to 6.65      79,353   1.90 to .45      0.46     (22.04) to (23.16)

International Core B    2006   2,166    25.57 to 13.33     42,672   2.05 to .45      0.41       24.06 to 6.68
                        2005   1,940    20.92 to 15.87     31,414   2.05 to .45      0.00       15.19 to 13.36
                        2004   2,041    18.44 to 13.98     29,022   2.05 to .45      0.62       14.83 to 13.01
                        2003   1,933    16.30 to 12.35     24,222   2.05 to .45      0.73       30.55 to 27.81
                        2002   1,172     9.96 to 9.66      11,416   1.90 to .45      0.02     (20.30) to (22.70)

Value A                 2006   7,252    27.46 to 13.65    180,671   1.90 to .45      0.38       20.50 to 9.20
                        2005   8,521    23.01 to 15.37    177,720   1.90 to .45      0.62       12.05 to 10.45
                        2004  11,368    20.73 to 13.92    215,147   1.90 to .45      0.55       14.66 to 13.00
                        2003  11,856    18.25 to 12.32    197,921   1.90 to .45      1.27       38.14 to 36.15
                        2002  15,183     13.34 to 9.05    185,856   1.90 to .45      0.85     (23.15) to (24.26)

Value B                 2006   2,811    24.08 to 13.63     54,277   2.05 to .45      0.20       20.26 to 9.04
                        2005   2,596    20.33 to 16.05     42,338   2.05 to .45      0.42       11.85 to 10.08
                        2004   3,080    18.45 to 14.56     45,452   2.05 to .45      0.35       14.52 to 12.70
                        2003   2,082    16.35 to 12.90     27,117   2.05 to .45      1.63       37.98 to 30.73
                        2002   1,171     9.62 to 9.48      11,154   1.90 to .45      0.03     (23.05) to (24.12)

             JOHN HANCOCK LIFE INSURANCE (U.S.A.) SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES--(CONTINUED)

                                                                    FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                        AT DECEMBER 31,            ---------------------------------------------
                              -----------------------------------  EXPENSE RATIO  INVESTMENT     TOTAL RETURN
                               UNITS   UNIT FAIR VALUE    ASSETS     HIGHEST TO     INCOME         HIGHEST TO
      SUBACCOUNT              (000S)  HIGHEST TO LOWEST   (000S)      LOWEST*       RATIO**        LOWEST***
      ----------              ------  -----------------  --------  -------------  ----------  ------------------
Real Estate Securities
A                       2006   5,075   $38.25 to $15.69  $185,688  1.90% to .45%     1.79%     37.49% to 25.49%
                        2005   5,752    28.08 to 24.21    154,631   1.90 to .45      2.04       11.35 to 9.75
                        2004   7,124    25.46 to 22.06    173,731   1.90 to .45      2.35       31.44 to 29.55
                        2003   7,483    19.56 to 17.03    140,550   1.90 to .45      2.60       38.52 to 36.53
                        2002   7,928    14.25 to 12.43    108,729   1.90 to .45      2.79       2.12 to 0.65

Real Estate Securities
B                       2006   4,890    33.50 to 15.66    153,620   2.05 to .45      1.58       37.20 to 25.32
                        2005   5,075    24.71 to 22.15    119,047   2.05 to .45      1.56       11.15 to 9.40
                        2004   5,770    22.50 to 20.24    123,183   2.05 to .45      1.73       31.18 to 29.09
                        2003   4,457    17.36 to 15.68     73,356   2.05 to .45      3.36       38.31 to 25.46
                        2002   2,352    12.70 to 11.81     28,214   1.90 to .45      0.07       1.62 to (5.55)

High Yield A            2006   7,027    17.23 to 13.27    116,074   1.90 to .45      6.60       9.87 to 6.18
                        2005   8,853    15.83 to 13.31    134,654   1.90 to .45      5.33       3.23 to 1.75
                        2004  12,535    15.48 to 13.07    186,476   1.90 to .45      5.11       10.56 to 8.97
                        2003  16,032    14.14 to 11.97    217,897   1.90 to .45      5.25       23.89 to 22.11
                        2002  12,189    11.52 to 9.79     135,504   1.90 to .45      9.05      (7.29) to (8.63)

High Yield B            2006   5,215    18.21 to 13.26     88,817   2.05 to .45      6.47       9.74 to 6.05
                        2005   6,168    16.59 to 15.11     96,925   2.05 to .45      4.29       3.09 to 1.46
                        2004   7,789    16.09 to 14.90    120,087   2.05 to .45      3.83       10.35 to 8.59
                        2003   6,901    14.58 to 13.72     97,677   2.05 to .45      5.55       23.64 to 9.74
                        2002   1,635    11.80 to 11.37     18,965   1.90 to .45      2.32      (5.63) to (9.03)

Lifestyle Aggressive
A                       2006  12,038    18.82 to 13.07    214,082   1.90 to .45      7.68       14.94 to 4.58
                        2005  11,604    16.53 to 12.90    181,451   1.90 to .45      1.89       10.14 to 8.56
                        2004  11,723    15.15 to 11.86    168,004   1.90 to .45      0.71       15.54 to 13.87
                        2003  10,288    13.24 to 10.40    128,411   1.90 to .45      0.40       34.31 to 32.38
                        2002   8,668    9.95 to 7.85       81,127   1.90 to .45      0.81     (21.06) to (22.20)

Lifestyle Aggressive
B                       2006  16,596    22.21 to 12.99    309,161   2.05 to .45      7.66       14.67 to 3.93
                        2005  16,739    19.66 to 16.33    277,178   2.05 to .45      1.85       9.98 to 8.24
                        2004  16,230    18.15 to 15.06    247,351   2.05 to .45      0.55       15.54 to 13.70
                        2003  10,009    15.94 to 13.23    133,575   2.05 to .45      0.35       34.31 to 27.47
                        2002   2,581    10.09 to 9.99      25,831   1.90 to .45      0.03     (19.32) to (20.06)

Lifestyle Growth A      2006  46,044    20.82 to 13.15    879,620   1.90 to .45      5.87       12.99 to 5.17
                        2005  45,702    18.61 to 13.68    779,580   1.90 to .45      2.72       8.18 to 6.62
                        2004  43,023    17.36 to 12.81    683,979   1.90 to .45      1.33       14.07 to 12.43
                        2003  40,469    15.37 to 11.37    570,550   1.90 to .45      1.18       28.97 to 27.11
                        2002  37,144    12.03 to 8.93     410,561   1.90 to .45      2.19     (16.22) to (17.43)

            JOHN HANCOCK LIFE INSURANCE (U.S.A.) SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES--(CONTINUED)

                                                                     FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                          AT DECEMBER 31,           ---------------------------------------------
                            --------------------------------------  EXPENSE RATIO  INVESTMENT     TOTAL RETURN
                              UNITS   UNIT FAIR VALUE     ASSETS      HIGHEST TO     INCOME         HIGHEST TO
      SUBACCOUNT             (000S)  HIGHEST TO LOWEST    (000S)       LOWEST*       RATIO**        LOWEST***
      ----------            -------  -----------------  ----------  -------------  ----------  ------------------
Lifestyle Growth B    2006  501,635   $20.18 to $13.07  $8,845,509  2.05% to .45%     5.15%     12.77% to 4.55%
                      2005  277,283    19.16 to 16.14    4,520,493  2.05  to .45      2.26        8.02 to 6.31
                      2004  127,774    17.07 to 15.12    1,952,965  2.05  to .45      0.70       14.08 to 12.27
                      2003   44,471    15.19 to 13.42      603,953  2.05  to .45      1.14       28.86 to 21.41
                      2002   10,924    10.75 to 10.54      116,383  1.90  to .45      0.06     (13.99) to (15.70)

Lifestyle Balanced A  2006   49,450    21.97 to 13.28      985,780  1.90  to .45      5.35       12.23 to 6.23%
                      2005   49,933    19.76 to 14.48      894,432  1.90  to .45      3.84        6.40 to 4.88
                      2004   46,654    18.75 to 13.80      789,746  1.90  to .45      2.09       12.98 to 11.35
                      2003   43,678    16.75 to 12.38      661,608  1.90  to .45      2.34       23.42 to 21.64
                      2002   39,839    13.70 to 10.17      495,557  1.90  to .45      3.26     (10.35) to (11.65)

Lifestyle Balanced B  2006  381,237    18.96 to  0.00    6,683,427  2.05  to .45      4.88       12.00 to 5.60
                      2005  257,276    16.92 to 15.98    4,150,374  2.05  to .45      3.23        6.33 to 4.64
                      2004  125,541    16.16 to 15.21    1,929,170  2.05  to .45      1.16       12.90 to 11.10
                      2003   48,854    14.53 to 13.63      674,021  2.05  to .45      2.37       23.42 to 16.13
                      2002   13,727    11.42 to 11.18      155,304  1.90  to .45      0.11      (5.35) to (10.56)

Lifestyle Moderate A  2006   15,205    21.79 to 13.22      303,646  1.90  to .45      4.56        9.92 to 5.73
                      2005   15,526    20.01 to 14.61      283,418  1.90  to .45      4.06        3.69 to 2.20
                      2004   15,173    19.48 to 14.28      268,253  1.90  to .45      2.72       10.54 to 8.95
                      2003   15,779    17.79 to 13.10      254,598  1.90  to .45      3.01       17.30 to 15.61
                      2002   15,045    15.32 to 11.32      208,678  1.90  to .45      3.40      (4.47) to (5.85)

Lifestyle Moderate B  2006   84,168    17.64 to  0.00    1,387,766  2.05  to .45      4.32        9.69 to 5.10
                      2005   64,444    16.09 to 15.26      991,680  2.05  to .45      3.58        3.53 to 1.90
                      2004   37,688    15.53 to 14.95      566,889  2.05  to .45      1.59       10.54 to 8.78
                      2003   18,783    14.06 to 13.73      258,689  2.05  to .45      3.31       17.30 to 11.08
                      2002    5,869    11.98 to 11.85       69,763  1.90  to .45      0.17      (4.13) to (5.20)
Lifestyle
Conservative A        2006    7,446    21.39 to 13.18      146,048  1.90  to .45      4.48        7.95 to 5.48
                      2005    8,320    20.01 to 14.69      152,461  1.90  to .45      4.75        2.42 to 0.95
                      2004    8,980    19.72 to 14.55      162,471  1.90  to .45      3.36        8.10 to 6.54
                      2003    8,695    18.42 to 13.66      147,503  1.90  to .45      3.97       11.05 to 9.45
                      2002    9,469    16.74 to 12.48      146,341  1.90  to .45      3.08        1.27 to (0.19)

            JOHN HANCOCK LIFE INSURANCE (U.S.A.) SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES--(CONTINUED)

                                                                 FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                       AT DECEMBER 31,           --------------------------------------------
                            -----------------------------------  EXPENSE RATIO  INVESTMENT    TOTAL RETURN
                             UNITS   UNIT FAIR VALUE    ASSETS     HIGHEST TO     INCOME       HIGHEST TO
      SUBACCOUNT            (000S)  HIGHEST TO LOWEST   (000S)      LOWEST*       RATIO**       LOWEST***
      ----------            ------  -----------------  --------  -------------  ----------  -----------------
Lifestyle
Conservative B        2006  29,039   $16.61 to $13.11  $454,533  2.05% to .45%     4.40%      7.64% to 4.85%
                      2005  24,907    15.43 to 14.19    368,418  2.05  to .45      4.40        2.35 to 0.73
                      2004  17,301    15.08 to 14.09    253,059  2.05  to .45      2.12        8.02 to 6.30
                      2003   9,758    13.96 to 13.26    133,686  2.05  to .45      4.20       11.05 to 6.05
                      2002   3,504    12.57 to 12.46     43,759  1.90  to .45      0.25        0.56 to (0.36)

Small Company Value
A                     2006   9,133    24.91 to 12.53    214,490  1.90  to .45      0.07       14.90 to 0.21
                      2005  11,133    21.97 to 19.68    229,830  1.90  to .45      0.28        6.55 to 5.03
                      2004  14,367    20.88 to 18.74    281,190  1.90  to .45      0.16       24.63 to 22.83
                      2003  15,206    16.98 to 15.26    241,376  1.90  to .45      0.41       33.07 to 31.15
                      2002  16,010    12.92 to 11.63    193,032  1.90  to .45      0.29      (6.35) to (7.70)

Small Company Value
B                     2006   8,527    22.15 to 12.51    172,275  2.05  to .45      0.00       14.69 to 0.07
                      2005   9,975    19.61 to 17.17    178,396  2.05  to .45      0.07        6.30 to 4.62
                      2004  11,153    18.72 to 16.38    189,902  2.05  to .45      0.08       24.38 to 22.40
                      2003   8,705    15.28 to 13.36    120,318  2.05  to .45      0.58       32.96 to 22.17
                      2002   4,130    11.51 to 10.20     43,168  1.90  to .45      0.01      (7.96) to (18.42)

International
Value A               2006  17,751    22.78 to 14.14    361,944  1.90  to .45      1.87       29.01 to 13.12
                      2005  21,037    17.88 to 15.65    335,774  1.90  to .45      0.63       10.05 to 8.47
                      2004  11,967    16.45 to 14.40    175,648  1.90  to .45      1.21       21.00 to 19.25
                      2003  11,407    13.77 to 12.05    139,827  1.90  to .45      0.82       44.21 to 42.14
                      2002  10,361     9.67 to 8.45      89,057  1.90  to .45      0.78     (18.21) to (19.39)

International
Value B               2006   9,830    28.23 to 14.11    228,099  2.05  to .45      1.69       28.69 to 12.92
                      2005  10,598    22.27 to 17.84    194,292  2.05  to .45      0.60        9.81 to 8.08
                      2004   8,850    20.58 to 16.48    149,346  2.05  to .45      0.88       20.83 to 18.91
                      2003   6,547    17.29 to 13.84     92,300  2.05  to .45      1.11       43.87 to 38.26
                      2002   3,037    10.32 to 9.76      29,994  1.90  to .45      0.07     (17.43) to (21.91)

Total Return A        2006  17,147    18.42 to 12.93    286,638  1.90  to .45      3.54        3.58 to 1.65
                      2005  20,828    17.86 to 14.65    340,882  1.90  to .45      2.43        2.02 to 0.55
                      2004  24,746    17.50 to 14.57    400,815  1.90  to .45      3.85        4.48 to 2.98
                      2003  31,438    16.75 to 14.15    492,909  1.90  to .45      2.91        4.55 to 3.04
                      2002  40,269    16.02 to 13.73    610,597  1.90  to .45      2.55        9.02 to 7.46

            JOHN HANCOCK LIFE INSURANCE (U.S.A.) SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES--(CONTINUED)

                                                                 FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                      AT DECEMBER 31,            --------------------------------------------
                            -----------------------------------  EXPENSE RATIO  INVESTMENT     TOTAL RETURN
                             UNITS   UNIT FAIR VALUE    ASSETS     HIGHEST TO     INCOME         HIGHEST TO
      SUBACCOUNT            (000S)  HIGHEST TO LOWEST   (000S)      LOWEST*       RATIO**        LOWEST***
      ----------            ------  -----------------  --------  -------------  ----------  -----------------
Total Return B        2006  14,890   $15.31 to $12.91  $215,790  2.05% to .45%     3.36%      3.44% to 1.33%
                      2005  17,548    14.87 to 12.86    249,888  2.05  to .45      2.02        1.79 to 0.18
                      2004  18,952    14.61 to 12.84    268,236  2.05  to .45      3.05        4.24 to 2.58
                      2003  18,959    14.01 to 12.52    260,587  2.05  to .45      3.78        4.40 to .14
                      2002  11,100    13.42 to 13.30    147,946  1.90  to .45      0.08        7.38 to 6.40

U.S. Large Cap
Value A               2006  18,403    15.26 to 12.93    275,659  1.90  to .45      0.59       10.16 to 3.44
                      2005  23,451    15.27 to 12.69    321,910  1.90  to .45      0.44        5.34 to 3.83
                      2004  29,183    13.33 to 12.21    384,371  1.90  to .45      0.26        8.90 to 7.33
                      2003  23,693    12.35 to 11.37    289,158  1.90  to .45      0.40       36.45 to 34.49
                      2002  26,103     9.14 to 8.44     235,934  1.90  to .45      0.31     (25.52) to (26.60)

U.S. Large Cap
Value B               2006   6,320    18.40 to 12.91    101,074  2.05  to .45      0.41        9.86 to 3.26
                      2005   7,796    17.00 to 14.14    114,793  2.05  to .45      0.12        5.25 to 3.59
                      2004   9,022    16.40 to 13.59    127,668  2.05  to .45      0.20        8.62 to 6.89
                      2003   7,525    15.32 to 12.66     99,194  2.05  to .45      0.63       36.07 to 22.52
                      2002   4,071     9.98 to 9.42      39,932  1.90  to .45      0.01     (20.14) to (24.64)

Mid Cap Stock A       2006  18,381    19.59 to 12.82    304,720  1.90  to .45      0.00       13.04 to 2.55
                      2005  22,048    17.54 to 14.50    326,656  1.90  to .45      0.00       14.06 to 12.42
                      2004  13,194    15.57 to 12.87    173,906  1.90  to .45      0.00       18.50 to 16.79
                      2003  13,463    13.31 to 10.99    151,616  1.90  to .45      0.00       41.69 to 39.65
                      2002  11,485     9.51 to 7.85      92,119  1.90  to .45      0.00     (22.91) to (24.02)

Mid Cap Stock B       2006   7,959    22.77 to 12.80    161,929  2.05  to .45      0.00       12.80 to 2.40
                      2005   8,673    20.49 to 17.62    159,035  2.05  to .45      0.00       13.91 to 12.11
                      2004   6,824    18.26 to 15.65    111,076  2.05  to .45      0.00       18.22 to 16.33
                      2003   5,521    15.68 to 13.40     76,988  2.05  to .45      0.00       41.33 to 25.34
                      2002   1,815    10.18 to 9.60      18,161  1.90  to .45      0.00     (18.55) to (23.24)

Global Allocation A   2006   5,264    14.20 to 12.39     66,274  1.90  to .45      1.04       12.99 to 6.53
                      2005   5,523    12.73 to 11.10     62,159  1.90  to .45      0.96        5.73 to 4.21
                      2004   5,658    12.19 to 10.62     60,918  1.90  to .45      1.02       12.22 to 10.60
                      2003   5,563    11.00 to 9.58      53,961  1.90  to .45      0.49       25.86 to 24.05
                      2002   6,658     8.85 to 7.70      51,970  1.90  to .45      0.00     (23.55) to (24.65)

Global Allocation B   2006  11,570    18.90 to 13.30    181,781  2.05  to .45      0.77       12.77 to 6.39
                      2005   7,328    17.01 to 13.74    105,078  2.05  to .45      0.71        5.46 to 3.79
                      2004   3,418    16.38 to 13.18     47,201  2.05  to .45      0.58       12.02 to 10.24
                      2003   1,379    14.84 to 11.91     17,238  2.05  to .45      0.66       25.90 to 18.64
                      2002     513    10.22 to 9.58       5,167  1.90  to .45      0.00     (18.23) to (23.40)

             JOHN HANCOCK LIFE INSURANCE (U.S.A.) SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES--(CONTINUED)

                                                                    FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                        AT DECEMBER 31,            ---------------------------------------------
                              -----------------------------------  EXPENSE RATIO  INVESTMENT     TOTAL RETURN
                               UNITS   UNIT FAIR VALUE    ASSETS     HIGHEST TO     INCOME        HIGHEST TO
      SUBACCOUNT              (000S)  HIGHEST TO LOWEST   (000S)      LOWEST*       RATIO**        LOWEST***
      ----------              ------  -----------------  --------  -------------  ----------  ------------------
Dynamic Growth A        2006  13,497   $12.54 to $5.42   $ 80,189  1.90% to .45%     0.00%      10.53% to 8.94%
                        2005  17,531    11.49 to 4.96      95,384   1.90 to .45      0.00       11.89 to 10.29
                        2004  20,131    10.40 to 4.49      99,318   1.90 to .45      0.00        9.50 to 7.92
                        2003  24,253     9.61 to 4.15     110,270   1.90 to .45      0.00       28.45 to 26.61
                        2002  15,609     7.58 to 3.27      53,528   1.90 to .45      0.00     (28.68) to (29.71)

Dynamic Growth B        2006   1,869    19.98 to 15.80     30,934   2.05 to .45      0.00        10.23 to 8.48
                        2005   2,631    18.40 to 14.50     40,096   2.05 to .45      0.00        11.51 to 9.74
                        2004   2,713    16.75 to 13.16     37,343   2.05 to .45      0.00        9.53 to 7.78
                        2003   3,026    15.52 to 12.16     38,545   2.05 to .45      0.00       28.54 to 24.11
                        2002     414    10.19 to 9.58       4,137   1.90 to .45      0.00     (18.50) to (23.38)

Total Stock Market
Index A                 2006   2,366    15.22 to 12.49     30,453   1.90 to .45      1.00       14.78 to 13.13
                        2005   2,761    13.43 to 11.01     31,292   1.90 to .45      1.15        5.22 to 3.71
                        2004   3,332    12.92 to 10.59     36,324   1.90 to .45      0.62        11.24 to 9.63
                        2003   3,675    11.76 to 9.64      36,557   1.90 to .45      0.00       29.95 to 28.08
                        2002   3,105     9.17 to 7.50      23,958   1.90 to .45      0.93     (21.64) to (22.77)

Total Stock Market
Index B                 2006   1,796    19.39 to 16.20     30,203   2.05 to .45      0.86       14.58 to 12.76
                        2005   2,109    17.18 to 14.30     31,196   2.05 to .45      0.89        4.94 to 3.28
                        2004   2,130    16.62 to 13.80     30,316   2.05 to .45      0.46        11.09 to 9.33
                        2003   1,979    15.19 to 12.57     25,617   2.05 to .45      0.00       29.73 to 21.40
                        2002     581    10.29 to 9.80       5,875   1.90 to .45      2.43     (17.69) to (21.56)

500 Index A             2006  11,610    14.21 to 11.66    139,913   1.90 to .45      0.98       14.74 to 13.09
                        2005  14,907    12.54 to 10.29    158,071   1.90 to .45      1.61        3.82 to 2.33
                        2004  18,323    12.23 to 10.03    189,375   1.90 to .45      0.92        9.76 to 8.18
                        2003  20,234    11.29 to 9.25     192,606   1.90 to .45      0.90       27.43 to 25.60
                        2002  19,500     8.97 to 7.34     147,403   1.90 to .45      0.00     (22.88) to (23.99)

500 Index B             2006   5,989    18.53 to 15.21     95,202   2.05 to .45      0.82       14.54 to 12.73
                        2005   7,895    16.42 to 13.44    110,890   2.05 to .45      1.41        3.65 to 2.01
                        2004   9,261    16.08 to 13.12    126,997   2.05 to .45      0.67        9.50 to 7.76
                        2003   8,139    14.91 to 12.13    103,376   2.05 to .45      1.32       27.19 to 19.17
                        2002   3,594    10.29 to 9.65      36,400   1.90 to .45      0.00     (17.65) to (22.78)

Mid Cap Index A         2006   3,648    20.76 to 12.72     69,718   1.90 to .45      0.65        9.22 to 1.72
                        2005   3,755    19.01 to 16.38     66,360   1.90 to .45      0.52        11.52 to 9.92
                        2004   4,260    17.04 to 14.88     68,148   1.90 to .45      0.37       15.31 to 13.64
                        2003   4,755    14.78 to 13.08     66,752   1.90 to .45      0.00       33.96 to 32.04
                        2002   4,686    11.03 to 9.90      49,683   1.90 to .45      0.48     (15.54) to (16.76)

             JOHN HANCOCK LIFE INSURANCE (U.S.A.) SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES--(CONTINUED)

                                                                    FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                        AT DECEMBER 31,            ---------------------------------------------
                              -----------------------------------  EXPENSE RATIO  INVESTMENT     TOTAL RETURN
                               UNITS   UNIT FAIR VALUE    ASSETS     HIGHEST TO     INCOME        HIGHEST TO
      SUBACCOUNT              (000S)  HIGHEST TO LOWEST   (000S)      LOWEST*       RATIO**        LOWEST***
      ----------              ------  -----------------  --------  -------------  ----------  ------------------
Mid Cap Index B         2006   3,931   $21.22 to $12.70  $ 70,695  2.05% to .45%     0.46%     8.95% to (0.67)%
                        2005   3,338    19.77 to 16.37     55,886   2.05 to .45      0.34        11.29 to 9.53
                        2004   3,477    18.03 to 14.93     52,902   2.05 to .45      0.24       15.13 to 13.30
                        2003   2,913    15.90 to 13.15     38,918   2.05 to .45      0.00       33.72 to 27.12
                        2002   1,208    10.45 to 9.98      12,159   1.90 to .45      1.16     (16.42) to (20.15)

Small Cap Index A       2006   2,274    18.92 to 17.47     40,548   1.90 to .45      0.52       17.08 to 15.40
                        2005   2,798    16.21 to 12.50     43,031   1.90 to .45      0.55        3.43 to 1.94
                        2004   3,317    15.87 to 12.50     49,871   1.90 to .45      0.33       16.80 to 15.11
                        2003   4,258    13.76 to 12.50     55,344   1.90 to .45      0.00       45.13 to 43.05
                        2002   3,205    12.50 to 8.93      29,030   1.90 to .45      0.78     (21.83) to (22.95)

Small Cap Index B       2006   2,385    22.48 to 18.19     44,538   2.05 to .45      0.34       16.82 to 14.97
                        2005   2,869    19.53 to 15.80     46,392   2.05 to .45      0.35        3.24 to 1.60
                        2004   3,002    19.20 to 15.53     47,580   2.05 to .45      0.19       16.60 to 14.75
                        2003   2,547    16.72 to 13.51     34,874   2.05 to .45      0.00       44.68 to 33.65
                        2002     966     9.81 to 9.48       9,221   1.90 to .45      2.03     (21.51) to (24.20)

Capital Appreciation A  2006  22,981    12.66 to 9.20     218,602   1.90 to .45      0.00        1.80 to 0.34
                        2005   4,458    12.41 to 9.15      42,848   1.90 to .45      0.00       13.48 to 11.86
                        2004   4,728    11.08 to 8.17      40,612   1.90 to .45      0.00        8.84 to 7.27
                        2003   5,308    10.30 to 7.61      42,404   1.90 to .45      0.00       28.89 to 27.04
                        2002   5,317     8.10 to 5.98      33,399   1.90 to .45      0.00     (30.93) to (31.92)

Capital Appreciation B  2006   6,969    17.77 to 12.63    100,281   2.05 to .45      0.00        1.61 to 0.00
                        2005   3,050    17.75 to 13.37     43,563   2.05 to .45      0.00       13.19 to 11.40
                        2004   2,967    15.92 to 11.95     38,036   2.05 to .45      0.00        8.74 to 7.01
                        2003   2,923    14.86 to 11.12     34,922   2.05 to .45      0.00       28.77 to 18.81
                        2002   1,395     9.62 to 8.74      13,117   1.90 to .45      0.00     (23.01) to (30.06)

Health Sciences A       2006   4,163    18.41 to 13.39     72,020   1.90 to .45      0.00        7.89 to 6.34
                        2005   4,903    17.07 to 15.73     79,469   1.90 to .45      0.00       12.14 to 10.53
                        2004   5,488    15.22 to 14.23     80,167   1.90 to .45      0.00       14.79 to 13.13
                        2003   5,751    13.26 to 12.58     73,964   1.90 to .45      0.00       35.61 to 33.66
                        2002   5,117     9.78 to 9.41      49,049   1.90 to .45      0.00     (27.57) to (28.61)

Health Sciences B       2006   3,954    19.98 to 13.38     72,848   2.05 to .45      0.00        7.68 to 5.98
                        2005   4,467    18.66 to 15.95     77,355   2.05 to .45      0.00       11.92 to 10.15
                        2004   4,517    16.93 to 14.42     70,754   2.05 to .45      0.00       14.53 to 12.70
                        2003   3,617    15.00 to 12.75     50,184   2.05 to .45      0.00       35.30 to 19.94
                        2002   1,478    10.70 to 9.53      15,331   1.90 to .45      0.00     (14.39) to (23.72)

             JOHN HANCOCK LIFE INSURANCE (U.S.A.) SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES--(CONTINUED)

                                                                    FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                        AT DECEMBER 31,            ---------------------------------------------
                              -----------------------------------  EXPENSE RATIO  INVESTMENT     TOTAL RETURN
                               UNITS   UNIT FAIR VALUE    ASSETS     HIGHEST TO     INCOME        HIGHEST TO
      SUBACCOUNT              (000S)  HIGHEST TO LOWEST   (000S)      LOWEST*       RATIO**        LOWEST***
      ----------              ------  -----------------  --------  -------------  ----------  ------------------
Financial Services A    2006   2,583   $18.56 to $14.42   $45,180  1.90% to .45%     0.36%     22.57% to 15.39%
                        2005   2,635    15.14 to 14.21     37,996   1.90 to .45      0.39        9.28 to 7.72
                        2004   3,009    13.85 to 13.18     40,133   1.90 to .45      0.36        9.88 to 8.30
                        2003   3,424    12.61 to 12.16     42,023   1.90 to .45      0.18       32.98 to 31.07
                        2002   3,370      9.54 to 9.27     31,449   1.90 to .45      0.00     (18.25) to (19.43)

Financial Services B    2006   2,934    21.86 to 14.40     55,701   2.05 to .45      0.21       22.22 to 15.22
                        2005   2,548    18.16 to 15.54     40,197   2.05 to .45      0.20        9.13 to 7.41
                        2004   2,668    16.89 to 14.45     39,012   2.05 to .45      0.24        9.59 to 7.85
                        2003   2,493    15.64 to 13.37     33,639   2.05 to .45      0.30       32.80 to 25.08
                        2002   1,142    10.35 to 10.22     11,721   1.90 to .45      0.00     (17.22) to (18.25)

Quantitative Mid Cap A  2006     700    15.22 to 13.80      9,867   1.90 to .45      0.00        3.63 to 2.14
                        2005   1,132    14.87 to 13.50     15,576   1.90 to .45      0.00       13.11 to 11.49
                        2004   1,100    13.31 to 12.09     13,543   1.90 to .45      0.00       17.67 to 15.98
                        2003     903    11.45 to 10.42      9,550   1.90 to .45      0.00       37.91 to 35.93
                        2002     885      8.41 to 7.66      6,865   1.90 to .45      0.00     (23.00) to (24.11)

Quantitative Mid Cap B  2006     548    20.54 to 17.43      9,697   2.05 to .45      0.00        3.32 to 1.69
                        2005     845    20.18 to 17.07     14,660   2.05 to .45      0.00       12.88 to 11.09
                        2004     708    18.15 to 15.31     11,010   2.05 to .45      0.00       17.36 to 15.49
                        2003     505    15.70 to 13.20      6,766   2.05 to .45      0.00       37.70 to 25.49
                        2002     212      9.94 to 9.70      2,086   1.90 to .45      0.00     (20.47) to (22.39)

All Cap Value A         2006   3,603    17.11 to 15.85     58,058   1.90 to .45      0.99       13.20 to 11.58
                        2005   4,262    15.12 to 14.19     61,297   1.90 to .45      0.55        5.24 to 3.73
                        2004   4,917    14.36 to 13.67     67,924   1.90 to .45      0.32       15.43 to 13.77
                        2003   4,535    12.44 to 12.00     54,843   1.90 to .45      0.06       37.74 to 35.76
                        2002   2,966      9.03 to 8.83     26,320   1.90 to .45      0.00     (28.16) to (29.19)

All Cap Value B         2006   3,376    19.89 to 15.89     57,471   2.05 to .45      0.80       13.02 to 11.23
                        2005   3,771    17.86 to 14.23     57,393   2.05 to .45      0.12        4.94 to 3.28
                        2004   4,126    17.28 to 13.73     60,281   2.05 to .45      0.20       15.27 to 13.44
                        2003   2,647    15.22 to 12.05     34,138   2.05 to .45      0.12       37.55 to 21.66
                        2002     694      9.73 to 8.87      6,607   1.90 to .45      0.00     (22.13) to (29.06)

Strategic Value A       2006      --    13.10 to 11.91         --   1.90 to .45      2.72(a)     11.15 to 9.68(a)
                        2005   2,391    11.92 to 10.85     26,484   1.90 to .45      0.76      (0.74) to (2.17)
                        2004   3,084    12.16 to 11.08     34,828   1.90 to .45      0.34       17.45 to 15.76
                        2003   3,373     10.48 to 9.56     32,780   1.90 to .45      0.02       28.20 to 26.36
                        2002   3,697      8.28 to 7.56     28,348   1.90 to .45      0.00     (27.52) to (28.57)

             JOHN HANCOCK LIFE INSURANCE (U.S.A.) SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES--(CONTINUED)



                                                                    FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                     AT DECEMBER 31,               ---------------------------------------------
                        -----------------------------------------  EXPENSE RATIO  INVESTMENT     TOTAL RETURN
                               UNITS   UNIT FAIR VALUE    ASSETS     HIGHEST TO     INCOME        HIGHEST TO
      SUBACCOUNT              (000S)  HIGHEST TO LOWEST   (000S)      LOWEST*       RATIO**        LOWEST***
      ----------              ------  -----------------  --------  -------------  ----------  ------------------
Strategic Value B       2006      --   $18.45 to $14.69       --   2.05% to .45%     2.72%(a)   10.97% to 9.34%(a)
                        2005   1,640    16.86 to 13.38     22,794   2.05 to .45       0.35      (.97) to (2.54)
                        2004   1,791    17.28 to 13.68     25,436   2.05 to .45       0.24      17.26 to 15.39
                        2003   1,438    14.96 to 11.80     17,659   2.05 to .45       0.11      28.10 to 19.59
                        2002     564     9.88 to 9.33       5,488   1.90 to .45       0.00    (20.92) to (25.39)

Utilities - A           2006   3,127    19.86 to 17.19     54,992   1.90 to .45       2.27      30.42 to 28.55
                        2005   3,528    15.42 to 13.36     48,052   1.90 to .45       0.44      16.30 to 14.63
                        2004   3,380    13.43 to 11.65     40,071   1.90 to .45       0.85      28.84 to 26.98
                        2003   2,784    10.55 to 9.16      25,918   1.90 to .45       1.17      33.92 to 32.00
                        2002   2,405     7.98 to 6.93      16,927   1.90 to .45       0.01    (23.89) to (24.99)

Utilities - B           2006   2,219    28.45 to 24.79     58,597   2.05 to .45       2.10      30.18 to 28.12
                        2005   2,375    21.85 to 19.27     48,680   2.05 to .45       0.29      16.04 to 14.20
                        2004   1,944    19.05 to 16.81     34,697   2.05 to .45       0.63      28.65 to 26.61
                        2003   1,380    15.03 to 13.22     19,356   2.05 to .45       1.49      33.65 to 20.16
                        2002     603    10.95 to 10.01      6,414   1.90 to .45       0.00    (12.38) to (19.90)

Mid Cap Value A         2006   9,675    21.70 to 20.07    197,760   1.90 to .45       0.72      11.77 to 10.16
                        2005  12,360    19.41 to 18.22    228,346   1.90 to .45       0.45       7.52 to 5.98
                        2004  13,726    18.06 to 17.18    238,327   1.90 to .45       0.47      23.90 to 22.11
                        2003  13,082    14.57 to 14.06    185,296   1.90 to .45       0.41      24.79 to 23.00
                        2002  13,413    11.68 to 11.42    153,880   1.90 to .45       0.00    (10.51) to (11.80)

Mid Cap Value B         2006   9,922    22.08 to 18.82    191,977   2.05 to .45       0.53       11.53 to 9.76
                        2005  12,516    20.09 to 17.12    219,693   2.05 to .45       0.26       7.28 to 5.58
                        2004  13,288    19.01 to 16.19    219,968   2.05 to .45       0.32      23.66 to 21.69
                        2003  10,326    15.61 to 13.28    139,572   2.05 to .45       0.54      25.03 to 22.78
                        2002   5,027    11.43 to 10.82     54,988   1.90 to .45       0.00     (8.60) to (13.44)

Fundamental Value A     2006  10,715    17.34 to 13.64    175,241   1.90 to .45       0.80      14.00 to 9.10
                        2005  12,105    15.21 to 14.28    175,605   1.90 to .45       0.46       8.35 to 6.80
                        2004  13,372    14.03 to 13.35    181,041   1.90 to .45       0.46      11.30 to 9.69
                        2003  13,199    12.69 to 12.16    162,347   1.90 to .45       0.28      29.25 to 27.39
                        2002  13,515     9.95 to 9.54     130,028   1.90 to .45       0.10    (16.58) to (17.78)

Fundamental Value B     2006  20,167    20.09 to 13.62    353,591   2.05 to .45       0.58      13.73 to 8.94
                        2005  15,513    17.93 to 15.62    245,661   2.05 to .45       0.21       8.21 to 6.50
                        2004  11,922    16.82 to 14.65    176,399   2.05 to .45       0.31      10.94 to 9.18
                        2003   8,509    15.39 to 13.40    114,784   2.05 to .45       0.38      28.99 to 23.01
                        2002   4,059    10.63 to 10.54     42,897   1.90 to .45       0.00    (14.93) to (15.71)

             JOHN HANCOCK LIFE INSURANCE (U.S.A.) SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES--(CONTINUED)

                                                                    FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                     AT DECEMBER 31,               ---------------------------------------------
                        -----------------------------------------  EXPENSE RATIO  INVESTMENT     TOTAL RETURN
                               UNITS   UNIT FAIR VALUE    ASSETS     HIGHEST TO     INCOME        HIGHEST TO
      SUBACCOUNT              (000S)  HIGHEST TO LOWEST   (000S)      LOWEST*       RATIO**        LOWEST***
      ----------              ------  -----------------  --------  -------------  ----------  ------------------
Emerging Growth B       2006     574   $20.49 to $19.33  $ 11,308  2.05% to .45%     0.00%      10.88% to 9.13%
                        2005     474    18.48 to 17.71      8,502   2.05 to .45      0.00        6.90 to 5.21
                        2004     473    17.29 to 16.84      8,037   2.05 to .45      0.00        6.16 to 4.47
                        2003     232    16.29 to 16.12      3,758   2.05 to .45      0.00       30.29 to 28.93

Natural Resources B     2006   5,989    39.20 to 12.33    222,307   2.05 to .45      0.40       21.49 to (1.39)
                        2005   6,124    32.27 to 30.93    191,797   2.05 to .45      0.00       45.76 to 43.46
                        2004   3,870    22.14 to 21.56     84,076   2.05 to .45      0.05       23.49 to 21.52
                        2003   1,515    17.93 to 17.74     26,967   2.05 to .45      0.00       43.42 to 41.87

Mid Cap Core B          2006      --    19.80 to 12.78         --   2.05 to .45      1.32(a)     8.37 to 2.24(a)
                        2005   2,021    18.27 to 17.51     35,842   2.05 to .45      0.00        5.42 to 3.75
                        2004   2,139    17.33 to 16.88     36,390   2.05 to .45      0.00       13.62 to 11.81
                        2003   1,074    15.25 to 15.10     16,269   2.05 to .45      0.00       22.04 to 20.76

Quantitative All Cap
B                       2006     157    21.84 to 20.60      3,294   2.05 to .45      0.78       14.39 to 12.58
                        2005     162    19.09 to 18.30      3,011   2.05 to .45      0.77        7.88 to 6.17
                        2004     124    17.70 to 17.23      2,152   2.05 to .45      0.89       14.16 to 12.34
                        2003      38    15.50 to 15.34        585   2.05 to .45      0.00       24.01 to 22.28
Large Cap Value B       2006   2,246    25.42 to 23.98     54,673   2.05 to .45      0.30       15.24 to 13.41

                        2005   3,950    22.06 to 21.14     84,616   2.05 to .45      0.00       14.75 to 12.93
                        2004   1,866    19.22 to 18.72     35,228   2.05 to .45      0.80       20.99 to 19.06
                        2003     357    15.89 to 15.72      5,628   2.05 to .45      0.00       27.11 to 25.54

Small Cap
Opportunities A         2006   3,561    25.68 to 24.35     88,037   1.90 to .45      0.73(a)     9.96 to 8.38(a)
                        2005   4,571    23.35 to 22.47    103,817   1.90 to .45      0.00(a)    17.10 to 15.97(a)

Small Cap
Opportunities B         2006   2,749    25.58 to 12.24     66,874   2.05 to .45      0.55        9.70 to (2.06)
                        2005   3,283    23.32 to 22.35     74,178   2.05 to .45      0.00        7.13 to 5.43
                        2004   1,454    21.77 to 21.20     31,064   2.05 to .45      0.05       24.92 to 22.93
                        2003     862    17.43 to 17.25     14,904   2.05 to .45      0.00       39.43 to 37.81

             JOHN HANCOCK LIFE INSURANCE (U.S.A.) SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES--(CONTINUED)

                                                                      FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                         AT DECEMBER 31,             ----------------------------------------------
                              -------------------------------------  EXPENSE RATIO  INVESTMENT     TOTAL RETURN
                               UNITS   UNIT FAIR VALUE     ASSETS      HIGHEST TO     INCOME        HIGHEST TO
      SUBACCOUNT              (000S)  HIGHEST TO LOWEST    (000S)       LOWEST*       RATIO**        LOWEST***
      ----------              ------  -----------------  ----------  -------------  ----------  -------------------
Special Value B         2006     298   $21.71 to $20.48  $    6,223  2.05% to .45%    0.00%       10.10% to 8.36%
                        2005     384    19.72 to 18.90        7,342   2.05 to .45     0.00          4.83 to 3.17
                        2004     382    18.81 to 18.32        7,045   2.05 to .45     0.00         19.41 to 17.51
                        2003     122    15.75 to 15.59        1,903   2.05 to .45     0.00         26.03 to 24.71
Real Return Bond B      2006   7,163    14.21 to 13.40       97,633   2.05 to .45     2.44         (.26) to (1.83)
                        2005   9,320    14.25 to 13.65      128,756   2.05 to .45     0.13         0.76 to (0.83)
                        2004   9,068    14.14 to 13.77      125,769   2.05 to .45     0.28          8.24 to 6.52
                        2003   4,934    13.06 to 12.92       63,958   2.05 to .45     0.00          4.49 to 2.46
American International
B                       2006  33,554    27.83 to 13.23      856,032   2.05 to .45     0.72         17.79 to 5.84
                        2005  24,693    23.63 to 22.64      565,653   2.05 to .45     0.51         20.33 to 18.42
                        2004  14,790    19.64 to 19.12      284,896   2.05 to .45     0.29         18.21 to 16.33
                        2003   3,752    16.61 to 16.44       61,859   2.05 to .45     0.00         32.89 to 30.62
American Growth B       2006  65,701    21.50 to 12.85    1,324,518   2.05 to .45     0.17          9.15 to 2.77
                        2005  53,643    19.70 to 18.88    1,024,545   2.05 to .45     0.00         15.07 to 13.25
                        2004  39,162    17.12 to 16.67      657,625   2.05 to .45     0.00         11.41 to 9.64
                        2003  16,805    15.36 to 15.20      256,281   2.05 to .45     0.00         22.92 to 21.63
American Blue-Chip
Income & Growth B       2006   8,938    20.65 to 19.48      177,061   2.05 to .45     0.43         16.27 to 14.43
                        2005   9,653    17.76 to 17.02      166,288   2.05 to .45     0.04          6.19 to 4.51
                        2004   9,918    16.72 to 16.29      162,747   2.05 to .45     0.00          8.64 to 6.91
                        2003   5,502    15.39 to 15.23       84,057   2.05 to .45     0.00         23.16 to 21.73
American Growth-
Income B                2006  57,500    20.25 to 13.50    1,094,820   2.05 to .45     0.92         14.10 to 8.01
                        2005  45,371    17.74 to 17.01      780,505   2.05 to .45     0.35          4.81 to 3.16
                        2004  31,223    16.93 to 16.49      518,556   2.05 to .45     0.22          9.34 to 7.60
                        2003  11,246    15.48 to 15.32      172,841   2.05 to .45     0.00         23.87 to 22.15
American Bond B         2006  36,600    13.22 to 12.92      475,934   2.05 to .45     0.00(a)       6.01 to 4.33(a)
                        2005  10,103    12.47 to 12.38      125,328   2.05 to .45     0.00(a)     (0.27) to (0.92)(a)
American Century -
Small Company           2006     488    16.79 to 16.09        7,959   2.05 to .45     0.00          4.94 to 3.28
                        2005   1,645    16.00 to 15.58       25,860   2.05 to .45     0.00          5.52 to 3.85
                        2004     451    15.16 to 15.00        6,788   2.05 to .45     0.00         21.32 to 20.04

             JOHN HANCOCK LIFE INSURANCE (U.S.A.) SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES--(CONTINUED)

                                                                   FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                        AT DECEMBER 31,            --------------------------------------------
                              -----------------------------------  EXPENSE RATIO   INVESTMENT    TOTAL RETURN
                               UNITS   UNIT FAIR VALUE    ASSETS     HIGHEST TO      INCOME       HIGHEST TO
      SUBACCOUNT              (000S)  HIGHEST TO LOWEST   (000S)      LOWEST*       RATIO**        LOWEST***
      ----------              ------  -----------------  --------  -------------  -----------  ----------------
PIMCO VIT All Asset     2006   2,705   $15.30 to $14.66  $ 40,167   2.05% to .45%     4.68%     3.89% to 2.25%
                        2005   3,798    14.72 to 14.34     54,870    2.05 to .45      4.50       5.47 to 3.80
                        2004   1,151    13.96 to 13.81     15,951    2.05 to .45      4.61      11.67 to 10.50

Core Equity             2006   3,123    15.81 to 13.40     47,852    2.05 to .45      0.00       7.37 to 4.32
                        2005   3,539    14.92 to 14.53     51,784    2.05 to .45      0.00       5.30 to 3.63
                        2004   1,943    14.17 to 14.02     27,320    2.05 to .45      0.00      13.34 to 12.15

Classic Value           2006   2,037    17.37 to 13.72     34,189    2.05 to .45      1.10       15.32 to 9.74
                        2005   1,023    15.07 to 14.67     15,129    2.05 to .45      0.46       8.73 to 7.01
                        2004     550    13.86 to 13.71      7,563    2.05 to .45      0.28       10.84 to 9.67

Quantitative Value      2006     278    19.08 to 18.29      5,139    2.05 to .45      1.46      20.51 to 18.60
                        2005     193    15.83 to 15.42      3,000    2.05 to .45      0.00       8.33 to 6.61
                        2004      35    14.62 to 14.46        503    2.05 to .45      0.00      16.93 to 15.70

U.S. Global Leaders
Growth A                2006   2,430    13.39 to 12.88     31,621    1.90 to .45      0.00(a)   1.35 to (0.11)(a)
                        2005   2,923    13.21 to 12.90     37,929    1.90 to .45      0.15(a)    8.99 to 7.93(a)

U.S. Global Leaders
Growth B                2006   1,984    13.36 to 12.81     25,698    2.05 to .45      0.00      1.04 to (0.56)
                        2005   2,469    13.23 to 12.88     32,021    2.05 to .45      0.00       .41 to (1.18)
                        2004     262    13.17 to 13.03      3,426    2.05 to .45      0.58       5.37 to 4.26

John Hancock
Strategic Income        2006   1,264    14.25 to 13.65     17,467    2.05 to .45      2.95       3.40 to 1.77
                        2005   1,096    13.78 to 13.42     14,810    2.05 to .45      4.44      1.54 to (0.07)
                        2004     515    13.57 to 13.42      6,934    2.05 to .45      2.70       8.54 to 7.40

John Hancock
International Equity
Index A                 2006   2,339    21.41 to 20.60     48,747    1.90 to .45      0.83      24.92 to 23.13
                        2005   1,670    17.14 to 16.73     28,128    1.90 to .45      0.89      16.09 to 14.42
                        2004   1,580    14.76 to 14.62     23,155    1.90 to .45      0.49      18.09 to 16.96

John Hancock
International Equity
Index B                 2006   1,937    21.29 to 20.41     39,999    2.05 to .45      0.65      24.70 to 22.73
                        2005   1,847    17.08 to 16.63     30,938    2.05 to .45      0.72      15.87 to 14.04
                        2004   1,590    14.74 to 14.58     23,245    2.05 to .45      0.37      17.91 to 16.66

Active Bond A           2006   8,812    13.16 to 12.85    114,129    1.90 to .45      2.87(a)    3.95 to 2.46(a)
                        2005  11,076    12.66 to 12.54    139,269    1.90 to .45      0.00(a)    1.29 to 0.31(a)

Active Bond B           2006  38,059    13.12 to 12.78    489,521    2.05 to .45      2.62(a)    3.74 to 2.10(a)
                        2005  39,503    12.65 to 12.51    495,632    2.05 to .45      0.00(a)    1.18 to 0.10(a)

             JOHN HANCOCK LIFE INSURANCE (U.S.A.) SEPARATE ACCOUNT H NOTES TO FINANCIAL STATEMENTS - (CONTINUED) DECEMBER 31, 2006

6. UNIT VALUES--(CONTINUED)

                                                                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                        AT DECEMBER 31,           --------------------------------------------
                              ----------------------------------  EXPENSE RATIO  INVESTMENT    TOTAL RETURN
                               UNITS   UNIT FAIR VALUE    ASSETS    HIGHEST TO     INCOME        HIGHEST TO
      SUBACCOUNT              (000S)  HIGHEST TO LOWEST   (000S)     LOWEST*       RATIO**       LOWEST***
      ----------              ------  -----------------  -------  -------------  ----------  -----------------
CGTC Overseas
Equity B                2006     382   $18.17 to $17.69  $ 6,821  2.05% to .45%    0.44%(a)  19.10% to 17.22%(a)
                        2005     288    15.36 to 15.09     4,363   2.05 to .45     0.00(a)    22.04 to 20.76(a)

Independence
Investment LLC Small
Cap B                   2006      87    15.25 to 14.85     1,298   2.05 to .45     0.00(a)     6.93 to 5.24(a)
                        2005      43    14.36 to 14.11       613   2.05 to .45     0.00(a)    14.06 to 12.86(a)


Marisco International
Opportunities B         2006   2,220    19.07 to 13.33    40,997   2.05 to .45     0.33(a)    23.35 to 6.62(a)
                        2005     814    15.57 to 15.30    12,495   2.05 to .45     0.00(a)    23.71 to 22.41(a)

T Rowe Price Mid
Value B                 2006     938    16.82 to 16.38    15,484   2.05 to .45     0.06(a)    19.51 to 17.62(a)
                        2005     334    14.07 to 13.92     4,662   2.05 to .45     0.00(a)    12.56 to 11.37(a)

UBS Large Cap B         2006     112    15.78 to 15.36     1,733   2.05 to .45     0.21(a)    13.64 to 11.84(a)
                        2005      61    13.98 to 13.74       835   2.05 to .45     0.00(a)    11.05 to 9.88(a)

U.S. High Yield B       2006     183    14.12 to 13.75     2,539   2.05 to .45     3.30(a)     8.97 to 7.25(a)
                        2005      99    13.05 to 12.82     1,271   2.05 to .45     0.00(a)     3.69 to 2.60(a)

Wellington Small Cap
Growth B                2006   1,718    17.95 to 12.40    29,891   2.05 to .45     0.00(a)   12.71 to (0.81)(a)
                        2005   1,169    16.04 to 15.76    18,480   2.05 to .45     0.00(a)    27.41 to 26.07(a)

Wellington Small Cap
Value B                 2006   4,012    17.00 to 13.58    66,826   2.05 to .45     0.00(a)    18.50 to 8.65(a)
                        2005   2,337    14.45 to 14.20    33,286   2.05 to .45     0.00(a)    14.78 to 13.57(a)

Wells Capital Core
Bond B                  2006     117    12.96 to 12.62     1,494   2.05 to .45     2.11(a)     3.15 to 1.52(a)
                        2005      56    12.65 to 12.43       699   2.05 to .45     0.00(a)    0.50 to (0.56)(a)

Index Allocation B      2006   7,176    13.63 to 13.22    96,463   2.05 to .45     2.53(a)     9.07 to 5.76(a)

Large Cap Value A       2006   2,873    25.42 to 24.07    70,289    1.90 to.45     0.00(a)     1.56 to 1.44(a)

             JOHN HANCOCK LIFE INSURANCE (U.S.A.) SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES--(CONTINUED)

                                                                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                        AT DECEMBER 31,           --------------------------------------------
                              ----------------------------------    EXPENSE RATIO  INVESTMENT   TOTAL RETURN
                               UNITS   UNIT FAIR VALUE    ASSETS      HIGHEST TO     INCOME      HIGHEST TO
      SUBACCOUNT              (000S)  HIGHEST TO LOWEST   (000S)       LOWEST*       RATIO**      LOWEST***
      ----------              ------  -----------------  -------  ---------------  ----------  ---------------
Scudder Capital
Growth B                2006   3,943   $20.65 to $12.45  $80,428   2.05% to 1.40%     0.19%    6.67% to 5.98%
                        2005   2,917    19.36 to 16.28    55,996    2.05 to 1.40      0.26      7.01 to 6.32
                        2004   1,031    18.09 to 15.32    18,534    2.05 to 1.40      0.17      6.06 to 5.37
                        2003     771    17.06 to 14.54    13,098    2.05 to 1.40      0.13     24.76 to 16.28
                        2002      34    13.67 to 13.66       460    1.90 to 1.40      0.00      9.38 to 9.25

Scudder Global
Discovery B             2006     585    35.72 to 28.50    20,622    2.05 to 1.40      0.94     20.19 to 19.41
                        2005     637    29.72 to 23.87    18,701    2.05 to 1.40      0.37     16.43 to 15.67
                        2004     551    25.52 to 20.63    13,912    2.05 to 1.40      0.00     21.41 to 20.62
                        2003     312    21.02 to 17.11     6,487    2.05 to 1.40      0.00     46.70 to 36.85
                        2002      10    14.33 to 14.31       143    1.90 to 1.40      0.00     14.65 to 14.52

Scudder Growth &
Income B                2006   1,335    21.52 to 18.14    28,396    2.05 to 1.40      0.62     11.71 to 10.99
                        2005   1,449    19.26 to 16.35    27,635    2.05 to 1.40      0.72      4.27 to 3.59
                        2004     909    18.47 to 15.78    16,633    2.05 to 1.40      0.47      8.25 to 7.55
                        2003     523    17.06 to 14.67     8,844    2.05 to 1.40      0.56     24.79 to 17.37
                        2002      21    13.67 to 13.66       287    1.90 to 1.40      0.00      9.40 to 9.27

Scudder Health
Sciences B              2006     645    20.48 to 17.43    13,090    2.05 to 1.40      0.00      4.31 to 3.63
                        2005     737    19.64 to 16.82    14,366    2.05 to 1.40      0.00      6.56 to 5.87
                        2004     795    18.43 to 15.88    14,542    2.05 to 1.40      0.00      7.64 to 6.94
                        2003     548    17.12 to 14.85     9,318    2.05 to 1.40      0.00     31.36 to 18.81
                        2002      25    13.03 to 13.02       319    1.90 to 1.40      0.00      4.26 to 4.14

Scudder International
B                       2006   1,291    27.14 to 24.92    34,690    2.05 to 1.40      1.51     23.70 to 22.90
                        2005   1,365    21.94 to 20.28    29,693    2.05 to 1.40      1.29     14.11 to 13.37
                        2004   1,388    19.23 to 17.89    26,513    2.05 to 1.40      0.88     14.62 to 13.88
                        2003     677    16.78 to 15.71    11,323    2.05 to 1.40      0.42     25.82 to 25.12
                        2002      41    13.34 to 13.33       549    1.90 to 1.40      0.00      6.74 to 6.61

Scudder Mid Cap
Growth B                2006     178    24.41 to 18.68     4,297    2.05 to 1.40      0.00      9.01 to 8.31
                        2005     187    22.39 to 17.25     4,123    2.05 to 1.40      0.00     13.06 to 12.33
                        2004     204    19.81 to 15.35     3,993    2.05 to 1.40      0.00      2.16 to 1.50
                        2003     146    19.39 to 15.13     2,800    2.05 to 1.40      0.00     31.58 to 21.02
                        2002       6    14.73 to 14.72        82    1.90 to 1.40      0.00     17.87 to 17.74

Scudder Blue Chip B     2006   1,249    23.59 to 20.60    29,187    2.05 to 1.40      0.48     13.59 to 12.86
                        2005   1,358    20.77 to 18.25    27,987    2.05 to 1.40      0.57      8.16 to 7.46
                        2004   1,354    19.20 to 16.98    25,841    2.05 to 1.40      0.22     13.94 to 13.20
                        2003     831    16.85 to 15.00    13,945    2.05 to 1.40      0.14     25.00 to 20.02
                        2002      28    13.48 to 13.47       382    1.90 to 1.40      0.00      7.87 to 7.74

             JOHN HANCOCK LIFE INSURANCE (U.S.A.) SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES--(CONTINUED)

                                                                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                        AT DECEMBER 31,           --------------------------------------------
                              ----------------------------------   EXPENSE RATIO  INVESTMENT    TOTAL RETURN
                               UNITS   UNIT FAIR VALUE    ASSETS     HIGHEST TO     INCOME       HIGHEST TO
      SUBACCOUNT              (000S)  HIGHEST TO LOWEST   (000S)      LOWEST*       RATIO**       LOWEST***
      ----------              ------  -----------------  -------  --------------  ----------  ----------------
Scudder Contrarian
Value B                 2006   1,226   $22.42 to $18.64  $27,212  2.05% to 1.40%     1.22%    13.37% to 12.64%
                        2005   1,448    19.77 to 16.55    28,379   2.05 to 1.40      1.43        .17 to (.48)
                        2004   1,464    19.74 to 16.63    28,667   2.05 to 1.40      0.96        8.12 to 7.42
                        2003     799    18.26 to 15.48    14,514   2.05 to 1.40      0.75       30.35 to 23.86
                        2002      36    14.01 to 13.99       503   1.90 to 1.40      0.00       12.05 to 11.92

Scudder Global Blue
Chip B                  2006     489    30.17 to 27.09    14,636   2.05 to 1.40      0.18      27.85 to 27.03
                        2005     475    23.60 to 21.32    11,122   2.05 to 1.40      0.00      20.80 to 20.02
                        2004     407    19.54 to 17.77     7,908   2.05 to 1.40      0.67      12.74 to 12.01
                        2003     292    17.33 to 15.86     5,042   2.05 to 1.40      0.06      27.17 to 26.54
                        2002      15    13.63 to 13.61       198   1.90 to 1.40      0.00      9.01 to 8.88

Scudder Government
Securities B            2006   1,870    13.32 to 12.83    24,732   2.05 to 1.40      4.35      2.30 to 1.64
                        2005   2,908    13.02 to 12.62    37,614   2.05 to 1.40      3.61      .82 to .17
                        2004   3,147    12.91 to 12.60    40,459   2.05 to 1.40      2.23      1.92 to 1.26
                        2003   2,715    12.67 to 12.44    34,318   2.05 to 1.40      2.48      .41 to (.46)
                        2002     214    12.62 to 12.60     2,698   1.90 to 1.40      0.00      .93 to .82
Scudder High Income
B                       2006   1,894    19.91 to 16.55    37,241   2.05 to 1.40      7.72      8.59 to 7.89
                        2005   2,165    18.33 to 15.34    39,274   2.05 to 1.40      9.35      1.98 to 1.32
                        2004   2,431    17.98 to 15.14    43,290   2.05 to 1.40      6.57      10.52 to 9.80
                        2003   1,951    16.26 to 13.79    31,511   2.05 to 1.40      3.70     22.42 to 10.34
                        2002      73    13.29 to 13.27       972   1.90 to 1.40      0.00      6.29 to 6.17

Scudder International
Select Equity B         2006   1,277    27.86 to 25.39    35,223   2.05 to 1.40      1.65     23.32 to 22.53
                        2005   1,452    22.59 to 20.72    32,527   2.05 to 1.40      2.34     12.42 to 11.69
                        2004   1,438    20.10 to 18.55    28,734   2.05 to 1.40      0.57     16.20 to 15.44
                        2003     857    17.30 to 16.02    14,774   2.05 to 1.40      0.59     28.72 to 26.99
                        2002      24    13.55 to 13.54       322   1.90 to 1.40      0.00      8.41 to 8.29
Scudder Fixed Income
B                       2006   4,405    13.82 to 13.07    60,299   2.05 to 1.40      3.32      2.45 to 1.79
                        2005   4,911    13.48 to 12.84    65,750   2.05 to 1.40      3.04      .44 to (.21)
                        2004   5,059    13.43 to 12.86    67,586   2.05 to 1.40      2.65      2.65 to 1.98
                        2003   3,044    13.08 to 12.61    39,706   2.05 to 1.40      1.74      3.30 to .90
                        2002     121    12.66 to 12.65     1,526   1.90 to 1.40      0.00      1.28 to 1.17
Scudder Money
Market B                2006   2,526    12.73 to 12.47    31,880   2.05 to 1.40      4.14      2.80 to 2.14
                        2005   2,834    12.39 to 12.19    34,840   2.05 to 1.40      2.30      1.01 to .36
                        2004   2,460    12.26 to 12.13    30,042   2.05 to 1.40      0.46     (.88) to (1.52)
                        2003   3,758    12.37 to 12.30    46,360   2.05 to 1.40      0.29     (.98) to (1.47)
                        2002     215    12.49 to 12.48     2,681   1.90 to 1.40      0.19     (.05) to (.17)

             JOHN HANCOCK LIFE INSURANCE (U.S.A.) SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES--(CONTINUED)

                                                                   FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                         AT DECEMBER 31,           --------------------------------------------
                              -----------------------------------   EXPENSE RATIO  INVESTMENT    TOTAL RETURN
                               UNITS   UNIT FAIR VALUE    ASSETS     HIGHEST TO      INCOME        HIGHEST TO
      SUBACCOUNT              (000S)  HIGHEST TO LOWEST   (000S)       LOWEST*       RATIO**       LOWEST***
      ----------              ------  -----------------  --------  --------------  ----------  -----------------
Scudder Small Cap
Growth B                2006   1,220   $22.08 to $17.39  $ 26,467  2.05% to 1.40%    0.00%      3.35% to 2.68%
                        2005   1,347    21.36 to 16.94     28,336   2.05 to 1.40     0.00        5.25 to 4.57
                        2004   1,066    20.29 to 16.20     21,382   2.05 to 1.40     0.00        9.00 to 8.29
                        2003     706    18.62 to 14.96     13,029   2.05 to 1.40     0.00       30.67 to 19.65
                        2002      32    14.25 to 14.23        449   1.90 to 1.40     0.00       13.99 to 13.86

Scudder Technology
Growth B                2006     420    22.88 to 15.89      9,389   2.05 to 1.40     0.00       (.96) to (1.60)
                        2005     488    23.10 to 16.15     11,033   2.05 to 1.40     0.12        1.84 to 1.18
                        2004     540    22.68 to 15.96     12,054   2.05 to 1.40     0.00        .06 to (0.59)
                        2003     392    22.67 to 16.05      8,737   2.05 to 1.40     0.00        44.15 to 28.44
                        2002      20    15.72 to 15.71        308   1.90 to 1.40     0.00        25.80 to 25.65

Scudder Total Return
B                       2006   1,150    17.79 to 15.68     20,283   2.05 to 1.40     2.19        8.30 to 7.60
                        2005   1,342    16.43 to 14.58     21,882   2.05 to 1.40     2.10        2.46 to 1.80
                        2004   1,458    16.03 to 14.32     23,218   2.05 to 1.40     1.15        4.88 to 4.20
                        2003   1,158    15.29 to 13.74     17,619   2.05 to 1.40     1.29        15.92 to 9.94
                        2002      61    13.19 to 13.17        802   1.90 to 1.40     0.00        5.50 to 5.38

Scudder Davis Venture
Value B                 2006   2,049    24.02 to 20.06     48,622   2.05 to 1.40     0.27       12.76 to 12.03
                        2005   2,283    21.30 to 17.90     48,136   2.05 to 1.40     0.37        7.71 to 7.02
                        2004   2,274    19.77 to 16.73     44,602   2.05 to 1.40     0.04        9.86 to 9.15
                        2003   1,377    18.00 to 15.33     24,648   2.05 to 1.40     0.15       27.62 to 22.61
                        2002      48    14.10 to 14.09        677   1.90 to 1.40     0.00       12.82 to 12.69

Scudder Dreman
Financial Services B    2006      --    20.84 to 16.15         --   2.05 to 1.40     2.97(a)     4.92 to 4.44(a)
                        2005     580    19.86 to 15.46     11,427   2.05 to 1.40     1.50      (1.84) to (2.47)
                        2004     614    20.23 to 15.85     12,319   2.05 to 1.40     1.06        9.94 to 9.23
                        2003     447    18.40 to 14.51      8,171   2.05 to 1.40     0.66        25.95 to 16.11
                        2002      27    14.61 to 14.59        388   1.90 to 1.40     0.00        16.89 to 16.75

Scudder Dreman High
Return Equity B         2006   5,323    26.17 to 21.38    137,629   2.05 to 1.40     1.29       16.57 to 15.82
                        2005   4,557    22.45 to 18.46    101,252   2.05 to 1.40     1.36        6.02 to 5.34
                        2004   4,527    21.17 to 17.53     95,077   2.05 to 1.40     1.15       12.04 to 11.32
                        2003   3,192    18.90 to 15.74     59,966   2.05 to 1.40     0.80       29.66 to 25.96
                        2002     150    14.58 to 14.56      2,188   1.90 to 1.40     0.00       16.60 to 16.46

             JOHN HANCOCK LIFE INSURANCE (U.S.A.) SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES--(CONTINUED)

                                                                   FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                        AT DECEMBER 31,           ----------------------------------------------
                              ----------------------------------   EXPENSE RATIO  INVESTMENT     TOTAL RETURN
                               UNITS   UNIT FAIR VALUE    ASSETS    HIGHEST TO      INCOME         HIGHEST TO
      SUBACCOUNT              (000S)  HIGHEST TO LOWEST   (000S)      LOWEST*       RATIO**        LOWEST***
      ----------              ------  -----------------  -------  --------------  ----------  ------------------
Scudder Dreman Small
Cap Value B             2006   1,857   $31.40 to $26.67  $57,632  2.05% to 1.40%    0.39%      22.86% to 22.07%
                        2005   2,215    25.56 to 21.85    56,042   2.05 to 1.40     0.36         8.26 to 7.56
                        2004   2,218    23.61 to 20.31    51,955   2.05 to 1.40     0.45        23.77 to 22.97
                        2003   1,482    19.07 to 16.52    28,118   2.05 to 1.40     0.43        39.68 to 32.13
                        2002      84    13.65 to 13.64     1,147   1.90 to 1.40     0.00         9.24 to 9.11

Scudder Salomon
Aggressive Growth B     2006      --    26.08 to 20.59        --   2.05 to 1.40     0.00(a)     10.62 to 9.95(a)
                        2005     268    23.58 to 18.72     6,237   2.05 to 1.40     0.00        11.66 to 10.93
                        2004     270    21.12 to 16.88     5,632   2.05 to 1.40     0.00        9.90 to 9.18
                        2003     213    19.21 to 15.46     4,057   2.05 to 1.40     0.00        33.38 to 23.67
                        2002       7    14.41 to 14.39        95   1.90 to 1.40     0.00        15.24 to 15.11

Scudder Janus Growth
& Income B              2006   1,146    21.35 to 18.17    24,222   2.05 to 1.40     0.23        6.49 to 5.80
                        2005   1,240    20.05 to 17.18    24,638   2.05 to 1.40     0.00        10.16 to 9.45
                        2004   1,173    18.20 to 15.69    21,209   2.05 to 1.40     0.00        9.54 to 8.83
                        2003     770    16.62 to 14.42    12,737   2.05 to 1.40     0.21        22.22 to 15.37
                        2002      28    13.54 to 13.52       379   1.90 to 1.40     0.00        8.32 to 8.20

Scudder Janus Growth
Opportunities B         2006      --    20.00 to 16.55        --   2.05 to 1.40     0.00(a)   (.83) to (1.43)(a)
                        2005     421    20.16 to 16.79     8,321   2.05 to 1.40     0.00         5.64 to 4.96
                        2004     383    19.09 to 16.00     7,239   2.05 to 1.40     0.00        10.65 to 9.93
                        2003     301    17.25 to 14.55     5,149   2.05 to 1.40     0.00        24.49 to 16.43
                        2002      12    13.86 to 13.84       172   1.90 to 1.40     0.00        10.86 to 10.73

Scudder MFS Strategic
Value B                 2006      --    21.15 to 17.18        --   2.05 to 1.40     0.65(a)     3.16 to 2.69(a)
                        2005   1,240    20.50 to 16.73    25,132   2.05 to 1.40     0.68       (1.97) to (2.61)
                        2004   1,231    20.91 to 17.18    25,500   2.05 to 1.40     0.07        15.76 to 15.01
                        2003     580    18.06 to 14.93    10,394   2.05 to 1.40     0.11        24.59 to 19.47
                        2002      23    14.50 to 14.48       340   1.90 to 1.40     0.00        15.98 to 15.84

Scudder Oak Strategic
Equity B                2006      --    21.65 to 14.80        --   2.05 to 1.40     0.00(a)     2.46 to 1.83(a)
                        2005     693    21.13 to 14.53    14,245   2.05 to 1.40     0.00       (5.82) to (6.43)
                        2004     743    22.44 to 15.53    16,278   2.05 to 1.40     0.00        (.53) to (1.17)
                        2003     413    22.56 to 15.72     9,134   2.05 to 1.40     0.00        47.06 to 25.72
                        2002      23    15.34 to 15.32       352   1.90 to 1.40     0.00        22.72 to 22.58

            JOHN HANCOCK LIFE INSURANCE (U.S.A.) SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES--(CONTINUED)

                                                                    FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                         AT DECEMBER 31,           ---------------------------------------------
                              -----------------------------------   EXPENSE RATIO  INVESTMENT     TOTAL RETURN
                               UNITS   UNIT FAIR VALUE    ASSETS      HIGHEST TO     INCOME        HIGHEST TO
      SUBACCOUNT              (000S)  HIGHEST TO LOWEST   (000S)       LOWEST*       RATIO**       LOWEST***
      ----------              ------  -----------------  --------  --------------  ----------  -----------------
Scudder Turner Mid
Cap Growth B            2006     742   $25.59 to $20.15  $ 18,694  2.05% to 1.40%     0.00%      4.74% to 4.06%
                        2005     823    24.43 to 19.37     19,804   2.05 to 1.40      0.00        9.71 to 9.00
                        2004     811    22.27 to 17.77     17,921   2.05 to 1.40      0.00        9.09 to 8.38
                        2003     582    20.42 to 16.39     11,793   2.05 to 1.40      0.00       46.02 to 31.16
                        2002      41    13.98 to 13.97        576   1.90 to 1.40      0.00       11.85 to 11.72

Scudder Real Estate B   2006     724    29.25 to 28.57     21,059   2.05 to 1.40      0.00       35.23 to 34.36
                        2005     871    21.63 to 21.26     18,755   2.05 to 1.40      2.25        9.77 to 9.06
                        2004     927    19.71 to 19.50     18,216   2.05 to 1.40      0.59       28.91 to 28.07
                        2003     396    15.29 to 15.22      6,043   2.05 to 1.40      0.00       22.30 to 21.78

Scudder Strategic
Income B                2006     907    14.64 to 14.29     13,189   2.05 to 1.40      4.79        7.24 to 6.55
                        2005   1,035    13.65 to 13.42     14,054   2.05 to 1.40      7.53        .51 to (.14)
                        2004     981    13.58 to 13.43     13,270   2.05 to 1.40      0.00        6.76 to 6.07
                        2003     497    12.72 to 12.67      6,310   2.05 to 1.40      0.00        1.76 to 1.33

Scudder Income
Allocation B            2006      --    13.59 to 13.41         --   2.05 to 1.40     4.76(a)    2.04 to 1.57(a)
                        2005     474    13.32 to 13.20      6,303   2.05 to 1.40      0.00        2.10 to 1.44
                        2004      43    13.04 to 13.01        562   2.05 to 1.40      0.00        4.35 to 4.10

Scudder Moderate
Allocation B            2006   7,759    15.28 to 15.04    117,984   2.05 to 1.40      0.88        9.40 to 8.69
                        2005   8,271    13.96 to 13.84    115,180   2.05 to 1.40      0.00        3.60 to 2.93
                        2004   1,626    13.48 to 13.45     21,899   2.05 to 1.40      0.00        7.83 to 7.57

Scudder Conservative
Allocation B            2006   2,174    14.64 to 14.42     31,684   2.05 to 1.40      1.17        7.30 to 6.61
                        2005   1,960    13.64 to 13.52     26,673   2.05 to 1.40      0.00        2.93 to 2.26
                        2004     569    13.26 to 13.22      7,535   2.05 to 1.40      0.00        6.04 to 5.78

Scudder Growth
Allocation B            2006   8,914    15.93 to 15.69    141,373   2.05 to 1.40      0.83       11.10 to 10.38
                        2005   9,593    14.34 to 14.21    137,158   2.05 to 1.40      0.00        4.55 to 3.87
                        2004   2,371    13.72 to 13.68     32,486   2.05 to 1.40      0.00        9.72 to 9.46

Scudder Templeton
Foreign Value B         2006      --    17.11 to 16.89         --   2.05 to 1.40     3.32(a)   20.41 to 19.67(a)
                        2005      86    14.21 to 14.11      1,221   2.05 to 1.40      1.22        7.87 to 7.18
                        2004       8    13.18 to 13.17        108   2.05 to 1.40      0.00        5.41 to 5.33

            JOHN HANCOCK LIFE INSURANCE (U.S.A.) SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES--(CONTINUED)

                                                                     FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                        AT DECEMBER 31,           ------------------------------------------------
                              ----------------------------------    EXPENSE RATIO  INVESTMENT       TOTAL RETURN
                               UNITS   UNIT FAIR VALUE    ASSETS     HIGHEST TO      INCOME          HIGHEST TO
      SUBACCOUNT              (000S)  HIGHEST TO LOWEST   (000S)       LOWEST*       RATIO**         LOWEST***
      ----------              ------  -----------------  -------  ---------------  ----------  -------------------
Scudder Mercury
Large Cap Core B        2006      --   $16.05 to $15.84  $    --  2.05% to 1.40%   0.00%(a)    11.18% to 10.50%(a)
                        2005      85    14.44 to 14.33     1,217   2.05 to 1.40      0.10         11.36 to 10.64
                        2004      35    12.96 to 12.95       460   2.05 to 1.40      0.00          3.72 to 3.63

Scudder Bond B          2006      46    12.91 to 12.77       594   2.05 to 1.40     3.08(a)      2.88 to 2.21(a)
                        2005      15    12.55 to 12.49       194   2.05 to 1.40     0.00(a)     0.37 to (0.06)(a)

Scudder Equity Index
500 B                   2006   1,674    22.32 to 18.50    36,849   2.05 to 1.40     0.85(a)       13.61 to 12.87
                        2005   1,974    19.65 to 16.39    38,324   2.05 to 1.40     0.00(a)        4.46 to 0.00

Alger American
Balanced B              2006   1,636    16.94 to 15.34    27,525   2.05 to 1.40      1.22          3.01 to 2.35
                        2005   1,913    16.44 to 14.99    31,267   2.05 to 1.40      1.44          6.65 to 5.96
                        2004   2,149    15.41 to 14.14    32,991   2.05 to 1.40      1.41          2.82 to 2.15
                        2003   1,661    14.99 to 13.85    24,827   2.05 to 1.40      1.79         17.08 to 10.77
                        2002      38    12.81 to 12.79       485   1.90 to 1.40      0.00          2.44 to 2.32

Alger American
Leveraged All Cap B     2006     452    23.50 to 20.19    10,548   2.05 to 1.40      0.00         17.31 to 16.55
                        2005     476    20.03 to 17.33     9,463   2.05 to 1.40      0.00         12.57 to 11.84
                        2004     511    17.80 to 15.49     9,040   2.05 to 1.40      0.00          6.40 to 5.71
                        2003     351    16.72 to 14.65     5,847   2.05 to 1.40      0.00         32.31 to 17.24
                        2002      20    12.64 to 12.62       249   1.90 to 1.40      0.00          1.08 to .96

Credit Suisse
Emerging Markets B      2006     475    38.19 to 35.34    17,978   2.05 to 1.40      0.55         30.68 to 29.83
                        2005     522    29.22 to 27.22    15,142   2.05 to 1.40      0.74         26.16 to 25.35
                        2004     453    23.16 to 21.71    10,438   2.05 to 1.40      0.33         23.19 to 22.39
                        2003     281    18.80 to 17.74     5,264   2.05 to 1.40      0.00         42.11 to 40.19
                        2002      67    13.35 to 13.33        90   1.90 to 1.40      0.33          6.77 to 6.64

Credit Suisse Global
Post Venture Capital
B                       2006     119    29.37 to 25.12     3,471   2.05 to 1.40      0.00         11.63 to 10.91
                        2005     142    26.31 to 22.64     3,716   2.05 to 1.40      0.00         14.53 to 13.79
                        2004      97    22.97 to 19.90     2,214   2.05 to 1.40      0.00         16.35 to 15.59
                        2003      61    19.75 to 17.22     1,194   2.05 to 1.40      0.00         45.61 to 37.72
                        2002       2    13.56 to 13.55        28   1.90 to 1.40      0.00          8.49 to 8.36

            JOHN HANCOCK LIFE INSURANCE (U.S.A.) SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES--(CONTINUED)

                                                                     FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                         AT DECEMBER 31,           ----------------------------------------------
                              -----------------------------------   EXPENSE RATIO  INVESTMENT      TOTAL RETURN
                               UNITS   UNIT FAIR VALUE    ASSETS     HIGHEST TO      INCOME          HIGHEST TO
      SUBACCOUNT              (000S)  HIGHEST TO LOWEST   (000S)       LOWEST*       RATIO**         LOWEST***
      ----------              ------  -----------------  --------  --------------  ----------  ------------------
Dreyfus Socially
Responsible Growth
B                       2006     101   $19.53 to $16.47   $ 1,951  2.05% to 1.40%     0.00%      7.45% to 6.75%
                        2005     118    18.18 to 15.43      2,124   2.05 to 1.40      0.00        1.92 to 1.26
                        2004     125    17.84 to 15.24      2,210   2.05 to 1.40      0.16        4.46 to 3.78
                        2003     108    17.07 to 14.68      1,829   2.05 to 1.40      0.00       24.01 to 17.45
                        2002       7    13.77 to 13.75         93   1.90 to 1.40      0.04       10.16 to 10.03

Dreyfus IP Midcap
Stock B                 2006   1,624    23.07 to 19.40     37,123   2.05 to 1.40      0.19        6.18 to 5.50
                        2005   1,879    21.72 to 18.39     40,476   2.05 to 1.40      0.00        7.43 to 6.73
                        2004   1,876    20.22 to 17.23     37,675   2.05 to 1.40      0.21       12.64 to 11.91
                        2003   1,298    17.95 to 15.39     23,165   2.05 to 1.40      0.35       29.65 to 23.15
                        2002      52    13.85 to 13.83        722   1.90 to 1.40      0.52       10.77 to 10.64

Invesco Utilities - B   2006     247    27.68 to 24.57      6,763   2.05 to 1.40      3.32       23.72 to 22.92
                        2005     291    22.37 to 19.98      6,449   2.05 to 1.40      2.53       15.22 to 14.47
                        2004     239    19.42 to 17.46      4,608   2.05 to 1.40      2.37       21.84 to 21.04
                        2003     201    15.94 to 14.42      3,187   2.05 to 1.40      2.40       15.84 to 15.26
                        2002       8    13.76 to 13.74        114   1.90 to 1.40      1.66       10.06 to 9.93

Basic Value Focus A     2006   1,058    32.64 to 16.86     28,247   1.90 to 1.40      1.32       19.98 to 19.38
                        2005   1,355    27.21 to 14.11     30,549   1.90 to 0.45      1.13        1.36 to 0.85
                        2004   1,658    26.84 to 13.97     36,880   1.90 to 1.40      0.93        9.39 to 8.84
                        2003   1,882    24.54 to 12.82     38,154   1.90 to 1.40      0.96       31.20 to 30.55
                        2002   2,183    18.70 to 9.81      33,521   1.90 to 1.40      0.82     (19.04) to (19.44)

Small Cap Value
Focus A                 2006     362    70.26 to 18.68     14,990   1.90 to 1.40      0.11       11.11 to 10.56
                        2005     439    63.24 to 16.89     16,487   1.90 to 1.40      0.82        8.71 to 8.17
                        2004     528    58.17 to 15.62     18,357   1.90 to 1.40      0.00       13.20 to 12.63
                        2003     599    51.39 to 13.87     18,311   1.90 to 1.40      0.00       40.64 to 39.94
                        2002     764    36.54 to 9.91      16,175   1.90 to 1.40      0.37     (24.92) to (25.29)

ML Global Allocation
B                       2006     124    23.90 to 13.61      1,771   1.90 to 1.40      2.42       14.74 to 14.17
                        2005     139    20.89 to 11.86      1,742   1.90 to .45       2.29        8.83 to 8.28
                        2004     149    19.26 to 10.90      1,719   1.90 to 1.40      2.68       12.61 to 12.05
                        2003     176    17.15 to 9.68       1,798   1.90 to 1.40      2.67        7.96 to 7.90

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A) SEPARATE ACCOUNT H
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2006

6. UNIT VALUES (CONTINUED)

*The Investment Income Ratio represents the dividends, excluding the distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

**The Expense Ratio represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of underlying funds are excluded.

***The Total Return Ratio represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. This does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

a The commencement and closing of sub-account operations for 2005 and 2006 are as follows:

Sub-accounts Opened                         2006       2005
-------------------                       --------   --------
Small Cap Opportunities A                            April 29
American Bond B                                        Aug 1
U.S. Global Leaders Growth A                         April 29
Active Bond A                                        April 29
Active Bond B                                        April 29
CGTC Overseas Equity B                               April 29
Independence Investment LLC Small Cap B              April 29
Marisco International Opportunities B                April 29
T Rowe Price Mid Value B                             April 29
UBS Large Cap B                                      April 29
U.S. High Yield B                                    April 29
Wellington Small Cap Growth B                        April 29
Wellington Small Cap Value B                         April 29
Wells Capital Core Bond B                            April 29
Index Allocation B                         Feb 16
Large Cap Value A                           Dec 1
Scudder Bond B                            April 29
Scudder Equity 500 Index B                 Sept 16

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A) SEPARATE ACCOUNT H
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2006

6. UNIT VALUES (CONTINUED)

Sub-accounts Closed                          2006       2005
-------------------                        -------   --------
Diversified Bond A                                   April 29
Diversified Bond B                                   April 29
Overseas A                                           April 29
Overseas B                                           April 29
Aggressive Growth A                                  April 29
Aggressive Growth B                                  April 29
Small Company Blend A                                April 29
Small Company Blend B                                April 29
Strategic Growth A                                   April 29
Strategic Growth B                                   April 29
Great Companies America B                            April 29
Scudder 21st Century Growth B                        April 29
Scudder Growth B                                     April 29
Scudder Eagle Focused Large Cap Growth B             April 29
Scudder Focus Value & Growth B                       April 29
Scudder Index 500 B                                   Sept 16
Large Cap Growth A                          May 1
Large Cap Growth B                          May 1
Strategic Value A                           Dec 4
Strategic Value B                           Dec 4
Mid Cap Core B                              Dec 4
Scudder Dreman Financial Services B        Sept 18
Scudder Salomon Aggressive Growth B         Dec 6
Scudder Janus Growth Opportunities B        Dec 6
Scudder MFS Strategic Value B              Sept 18
Scudder Oak Strategic Equity B              Dec 6
Scudder Income Allocation B                Sept 18
Scudder Templeton Foreign Value B           Dec 6
Scudder Mercury Large Cap Core B            Dec 6

7. DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefits plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Company believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

                                     PART C

                               OTHER INFORMATION

Guide to Name Changes and Successions:

                                  NAME CHANGES

DATE OF CHANGE       OLD NAME                                   NEW NAME
--------------       --------                                   --------
October 1, 1997      NASL Variable Account                      The Manufacturers  Life Insurance Company
                                                                of North America Separate Account A

October 1, 1997      North American Security Life Insurance     The Manufacturers Life Insurance Company
                     Company                                    of North America

November 1, 1997     NAWL Holding Co., Inc.                     Manulife-Wood Logan Holding Co., Inc.

September 24, 1999   Wood Logan Associates, Inc.                Manulife Wood Logan, Inc

January 1, 2005      The Manufacturers Life Insurance Company   John Hancock Life Insurance Company
                     (U.S.A.) Separate Account A                (U.S.A.) Separate Account A

January 1, 2005      The Manufacturers Life Insurance Company   John Hancock Life Insurance Company
                     (U.S.A.)                                   (U.S.A.)

January 1, 2005      Manulife Financial Securities LLC          John Hancock Distributors LLC

January 1, 2005      Manufacturers Securities Services LLC      John Hancock Investment Management
                                                                Services LLC

On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.

The following changes become effective January 1, 2002: (a) The Manufacturers Life Insurance Company of North America ("Manulife North America") merged into The Manufacturers Life Insurance Company (U.S.A.) with the latter becoming the owner of all of Manulife North America's assets, including the assets of Separate Account A and (b) Manulife Financial Securities LLC became the successor broker-dealer to Manufacturers Securities Services, LLC.

                                    * * * * *

Item 24. Financial Statements and Exhibits

     (a)  Financial Statements

          (1) Financial Statements of the Registrant, John Hancock Life Insurance Company (U.S.A.) Separate Account H (Part B of the registration statement). - FILED HEREWITH.

          (2) Financial Statements of the Depositor, John Hancock Life Insurance Company (U.S.A.) (Part B of the registration statement). - FILED HEREWITH.

     (b)  Exhibits

          (1) (i) Form of Resolution of the Board of Directors of The Manufacturers Life Insurance Company (U.S.A.) establishing The Manufacturers Life Insurance Company Separate Account H
                    - Incorporated by reference to Exhibit (1)(i) to pre-effective amendment No. 1 to this registration statement filed January 2, 2002 (the "Pre-Effective Amendment").

          (2) Agreements for custody of securities and similar investments - Not Applicable.

          (3) (i) Form of Underwriting Agreement - Incorporated by reference to Exhibit 3 (i) to post-amendment No. 6 on Form N-4, file number 33-76162, filed March 1, 1999 on behalf of The Manufacturers Life Insurance Company of North America.


              (ii) Form of broker-dealer agreement - Incorporated by reference to Exhibit 3(ii) to initial registration statement on Form N-4, file number 333-70864, filed October 3, 2001 (the "Initial Registration Statement")



              (iii) Form of Promotional Agent Agreement. Incorporated by
                    reference to Exhibit 3 (iii) to pre-effective amendment no. 1 to registration statement filed on Form N-4, file number 333-38081, filed March 17, 1998 on behalf of The Manufacturers Life Insurance Company of North America.


          (4) (i) Form of Flexible Payment Deferred Combination Fixed and Variable Group Annuity Contract, Non-Participating -- Incorporated by reference to Exhibit 4 (i) to registration statement filed on

                    Form N-4, file number 333-38081, filed October 16, 1997 on behalf of The Manufacturers Life Insurance Company of North America.



               (ii) Specimen Certificate Under Flexible Payment Deferred
                    Combination Fixed and Variable Group Annuity Contract, Non-Participating --Incorporated by reference to Exhibit 3
                    (ii) to registration statement filed on Form N-4, file number 333-38081, filed October 16, 1997 on behalf of The Manufacturers Life Insurance Company of North America.


               (iii) Specimen Endorsements to Contract: (i) Individual
                    Retirement Annuity Endorsement; (ii) ERISA Tax-sheltered Annuity Endorsement; (iii) Tax-sheltered Annuity Endorsement; (iv) Section 401 Plans Endorsement; (v) Texas Optional Retirement Program Endorsement; (vi) Qualified Contract Provisions; (vii) Fixed Account Endorsement; (viii) Death Benefit Endorsement - Incorporated by reference to Exhibit (b)(4)(iii) to registration statement filed on Form N-4, file number 333-38081 filed February 26, 1998 on behalf of The Manufacturers Life Insurance Company of North America.


               (iv) Individual Retirement Annuity Endorsement -- Incorporated by
                    reference to Exhibit 3 (iv) to registration statement filed on Form N-4, file number 333-38081, filed October 16, 1997 on behalf of The Manufacturers Life Insurance Company of North America.


               (v) Roth Individual Retirement Annuity Endorsement - Incorporated by reference to Exhibit (b)(4)(ii)(F) to registration statement filed on Form N-4, file number 33-76162, filed March 1, 1999 on behalf of The Manufacturers Life Insurance Company of North America.


               (vi) 457 Plan Endorsements - Incorporated by reference to Exhibit
                    (b)(4)(vi) to post-effective amendment no. 4 to registration statement filed on Form N-4, file number 333-38081, filed April 25, 2001 on behalf of The Manufacturers Life Insurance Company of North America.



          (5) (i) Specimen Application for Flexible Payment Deferred Combination fixed and Variable Group Annuity Contract, Non-Participating. - Incorporated by reference to Exhibit 3
                    (iv) to pre-effective amendment No. 1 registration statement on Form N-4, file number 333-38081, filed March 17, 1998 on behalf of The Manufacturers Life Insurance Company of North America.


               (ii) Specimen Certificate Application - Incorporated by reference to Exhibit (b)(5)(ii) to post effective amendment no. 4 to Form N-4, file number 33-76684, filed February 26, 1998 on behalf of Separate Account A of The Manufacturers Life Insurance Company of North America.

          (6) (i) Restated Articles of Redomestication of The Manufacturers Life Insurance Company (U.S.A.) -- Incorporated by reference to Exhibit A(6) to the registration statement on Form S-6 filed July 20, 2000 (File No. 333-41814 ).

               (ii) Certificate of Amendment of Certificate of Incorporation of
                    the Company, Name Change July 1984 -- Incorporated by reference to Exhibit (3)(i)(a) to Form 10Q of The Manufacturers Life Insurance Company of North America, filed November 14, 1997.

               (ii) Certificate of Amendment to Certificate of Incorporation of
                    the Company, Name Change July 1984 -- Incorporated by reference to Exhibit (3)(i)(a) to Form 10Q of The Manufacturers Life Insurance Company of North America, filed November 14, 1997.

               (iii) Certificate of Amendment to Certificate of Incorporation of
                    the Company changing its name to John Hancock Life Insurance Company (U.S.A.) effective January 1, 2005 - Incorporated by reference to Exhibit (b)(6)(iii) to Form N-4, file no. 333-70728, filed May 1, 2007.

               (iv) By-laws of The Manufacturers Life Insurance Company (U.S.A.)
                    -- Incorporated by reference to Exhibit A(6)(b) to the registration statement on Form S-6 filed July 20, 2000 (File No. 333-41814).

               (v) Amendment to By-Laws reflecting the Company's name change to John Hancock Life Insurance Company (U.S.A.) effective January 1, 2005 Incorporated by reference to Exhibit
                    (b)(6)(v) to Form N-4, file no. 333-70728, filed May 1 2007.

          (7) (i) Form of contract of reinsurance in connection with the variable annuity contracts being offered - Variable Annuity Guaranteed Death Benefit Reinsurance Contract with Connecticut General Life Insurance Company, effective July 1, 1995 -- Incorporated by reference to Exhibit (b)(7)(ii) to post-effective amendment no. 2 to Form N-4,file number 33-76684, filed March 1, 1996 on behalf of the NASL Variable Account of North American Security Life Insurance Company.

               (ii) Form of contract of reinsurance in connection with the variable annuity contracts being offered - Variable Annuity Guaranteed Death Benefit Reinsurance Contract with Connecticut General Life Insurance Company, effective July 1, 1995 -- Incorporated by reference to Exhibit (b)(7)(iii) to post-effective amendment no. 2 to Form N-4, file number 33-76684, filed March 1, 1996 on behalf of the NASL Variable Account of North American Security Life Insurance Company.

               (iii) Form of contract of reinsurance in connection with the variable annuity contracts being offered - Automatic Reinsurance Agreement with Swiss Re America, effective August 1, 1995 -- Incorporated by reference to Exhibit
                    (b)(7)(iv) to post-effective amendment no. 3 to Form N-4, file number 33-76684, filed February 28, 1997 on behalf of the NASL Variable Account of North American Security Life Insurance Company.

               (iv) Form of contract of reinsurance in connection with the variable annuity contracts being offered - Reinsurance Agreement with PaineWebber Life Insurance Company, effective December 31, 1994 -- Previously filed as Exhibit (b)(7)(v) to post-effective amendment no. 3 to Form N-4, file no. 33-76684, filed February 28, 1997.


               (v) Form of coinsurance Agreement with Peoples Security Life Insurance Company, effective June 30, 1995 - Incorporated by reference to Exhibit 10(iv) to pre-effective amendment No. 1 to Form S-1, file number 333-6011, filed January 29, 1997


               (vi) Form of Automatic Reinsurance Agreement with AXA Re Life
                    Insurance Company, effective May 1, 2000. Incorporated by reference to Exhibit (7)(v) to pre-effective amendment No. 1, to Form N-4, file number 333-70728, filed January 2, 2002.


                    i. Form of Amendment No. 1 to Automatic Reinsurance Agreement (Agreement 2000-14) dated May 1, 2000 with AXA Re Life Insurance Company. Incorporated by reference to Exhibit 7(v)(i) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 30, 2002



                    ii Form of Amendment No. 2 to Automatic Reinsurance Agreement (Agreement 2000-14 dated May 1, 2000 with AXA Re Life Insurance Company. . Incorporated by reference to Exhibit 7(v)(ii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 30, 2002



                    iii Form of Amendment No. 3 to Automatic Reinsurance Agreement (Agreement 2000-14) dated May 1, 2000 with AXA Re Life Insurance Company. . Incorporated by reference to Exhibit 7(v)(iii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 30, 2002



               (vii) Form of Automatic Reinsurance Agreement (Agreement 2000-21)
                    with AXA Re Life Insurance Company now known as AXA Corporate Solutions Life Reinsurance Company, effective August 15, 2000. Incorporated by reference to Exhibit 7(vi) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 30, 2002.



               (viii) Form of Automatic Reinsurance Agreement (Agreement
                    2001-41) with AXA Corporate Solutions Life Reinsurance Company, effective January 29, 2001. . Incorporated by reference to Exhibit 7(vii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 30, 2002



               (ix) Form of Automatic Reinsurance Agreement (Agreement 2001-47)
                    with AXA Corporate Solutions Life Reinsurance Company, effective July 1, 2001. . Incorporated by reference to
                    Exhibit 7(viii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 30, 2002
                    i Form of Amendment No. 1 to Automatic Reinsurance Agreement (Agreement 2001-47) dated July 1, 2001 with AXA Corporate Solutions Life Reinsurance Company. . Incorporated by reference to Exhibit 7(viii)(i) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 30, 2002

               (x) Form of Automatic Reinsurance Agreement (Agreement 2001-48) with AXA Corporate Solutions Life Reinsurance Company, effective July 1, 2001. Incorporated by reference to Exhibit 7(ix) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 30, 2002

          (8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

               (i) Form of Remote Service Agreement dated November 1, 1996 with CSC Continuum, Inc.-- Incorporated by reference to Exhibit
                    (b)(8)(i) to post-effective amendment no. 3 to Form N-4, file number 33-76684, filed February 28, 1997 on behalf of the NASL Variable Account of North American Security Life Insurance Company.

               (ii) Amendment to Remote Service Agreement dated April 1, 1998 with CSC Continuum Inc. -- Incorporated by reference to Exhibit (b)(8)(ii) to post effective amendment no. 9 to Form N-4, file number 33-77878, filed April 27, 2000.

               (iii) Amendment to Remote Service Agreement dated March 1999 with
                    CSC Continuum Inc. - Incorporated by reference to Exhibit
                    (b)(8)(ii) to post-effective amendment no. 9 to Form N-4, file number 33-76162 filed April 27, 2000.

               (iv) Form of Merger Agreement with The Manufacturers Life
                    Insurance Company (U.S.A.) and The Manufacturers Life Insurance Company of North America -Incorporated by reference to Exhibit (8)(iv) to the Initial Registration Statement.

          (9) Opinion of James D. Gallagher, Esq. as to the legality of the securities being registered and consent to use of opinion - Incorporated by reference to Exhibit 9 to the Pre-Effective Amendment.

          (10) Written consent of Ernst & Young LLP independent auditors. - FILED HEREWITH

          (11) All financial statements omitted from Item 23, Financial Statements -- Not Applicable.

          (12) Agreements in consideration for providing initial capital between or among Registrant, Depositor Underwriter or initial contract owners -- Not Applicable.

          (13) Schedule for computation of performance quotations provided in the Registration Statement in response to Item 21--Incorporated by reference to Exhibit (b)(13) to post-effective amendment no. 2 to Form N-4, file number 33-76684, filed March 1, 1996 on behalf of the NASL Variable Account of North American Security Life Insurance Company.

          (14) Financial Data Schedule --Not Applicable

          (15) Powers of Attorney

               (i)  Not applicable.

               (ii) Not applicable.

               (iii) Not applicable.

               (iv) Not applicable.

               (v)  Not applicable.

               (vi) Not applicable.

               (vii) Not applicable.

               (viii) Power of Attorney (James R. Boyle, John D. DesPrez III,
                    John R. Ostler, Rex Schlaybaugh Jr., Diana Scott, Warren Thompson -- Incorporated by reference to the registration statement on Form N-4, file no 333-71072 Exhibit (15)(viii) to post-effective amendment no. 9 filed May 1, 2006.

               (ix) Power of Attorney (Steven Finch, Hugh McHaffie, Katherine
                    MacMillan). - FILED HEREWITH

Item 25.  Directors and Officers of the Depositor.

     OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                              EFFECTIVE APRIL 2007

NAME AND PRINCIPAL BUSINESS
ADDRESS                       POSITION WITH DEPOSITOR
---------------------------   -----------------------
John D. DesPrez III*          Chairman & President
Hugh McHaffie*                Director, Executive Vice President, Wealth Management
James R. Boyle*               Director, Executive Vice President, Life Insurance
Warren Thomson***             Director, Executive Vice President and Chief Investments Officer, US Investments

Steven Finch*                 Director, Senior Vice President & General Manager, Life Insurance
Marc Costantini*              Director, Senior Vice President & General Manager, Variable Annuities
Diana Scott*                  Director, Senior Vice President, Human Resources
John R. Ostler**              Director
Rex Schlaybaugh, Jr.*         Director
Katherine  MacMillan**        Director, Senior Vice President & General Manager, RPS

Jonathan Chiel*               Executive Vice President & General Counsel
Steven Mannik**               Executive Vice President & General Manager, Reinsurance
Lynne Patterson*              Senior Vice President & Chief Financial Officer

Patrick Gill**                Senior Vice President and Controller
Scott Hartz                   Senior Vice President, US Investments

Emanuel Alves*                Vice President, Counsel & Corporate Secretary
Kris Ramdial**                Vice President, Treasury
John Brabazon                 Vice President & CFO, US Investments
Philip Clarkson*              Vice President, Taxation
Brian Collins**               Vice President, Taxation
Mitchell A. Karman*           Vice President, Chief Compliance Officer & Counsel
Peter Mitsopoulos*            Vice President, Treasury

*    Principal business office is 601 Congress Street, Boston, MA 02210

**   Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

***  Principal business office is 197 Clarendon Street, Boston, MA 02117

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.

Registrant is a separate account of John Hancock Life Insurance Company (U.S.A.) (the "Company"), operated as a unit investment trust. Registrant supports benefits payable under the Company's variable annuity contracts by investing assets allocated to various investment options in shares of John Hancock Trust (the "Trust"), which is a "series" type of mutual fund registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company. The purchasers of variable annuity and variable life insurance contracts, in connection with which the Trust is used, will have the opportunity to instruct the Company with respect to the voting of the shares of the Series Fund held by Registrant as to certain matters. Subject to the voting instructions, the Company directly controls Registrant.

The Depositor is controlled by John Hancock Financial Services, Inc. ("JHFS"). A list of persons controlled by JHFS is incorporated by reference to Exhibit 21.1 from the Annual Report filed on Form 10-K of File No. 1-15607, filed on March 15, 2004.

On the effective date of this Amendment to the Registration Statement, JHFS and its subsidiaries are controlled by Manulife Financial Corporation ("MFC"). A list of other persons controlled by MFC as of December 31, 2006 appears below:

Principal Subsidiaries

The following is a list of the directly and indirectly held major operating subsidiaries of Manulife Financial Corporation.

AS AT DECEMBER 31, 2006                                     OWNERSHIP  EQUITY
(Unaudited, Canadian $ in millions)                        PERCENTAGE INTEREST           ADDRESS DESCRIPTION
-----------------------------------                        ---------- --------           ------- -----------
MANULIFE FINANCIAL CORPORATION                                                   Toronto, Canada Publicly traded stock life
                                                                                                 insurance company
   THE MANUFACTURERS LIFE INSURANCE COMPANY                       100 $14,440    Toronto, Canada Leading Canadian-based financial
                                                                                                 services company that offers a
                                                                                                 diverse range of financial
                                                                                                 protection products and wealth
                                                                                                 management services
      Manulife Holdings (Alberta) Limited                         100            Calgary, Canada Holding company
         Manulife Holdings (Delaware) LLC                         100           Delaware, U.S.A. Holding company
            The Manufacturers Investment Corporation              100           Michigan, U.S.A. Holding company
               John Hancock Life Insurance Company                100           Michigan, U.S.A. U.S. based life insurance company
                  (U.S.A.)                                                                       that provides individual life
                                                                                                 insurance, annuities, and group
                                                                                                 pension products in all states in
                                                                                                 the U.S. except New York
                  John Hancock Life Insurance Company of          100           New York, U.S.A. Provides group pension, individual
                     New York                                                                    annuities and life insurance
                                                                                                 products in the State of New York
                  John Hancock Investment Management              95             Massachusetts, Investment advisor
                     Services, LLC                                                               U.S.A.
               Manulife Reinsurance Limited                       100          Hamilton, Bermuda Provides life and financial
                                                                                                 reinsurance
         Manulife Holdings (Bermuda) Limited                      100          Hamilton, Bermuda Holding company
      Manufacturers P&C Limited                                   100               St. Michael, Provides property and casualty and
                                                                                        Barbados financial reinsurance
         Manufacturers Life Reinsurance Limited                   100               St. Michael, Provides life and financial
                                                                                        Barbados reinsurance
         Manulife International Holdings Limited                  100          Hamilton, Bermuda Holding company
            Manulife (International) Limited                      100           Hong Kong, China Life insurance company serving Hong
                                                                                                 Kong and Taiwan
               Manulife-Sinochem Life Insurance Co. Ltd.           51            Shanghai, China Chinese life insurance company
            Manulife Asset Management (Asia) Limited              100               St. Michael, Holding company
                                                                                        Barbados
               Manulife Asset Management (Hong Kong)              100           Hong Kong, China Hong Kong investment management and
                  Limited                                                                        advisory company marketing mutual
                                                                                                 funds
      Manulife Bank of Canada                                     100           Waterloo, Canada Provides integrated banking
                                                                                                 products and service options not
                                                                                                 available from an insurance company
      Manulife Canada Ltd.                                        100           Waterloo, Canada Canadian life insurance company
         FNA Financial Inc.                                       100            Toronto, Canada Holding company
      Elliott & Page Limited                                      100            Toronto, Canada Investment counseling, portfolio
                                                                                                 and mutual fund management in
                                                                                                 Canada
      First North American Insurance Company                      100            Toronto, Canada Canadian property and casualty
                                                                                                 insurance company
      NAL Resources Management Limited                            100            Calgary, Canada Management company for oil and gas
                                                                                                 properties
      Manulife Securities International Ltd.                      100           Waterloo, Canada Mutual fund dealer for Canadian
                                                                                                 operations
      Regional Power Inc.                                        83.5           Montreal, Canada Operator of hydro-electric power
                                                                                                 projects
         MLI Resources Inc.                                       100            Calgary, Canada Holding company for oil and gas
                                                                                                 assets and Japanese operations
      Manulife Life Insurance Company                             100               Tokyo, Japan Japanese life insurance company
      P.T. Asuransi Jiwa Manulife Indonesia                        95                   Jakarta, Indonesian life insurance company
                                                                                       Indonesia
         P.T. Manulife Aset Manajemen Indonesia                  95.3                   Jakarta, Indonesian investment management
                                                                                       Indonesia and advisory company marketing
                                                                                                 mutual funds
      The Manufacturers Life Insurance Co. (Phils.), Inc.         100                    Manila, Filipino life insurance company
                                                                                     Philippines
      Manulife (Singapore) Pte. Ltd.                              100                  Singapore Singaporean life insurance company
      Manulife (Vietnam) Limited                                  100          Ho Chi Minh City, Vietnamese life insurance company
                                                                                         Vietnam
      Manulife Insurance (Thailand) Public Company Limited       97.9          Bangkok, Thailand Thai life insurance company
      Manulife Europe Ruckversicherungs-Aktiengesellschaft        100           Cologne, Germany European property and casualty
                                                                                                 reinsurance company
      MFC Global Fund Management (Europe) Limited                 100            London, England Holding company
         MFC Global Fund Investment Management (Europe)           100            London, England Investment management company for
            Limited                                                                              Manulife Financial's international
                                                                                                 funds

AS AT DECEMBER 31, 2006                                     OWNERSHIP  EQUITY
(Unaudited, Canadian $ in millions)                        PERCENTAGE INTEREST           ADDRESS DESCRIPTION
-----------------------------------                        ---------- --------           ------- -----------
MANULIFE FINANCIAL CORPORATION                                                   Toronto, Canada Publicly traded stock life
                                                                                                 insurance company
   JOHN HANCOCK HOLDINGS (DELAWARE) LLC                           100 $11,547        Wilmington, Holding company
                                                                                Delaware, U.S.A.
      John Hancock Financial Services, Inc.                       100                    Boston, Holding company
                                                                                  Massachusetts,
                                                                                          U.S.A.
         John Hancock Life Insurance Company                      100                    Boston, Leading U.S. based financial
                                                                                  Massachusetts, services company that offers a
                                                                                          U.S.A. diverse range of financial
                                                                                                 protection products and wealth
                                                                                                 management services
            John Hancock Variable Life Insurance Company          100                    Boston, U.S. based life insurance company
                                                                                  Massachusetts, that provides variable and
                                                                                          U.S.A. universal life insurance policies,
                                                                                                 and annuity products in all states
                                                                                                 in the U.S. except New York
            P.T. Asuransi Jiwa John Hancock Indonesia            96.2                   Jakarta, Indonesian life insurance company
                                                                                       Indonesia
            Independence Declaration Holdings LLC                 100                    Boston, Holding company
                                                                                  Massachusetts,
                                                                                          U.S.A.
               Declaration Management & Research LLC              100          McLean, Virginia, Provides institutional investment
                                                                                          U.S.A. advisory services
            John Hancock Subsidiaries LLC                         100                Wilmington, Holding company
                                                                                Delaware, U.S.A.
               John Hancock Financial Network, Inc.               100                    Boston, Financial services distribution
                                                                                  Massachusetts, organization
                                                                                           U.S.A
               The Berkeley Financial Group, LLC                  100                    Boston, Holding company
                                                                                  Massachusetts,
                                                                                           U.S.A
                  John Hancock Funds LLC                          100                    Boston, Mutual fund company
                                                                                  Massachusetts,
                                                                                           U.S.A
               Hancock Natural Resource Group, Inc.               100                    Boston, Manager of globally diversified
                                                                                  Massachusetts, timberland and agricultural
                                                                                           U.S.A portfolios for public and corporate
                                                                                                 pension plans, high net-worth
                                                                                                 individuals, foundations and
                                                                                                 endowments
      John Hancock International Holdings, Inc.                   100                    Boston, Holding company
                                                                                  Massachusetts,
                                                                                          U.S.A.
         Manulife Insurance (Malaysia) Berhad                    45.8              Kuala Lumpur, Malaysian life insurance company
                                                                                        Malaysia
      John Hancock International, Inc.                            100                    Boston, Holding company
                                                                                  Massachusetts,
                                                                                          U.S.A.
         John Hancock Tianan Life Insurance Company                50            Shanghai, China Chinese life insurance company

Item 27. Number of Contract owners.

     As of MARCH 31, 2007, there were 2 qualified contracts and 9 nonqualified contracts outstanding.

Item 28. Indemnification.

     Article XII of the Restated Articles of Redomestication of the Company provides as follows:

     No director of this Corporation shall be personally liable to the Corporation or its shareholders or policyholders for monetary damages for breach of the director's fiduciary duty, provided that the foregoing shall not eliminate or limit the liability of a director for any of the following:

          i) a breach of the director's duty or loyalty to the Corporation or its shareholders or policyholders;

          ii) acts or omissions not in good faith or that involve intentional misconduct or knowing violation of law;

          iii) a violation of Sections 5036, 5276 or 5280 of the Michigan Insurance Code, being MCLA 500.5036, 500.5276 and 500.5280;

          iv) a transaction from which the director derived an improper personal benefit; or

          v) an act or omission occurring on or before the date of filing of these Articles of Incorporation.

     If the Michigan Insurance Code is hereafter amended to authorize the further elimination or limitation of the liability of directors. then the liability of a director of the Corporation, in addition to the limitation on personal liability contained herein, shall be eliminated or limited to the fullest extent permitted by the Michigan Insurance Code as so amended. No amendment or repeal of this Article XII shall apply to or have any effect on the liability or alleged liability of any director of the Corporation for or with respect to any acts or omissions of such director occurring prior to the effective date of any such amendment or repeal.

     Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

     (a) Set forth below is information concerning other investment companies for which John Hancock Distributors, LLC ("JHD LLC"), the principal underwriter of the contracts, acts as investment adviser or principal underwriter.

NAME OF INVESTMENT COMPANY                                           CAPACITY IN WHICH ACTING
--------------------------                                           ------------------------
John Hancock Life Insurance Company (U.S.A.) Separate Account H      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account A      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account N      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account I      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account L      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account M      Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account A   Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account B   Principal Underwriter
John Hancock Life Insurance Company Variable Annuity Account H       Principal Underwriter
John Hancock Life Insurance Company Variable Annuity Account U       Principal Underwriter
John Hancock Life Insurance Company Variable Annuity Account V       Principal Underwriter
John Hancock Life Insurance Company Variable Life Account UV         Principal Underwriter
John Hancock Variable Life Insurance Company Variable Account I      Principal Underwriter
John Hancock Variable Life Insurance Company Variable Account JF     Principal Underwriter
John Hancock Variable Life Insurance Company Variable Account S      Principal Underwriter
John Hancock Variable Life Insurance Company Variable Account U      Principal Underwriter
John Hancock Variable Life Insurance Company Variable Account V      Principal Underwriter

     (b) John Hancock Life Insurance Company (U.S.A.) is the sole member of John Hancock Distributors LLC (JHD LLC) and the following officers of John Hancock Life Insurance Company (U.S.A.) have power to act on behalf of JHD LLC: John DesPrez III* (Chairman and President), Marc Costantini* (Executive Vice President and Chief Financial Officer) and Jonathan Chiel* (Executive Vice President and General Counsel). The board of managers of JHD LLC (consisting of Marc Costantini*, Kevin Hill*, Steve Finch***, Katherine MacMillan** and Christopher M. Walker**) may also act on behalf of JHD LLC.

*    Principal business office is 601 Congress Street, Boston, MA 02210

**   Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

***  197 Clarendon St, Boston, MA 02116

     (c)  None.

Item 30. Location of Accounts and Records.

         All books and records are maintained at 601 Congress Street, Boston, MA 02210.

Item 31.  Management Services.

         None.

Item 32.  Undertakings.

     (a) Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

                  John Hancock Life Insurance Company (U.S.A.) (the "Company") hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that they meet the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to the Registration and have caused this post-effective amendment to the Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this first day of May 2007.

JOHN HANCOCK LIFE INSURANCE COMPANY
(U.S.A.) SEPARATE ACCOUNT H
(Registrant)

By: JOHN HANCOCK LIFE INSURANCE
    COMPANY (U.S.A.)
    (Depositor)


By: /s/ John D. DesPrez III
    ---------------------------------
    John D. DesPrez III
    Chairman & President


JOHN HANCOCK LIFE INSURANCE COMPANY
(U.S.A.)


By: /s/ John D. DesPrez III
    ---------------------------------
    John D. DesPrez III
    Chairman & President

                                   SIGNATURES

     As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities with the Depositor on the first day of May 2007.

Signature                               Title
---------                               -----


/s/ John D. DesPrez III                 Chairman & President
-------------------------------------   (Principal Executive Officer)
John D. DesPrez III


/s/ Lynne Patterson                     Senior Vice President & Chief Financial
-------------------------------------   Officer
Lynne Patterson                         (Principal Financial Officer)


/s/ Patrick Gill                        Senior Vice President and Controller
-------------------------------------   (Principal Accounting Officer)
Patrick Gill


                  *                     Director, Executive Vice President, Life
-------------------------------------   Insurance
James R. Boyle


                  *                     Director, Senior Vice President &
-------------------------------------   General Manager, Variable Annuities
Marc Costantini


                  *                     Director, Senior Vice President &
-------------------------------------   General Manager, Life Insurance
Steven Finch


                  *                     Director, Senior Vice President &
-------------------------------------   General Manager, RPS
Katherine MacMillan


                  *                     Director, Executive Vice President,
-------------------------------------   Wealth Management
Hugh McHaffie


                  *                     Director
-------------------------------------
John R. Ostler


                  *                     Director
-------------------------------------
Rex Schlaybaugh, Jr.


                  *                     Director, Senior Vice President, Human
-------------------------------------   Resources
Diana Scott


                  *                     Director, Executive Vice President and
-------------------------------------   Chief Investments Officer, US
Warren Thomson                          Investments


*/s/ Arnold R. Bergman                  Chief Counsel - Annuities
-------------------------------------
Arnold R. Bergman
Pursuant to Power of Attorney

                                  EXHIBIT INDEX

ITEM NO.                                   DESCRIPTION
--------                                   -----------
24.(b)10      Consent of Independent Registered Public Accounting Firm

24(b)15(ix)   Power of Attorney (Steven Finch, Hugh McHaffie, Katherine MacMillan)